Nuveen All-American Municipal Bond Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%
	MUNICIPAL BONDS – 98.7%
	Alabama – 1.2%
$12,015	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	AAA	$14,349,995
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B+	1,097,660
4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	4,773,960
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A	19,600,623
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	533,840
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,342,657
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A	8,708,920
3,055	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,357,445
55,245	Total Alabama			65,765,100
	Alaska – 0.3%
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
2,000	4.000%, 4/01/30	4/29 at 100.00	A+	2,313,920
2,045	4.000%, 4/01/31	4/29 at 100.00	A+	2,335,492
2,000	4.000%, 4/01/32	4/29 at 100.00	A+	2,264,380
615	4.000%, 4/01/34	4/29 at 100.00	A+	688,548
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA-	4,784,942
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	1/20 at 100.00	B3	2,002,960
12,515	Total Alaska			14,390,242
	Arizona – 1.7%
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,100	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,205,611
1,000	5.375%, 7/01/50, 144A	7/26 at 100.00	BB	1,101,980
1,250	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,382,263

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$2,435	Arizona State, State Lottery Revenue Bonds, Refunding Series 2019, 5.000%, 7/01/28	No Opt. Call	AA+	$3,122,327
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,167,683
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	10,776,155
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
1,150	4.000%, 7/01/29, 144A	No Opt. Call	Ba2	1,240,459
1,175	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	1,298,833
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A2	1,502,600
935	5.000%, 9/01/42	9/28 at 100.00	A2	1,111,369
4,010	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 1.750%, 1/01/35 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	4,019,664
2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	3,059,425
215	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	235,975
4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	4,077,520
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,253,422
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,903,700
470	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	482,469
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,077,570
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB-	2,250,864
2,325	6.000%, 7/01/43	7/20 at 102.00	BB-	2,342,810
195	6.000%, 7/01/48	7/20 at 102.00	BB-	196,176
440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB-	452,932
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	417,524

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	$3,932,857
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,254,350
13,155	5.000%, 12/01/32	No Opt. Call	A3	16,987,841
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,265,696
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,769,124
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,149,044
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,169,476
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,070,880
704	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	1/20 at 100.00	N/R	700,755
80,164	Total Arizona			94,979,354
	Arkansas – 0.3%
13,340	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	14,199,630
	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	509,485
1,020	6.000%, 6/01/40 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	1,040,349
14,860	Total Arkansas			15,749,464
	California – 19.8%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,086,541
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,052,242
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,081,294
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
2,350	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa (5)	2,331,059
50	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	49,301
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (6)	5/40 at 100.00	Aa3	7,970,283
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,292,900
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,273,320

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$14,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	$16,603,538
5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	5,897,445
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA	14,081,859
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	11,918,300
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	5,433,804
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,968,462
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	18,441,472
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,446,115
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,727,108
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,357,957
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	547,725
13,330	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	16,076,913
2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	2,443,158
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA-	2,544,669
1,940	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers, Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/49	8/29 at 100.00	AA	2,403,582
610	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Taxable Series 2019, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	654,024
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,644,306
3,205	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (5)	3,311,502
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	571,266
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,407,308

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
$7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	$8,967,238
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,490,830
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,789,050
33,900	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB	39,600,285
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,163,200
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,222,104
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,033,133
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,236,602
12,825	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB	14,588,566
640	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	757,414
1,625	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	1,953,315
1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,255,936
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,605,538
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	Aa3	1,036,460
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
2,525	5.000%, 5/01/31	No Opt. Call	Aa3	3,386,530
2,650	5.000%, 5/01/32	No Opt. Call	Aa3	3,600,953
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (5)	1,007,920
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2019C:
4,825	5.000%, 11/01/32	11/29 at 100.00	Aa3	6,218,170
5,000	5.000%, 11/01/33	11/29 at 100.00	Aa3	6,431,900
5,000	5.000%, 11/01/34	11/29 at 100.00	Aa3	6,414,300
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	41,306,384

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
$6,195	5.000%, 10/01/25	No Opt. Call	Aa2	$7,529,093
8,000	3.000%, 10/01/34	10/29 at 100.00	Aa2	8,495,280
8,075	3.000%, 10/01/35	10/29 at 100.00	Aa2	8,546,580
13,000	3.000%, 10/01/36	10/29 at 100.00	Aa2	13,691,470
700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.060%, 3/01/40 – AGM Insured, 144A (IF) (7)	3/20 at 100.00	AA	720,139
1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	Aa2	1,409,744
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	14,207,640
	California State, General Obligation Bonds, Various Purpose Series 2019:
6,000	5.000%, 11/01/29	No Opt. Call	Aa2	7,905,480
3,960	5.000%, 4/01/49	4/29 at 100.00	Aa2	4,919,231
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	1,109,910
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,231,032
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	1,518,139
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	29,651,911
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,016,340
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	697,848
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,403,498
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,641,800
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,186,645
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30 (8)	1/20 at 100.00	N/R	648,693
5,300	5.750%, 7/01/35 (8)	1/20 at 100.00	N/R	4,167,357
2,000	5.500%, 7/01/39 (8)	1/20 at 100.00	N/R	1,572,588

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
$3,390	3.000%, 6/01/37	6/28 at 100.00	AA	$3,528,922
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	3,843,419
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,109,832
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	445,800
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	7,061,997
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,080,745
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,152,397
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	6,674,300
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	3/20 at 100.00	A	1,393,822
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,165,700
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
3,425	5.000%, 6/01/35	6/28 at 100.00	BB+	4,035,369
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,539,920
46,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	1/20 at 20.36	CCC-	7,831,975
9,000	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	10,919,610
1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,023,660
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,876,684
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,208,370
11,625	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	11,558,970
21,500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/48	8/29 at 100.00	Aa2	21,779,500
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,924,720
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,679,412
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,676,843

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
$7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	$9,360,600
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,308,550
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,628,632
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,711,686
15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	18,163,976
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	AA-	12,084,300
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D:
4,800	5.000%, 7/01/37	7/29 at 100.00	Aa2	6,148,464
5,010	5.000%, 7/01/39	7/29 at 100.00	Aa2	6,367,309
8,000	5.000%, 7/01/44	7/29 at 100.00	Aa2	10,015,200
6,400	5.000%, 7/01/49	7/29 at 100.00	Aa2	7,967,744
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	AA	9,229,500
6,000	5.000%, 7/01/48	7/28 at 100.00	AA	7,335,360
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	15,785,904
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,825,987
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,064,750
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,091,350
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	11,151,374
7,475	5.000%, 7/01/38	1/28 at 100.00	AAA	9,181,542
15,150	5.250%, 7/01/42	1/28 at 100.00	AAA	18,868,264
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,443,562
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	20,665,786
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,089,225
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	546,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,000	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	AA- (5)	$3,026,640
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	1/20 at 100.00	AA	1,019,010
1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,056,560
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,948,391
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,289,628
2,500	6.500%, 11/01/39	No Opt. Call	A	3,913,350
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	31,534,812
11,305	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 (ETM)	3/20 at 100.00	N/R (5)	12,352,182
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,435,875
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,287,220
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	616,885
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	610,555
1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	1,775,596
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA-	3,593,989
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	3,041,060
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (6)	8/36 at 100.00	AA	17,680,800
4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	N/R (5)	4,101,880
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,183,176
715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	824,967
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A+	5,218,650
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A+	7,250,040
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A+	6,026,800

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$845	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/20 at 100.00	N/R	$849,690
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A:
3,000	4.000%, 7/01/37	7/29 at 100.00	A+	3,484,920
3,000	4.000%, 7/01/38	7/29 at 100.00	A+	3,472,260
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	9,429,040
2,500	5.000%, 7/01/47	7/27 at 100.00	A+	3,024,725
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	4,230,924
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,589,308
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,200,633
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,390,891
12,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	14,194,323
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	14,902,870
25,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	30,213,500
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	15,164,527
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	11,070,417
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (AMT)	No Opt. Call	A	2,159,320
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA+	4,259,884
440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	468,521
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	295,367
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (5)	545,300
920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured (Pre-refunded 9/01/20)	9/20 at 100.00	AA (5)	944,978
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	4,010,055
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,068,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
$2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	$2,228,324
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,194,503
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,403,598
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,635,701
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,377,628
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa2	5,975,781
11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (6)	No Opt. Call	Aa2	10,654,875
1,004,235	Total California			1,097,729,585
	Colorado – 5.1%
17,840	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AA+	21,213,901
560	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	600,023
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	535,330
750	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	785,415
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,979,321
1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,536,696
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	1/20 at 100.00	BB+	2,069,708
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,430,275
2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.125%, 12/01/39	1/20 at 100.00	AA-	2,502,700
11,755	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	13,134,097
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,914,222
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,537,326

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$9,985	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	$10,624,939
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	A-	12,953,160
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	834,526
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	7,376,767
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,230,430
1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	1,148,224
1,000	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,091,010
8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	9,734,160
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	1,156,110
1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40 (Pre-refunded 12/01/20)	12/20 at 100.00	BBB+ (5)	2,067,638
850	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	867,926
1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	AA-	1,788,630
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,616,300
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,866,600
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	12,828,821
24,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	29,683,118
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	22,860,435
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,687,197
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	594,247
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,057,550
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,385,280
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	650,908
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	344,796

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
$505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	$543,350
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	530,990
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	10,709,983
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	16,007
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	304,944
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	14,410
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	17,422
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	8,454,170
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,383,184
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,083,893
1,764	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	1,771,726
1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,439,502
705	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	722,858
3,600	Fossil Ridge Metropolitan District No 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,658,500
660	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	673,009
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,468,459
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,806,904
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,071,853
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,489,744
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
2,950	5.000%, 12/01/39	12/24 at 103.00	N/R	3,051,126
4,345	5.000%, 12/01/49	12/24 at 103.00	N/R	4,421,472

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	$701,586
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,524,028
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,773,108
3,580	6.500%, 11/15/38	No Opt. Call	A+	5,442,137
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB	1,041,205
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB	4,350,172
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
555	4.000%, 12/01/29	12/24 at 103.00	N/R	584,609
500	5.000%, 12/01/38	12/24 at 103.00	N/R	542,010
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa1	659,951
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,395,635
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	829,059
5,145	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	5,307,273
251,939	Total Colorado			280,472,065
	Connecticut – 0.5%
3,065	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	A1	3,914,863
860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	932,292
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (5)	1,067,810
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	12,750,320
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	A+	1,940,890
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,426,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$428	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (5)	$434,060
1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	1,928,520
26,328	Total Connecticut			30,395,525
	Delaware – 0.1%
1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa2	1,024,620
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,074,730
2,450	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	2,859,469
600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB+	661,410
5,050	Total Delaware			5,620,229
	District of Columbia – 0.5%
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2019A:
440	5.000%, 10/01/38	10/29 at 100.00	AA+	554,726
1,100	5.000%, 10/01/39	10/29 at 100.00	AA+	1,381,875
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2019B:
1,205	5.000%, 10/01/36	10/29 at 100.00	AA+	1,529,109
1,355	5.000%, 10/01/37	10/29 at 100.00	AA+	1,712,408
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
480	4.000%, 10/01/35	10/29 at 100.00	A-	543,845
1,635	4.000%, 10/01/38	10/29 at 100.00	A-	1,829,957
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	AA-	2,127,140
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	AA-	10,374,225
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	AA-	3,665,490
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	AA-	3,655,080
22,685	Total District of Columbia			27,373,855

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 4.6%
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$300	5.000%, 11/15/23	No Opt. Call	BBB	$335,148
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,539,959
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	1,277,100
445	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	1/20 at 100.00	N/R	439,678
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (5)	6,409,620
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,046,910
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	962,522
12,970	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	14,095,277
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	516,065
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	596,171
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	639,768
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,734,583
5,940	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2019B, 5.000%, 7/01/44	7/29 at 100.00	A+	7,213,536
910	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	987,769
1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,281,679
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,059,460
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,063,957
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,717,643
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	B+	1,020,150
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
585	5.500%, 6/15/22, 144A	No Opt. Call	N/R	596,460
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	516,910
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,129,447

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	$2,308,560
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,612,905
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
23,400	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/20 at 105.00	N/R	22,339,980
1,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/20 at 105.00	N/R	952,750
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	495,257
550	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	607,717
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A-	7,288,580
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,331,254
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,099,550
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,283,980
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	874,112
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	AA-	3,529,012
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,588,258
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,712,659
665	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	1/20 at 100.00	BB-	665,372
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	888,571
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,394,030
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	N/R (5)	8,088,506
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	893,638
9,500	4.200%, 12/15/25 (AMT), 144A	6/20 at 100.00	BBB+	9,593,385
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,116,523
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	8,027,094

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	$1,027,313
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
1,250	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	1,289,675
335	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	345,633
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	14,030,469
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (5)	24,496,107
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	8,987,775
	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	BBB	567,617
625	5.000%, 6/01/32	6/21 at 100.00	BBB	646,569
750	5.000%, 6/01/36	6/21 at 100.00	BBB	774,210
875	5.125%, 6/01/42	6/21 at 100.00	BBB	902,186
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
325	5.000%, 10/01/49 (WI/DD, Settling 1/09/20)	10/29 at 100.00	BBB+	390,442
655	4.000%, 10/01/54 (WI/DD, Settling 1/09/20)	10/29 at 100.00	BBB+	708,762
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
615	5.000%, 7/01/29	No Opt. Call	N/R	731,659
180	5.000%, 7/01/39	7/29 at 100.00	N/R	209,390
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,028,047
1,006	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,059,298
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
5,000	5.250%, 11/15/39	11/26 at 103.00	N/R	4,987,450
1,015	5.500%, 11/15/49	11/26 at 103.00	N/R	1,017,223
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,109,750
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,267,395
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	557,180
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	37,759

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	$182,879
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (9)	1/20 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (9)	1/20 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	1/20 at 100.00	N/R	377,610
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	1/20 at 100.00	N/R	192,008
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (9)	1/20 at 100.00	N/R	3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	265,013
1,495	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,561,468
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A+	2,809,281
3,000	5.000%, 10/15/47	10/27 at 100.00	A+	3,517,020
13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	14,901,510
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	496,644
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,010,687
234,066	Total Florida			254,357,544
	Georgia – 0.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	2,637,775
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	1,060,200
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	AA-	2,239,220
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	A+ (5)	10,575,500
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,502,012
700	5.000%, 1/01/36	7/28 at 100.00	A	838,719
1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,205,809

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured (Pre-refunded 12/01/20)	12/20 at 100.00	AA (5)	$1,044,380
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,033,037
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,274,520
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,922,600
1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	1,690,440
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,662,781
41,220	Total Georgia			45,686,993
	Guam – 0.1%
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,068,164
2,000	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,039,020
1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (5)	1,027,914
965	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	Ba1	1,130,932
1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	1,852,289
6,600	Total Guam			7,118,319
	Hawaii – 0.1%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,668,525
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,066,030
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	AA-	5,181,164
7,045	Total Hawaii			7,915,719
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,302,461
205	5.000%, 9/01/37	9/26 at 100.00	BB+	228,774
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	2,905,759
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,673,292

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	$2,220,000
9,190	Total Idaho			10,330,286
	Illinois – 6.9%
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (5)	1,391,115
705	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	745,199
	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	1,215,206
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,440,470
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	80,894,214
590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	623,677
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,335,139
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	42,619,612
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,211,048
1,550	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,573,297
3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	3,559,565
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	975,204
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,582,113
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,044,136
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,444,086
125	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/20 at 100.00	BBB+	125,315
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	411,064
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,059,053
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,047,860
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,444,364
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,391,346

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$2,260	5.000%, 1/01/24	No Opt. Call	BBB+	$2,483,989
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,047,929
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,818,850
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	781,225
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,394,892
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,472,734
715	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	800,228
4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA-	4,573,466
2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	2,054,040
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 38.17	AA-	374,510
750	0.000%, 2/01/36	2/21 at 35.47	AA-	260,985
1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,483,580
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	2,501,883
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	722,823
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB-	1,306,757
3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (5)	4,167,572
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,352,371
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
265	6.000%, 5/15/39	5/20 at 100.00	A	270,144
1,635	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	1,663,776
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,961,047
1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	1,562,783
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	1,005,201
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,306
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,251,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured (Pre-refunded 3/01/20)	3/20 at 100.00	AA (5)	$931,133
4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA-	4,266,320
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	481,172
930	5.000%, 8/15/26	8/20 at 100.00	AA-	950,999
1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	1,571,475
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (7)	3/20 at 100.00	AA+	4,006,080
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,250,408
8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,996,800
5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,508,300
5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	5,970,496
	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,842,644
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,250,120
500	5.000%, 3/01/27	3/22 at 100.00	BBB	528,345
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,577,520
5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	A-	5,210,600
3,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/30, 144A	1/20 at 100.00	N/R	2,963,460
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	932,514
1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB	1,373,965
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	5,913,378
10,585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB-	11,064,606
1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB	1,340,775
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,762,663
10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	6,156,200
1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,026,573
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	905,460

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	$4,100,682
4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	5,598,055
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,484,474
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,943,034
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,285,550
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,358,838
346,601	Total Illinois			383,019,723
	Indiana – 2.6%
695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	746,395
6,495	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	7,802,379
5,215	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	A+	5,369,938
1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.625%, 10/01/29	1/20 at 100.00	B	1,402,254
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,589,444
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,148,140
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,867,119
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,317,635
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	5,383,050
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,826,894
1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (5)	1,006,450
3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,132,270
9,215	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	10,064,439
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	17,781,639

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	$9,133,280
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	7,956,026
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	28,608,082
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Series 2019B, 1.450%, 6/01/21	6/20 at 100.00	N/R	3,000,210
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Ba1	1,612,207
1,400	5.000%, 4/01/27	4/22 at 100.00	Ba1	1,472,422
1,560	5.000%, 4/01/29	4/22 at 100.00	Ba1	1,635,878
	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013:
275	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	298,790
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,676,828
5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,554,750
126,005	Total Indiana			142,386,519
	Iowa – 0.7%
2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,316,109
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,228,360
2,980	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,024,164
5,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,949,856
1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/20 at 104.00	B+	1,057,244
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	4,240,734
14,265	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	A	14,820,622
2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	1/20 at 100.00	B-	2,045,389
35,875	Total Iowa			37,682,478

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas – 0.1%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
$1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	$1,697,850
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa3	1,477,793
780	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	785,702
3,600	Total Kansas			3,961,345
	Kentucky – 1.4%
230	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB-	248,635
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	3,025,572
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,071,094
6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	6,615,551
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,546,900
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,528,955
2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	3,061,346
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,362,554
2,050	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,237,985
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,408,820
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,002,725
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,789,720
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A:
1,000	4.000%, 11/01/35	11/28 at 100.00	A1	1,106,460
1,250	4.000%, 11/01/36	11/28 at 100.00	A1	1,379,125
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%, 5/15/35	11/25 at 100.00	AA	3,076,170
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,820,979
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,037,934

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	$5,234,300
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	13,882,200
1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	1,660,604
68,690	Total Kentucky			76,097,629
	Louisiana – 0.6%
25,965	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	28,559,942
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,072,730
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,264,668
1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,179,371
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,241,633
31,180	Total Louisiana			34,318,344
	Maine – 0.3%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,135,040
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,060,363
1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,693,038
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	A-	512,969
1,000	5.000%, 7/01/27	7/23 at 100.00	A-	1,114,490
15,515	Total Maine			16,515,900
	Maryland – 0.8%
15,185	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2019, 3.000%, 10/01/34	10/27 at 100.00	AAA	15,904,617
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	536,197
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,066,491
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (7)	2/25 at 100.00	A	16,227,267
8,390	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41	5/26 at 100.00	AA	9,815,713
39,275	Total Maryland			43,550,285

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 2.1%
$8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	$6,459,483
	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A:
9,000	5.000%, 1/01/33	1/29 at 100.00	A+	11,295,630
7,000	5.000%, 1/01/34	1/29 at 100.00	A+	8,765,750
2,145	5.000%, 1/01/35	1/29 at 100.00	A+	2,679,105
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,095,810
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37	1/20 at 100.00	N/R	3,262,500
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315	5.000%, 7/01/31	7/29 at 100.00	A	1,651,245
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,561,975
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,389,228
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,425,817
10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	11,861,987
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,702,680
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,131,669
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	2,977,975
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	11,919,276
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	4,213,268
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,447,901
18,045	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	AA	21,003,297
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,394,347
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,057,550
102,835	Total Massachusetts			116,296,493

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.3%
$4,425	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	$4,212,423
9,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured	No Opt. Call	Aa1	11,877,850
800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, WA Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	813,056
5,505	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	5,525,479
16,670	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/47	8/29 at 100.00	AA-	18,225,811
10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	11,704,977
270	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	1/20 at 100.00	BBB-	270,405
	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
205	6.000%, 10/01/21	No Opt. Call	B	199,596
500	7.000%, 10/01/31	10/21 at 100.00	B	484,025
1,000	7.000%, 10/01/36	10/21 at 100.00	B	939,940
2,485	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	2,991,766
1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,585,107
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	1/20 at 100.00	BBB-	1,252,412
1,195	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	1/20 at 100.00	N/R	1,195,502
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	799,943
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,131,720
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,602,750
63,220	Total Michigan			69,812,762
	Minnesota – 0.9%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	316,832
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	159,585
270	5.000%, 7/01/47	7/24 at 102.00	N/R	283,889

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	$4,262,625
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	252,618
675	5.250%, 1/01/46	1/23 at 100.00	N/R	680,198
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,617,433
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,297,050
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,754,374
3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,042,210
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,608,582
5,650	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/36	2/28 at 100.00	Aa2	5,906,114
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	518,580
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,390,152
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	3,027,125
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	2,153,486
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	553,902
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	284,550
3,750	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (5)	4,326,375
48,410	Total Minnesota			51,435,680
	Mississippi – 0.2%
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,631,000
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,575,192
8,430	Total Mississippi			9,206,192
	Missouri – 1.8%
3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,016,572

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$2,205	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	1/20 at 100.00	A-	$2,210,954
17,965	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, 5.000%, 3/01/49 – AGM Insured (AMT)	3/29 at 100.00	AA	21,375,655
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	15,324,600
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,511,039
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,304,163
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,618,122
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,586,444
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	3,721,250
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,045,040
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,349,062
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	4,713,310
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,902,760
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,257,400
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/20 at 100.00	N/R	1,288,477
1,390	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	1/20 at 100.00	N/R	840,616
101,818	Total Missouri			98,065,464
	Montana – 0.3%
2,505	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,960,359
1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,162,330
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	10,956,274
13,545	Total Montana			16,078,963
	Nebraska – 0.8%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,842,089
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,326,680

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	$1,966,148
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (7)	2/26 at 100.00	A+	21,121,375
10,000	5.000%, 2/01/49 (UB) (7)	2/26 at 100.00	A+	11,407,000
37,280	Total Nebraska			42,663,292
	Nevada – 1.3%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	318,525
750	5.000%, 9/01/30	9/27 at 100.00	A-	897,180
730	5.000%, 9/01/32	9/27 at 100.00	A-	867,926
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,280,599
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,325,536
13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	16,369,912
10,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/30	7/29 at 100.00	Aa3	12,811,900
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,866,971
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,190,959
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,841,976
2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,622,750
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (7)	6/26 at 100.00	AA+	23,400,600
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
85	4.000%, 6/01/20	No Opt. Call	N/R	85,603
680	4.000%, 6/01/21	No Opt. Call	N/R	695,905
310	5.000%, 6/01/23	No Opt. Call	N/R	334,161
200	4.250%, 6/01/24	6/23 at 103.00	N/R	211,860
1,750	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,924,177
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
470	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	475,927
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	807,246

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
$20	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	$21,141
25	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	26,426
365	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2 (5)	386,097
63,345	Total Nevada			73,763,377
	New Hampshire – 0.2%
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,657,912
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,211,800
725	5.000%, 8/01/36	2/28 at 100.00	A	873,966
9,895	Total New Hampshire			10,743,678
	New Jersey – 2.0%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,994,870
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,449,410
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	BBB+	3,418,542
9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A-	10,881,639
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019MMM:
2,580	4.000%, 6/15/35	12/29 at 100.00	A-	2,776,416
1,665	4.000%, 6/15/36	12/29 at 100.00	A-	1,784,497
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	1,072,660
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,796,520
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,580,103
835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	851,191
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,203,050
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,641,609

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
$1,000	4.000%, 7/01/35	7/29 at 100.00	A	$1,148,270
1,000	4.000%, 7/01/36	7/29 at 100.00	A	1,142,850
1,000	4.000%, 7/01/37	7/29 at 100.00	A	1,140,400
1,000	4.000%, 7/01/39	7/29 at 100.00	A	1,132,210
1,030	4.000%, 7/01/44	7/29 at 100.00	A	1,150,201
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,718,552
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,201,997
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
11,305	5.000%, 12/15/32	12/28 at 100.00	A-	13,331,082
6,000	5.000%, 12/15/33	12/28 at 100.00	A-	7,059,240
14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	A-	16,408,840
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
9,000	4.000%, 6/15/36	12/28 at 100.00	A-	9,611,460
9,700	4.000%, 6/15/37	12/28 at 100.00	A-	10,323,128
3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,924,141
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,925,510
6,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	6,871,571
99,240	Total New Jersey			112,539,959
	New Mexico – 0.1%
3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB- (5)	3,068,790
	New York – 13.5%
11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	12,542,881
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB	558,955
250	5.000%, 6/01/35	6/24 at 103.00	BBB	280,945
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,676,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,400	Build New York City Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	$2,731,560
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,932,025
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB+	3,837,155
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,280,495
4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	5,066,438
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	117,457
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	350,421
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A:
10,300	5.000%, 10/01/28	10/27 at 100.00	Aa3	13,009,827
2,790	5.000%, 10/01/33	10/27 at 100.00	Aa3	3,443,111
4,450	Dormitory Authority of the State of New York, Revenue Bonds, State University of New York Dormitory Facilities, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,402,656
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	616,185
175	5.000%, 7/01/32	7/27 at 100.00	A+	213,297
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35	9/23 at 100.00	AA+	7,831,425
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4, 5.000%, 3/15/36	3/29 at 100.00	Aa1	2,497,200
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A:
14,000	5.000%, 3/15/38	3/28 at 100.00	AA+	17,129,280
13,000	5.000%, 3/15/41	3/28 at 100.00	AA+	15,780,440
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	9,864,880
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,287,200
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,501,473
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	257,916
155	5.750%, 2/15/47	2/21 at 100.00	Aa2	162,530

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	$7,777,705
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured (Pre-refunded 5/01/21)	5/21 at 100.00	AA (5)	1,053,430
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A (5)	2,085,791
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,720,628
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,219,070
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,213,870
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A-	8,157,332
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Greater Rochester Inc, Series 2019:
1,120	4.000%, 1/01/30	1/26 at 103.00	N/R	1,198,590
1,215	5.000%, 1/01/40	1/26 at 103.00	N/R	1,334,021
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	263,021
300	5.000%, 7/01/24	No Opt. Call	A-	345,024
210	5.000%, 7/01/26	7/24 at 100.00	A-	240,467
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	3.163%, 10/01/37 (9)	1/20 at 100.00	N/R	2,066,250
1,000	3.231%, 10/01/46 (9)	1/20 at 100.00	N/R	688,750
715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	1/20 at 100.00	AA	722,150
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,184,260
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	6,066,600
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,064,300
21,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	26,521,110
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	11,224,683
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,161,840
8,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series AA, 4.000%, 6/15/38	12/29 at 100.00	AA+	9,214,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	$5,949,632
8,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-2, 4.000%, 6/15/41	12/29 at 100.00	AA+	9,126,480
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,735,420
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,083,950
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,216,200
13,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49	7/29 at 100.00	AA	13,057,460
4,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/36	7/25 at 100.00	AA	4,704,240
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,727,590
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	14,624,040
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,757,499
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,095,690
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	Aa1	18,007,235
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	Aa1	8,533,070
9,775	5.000%, 4/01/43	4/28 at 100.00	Aa1	11,800,576
5,000	5.000%, 4/01/45	4/28 at 100.00	Aa1	6,016,700
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	Aa1	4,670,010
13,695	5.000%, 12/01/44	12/28 at 100.00	Aa1	16,692,014
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	Aa1	21,795,373
20,000	4.000%, 8/01/44	8/29 at 100.00	Aa1	22,493,200
20,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	22,929,868
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	N/R	6,261,062
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,004,570

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	$2,485,607
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,000	5.000%, 6/15/31	6/29 at 100.00	AAA	1,295,620
2,300	5.000%, 6/15/32	6/29 at 100.00	AAA	2,967,782
2,000	5.000%, 6/15/35	6/29 at 100.00	AAA	2,550,940
2,740	5.000%, 6/15/36	6/29 at 100.00	AAA	3,481,362
10,160	3.000%, 6/15/38	6/29 at 100.00	AAA	10,632,338
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	29,461,242
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	17,953,650
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,505,210
2,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/39	1/30 at 100.00	A2	2,266,720
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,495	5.000%, 8/01/20 (AMT)	No Opt. Call	BB	2,540,659
2,660	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,775,710
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	4,511,040
10,515	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	12,630,092
10,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	12,222,600
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,651,779
6,060	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	6,738,781
8,280	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	9,278,982
	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019:
9,600	4.000%, 12/01/47	12/29 at 100.00	AA-	11,015,616
9,200	4.000%, 12/01/49	12/29 at 100.00	AA-	10,551,664
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019:
5,000	4.000%, 9/01/45	9/29 at 100.00	AA-	5,677,200
7,855	4.000%, 9/01/49	9/29 at 100.00	AA-	8,883,612
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	827,508

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB-	$1,220,930
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,594,395
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	6,029,250
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,486,146
8,260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	10,004,016
24,510	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49	5/29 at 100.00	AA-	29,986,515
1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	1,630,599
1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,434,622
4,405	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,446,099
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,971,040
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,829,720
644,470	Total New York			747,716,270
	North Carolina – 0.2%
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.430%, 7/01/38, 144A (IF) (7)	7/20 at 100.00	N/R	1,879,431
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 (ETM)	No Opt. Call	Baa2 (5)	1,096,400
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	371,488
890	5.000%, 10/01/37	10/24 at 102.00	N/R	974,025
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,185,030
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,136,283
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,870,300
11,250	Total North Carolina			12,512,957
	North Dakota – 0.2%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,823,001
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,135,519

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
$2,100	4.000%, 12/01/27	12/21 at 100.00	Baa2	$2,159,388
3,535	5.000%, 12/01/32	12/21 at 100.00	Baa2	3,720,022
10,280	Total North Dakota			10,837,930
	Ohio – 2.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,850	5.125%, 6/01/24	1/20 at 100.00	CCC+	8,862,036
12,920	5.875%, 6/01/30	1/20 at 100.00	CCC+	12,988,734
10,060	5.750%, 6/01/34	1/20 at 100.00	CCC+	10,110,199
21,760	5.875%, 6/01/47	1/20 at 100.00	B-	21,860,967
750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	765,165
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	3,102,510
2,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	2,076,560
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	3,100,648
525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	1/20 at 100.00	A-	526,832
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (5)	6,339,726
1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,578,660
3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB-	3,532,795
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (9)	No Opt. Call	N/R	3,209,750
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B	11,049,700
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (9)	No Opt. Call	N/R	2,168,750
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,159,925
1,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (9)	No Opt. Call	N/R	1,301,250
700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (9)	No Opt. Call	N/R	607,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$7,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (9)	No Opt. Call	N/R	$6,614,688
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
780	5.000%, 12/01/22	No Opt. Call	BB-	819,023
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,259,050
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,150,120
700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	758,702
2,900	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	1/20 at 100.00	Aa1	2,904,814
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Ba2	2,134,000
2,710	5.000%, 12/01/32	12/22 at 100.00	Ba2	2,863,251
114,915	Total Ohio			115,845,105
	Oklahoma – 0.4%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A+	1,736,937
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
4,385	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,230,823
3,250	5.500%, 8/15/57	8/28 at 100.00	Baa3	3,849,722
2,500	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/52	8/27 at 100.00	CC	1,300,000
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	10,207,343
20,695	Total Oklahoma			22,324,825
	Oregon – 0.4%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,592,505
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,017,888
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,743,792
840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (5)	867,258
360	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	1/20 at 100.00	Aaa	360,464

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (AMT)	7/20 at 100.00	AA-	$7,282,574
20,310	Total Oregon			21,864,481
	Pennsylvania – 3.9%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B+	325,244
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (5)	1,237,309
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
4,540	4.000%, 7/15/38	7/29 at 100.00	A+	5,078,126
2,555	4.000%, 7/15/39	7/29 at 100.00	A+	2,845,350
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
1,070	4.875%, 11/01/24	No Opt. Call	B+	1,117,840
6,390	5.125%, 5/01/30	No Opt. Call	B+	6,836,533
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
500	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	541,325
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	340,128
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
6,835	5.000%, 5/01/28, 144A	No Opt. Call	N/R	7,723,413
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,778,796
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	2,245,900
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (9)	No Opt. Call	N/R	3,253,125
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22) (9)	No Opt. Call	N/R	6,220,500
455	3.500%, 4/01/41 (Mandatory Put 6/01/20) (9)	No Opt. Call	N/R	394,713
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (9)	No Opt. Call	N/R	1,735,000
1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,691,837
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,411,916
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,295,434

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	$1,231,540
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,808,780
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,595,714
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,426,951
2,240	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	2,454,570
705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	722,639
910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.264%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (7)	8/20 at 100.00	N/R (5)	990,089
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	2,074,793
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,459,851
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,758,323
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	1,079,340
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	4,780,350
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	11,886,579
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,250,100
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,227,972
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
1,000	4.000%, 8/15/34	8/29 at 100.00	AA	1,159,650
1,000	4.000%, 8/15/35	8/29 at 100.00	AA	1,153,230
1,500	4.000%, 8/15/36	8/29 at 100.00	AA	1,720,230
2,000	4.000%, 8/15/37	8/29 at 100.00	AA	2,279,000
4,225	4.000%, 8/15/38	8/29 at 100.00	AA	4,786,164
2,495	4.000%, 8/15/39	8/29 at 100.00	AA	2,811,640
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,459,324

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	$18,865,200
25,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	29,915,000
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,038,600
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,726,393
480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB-	489,240
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,045,140
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	4,773,360
260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	263,780
2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,453,233
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	9,798,887
2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,447,016
3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA- (5)	3,163,770
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,380,383
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,253,815
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB-	6,273,882
190,490	Total Pennsylvania			217,077,017
	Puerto Rico – 1.0%
5,895	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CC	6,337,125
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
6,885	5.000%, 7/01/21	No Opt. Call	CC	7,115,647
6,635	5.000%, 7/01/22	No Opt. Call	CC	6,976,702
6,580	5.250%, 7/01/24	7/22 at 100.00	CC	6,902,420
13,225	5.000%, 7/01/33	7/22 at 100.00	CC	13,724,244
5,270	5.250%, 7/01/42	7/22 at 100.00	CC	5,495,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 5.000%, 7/01/58	7/28 at 100.00	N/R	$10,635,300
54,490	Total Puerto Rico			57,186,731
	South Carolina – 1.1%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,011,917
170	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	A	172,628
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	10,905,300
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,484,620
5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,750,700
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A	7,585,608
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,706,975
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,566,521
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,275,880
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	4,977,695
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	5,952,966
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,591,712
4,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	Aa3	4,092,320
52,330	Total South Carolina			59,074,842
	South Dakota – 0.1%
2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,636,375
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,030,375
3,410	Total South Dakota			3,666,750
	Tennessee – 1.0%
3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	1/20 at 100.00	N/R	3,009,720

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
$5,000	5.000%, 7/01/31	7/23 at 100.00	A	$5,572,700
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,413,117
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,846,534
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,223,385
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,257,298
1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,529,928
1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/37, 144A (9)	6/27 at 100.00	N/R	1,140,000
5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (7)	7/26 at 100.00	A3	6,038,157
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,060,570
10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	11,638,726
51,895	Total Tennessee			56,730,135
	Texas – 6.5%
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB-	138,774
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	819,987
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,827,600
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	7,326,480
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,312,564
	Bexar County Hospital District, Texas, Certificates of Obligation, Refunding Limited Tax Series 2019:
1,195	5.000%, 2/15/34	2/28 at 100.00	Aa1	1,471,810
5,555	5.000%, 2/15/37	2/28 at 100.00	Aa1	6,787,766
1,730	5.000%, 2/15/39	2/28 at 100.00	Aa1	2,101,241
3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,570,952
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,416,530
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	A-	2,942,667

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	A-	$1,429,687
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,635,450
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,505,197
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (7)	12/25 at 100.00	AA+	14,374,457
4,025	Dallas County Hospital District, Texas, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 8/15/29	8/28 at 100.00	Aa2	5,076,088
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,615,360
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,549,065
20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	20,612
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (AMT)	11/21 at 100.00	A+	5,293,600
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,814,755
1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	1,096,350
5,200	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,336,044
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	9,142,166
3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	3,060,330
1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (AMT)	7/21 at 100.00	A+	1,338,136
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,959,509
1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,527,540
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	278,480
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,655,623
1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A	2,078,419

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	$380,875
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,564,109
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,457,382
6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	A3	7,281,322
1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	2,151,144
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,277,340
3,020	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	3,265,677
4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8), (9)	1/26 at 102.00	N/R	2,295,000
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	717,881
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	867,500
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	599,993
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	1,197,999
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,664,142
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	808,990
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB+	10,293,034
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31	4/26 at 100.00	BB	30,988
360	5.000%, 4/01/36	4/26 at 100.00	BB	367,517
65	5.000%, 4/01/48	4/26 at 100.00	BB	65,376
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,107,167

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
$1,275	5.000%, 4/01/31	4/26 at 100.00	BBB-	$1,379,422
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB-	1,378,520
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB-	2,566,468
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,349,912
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,130,140
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B3	9,217,100
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	14,910,061
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,143,040
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	9,736,321
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,085,436
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	AAA	5,455,865
2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,769,813
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba1	702,664
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,910,231
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	406,210
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	797,246
	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Refunding School Buidling Series 2019:
8,000	4.000%, 8/15/40	8/28 at 100.00	Aaa	9,070,000
6,410	4.000%, 8/15/41	8/28 at 100.00	Aaa	7,248,428
3,660	4.000%, 8/15/44	8/28 at 100.00	Aaa	4,105,093
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,220,325

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
$70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	$71,878
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	893,342
3,435	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,204,577
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,518,820
3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,029,513
10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	11,362,382
7,300	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,450,772
7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,006,700
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	8,658,705
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,504,550
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	A-	11,308,700
14,670	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 3.000%, 10/15/35	10/29 at 100.00	AAA	15,409,515
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
600	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	628,308
40	7.000%, 11/01/30	11/20 at 100.00	BBB+	41,506
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,249,627
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,378,809
337,275	Total Texas			362,196,674
	Utah – 1.2%
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	23,422,800
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	9,694,609
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A+	15,139,314

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
$365	5.600%, 7/15/22	No Opt. Call	BBB-	$380,509
850	6.300%, 7/15/32	7/22 at 100.00	BBB-	907,418
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,008,590
1,250	Utah Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB-	1,272,900
1,135	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,149,539
	Utah Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
1,860	7.750%, 7/15/31	7/21 at 100.00	N/R	2,026,414
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	3,875,168
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,209,320
57,770	Total Utah			67,086,581
	Vermont – 0.1%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,902,174
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,049,260
2,815	Total Vermont			2,951,434
	Virginia – 1.6%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	10,655,000
3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,718,683
1,020	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,143,767
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	1/20 at 100.00	B-	10,170,801
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,069,230
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (AMT)	7/25 at 100.00	AA+	5,772,100
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,319,840

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	$3,892,456
15,715	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	17,957,059
2,110	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	2,406,455
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,063,792
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,838,800
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,813,107
6,515	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,063,824
82,840	Total Virginia			89,884,914
	Washington – 2.5%
6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Aa3 (5)	6,475,207
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,593,031
400	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	490,140
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,514,719
14,870	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	AA-	17,785,709
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,433,557
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,249,286
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,593,400
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,266,653
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	2,067,820
3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	3,667,916
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,976,909
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,612,171
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	AA-	1,829,872

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$5,180	5.000%, 8/15/34	8/27 at 100.00	BBB	$5,993,985
4,175	5.000%, 8/15/35	8/27 at 100.00	BBB	4,819,119
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB	2,878,525
5,000	4.000%, 8/15/42	8/27 at 100.00	BBB	5,228,200
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,642,420
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,521,695
4,320	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A1	5,130,778
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,237,536
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,131,040
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	4,043,079
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,212,596
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,452,531
	Washington State, General Obligation Bonds, Various Purpose Series 2015B:
8,520	5.000%, 2/01/36	2/25 at 100.00	Aaa	9,855,340
20,415	5.000%, 2/01/38	2/25 at 100.00	Aaa	23,514,609
125,005	Total Washington			141,217,843
	West Virginia – 0.4%
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,145,695
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.500%, 10/01/28 (9)	1/20 at 100.00	N/R	585,000
1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,713,369
18,085	Total West Virginia			20,444,064
	Wisconsin – 2.6%
1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,304,475
2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,113,667

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
$150	5.500%, 10/01/22	No Opt. Call	Baa3	$158,411
375	6.000%, 10/01/32	10/22 at 100.00	Baa3	408,548
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,141,495
500	5.125%, 10/01/45	10/22 at 100.00	Baa3	525,060
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
11	0.000%, 1/01/47, 144A	No Opt. Call	N/R	368
10	0.000%, 1/01/48, 144A	No Opt. Call	N/R	323
9	0.000%, 1/01/49, 144A	No Opt. Call	N/R	317
9	0.000%, 1/01/50, 144A	No Opt. Call	N/R	300
9	0.000%, 1/01/51, 144A	No Opt. Call	N/R	295
12	0.000%, 1/01/52, 144A	No Opt. Call	N/R	375
11	0.000%, 1/01/53, 144A	No Opt. Call	N/R	370
11	0.000%, 1/01/54, 144A	No Opt. Call	N/R	354
11	0.000%, 1/01/55, 144A	No Opt. Call	N/R	345
11	0.000%, 1/01/56, 144A	No Opt. Call	N/R	338
528	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	504,732
12	0.000%, 1/01/57, 144A	No Opt. Call	N/R	370
11	0.000%, 1/01/58, 144A	No Opt. Call	N/R	358
11	0.000%, 1/01/59, 144A	No Opt. Call	N/R	348
11	0.000%, 1/01/60, 144A	No Opt. Call	N/R	335
11	0.000%, 1/01/61, 144A	No Opt. Call	N/R	327
10	0.000%, 1/01/62, 144A	No Opt. Call	N/R	314
10	0.000%, 1/01/63, 144A	No Opt. Call	N/R	306
10	0.000%, 1/01/64, 144A	No Opt. Call	N/R	299
10	0.000%, 1/01/65, 144A	No Opt. Call	N/R	289
11	0.000%, 1/01/66, 144A	No Opt. Call	N/R	301
128	0.000%, 1/01/67, 144A	No Opt. Call	N/R	3,414

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$27	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$924
27	0.000%, 1/01/47, 144A	No Opt. Call	N/R	893
26	0.000%, 1/01/48, 144A	No Opt. Call	N/R	890
26	0.000%, 1/01/49, 144A	No Opt. Call	N/R	881
26	0.000%, 1/01/50, 144A	No Opt. Call	N/R	850
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	931
736	4.000%, 7/01/51, 144A	3/28 at 100.00	N/R	647,844
28	0.000%, 1/01/52, 144A	No Opt. Call	N/R	905
28	0.000%, 1/01/53, 144A	No Opt. Call	N/R	892
28	0.000%, 1/01/54, 144A	No Opt. Call	N/R	876
27	0.000%, 1/01/55, 144A	No Opt. Call	N/R	860
27	0.000%, 1/01/56, 144A	No Opt. Call	N/R	848
27	0.000%, 1/01/57, 144A	No Opt. Call	N/R	833
26	0.000%, 1/01/58, 144A	No Opt. Call	N/R	816
26	0.000%, 1/01/59, 144A	No Opt. Call	N/R	809
26	0.000%, 1/01/60, 144A	No Opt. Call	N/R	790
25	0.000%, 1/01/61, 144A	No Opt. Call	N/R	768
25	0.000%, 1/01/62, 144A	No Opt. Call	N/R	756
25	0.000%, 1/01/63, 144A	No Opt. Call	N/R	741
25	0.000%, 1/01/64, 144A	No Opt. Call	N/R	734
24	0.000%, 1/01/65, 144A	No Opt. Call	N/R	715
24	0.000%, 1/01/66, 144A	No Opt. Call	N/R	680
314	0.000%, 1/01/67, 144A	No Opt. Call	N/R	8,353
1,650	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,858,527
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	1,832,904
5,000	6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	5,727,900
1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	2,134,737
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	3,995,955
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	8,655,520
14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	16,557,100
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,857,966

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	$5,453,200
2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,768,484
1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010A, 5.250%, 4/15/24 (Pre-refunded 4/15/20)	4/20 at 100.00	Aa3 (5)	1,472,169
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	1,250,063
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	36,190
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,056,260
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,211,220
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	7,694,540
13,950	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	14,727,015
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	2,006,110
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,069,510
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,754,660
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,190,180
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,656,400
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	483,002
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,379,082
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,136,960
3,450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,732,210
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,407,850
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,760,440
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,564,225
132,978	Total Wisconsin			143,270,402

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.2%
$4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	$4,777,965
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	A-	849,520
2,500	6.000%, 12/01/36	12/21 at 100.00	A-	2,677,700
3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	3,857,722
11,450	Total Wyoming			12,162,907
$4,931,654	Total Municipal Bonds (cost $5,115,152,331)			5,463,143,015

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Commercial Services & Supplies – 0.0%
$815	EWM P1 LLC (cash 13.750%, PIK 1.250%) (8), (9)	15.000%	9/01/28	N/R	$ —
521	EWM P1 LLC (8), (9)	15.000%	9/01/28	N/R	—
$1,336	Total Corporate Bonds (cost $1,336,339)				—
$4,932,990	Total Long-Term Investments (cost $5,116,488,670)				5,463,143,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.1%
	MUNICIPAL BONDS – 1.1%
	National – 0.2%
$10,960	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 1.910%, 12/01/21 (AMT) (Mandatory Put 2/24/20), 144A (10)	No Opt. Call	F1+	$10,960,000
	Colorado – 0.4%
24,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Variable Rate Demand Obligations, Series 2016D Remarketed, 1.280%, 12/01/45 (Mandatory Put 2/27/20) (10)	2/20 at 100.00	VMIG-1	24,500,000
	Florida – 0.1%
8,200	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/20 at 104.00	N/R	7,884,792

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.4%
$20,260	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc, Variable Rate Demand Obligations, Series 2004B, 1.470%, 11/01/34 (Mandatory Put 2/26/20) (10)	2/20 at 100.00	A-1	$20,260,000
$63,920	Total Short-Term Investments (cost $63,920,000)			63,604,792
	Total Investments (cost $5,180,408,670) – 99.8%			5,526,747,807
	Floating Rate Obligations – (1.2)%			(63,845,000)
	Other Assets Less Liabilities – 1.4% (11)			73,870,238
	Net Assets – 100%			$5,536,773,045
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(232)	3/20	$(30,046,162)	$(29,793,875)	$252,287	$25,375
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,454,459,377	$8,683,637	$5,463,143,014
Corporate Bonds	—	—	—*	—
Short-Term Investments:
Municipal Bonds	—	63,604,792	—	63,604,792
Investments in Derivatives:
Futures Contracts**	252,287	—	—	252,287
Total	$252,287	$5,518,064,169	$8,683,637	$5,527,000,093

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.7%
	MUNICIPAL BONDS – 95.7%
	National – 1.0%
$19,985	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	$20,467,837
18,985	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36	10/31 at 100.00	AA+	20,271,234
5,501	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	6,105,602
	Revenue Bond Certificate Series Trust:
13,777	2.500%, 2/01/42, 144A	No Opt. Call	AA+	14,105,709
26,058	2.500%, 3/01/46, 144A	No Opt. Call	AA+	26,547,558
84,306	Total National			87,497,940
	Alabama – 1.6%
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,121,970
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	7,199,400
5,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A	5,592,050
22,395	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	23,192,934
38,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	40,839,645
2,440	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,563,562
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB-	2,253,098
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,928,702
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,513,816
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	1,972,399
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,342,657
16,025	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A	17,477,826
1,000	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,038,610
6,925	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,610,575
128,470	Total Alabama			138,647,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.4%
$10,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018B-II, 3.550%, 12/01/35	6/27 at 100.00	AA+	$10,683,000
5,275	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	1/20 at 100.00	N/R	5,281,383
3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,027,660
6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	1/20 at 100.00	B3	6,033,917
12,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	12,496,082
36,365	Total Alaska			37,522,042
	Arizona – 2.2%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,522,364
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	A1	1,238,520
6,475	5.000%, 2/01/27	2/22 at 100.00	A1	6,950,783
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,059,866
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,458,957
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,993,704
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,570	5.000%, 10/01/26	No Opt. Call	Aa2	6,869,759
16,880	5.000%, 10/01/27	No Opt. Call	Aa2	21,207,019
12,500	5.000%, 10/01/28	No Opt. Call	Aa2	16,010,375
5,015	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,111,438
21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,170,269
2,440	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	2,538,308
16,300	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	18,676,377
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,165,460
1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	AA-	1,373,604
1,950	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	2,182,889

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A2	$1,117,290
3,890	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 1.510%, 1/01/35 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.380% spread) (4)	4/22 at 100.00	AA-	3,897,313
3,350	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 1.750%, 1/01/35 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	3,358,073
2,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB	2,630,050
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	418,206
500	5.000%, 6/01/23	No Opt. Call	A+	560,400
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	2,084,632
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	10,601,552
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,799,116
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,024,950
2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	2,721,077
645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	737,093
3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192 Formerly Tender Option Bond Trust 3284, 10.362%, 12/01/24, 144A (IF) (6)	12/21 at 100.00	AA+	4,794,937
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,700	5.000%, 12/01/32	No Opt. Call	A3	2,195,312
570	5.000%, 12/01/37	No Opt. Call	A3	762,404
176,030	Total Arizona			195,232,097
	Arkansas – 0.6%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	15,280,036
1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,127,220
	Bentonville School District 006, Benton County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2018B:
5,255	3.000%, 6/01/29	6/26 at 100.00	Aa2	5,576,080
4,170	3.500%, 6/01/38	6/26 at 100.00	Aa2	4,389,092

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
$545	Conway School District 1, Falkner County, Arkansas, General Obligation Bonds, Refunding Series 2019, 2.125%, 2/01/31	2/25 at 100.00	Aa2	$535,730
4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,583,993
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	545,240
800	5.000%, 7/01/23	No Opt. Call	A+	900,048
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,853,384
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,701,364
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,218,632
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,144,560
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,222,361
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A	2,463,980
1,780	5.000%, 12/01/27	12/24 at 100.00	A	2,051,557
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	602,442
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,700	5.000%, 11/01/33	5/29 at 100.00	Aa2	2,155,736
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,517,724
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,557,502
50,385	Total Arkansas			55,426,681
	California – 5.8%
1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA-	1,569,851
500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A+	505,030
515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	1/20 at 100.00	A+	516,617
8,840	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A+	9,359,085
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,437,084
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,203,982
32,895	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29)	No Opt. Call	AA-	42,991,791
7,875	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	9,497,801

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$21,165	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	$24,244,084
2,304	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	2,704,653
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,167,420
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB	4,814,640
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB	5,995,050
15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A-	15,071,550
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,765,945
16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,277,086
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,157,983
1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,409,716
2,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	2,764,282
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,741,590
1,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	1,939,978
2,700	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	3,059,694
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,961,264
2,000	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	2,361,300
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,057,841
10,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,069,400
575	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (7)	1/20 at 100.00	N/R	452,119
15,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004J, 5.000%, 4/01/36 (Mandatory Put 11/01/29)	No Opt. Call	AA-	19,604,100
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA- (5)	4,900,460
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA- (5)	2,260,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
$2,725	5.000%, 1/01/22	No Opt. Call	BBB	$2,849,587
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,052,106
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,746,393
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,417,061
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
1,430	5.000%, 8/01/33 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	1,669,568
2,200	5.000%, 8/01/34 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,563,374
2,280	5.000%, 8/01/35 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,651,982
29,420	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB-	30,094,895
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,158,144
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,123,370
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,133,542
465	5.000%, 9/01/34	9/24 at 100.00	N/R	518,001
4,280	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	1/20 at 100.00	AA	4,291,428
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,769,412
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D:
13,425	5.000%, 5/15/25 (AMT)	No Opt. Call	AA-	15,933,193
9,085	5.000%, 5/15/27 (AMT)	No Opt. Call	AA-	11,245,686
1,975	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 3.000%, 5/15/49 (AMT)	5/29 at 100.00	AA-	1,973,321
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,045	5.000%, 7/01/25	1/24 at 100.00	AA	1,210,967
5,000	5.000%, 7/01/43	1/24 at 100.00	AA	5,663,450
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	A+	1,261,975
1,250	5.000%, 9/01/25	9/24 at 100.00	A+	1,464,312
1,000	5.000%, 9/01/26	9/24 at 100.00	A+	1,166,010
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	473,596

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,095	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (8)	2/28 at 100.00	Aa1	$5,566,287
12,415	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,836,202
10,155	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,959,608
375	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB-	383,520
8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (8)	8/30 at 100.00	A2	10,718,880
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,777,121
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	2,018,847
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,864,369
7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,600,950
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA-	3,766,721
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,583,424
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,418,552
2,000	0.000%, 10/01/36	No Opt. Call	A	1,252,460
5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A+	5,090,650
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,446,719
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2020B:
10,465	5.000%, 7/01/21 (WI/DD, Settling 4/08/20)	No Opt. Call	A+	10,959,681
6,990	5.000%, 7/01/22 (WI/DD, Settling 4/08/20)	No Opt. Call	A+	7,585,408
3,755	5.000%, 7/01/23 (WI/DD, Settling 4/08/20)	No Opt. Call	A+	4,215,213
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A-	5,815,450
26,000	5.000%, 1/15/34	1/25 at 100.00	A-	29,888,040
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
2,255	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (5)	2,553,697
3,690	6.250%, 7/01/24	No Opt. Call	Baa2	4,152,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Refunding Series 2010:
$2,510	5.000%, 2/01/28	2/20 at 100.00	A	$2,518,032
2,630	5.000%, 2/01/29	2/20 at 100.00	A	2,638,416
2,765	5.000%, 2/01/30	2/20 at 100.00	A	2,773,848
	Tulare Local Health Care District, Tulare County, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	1/20 at 100.00	Ba2	1,183,941
1,410	6.125%, 8/01/23	1/20 at 100.00	Ba2	1,414,864
1,585	6.250%, 8/01/24	1/20 at 100.00	Ba2	1,590,611
1,265	6.375%, 8/01/25	1/20 at 100.00	Ba2	1,269,554
500	6.500%, 8/01/26	1/20 at 100.00	Ba2	501,810
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,853,984
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,608,089
2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,933,352
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,640,800
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,774,018
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,665,964
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,553,472
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,537,559
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,461,218
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,176,675
458,939	Total California			511,842,867
	Colorado – 3.1%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,471,754
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,652,075
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,166,813
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,637,738
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,080,574
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,519,200

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
$1,910	5.000%, 10/01/25	No Opt. Call	Baa2	$2,210,596
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,401,478
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,718,299
6,760	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37	11/29 at 100.00	AA	8,414,713
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (5)	4,475,550
6,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	6,357,290
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,500	5.000%, 8/01/27	No Opt. Call	BBB+	3,044,025
6,105	5.000%, 8/01/28	No Opt. Call	BBB+	7,535,951
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	4,996,760
5,890	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,275,269
1,775	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,183,250
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
4,500	5.000%, 8/01/27	No Opt. Call	BBB+	5,479,245
7,000	5.000%, 8/01/28	No Opt. Call	BBB+	8,640,730
1,900	5.000%, 8/01/29	No Opt. Call	BBB+	2,373,461
1,955	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,414,796
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,150,000
12,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	14,418,854
10,935	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	12,908,439
350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	401,415
13,305	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	13,390,285
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35	1/30 at 100.00	AA-	4,001,599
5,800	4.000%, 1/01/36	1/30 at 100.00	AA-	6,627,718
7,615	4.000%, 1/01/37	1/30 at 100.00	AA-	8,659,854
310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (5)	320,540
10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (5)	9,935,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,995	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2019E, 3.600%, 11/01/39	5/28 at 100.00	AAA	$2,118,311
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BB	1,507,815
11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	AA-	12,069,090
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
15,000	5.000%, 12/01/24 (AMT)	No Opt. Call	A+	17,521,500
25,610	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	31,659,850
10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	11,637,449
820	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	876,572
1,950	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,084,531
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,113,200
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,525	5.000%, 12/15/20	No Opt. Call	Aa2	1,581,639
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,382,986
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,645,668
3,572	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,645,690
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/20, 144A	No Opt. Call	N/R	513,835
1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,111,300
975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB	994,471
	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,245,078
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,076,284
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,034,130
247,097	Total Colorado			274,682,970

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 1.5%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
$4,000	4.000%, 7/01/34	7/29 at 100.00	A-	$4,479,640
5,640	4.000%, 7/01/35	7/29 at 100.00	A-	6,287,303
9,750	4.000%, 7/01/36	7/29 at 100.00	A-	10,817,917
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,295,384
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,368,424
3,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	3,433,096
5,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/29 (Mandatory Put 7/01/20)	No Opt. Call	AAA	5,183,039
21,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	21,348,390
7,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	7,836,524
1,040	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,129,034
1,160	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,220,610
1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39	11/28 at 100.00	AAA	1,545,375
5,845	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.750%, 11/15/37	11/28 at 100.00	AAA	5,852,657
775	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	845,711
1,360	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,486,072
925	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/20	No Opt. Call	A1	950,141
15,000	Connecticut State, General Obligation Bonds, Refunding Series 2020B, 5.000%, 1/15/22 (WI/DD, Settling 1/07/20)	No Opt. Call	A1	16,150,500
2,570	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	2,824,173
1,345	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,507,194
5,000	Connecticut State, General Obligation Bonds, Series 2020A, 5.000%, 1/15/22 (WI/DD, Settling 1/07/20)	No Opt. Call	A1	5,383,500
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
720	5.000%, 10/01/20	No Opt. Call	A+	740,477
1,790	5.000%, 10/01/23	No Opt. Call	A+	2,037,414
750	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	12/19 at 100.00	A-	750,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
$400	5.000%, 12/15/24	12/22 at 100.00	AA-	$441,692
495	5.000%, 12/15/26	12/22 at 100.00	AA-	545,990
128,525	Total Connecticut			134,460,257
	Delaware – 0.1%
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,120,340
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22	No Opt. Call	BBB+	1,152,404
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB+	4,378,400
6,095	Total Delaware			6,651,144
	District of Columbia – 1.1%
3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	4,043,232
4,740	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	5,411,800
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	1/20 at 19.73	N/R	31,330,588
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
1,690	4.000%, 10/01/35	10/29 at 100.00	A-	1,914,787
1,750	4.000%, 10/01/36	10/29 at 100.00	A-	1,973,335
3,500	4.000%, 10/01/37	10/29 at 100.00	A-	3,930,150
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,465	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	6,649,867
9,020	5.000%, 10/01/27 (AMT)	No Opt. Call	AA-	11,183,266
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	AA-	5,230,328
4,150	5.000%, 10/01/29 (AMT)	10/28 at 100.00	AA-	5,191,567
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A Forward Delivery:
7,000	5.000%, 10/01/21 (AMT) (WI/DD, Settling 7/08/20)	No Opt. Call	AA-	7,310,590
10,000	5.000%, 10/01/22 (AMT) (WI/DD, Settling 7/08/20)	No Opt. Call	AA-	10,780,400
5,225	5.000%, 10/01/23 (AMT) (WI/DD, Settling 7/08/20)	No Opt. Call	AA-	5,802,519
1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	1,498,612
221,385	Total District of Columbia			102,251,041

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 4.5%
$4,170	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	$4,986,945
12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,357,591
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A+	11,609,800
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A+	17,545,551
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
930	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	947,400
1,410	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,456,742
1,350	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,418,445
940	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	992,161
705	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	752,348
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,363,217
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,579,479
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	17,631,178
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	17,253,240
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
4,545	5.000%, 6/01/20	No Opt. Call	AA	4,616,129
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,685,504
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
1,805	4.750%, 11/01/23	No Opt. Call	BB+	1,885,214
1,860	6.000%, 11/01/33	11/23 at 100.00	BB+	2,046,502
1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (AMT)	1/20 at 100.00	Aaa	1,895,991
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A-	1,120,370
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	362,119
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
43,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/20 at 105.00	N/R	41,491,262
35,955	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/20 at 105.00	N/R	34,256,126
3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	3,446,151

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,710	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	$2,857,560
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,445,475
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,019,045
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,870,368
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,920,716
4,410	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	4,713,055
5,940	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	6,456,364
8,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	8,228,880
1,145	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	AA-	1,391,450
	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2007D:
6,395	3.000%, 6/01/30	1/20 at 100.00	AAA	6,401,971
6,585	3.000%, 6/01/31	1/20 at 100.00	AAA	6,591,914
6,780	3.000%, 6/01/32	1/20 at 100.00	AAA	6,786,848
1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	1/20 at 100.00	AA+	1,504,635
12,569	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	12,664,748
2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,302,675
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,138,869
5,050	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B, 5.000%, 10/01/27	No Opt. Call	AA	6,224,024
7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (AMT)	8/21 at 100.00	AA	7,433,216
6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,892,980
5,760	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,791,616
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,118,595
1,265	5.000%, 7/01/27	7/24 at 100.00	A	1,447,742

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
$925	5.000%, 10/01/20 (AMT)	No Opt. Call	A	$951,797
5,175	5.000%, 10/01/22 (AMT)	No Opt. Call	A	5,698,089
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/24	10/20 at 100.00	A	3,087,360
6,305	5.000%, 10/01/41	10/20 at 100.00	A	6,461,931
	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA	1,993,664
5,015	5.250%, 4/01/30	4/20 at 100.00	AA	5,065,050
8,970	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	AA-	9,215,150
5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured (Pre-refunded 10/01/20)	10/20 at 100.00	AA (5)	5,146,750
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,880,400
2,000	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,424,580
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (5)	2,968,062
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,651,131
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	186,632
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,483,078
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,709,495
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
615	5.000%, 9/01/22	No Opt. Call	A+	675,990
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	3,123,172
1,270	3.125%, 9/01/24	9/22 at 100.00	A+	1,327,493
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,409,390
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,635,945
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,159,447
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,455,409
372,194	Total Florida			397,612,226

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 2.6%
$5,010	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.875%, 1/01/24	1/21 at 100.00	Aa3	$5,243,917
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA-	2,254,367
1,500	5.000%, 1/01/28	1/22 at 100.00	AA-	1,612,875
1,650	5.000%, 1/01/37	1/22 at 100.00	AA-	1,764,345
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA-	12,682,788
4,280	5.000%, 1/01/29	1/24 at 100.00	AA-	4,889,172
6,750	5.000%, 1/01/30	1/24 at 100.00	AA-	7,690,950
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D:
10,850	4.000%, 7/01/35 (AMT)	7/29 at 100.00	AA-	12,329,614
10,300	4.000%, 7/01/36 (AMT)	7/29 at 100.00	AA-	11,658,673
14,810	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	16,750,258
2,215	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	2,217,857
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	3,594,207
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	5,983,172
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	9,674,229
14,665	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	18,356,474
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	1,290,463
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,455	3.600%, 12/01/33	6/27 at 100.00	AAA	2,648,896
6,045	3.850%, 12/01/38	6/27 at 100.00	AAA	6,537,728
2,045	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	2,176,432
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
1,500	3.050%, 12/01/34	6/28 at 100.00	AAA	1,567,650
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,189,320
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AAA	8,430,485

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	$6,699,059
25,000	Georgia State, General Obligation Bonds, Series 2006G, 1.000%, 10/01/26	1/20 at 100.00	AAA	24,238,500
11,000	Georgia State, General Obligation Bonds, Series 2007E, 2.000%, 8/01/27	1/20 at 100.00	AAA	11,003,300
5,800	Henry County School District, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	6,589,612
21,300	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	23,766,540
10,620	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	8/26 at 100.50	A3	12,024,814
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,965,106
955	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	1,013,360
212,475	Total Georgia			231,844,163
	Guam – 0.0%
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	4,442,249
	Hawaii – 0.8%
5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (5)	5,106,652
1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (5)	1,047,704
8,560	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	Baa2	8,706,119
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,337,731
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,505,730
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,311,653
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,176,221
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,743,629
15,450	Hawaiian Electric Company Inc and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,262,670
67,840	Total Hawaii			74,198,109
	Idaho – 0.3%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	596,842
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,244,832

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	$1,107,140
1,800	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C, 2.900%, 7/01/39	1/29 at 100.00	Aa1	1,813,914
	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,757,992
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	2,981,732
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,465,632
23,770	Total Idaho			24,968,084
	Illinois – 11.0%
2,015	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,017,680
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,862,140
2,550	0.000%, 1/01/31	7/23 at 68.95	A2	1,604,944
2,750	0.000%, 1/01/32	7/23 at 65.29	A2	1,636,085
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	2,244,840
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
429	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	434,032
444	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	451,708
958	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	981,931
1,043	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,066,019
963	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	991,553
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	591,862
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	620,590
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	992,181
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,454,406
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,488,095
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	35,298,751
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A	2,129,198
1,000	5.000%, 4/01/42	4/27 at 100.00	A	1,122,680
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A	1,322,673
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	13,952,327

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
$3,125	5.000%, 12/01/27	No Opt. Call	BB	$3,639,062
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	14,310,372
5,270	5.000%, 12/01/34	12/27 at 100.00	BB	6,028,089
2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	2,996,110
3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	4,159,244
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB	10,080,228
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,077,043
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	BB	1,292,016
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,166,807
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,567,030
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,591,156
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,103,239
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	24,940,910
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,774,382
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,454,559
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,505,638
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,815,697
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,089,875
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,697,440
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,909,440
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	21,158,217

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$6,825	5.000%, 1/01/23	No Opt. Call	BBB+	$7,342,403
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,353,236
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,976,263
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,211,988
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,688,724
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA-	2,678,754
2,780	5.000%, 11/15/21	No Opt. Call	AA-	2,952,666
2,400	5.000%, 11/15/22	No Opt. Call	AA-	2,624,424
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA-	5,409,022
2,260	5.000%, 11/15/21	No Opt. Call	AA-	2,400,369
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,116,140
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,094,030
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,519,936
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,577,991
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	516,930
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	888,720
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	946,164
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,072,283
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,100,365
7,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,379,280
1,050	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,187,025
3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (5)	3,278,370
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	6,975,424
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,365,880

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
$2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	$2,589,408
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	10,819,700
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	81,770
1,505	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	1,758,051
32,420	4.000%, 2/15/41	2/27 at 100.00	AA+	35,353,362
13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	14,990,549
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	AA+	552,587
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,397,812
775	5.000%, 9/01/29	9/24 at 100.00	AA+	893,699
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,792,534
2,815	4.625%, 9/01/39	9/24 at 100.00	AA+	3,065,197
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,894,471
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (5)	1,511,500
1,120	5.000%, 5/15/25 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (5)	1,217,899
1,175	5.000%, 5/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (5)	1,277,707
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,097,625
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,602,094
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,493,870
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,202,088
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	6,034,365
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,757,661
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,677,644
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,788,450
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,182,150
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,215,742
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,333,740
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	1/20 at 100.00	N/R	2,954,248

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
$2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	$2,509,484
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,571,400
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,355,298
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,228,390
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,932,183
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	1,946,178
1,785	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA	1,793,389
5,385	Illinois Housing Development Authority, Revenue Bonds, Series 2019D, 2.950%, 10/01/39	4/29 at 100.00	Aaa	5,384,246
	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,337,160
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,483,215
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	5,089,389
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,133,103
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,580,620
2,485	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	2,527,792
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB	1,962,522
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	14,068,430
	Illinois State, General Obligation Bonds, November Series 2017D:
5,015	5.000%, 11/01/21	No Opt. Call	BBB	5,295,639
25,535	5.000%, 11/01/23	No Opt. Call	BBB	28,120,419
4,490	5.000%, 11/01/24	No Opt. Call	BBB	5,014,701
5,385	5.000%, 11/01/25	No Opt. Call	BBB	6,084,619
4,805	3.250%, 11/01/26	No Opt. Call	BBB	4,892,835
3,060	5.000%, 11/01/26	No Opt. Call	BBB	3,503,853
5,330	5.000%, 11/01/27	No Opt. Call	BBB	6,173,632
5,735	5.000%, 11/01/28	11/27 at 100.00	BBB	6,608,039
10,000	Illinois State, General Obligation Bonds, November Series 2019A, 5.000%, 11/01/22	No Opt. Call	BBB	10,831,500
	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	7,900,815
6,175	5.000%, 8/01/21	No Opt. Call	BBB	6,477,945
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,424,987
2,795	5.000%, 8/01/23	No Opt. Call	BBB	3,066,031
285	5.000%, 8/01/25	8/22 at 100.00	BBB	304,599
2,870	Illinois State, General Obligation Bonds, Series 2012, 4.000%, 9/01/21	No Opt. Call	BBB	2,970,421

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Series 2012A:
$7,840	4.000%, 1/01/20	No Opt. Call	BBB	$7,840,000
12,210	4.000%, 1/01/22	No Opt. Call	BBB	12,697,301
	Illinois State, General Obligation Bonds, Series 2013:
5,520	5.500%, 7/01/25	7/23 at 100.00	BBB	6,118,920
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	3,057,031
2,085	5.500%, 7/01/27	7/23 at 100.00	BBB	2,306,531
7,490	5.250%, 7/01/29	7/23 at 100.00	BBB	8,186,570
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
9,595	5.000%, 12/01/21	No Opt. Call	AA-	10,293,132
3,345	5.000%, 12/01/22	No Opt. Call	AA-	3,713,452
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,505,423
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
6,795	5.000%, 12/01/31	1/26 at 100.00	AA-	7,978,009
7,895	5.000%, 12/01/32	1/26 at 100.00	AA-	9,247,413
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	10,000,675
14,270	5.000%, 1/01/26	No Opt. Call	AA-	17,201,629
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,334,300
6,115	5.000%, 1/01/37	1/24 at 100.00	AA-	6,847,332
11,605	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,290,858
10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,262,054
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (5)	2,251,691
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	Aa2	7,590,249
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (5)	349,530
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	1,178,960
1,210	9.000%, 1/01/25 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,655,619
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	Aa2	5,358,164
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA-	5,766,400
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	3,988,631

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
$1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	$1,327,507
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,769,036
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,382,727
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,943,699
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,038,053
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,138,742
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,845	4.000%, 12/01/27	No Opt. Call	Aa2	2,133,503
1,925	4.000%, 12/01/28	12/27 at 100.00	Aa2	2,210,785
1,560	4.000%, 12/01/29	12/27 at 100.00	Aa2	1,779,086
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,794,330
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,873,050
1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,759,785
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
4,990	5.000%, 12/15/28	6/22 at 100.00	BBB	5,337,703
1,700	0.000%, 12/15/51	No Opt. Call	BBB	518,449
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BBB	1,244,375
9,045	0.000%, 12/15/42	6/38 at 100.00	BBB	6,175,836
6,000	0.000%, 12/15/47	6/38 at 100.00	BBB	4,061,460
28,425	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	21,535,064
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
465	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	488,292
467	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	493,498
371	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	391,791
650	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	683,924
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	500,250
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,053,442
1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,656,144

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
$295	5.000%, 10/01/23	10/22 at 100.00	Baa1	$321,715
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	383,128
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,785	5.250%, 6/01/21	No Opt. Call	A	8,206,636
12,395	5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	13,158,284
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,900	5.000%, 6/01/25	No Opt. Call	A	4,607,109
5,000	5.000%, 6/01/26	No Opt. Call	A	6,041,100
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,608,700
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,378,776
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,154,806
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,051,890
5,000	Sangamon County Water Reclamation District, Sangamon County, Illinois, General Obligation Bonds Alternate Revenue Source, Project & Refunding Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	5,397,850
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	3,130,762
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	2,992,716
2,645	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,815,206
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,928,530
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,968,844
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,434,416
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,354,802
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,035,571
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,462,330
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,709,892
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,748,787
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,917,008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa2	$4,229,861
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,726,350
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,690,106
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,405,700
895,351	Total Illinois			976,556,673
	Indiana – 3.3%
	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
435	5.000%, 1/01/20	No Opt. Call	AA	435,000
1,035	5.000%, 7/01/20	No Opt. Call	AA	1,055,007
500	5.000%, 1/01/21	No Opt. Call	AA	519,385
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,965,325
5,710	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	No Opt. Call	A-	5,795,878
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	12,580,500
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	A	1,183,901
500	5.000%, 10/01/29	10/23 at 100.00	A	552,995
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,752,800
5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,680,699
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	788,087
620	5.000%, 10/01/23	No Opt. Call	AA	705,207
625	5.000%, 10/01/24	No Opt. Call	AA	732,375
1,380	5.000%, 10/01/25	10/24 at 100.00	AA	1,616,353
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,996,203
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,416,600
8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	AA-	8,306,560
955	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA+	955,115

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
$2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	$3,145,285
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	2,865,069
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,000	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,489,500
4,010	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,775,389
11,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A1	13,340,910
6,000	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	7,393,380
12,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Series 2019B, 1.450%, 6/01/21	6/20 at 100.00	N/R	12,000,840
2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	2,982,112
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,682,550
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,963,103
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,328,300
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,240	5.000%, 8/15/26	No Opt. Call	AA	15,087,146
6,620	5.000%, 8/15/27	No Opt. Call	AA	8,333,190
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	576,530
720	5.000%, 10/01/28	10/24 at 100.00	A	829,519
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,150,060
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,557,309
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,390,191
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Ba1	1,728,432
940	5.000%, 4/01/22	No Opt. Call	Ba1	993,655
2,015	5.000%, 4/01/24	4/22 at 100.00	Ba1	2,127,115

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
$500	4.750%, 2/01/20	No Opt. Call	N/R	$501,330
500	4.750%, 8/01/20	No Opt. Call	N/R	509,890
250	4.750%, 2/01/21	No Opt. Call	N/R	259,200
500	4.750%, 8/01/21	No Opt. Call	N/R	526,850
500	5.000%, 2/01/22	No Opt. Call	N/R	520,790
500	5.000%, 8/01/22	2/22 at 100.00	N/R	520,480
500	5.000%, 8/01/23	2/22 at 100.00	N/R	519,595
500	5.000%, 2/01/24	2/22 at 100.00	N/R	517,310
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	38,226,289
460	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	3/20 at 100.00	N/R (5)	495,797
1,750	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29	8/24 at 100.00	A	2,002,752
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,199,994
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,154,310
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,071,454
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,076,758
7,635	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A1	9,032,663
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	27,321,963
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	22,710,187
258,675	Total Indiana			290,945,187
	Iowa – 1.0%
	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	1,033,341
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,036,140
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	3,191,649
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,037,260
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,074,052
1,000	5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	1,019,190

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
$1,830	5.000%, 1/01/23 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	$1,900,583
1,890	5.000%, 1/01/24 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,962,897
1,520	5.000%, 1/01/25 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,578,626
1,000	5.000%, 1/01/26 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,038,570
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA-	10,839,600
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,699,572
6,840	5.000%, 7/01/28	7/23 at 100.00	A1	7,653,139
5,025	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	5,099,470
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	2,130,879
4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	1/20 at 104.00	B+	4,968,718
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	6,972,330
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	1,966,180
1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	1,285,938
2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (5)	2,030,800
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,170	5.375%, 6/01/38	1/20 at 100.00	B-	13,172,766
2,350	5.500%, 6/01/42	1/20 at 100.00	B-	2,350,470
30	5.625%, 6/01/46	1/20 at 100.00	B-	30,006
1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	1/20 at 100.00	B-	1,942,600
83,825	Total Iowa			88,014,776
	Kansas – 0.5%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,278,863
11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	11,468,270
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (5)	10,883,121
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	5,704,838

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
$1,915	5.000%, 9/01/21	No Opt. Call	A	$2,033,979
660	5.000%, 9/01/22	No Opt. Call	A	724,904
1,505	5.000%, 9/01/23	No Opt. Call	A	1,704,578
45,170	Total Kansas			47,798,553
	Kentucky – 1.6%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
450	4.000%, 2/01/33	2/30 at 100.00	BBB-	489,541
500	4.000%, 2/01/34	2/30 at 100.00	BBB-	542,550
180	4.000%, 2/01/35	2/30 at 100.00	BBB-	194,584
1,110	4.000%, 2/01/36	2/30 at 100.00	BBB-	1,195,914
2,205	3.000%, 2/01/40 – AGM Insured	2/30 at 100.00	AA	2,174,703
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	3,664,096
1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,886,653
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,213
7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,339,850
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,515,004
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,752,287
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	5,438,950
10,130	5.000%, 12/01/35	6/22 at 100.00	N/R	11,057,199
3,800	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	4,133,602
8,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	8,534,340

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
$1,005	5.000%, 8/01/25	No Opt. Call	Ba2	$1,141,268
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,216,721
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,269,907
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,330,663
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,402,421
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,250,307
15,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, 2.450%, 6/01/39 (Mandatory Put 10/01/29)	No Opt. Call	A	15,261,900
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
290	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	306,170
965	6.000%, 3/01/22	3/21 at 100.00	Baa2	1,009,853
305	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	322,885
1,015	6.250%, 3/01/23	3/21 at 100.00	Baa2	1,065,547
340	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	359,938
1,115	6.250%, 3/01/24	3/21 at 100.00	Baa2	1,169,211
8,500	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	9,254,800
12,890	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	14,239,841
11,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A	12,188,220
10,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A3	11,441,400
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,210,785
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,180,650
130,350	Total Kentucky			140,551,973
	Louisiana – 2.5%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
14,510	5.000%, 12/01/34	12/29 at 100.00	BB+	17,376,450
3,550	5.000%, 12/01/39	12/29 at 100.00	BB+	4,172,528
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,082,792
540	5.000%, 2/01/24	No Opt. Call	AA	622,080
800	5.000%, 2/01/25	No Opt. Call	AA	946,752

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	B	$604,709
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (5)	519,075
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,490	5.000%, 6/01/25	No Opt. Call	A1	20,811,351
16,740	5.000%, 6/01/26	No Opt. Call	A1	20,408,236
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA-	2,591,950
2,850	5.000%, 2/01/29	2/24 at 100.00	AA-	3,236,289
2,000	5.000%, 2/01/30	2/24 at 100.00	AA-	2,264,960
20,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	21,414,801
5,430	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,444,715
5,250	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013C, 1.650%, 9/01/34 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,258,977
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,134,620
3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,266,785
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	30,362
1,055	5.000%, 5/15/30	5/26 at 100.00	A3	1,239,150
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	36,434
3,410	5.000%, 5/15/32	5/26 at 100.00	A3	3,973,673
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	48,578
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,250,870
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,265	5.000%, 5/15/28	5/27 at 100.00	A3	1,530,802
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,203,210
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,381,588
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	2,082,675
3,210	5.000%, 5/15/42	5/27 at 100.00	A3	3,697,856

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$1,050	5.000%, 7/01/22	No Opt. Call	AA-	$1,146,632
3,120	5.000%, 7/01/29	7/23 at 100.00	AA-	3,476,148
5,000	5.000%, 7/01/31	7/23 at 100.00	AA-	5,556,400
3,835	5.000%, 7/01/32	7/23 at 100.00	AA-	4,257,310
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,826,350
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,304,474
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,662,784
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,461,080
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
3,940	5.000%, 12/01/20	No Opt. Call	AA-	4,075,221
5,400	5.000%, 12/01/21	No Opt. Call	AA-	5,784,372
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA-	1,107,420
870	5.000%, 12/01/23	No Opt. Call	AA-	991,739
1,020	5.000%, 12/01/24	No Opt. Call	AA-	1,193,573
480	5.000%, 12/01/25	No Opt. Call	AA-	574,430
775	5.000%, 12/01/27	12/25 at 100.00	AA-	917,058
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,218,624
250	5.000%, 6/01/24	No Opt. Call	A	286,753
605	5.000%, 6/01/25	6/24 at 100.00	A	692,852
500	5.000%, 6/01/26	6/24 at 100.00	A	571,140
600	5.000%, 6/01/27	6/24 at 100.00	A	683,484
380	5.000%, 6/01/28	6/24 at 100.00	A	431,691
580	5.000%, 6/01/29	6/24 at 100.00	A	657,558
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	445,591
775	5.000%, 6/01/32	6/25 at 100.00	A	895,621
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,151,800
1,040	5.000%, 6/01/35	6/25 at 100.00	A	1,191,601
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	A	546,700
6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,937,758

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
$630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	$660,461
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	925,764
750	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	945,750
1,450	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,818,691
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,247,400
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,212,442
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,425,264
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,866,383
5,980	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,196,476
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,345,040
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	622,681
197,625	Total Louisiana			221,944,784
	Maine – 0.2%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,177,352
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	4,403,443
5,650	4.000%, 7/01/46	7/26 at 100.00	BBB	5,863,175
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,067,520
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,098,402
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
225	4.000%, 7/01/20	No Opt. Call	A-	228,096
290	5.000%, 7/01/22	No Opt. Call	A-	316,613
	Regional School Unit 1 Lower Kennebec Regional School Unit Bath, Maine, General Obligation Bonds, Series 2019:
1,000	3.000%, 11/01/33	11/29 at 100.00	AA	1,059,760
1,000	3.000%, 11/01/34	11/29 at 100.00	AA	1,053,100
1,000	3.250%, 11/01/35	11/29 at 100.00	AA	1,072,200
19,335	Total Maine			20,339,661
	Maryland – 1.4%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,336,002
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,888,527

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
$1,160	5.000%, 9/01/26	No Opt. Call	BBB-	$1,387,151
1,760	5.000%, 9/01/27	No Opt. Call	BBB-	2,126,590
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB-	3,172,619
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA-	528,900
1,000	5.000%, 7/01/26	1/24 at 100.00	AA-	1,143,210
1,715	5.000%, 7/01/27	1/24 at 100.00	AA-	1,957,844
4,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa2	4,276,040
22,420	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 9/01/39	3/29 at 100.00	AA+	22,765,268
250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	254,795
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,619,875
17,705	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BBB	18,798,638
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,207,090
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	Baa1	875,535
2,250	5.000%, 7/01/33	7/26 at 100.00	Baa1	2,620,980
1,650	5.000%, 7/01/34	7/26 at 100.00	Baa1	1,916,392
2,000	5.000%, 7/01/35	7/26 at 100.00	Baa1	2,315,380
1,570	5.000%, 7/01/36	7/26 at 100.00	Baa1	1,811,529
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	1/20 at 100.00	A	1,261,046
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,079,582
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	10,940,125
11,335	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/28	No Opt. Call	AAA	14,618,863
2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	1/20 at 100.00	BB-	2,155,625
1,805	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB-	1,809,404
1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB-	1,008,678
114,710	Total Maryland			125,875,688

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.0%
$900	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – NPFG Insured	No Opt. Call	Aa1	$935,991
10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	10,207,100
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BB	927,025
680	5.000%, 7/01/27	7/24 at 100.00	BB	753,766
925	5.000%, 7/01/28	7/24 at 100.00	BB	1,021,681
960	5.000%, 7/01/29	7/24 at 100.00	BB	1,057,718
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,132,784
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28	1/20 at 100.00	N/R	1,777,500
14,385	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,277,967
1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,562,237
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,766,006
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,306,405
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,332,083
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,519,682
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,153,000
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,487,873
4,125	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,532,633
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	929,979
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,808,053
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,732,553
1,435	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.000%, 12/01/39	12/28 at 100.00	AA	1,461,275
3,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1, 2.900%, 12/01/39	12/28 at 100.00	AA	3,007,800
10,590	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	10,531,331

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$6,540	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	$7,435,522
79,150	Total Massachusetts			85,657,964
	Michigan – 1.2%
	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,752,290
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,282,366
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,359,987
355	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	422,191
4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A	5,609,316
8,570	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,581,089
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,627,184
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,254,240
13,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AA+	13,166,530
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,322,100
5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,774,478
1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	1/20 at 100.00	AA+	1,604,800
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,146,862
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,142,380
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,279,740
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,906,951
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,277,668
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,657,500
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,563,556
	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	4,945,916
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,003,868
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	3,967,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
$3,750	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A	$4,404,487
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A	6,208,970
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A	5,852,600
102,795	Total Michigan			110,114,571
	Minnesota – 0.5%
1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AAA	1,715,267
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A-	1,079,638
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,308,651
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,261,050
55	4.250%, 2/15/48	2/28 at 100.00	A-	60,428
3,775	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2019, 2.000%, 12/01/27	12/25 at 100.00	AAA	3,828,869
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,983,732
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,274,452
3,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,299,610
8,790	Minnesota State, General Obligation Bonds, Various Purpose Series 2016A, 5.000%, 8/01/20	No Opt. Call	AAA	8,990,412
425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	452,136
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	1,259,538
2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,307,344
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	6,874,784
200	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	1/20 at 100.00	N/R	200,664
42,700	Total Minnesota			45,896,575
	Mississippi – 0.4%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,731,622
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,296,306

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$13,545	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	$13,599,045
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (5)	10,209,015
37,175	Total Mississippi			38,835,988
	Missouri – 0.7%
1,390	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,583,933
1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,168,794
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,250	5.000%, 3/01/32 (AMT)	3/29 at 100.00	A	1,540,900
2,250	5.000%, 3/01/33 (AMT)	3/29 at 100.00	A	2,764,553
2,485	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019C, 5.000%, 3/01/33	3/29 at 100.00	A	3,109,406
10,305	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	10,527,691
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	10,216,400
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	15,195,841
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,577,204
220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	227,322
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32 (Pre-refunded 10/01/23)	10/23 at 100.00	A- (5)	1,547,459
2,750	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.750%, 11/01/39	5/29 at 100.00	AA+	2,723,490
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,330	5.000%, 1/01/25	1/24 at 100.00	A2	1,521,826
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,882,893
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,125,870
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,605,753
1,155	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,310,509
59,825	Total Missouri			63,629,844

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.4%
$1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	$1,828,020
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,829,538
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,160,190
550	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	586,509
38,145	Total Montana			39,404,257
	Nebraska – 1.3%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A	5,590,450
3,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, 4.000%, 12/01/49 (Mandatory Put 8/01/25)	7/25 at 100.50	Aa2	3,358,560
9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	10,269,479
665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	713,252
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	411,407
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A-	6,228,549
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	600,097
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,425,912
530	5.000%, 7/01/25	No Opt. Call	BBB	619,141
750	5.000%, 7/01/26	7/25 at 100.00	BBB	872,520
200	5.000%, 7/01/27	7/25 at 100.00	BBB	231,898
835	5.000%, 7/01/28	7/25 at 100.00	BBB	964,951
485	5.000%, 7/01/29	7/25 at 100.00	BBB	558,541
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,147,540
180	5.000%, 7/01/33	7/25 at 100.00	BBB	205,186
13,725	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C, 3.900%, 9/01/35	9/24 at 100.00	AA+	14,494,972
3,980	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	4,246,541
18,380	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.600%, 9/01/44	3/28 at 100.00	AA+	19,161,701
11,660	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.850%, 9/01/39	3/29 at 100.00	AA+	11,542,001

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
$1,485	5.000%, 1/01/23	1/22 at 100.00	A+	$1,597,355
950	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	1,022,105
560	5.000%, 1/01/24	1/22 at 100.00	A+	601,793
585	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	629,401
365	5.000%, 1/01/25	1/22 at 100.00	A+	391,791
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	716,834
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,457,280
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
1,020	5.000%, 6/15/26	No Opt. Call	AA-	1,243,900
1,270	5.000%, 6/15/27	No Opt. Call	AA-	1,582,788
1,360	5.000%, 6/15/28	No Opt. Call	AA-	1,725,038
1,460	5.000%, 6/15/29	No Opt. Call	AA-	1,881,414
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,046,070
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BB+	4,155,015
1,355	5.250%, 2/01/29	2/27 at 100.00	BB+	1,535,486
6,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,319,140
108,285	Total Nebraska			117,548,108
	Nevada – 1.2%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A+	2,179,420
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A+	1,161,069
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A+	2,105,330
8,220	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	8,695,116
5,000	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D, 5.000%, 7/01/22	No Opt. Call	Aa3	5,474,400
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33	11/24 at 100.00	AA+	5,789,629
10,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/23	No Opt. Call	Aa3	11,301,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
$1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	$1,805,720
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,328,053
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,634,599
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,054,580
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,127,778
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	AA+	2,321,541
1,545	5.000%, 6/01/25	6/22 at 100.00	AA+	1,687,897
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,182,980
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
45	4.000%, 6/01/20	No Opt. Call	N/R	45,319
310	5.000%, 6/01/22	No Opt. Call	N/R	328,247
6,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Series 2019C, 1.200%, 10/01/51 (Mandatory Put 12/31/20)	3/20 at 100.00	N/R	5,998,140
4,695	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,158,866
11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,075,561
3,165	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	3,234,092
12,065	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,529,261
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,453,195
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	4,980,731
103,550	Total Nevada			110,653,424
	New Hampshire – 0.2%
895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc Project ,Series 2015A, 4.250%, 1/01/36 (AMT)	1/26 at 100.00	A+	958,670
12,370	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	12,896,715
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,125,513

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$845	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	$891,348
15,950	Total New Hampshire			16,872,246
	New Jersey – 5.0%
1,000	Bergen County Improvement Authority, New Jersey, Lease Revenue Bonds, Bergen County Project, County Guaranteed Series 2019, 4.000%, 10/15/30	10/29 at 100.00	Aaa	1,211,380
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,795,775
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,158,842
7,905	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	8,576,609
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,591,958
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	5,997,531
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	14,680,195
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,662,964
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,191,113
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,739,968
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,215,984
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,169,601
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,351,200
950	4.250%, 6/15/27	6/22 at 100.00	BBB+	997,025
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,931,915
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	BBB	1,519,182
2,215	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,475,351
7,075	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	7,299,065
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A-	28,556,750
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	6,825,960
325	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A-	330,538
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,280,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$6,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 7/01/25)	4/25 at 100.85	AA-	$8,072,908
12,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%, 7/01/45 (Mandatory Put 7/01/26)	4/26 at 100.83	AA-	14,628,360
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,151,190
255	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, 2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	259,475
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,445	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	4,793,888
11,705	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	12,672,887
11,975	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	13,166,273
5,000	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	5,375,000
960	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	1,029,542
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
6,145	5.000%, 6/15/24	No Opt. Call	A+	7,044,382
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,803,440
9,395	5.000%, 6/15/30	6/26 at 100.00	A+	10,946,303
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	12,229,016
1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A-	1,032,437
10,705	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A-	12,080,271
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
7,390	5.500%, 6/15/31	6/21 at 100.00	A-	7,795,415
9,340	5.250%, 6/15/36	6/21 at 100.00	A-	9,792,990
965	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	A- (5)	1,019,127
2,720	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	2,890,462
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A-	15,200,716
20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A-	20,526,634
770	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	A-	837,929

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
$1,810	5.250%, 6/15/33	6/25 at 100.00	A-	$2,070,531
1,850	5.250%, 6/15/34	6/25 at 100.00	A-	2,113,015
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
2,000	5.000%, 12/15/23	No Opt. Call	A-	2,256,940
4,485	4.250%, 12/15/38	12/28 at 100.00	A-	4,836,848
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
2,500	5.000%, 12/15/25	No Opt. Call	A-	2,924,700
5,000	5.000%, 12/15/26	No Opt. Call	A-	5,915,100
12,930	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	A-	13,701,663
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
6,115	5.000%, 6/15/33	12/28 at 100.00	A-	7,202,553
10,000	5.000%, 6/15/34	12/28 at 100.00	A-	11,750,500
4,000	5.000%, 6/15/35	12/28 at 100.00	A-	4,687,280
7,970	3.500%, 6/15/46	12/28 at 100.00	A-	7,918,514
5,065	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	4,865,895
2,410	Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016, 1.000%, 11/15/28	11/24 at 100.00	AA	2,201,800
	Ocean County, New Jersey, General Obligation Bonds, General Improvement Series 2019:
1,205	2.000%, 9/01/32	9/29 at 100.00	Aaa	1,133,519
720	2.125%, 9/01/33	9/29 at 100.00	Aaa	688,795
5,115	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	5,491,720
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,505,000
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,981,801
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,600	5.000%, 6/01/28	No Opt. Call	A	5,667,384
20	5.000%, 6/01/29	6/28 at 100.00	A	24,511
3,085	5.000%, 6/01/30	6/28 at 100.00	A-	3,757,067
6,560	5.000%, 6/01/31	6/28 at 100.00	A-	7,942,979
6,000	5.000%, 6/01/35	6/28 at 100.00	A-	7,142,400
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	12,122,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
$19,740	3.200%, 6/01/27	No Opt. Call	BBB	$20,154,343
2,770	5.000%, 6/01/46	6/28 at 100.00	BB+	3,087,470
2,555	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,584,561
403,195	Total New Jersey			441,637,417
	New Mexico – 0.4%
12,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	14,827,375
1,800	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,912,698
5,250	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	5,617,710
2,720	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	2,788,680
2,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39	1/29 at 100.00	Aaa	2,007,560
9,350	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	10,906,027
33,620	Total New Mexico			38,060,050
	New York – 5.9%
	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2020B Forward Delivery:
1,000	5.000%, 12/15/21 (AMT) (WI/DD, Settling 3/18/20)	No Opt. Call	A	1,060,100
1,000	5.000%, 12/15/22 (AMT) (WI/DD, Settling 3/18/20)	No Opt. Call	A	1,093,600
1,225	5.000%, 12/15/23 (AMT) (WI/DD, Settling 3/18/20)	No Opt. Call	A	1,378,578
1,145	5.000%, 12/15/24 (AMT) (WI/DD, Settling 3/18/20)	No Opt. Call	A	1,323,013
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	2,329,931
1,915	5.000%, 11/01/22 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	2,068,009
1,515	5.000%, 11/01/23 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	1,687,634
1,595	5.000%, 11/01/24 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	1,827,950
3,775	Albany County, New York, General Obligation Bonds, Various Purposes Series 2019A, 2.250%, 9/15/36	9/27 at 100.00	AA	3,650,161
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	343,581
500	5.000%, 1/01/25	No Opt. Call	A+	588,275
5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	1/20 at 100.00	Baa2	5,144,774

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	$4,714,680
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,239,644
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,687,434
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,548,001
7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,204,677
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
7,010	5.000%, 2/15/28 (WI/DD, Settling 1/03/20)	No Opt. Call	Aa1	8,917,491
12,990	5.000%, 2/15/29 (WI/DD, Settling 1/03/20)	No Opt. Call	Aa1	16,791,004
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,055	5.000%, 5/15/24	5/22 at 100.00	AA	10,980,462
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,137,270
2,000	Haverstraw Stony Point Central School District, Rockland and Orange Counties, New York, General Obligation Bonds, Refunding Series 2019, 3.000%, 10/15/26	No Opt. Call	Aa3	2,217,460
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	106,459
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,005,858
1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,356,845
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J:
11,000	5.000%, 5/15/20	No Opt. Call	N/R	11,153,890
8,160	5.000%, 5/15/20	No Opt. Call	N/R	8,274,158
12,140	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	12,741,173
14,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018C Subseries 2018C-2, 5.000%, 9/01/21	No Opt. Call	N/R	15,259,852
15,730	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	15,766,965
39,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	43,096,552
40,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	43,757,200
10,360	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	AA-	11,411,229

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Greater Rochester Inc, Series 2019:
$1,880	4.000%, 1/01/30	1/26 at 103.00	N/R	$2,011,920
1,910	5.000%, 1/01/40	1/26 at 103.00	N/R	2,097,104
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	A-	1,700,430
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,130,800
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	736,377
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,734,453
10,000	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2020A, 2.000%, 12/09/20 (WI/DD, Settling 1/06/20)	No Opt. Call	N/R	10,077,900
20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	Aa1	20,452,600
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	973,800
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,153,180
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	1/21 at 100.00	Aa2	5,538,390
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P:
2,040	2.600%, 11/01/34	5/28 at 100.00	Aa2	2,053,648
10,000	2.850%, 11/01/39	5/28 at 100.00	Aa2	10,056,200
8,845	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	9,534,733
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	8/21 at 100.00	Aa2	2,527,200
14,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 3.000%, 10/01/39	10/28 at 100.00	Aa1	14,558,936
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	2,395,280
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	16,908,537
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,005	5.000%, 1/01/22 (AMT)	No Opt. Call	A-	2,136,648
2,065	5.000%, 1/01/23 (AMT)	No Opt. Call	A-	2,264,293

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	$1,629,475
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,181,054
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,598,825
9,565	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,749,338
12,605	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	14,049,155
50,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	55,600,500
3,210	Oneida County Local Development Corporation, New York, Revenue Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%, 12/01/44	12/29 at 100.00	AA	3,169,394
10,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA-	11,520,358
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	827,508
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A-	2,760,365
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,046,266
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,721,808
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,348,787
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,486,963
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,423,944
	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery:
1,200	5.000%, 9/01/23 (WI/DD, Settling 6/03/20)	No Opt. Call	A3	1,330,464
1,835	5.000%, 9/01/24 (WI/DD, Settling 6/03/20)	No Opt. Call	A3	2,087,092
2,000	5.000%, 9/01/25 (WI/DD, Settling 6/03/20)	No Opt. Call	A3	2,327,180
20,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	23,977,000
478,010	Total New York			520,741,815
	North Carolina – 0.7%
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB-	621,413
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA (5)	5,020,000
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA (5)	10,427,243
4,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	3,923,680
5,900	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40 (WI/DD, Settling 1/16/20)	1/29 at 100.00	AA+	5,864,718

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	$13,882,184
21,405	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2019B, 2.125%, 6/01/36	6/29 at 100.00	AAA	20,831,346
3,795	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 3.000%, 1/01/42 – AGM Insured	1/30 at 100.00	Aa1	3,776,936
62,370	Total North Carolina			64,347,520
	North Dakota – 0.8%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	126,752
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,309,775
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	2,994,525
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,568,561
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,056,270
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	3,121,278
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,006,173
25,350	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa2	26,625,359
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	5,035,240
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
3,785	5.000%, 6/01/28	No Opt. Call	BBB-	4,530,607
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,570,600
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,462,962
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,051,312
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,225,786
67,430	Total North Dakota			73,685,200
	Ohio – 4.3%
1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA-	2,043,735
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
58,040	5.125%, 6/01/24	1/20 at 100.00	CCC+	58,118,934
3,265	5.375%, 6/01/24	1/20 at 100.00	CCC+	3,278,289
14,540	5.875%, 6/01/30	1/20 at 100.00	CCC+	14,617,353
19,710	5.750%, 6/01/34	1/20 at 100.00	CCC+	19,808,353

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
$1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	$1,778,485
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,589,030
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,314,500
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,076,138
18,635	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/32	10/28 at 100.00	AAA	23,634,398
470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	1/20 at 100.00	A-	471,603
3,300	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	1/25 at 100.68	Aa2	3,822,027
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,090,774
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,174,645
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,285,952
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,063,642
2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (9)	No Opt. Call	N/R	2,550,450
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (9)	No Opt. Call	N/R	1,214,500
11,630	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (9)	No Opt. Call	N/R	12,327,800
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (9)	No Opt. Call	N/R	24,931,950
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (9)	No Opt. Call	N/R	793,763
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory Put 6/01/20) (9)	No Opt. Call	N/R	3,131,675
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (9)	No Opt. Call	N/R	216,875
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (9)	No Opt. Call	N/R	1,093,950
14,735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	14,820,905

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$20,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, 2.100%, 4/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	$20,125,082
19,840	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	19,994,355
13,610	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	13,713,028
12,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	12,077,685
4,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	4,037,364
735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	794,807
5,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, 1.625%, 12/01/34 (Mandatory Put 12/01/26)	6/26 at 100.00	AA-	5,000,550
3,900	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	3,987,360
7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,345,730
8,760	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,018,549
8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (9)	No Opt. Call	N/R	7,373,750
3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (9)	No Opt. Call	N/R	3,344,212
2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (9)	No Opt. Call	N/R	2,042,962
8,645	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (9)	No Opt. Call	N/R	7,499,537
1,945	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (9)	No Opt. Call	N/R	1,687,288
31,860	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2019, 5.000%, 12/01/29	9/29 at 100.00	AAA	41,731,821
12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	12,672,592
2,470	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,621,115
369,980	Total Ohio			383,317,513

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.6%
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
$2,290	4.500%, 9/01/21	No Opt. Call	AA-	$2,413,889
1,415	4.000%, 9/01/23	9/21 at 100.00	AA-	1,478,986
2,050	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2019, 5.000%, 12/01/20	No Opt. Call	N/R	2,110,311
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,095,820
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,218,316
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,461,920
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,803,911
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,705,198
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,760,431
5,290	5.000%, 9/01/31	9/26 at 100.00	A	6,259,604
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,370,689
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,584,724
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,714,447
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,147,270
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
865	4.000%, 9/01/31	9/29 at 100.00	A+	1,015,242
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,179,878
1,315	4.000%, 9/01/33	9/29 at 100.00	A+	1,528,503
1,375	4.000%, 9/01/34	9/29 at 100.00	A+	1,593,928
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,024,600
2,115	5.000%, 9/01/22	No Opt. Call	A	2,305,519
1,000	5.000%, 9/01/23	No Opt. Call	A	1,120,400
1,870	5.000%, 9/01/24	No Opt. Call	A	2,152,090
2,490	5.000%, 9/01/26	No Opt. Call	A	3,000,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
$1,280	5.000%, 9/01/30	9/28 at 100.00	A	$1,581,440
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,908,189
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,045	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,251,280
16,530	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,544,080
2,335	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	2,372,593
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	815,513
500	3.000%, 9/01/23	No Opt. Call	A-	521,695
600	5.000%, 9/01/24	No Opt. Call	A-	689,052
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,769,835
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,602,679
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,525	5.000%, 9/01/25	9/23 at 100.00	AA-	3,988,396
10,675	5.000%, 9/01/26	9/23 at 100.00	AA-	12,061,896
1,615	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,086,548
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA-	7,375,449
7,985	5.000%, 9/01/26	9/25 at 100.00	AA-	9,520,036
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
2,000	5.000%, 3/01/29	No Opt. Call	A-	2,499,480
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,092,647
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,062,450
122,020	Total Oklahoma			140,789,035
	Oregon – 0.8%
1,750	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 0.000%, 6/15/38	6/28 at 100.00	AA+	2,107,245
1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40	6/27 at 100.00	Aa1	1,392,621
4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,218,284

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
$1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	$1,068,963
1,500	0.000%, 6/15/35	6/28 at 75.58	AA+	908,745
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	551,340
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,026,292
1,715	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A+	1,987,136
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,580,893
3,450	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	3,569,335
5,740	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	6,157,183
7,670	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	7,552,419
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,562,982
11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AAA (5)	12,779,994
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	4,062,735
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,275,831
67,090	Total Oregon			67,801,998
	Pennsylvania – 5.2%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,195,380
10,000	4.000%, 4/01/37	4/28 at 100.00	A	10,948,400
6,000	4.000%, 4/01/38	4/28 at 100.00	A	6,536,400
1,060	4.000%, 4/01/44	4/28 at 100.00	A	1,135,302
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,000	5.000%, 12/01/25	12/22 at 100.00	AA-	1,108,030
4,000	5.000%, 12/01/37	12/22 at 100.00	AA-	4,375,040
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,801,452
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (9)	No Opt. Call	N/R	1,041,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (9)	No Opt. Call	N/R	$2,498,400
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (9)	No Opt. Call	N/R	6,740,475
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
8,740	4.000%, 11/01/39	11/27 at 100.00	BBB+	9,230,576
1,000	4.000%, 11/01/47	11/27 at 100.00	BBB+	1,040,550
12,400	5.000%, 11/01/47	11/27 at 100.00	BBB+	14,113,680
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,241,220
3,590	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	3,616,315
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,000	5.000%, 6/01/28 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,474,540
1,750	5.000%, 6/01/29 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,199,400
1,750	5.000%, 6/01/30 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,226,018
46,215	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	51,113,790
	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,024,060
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,079,474
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba2	433,518
790	5.000%, 6/01/24	6/23 at 100.00	Ba2	850,159
520	5.000%, 6/01/25	6/23 at 100.00	Ba2	558,204
370	5.125%, 6/01/26	6/23 at 100.00	Ba2	397,632
460	5.375%, 6/01/28	6/23 at 100.00	Ba2	495,788
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,662,522
10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	10,638,034
11,890	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	11,966,690

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Variable Rate Series 2017V-1B:
$1,000	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	$1,045,270
1,100	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,166,847
5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,952,982
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,275,472
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (9)	No Opt. Call	N/R	3,517,712
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (9)	No Opt. Call	N/R	2,997,212
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,279,841
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,608,963
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,596,559
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	577,175
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,278,565
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,871,081
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,343,601
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,427,148
2,375	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.125%, 11/01/21	No Opt. Call	A-	2,401,861
10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 1.700%, 8/01/37 (Mandatory Put 8/03/20) (AMT)	No Opt. Call	A-	10,513,965
1,670	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-2, 2.050%, 5/01/30 (Mandatory Put 5/01/20)	No Opt. Call	A-	1,672,154
1,320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/27	11/22 at 100.00	BBB-	1,404,823
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,402,119
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,189,681
15,005	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	15,677,824

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
$6,585	3.500%, 10/01/34	10/27 at 100.00	AA+	$7,037,521
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,213,810
3,880	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39	4/29 at 100.00	AA+	3,945,650
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
2,095	0.000%, 12/01/34 (8)	12/26 at 100.00	AA-	2,196,712
5,000	0.000%, 12/01/37 (8)	12/26 at 100.00	AA-	5,250,900
16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	20,886,473
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,431,532
5,000	5.000%, 12/01/25	No Opt. Call	A1	6,027,600
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,958,806
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,377,803
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	26,017,275
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,500	5.000%, 12/01/29	12/27 at 100.00	A3	3,071,575
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,886,409
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	5,917,200
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,495	5.000%, 12/01/31	12/27 at 100.00	A3	4,257,993
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,732,873
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,201,860
12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	14,135,287
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,204,720
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,645,390
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,758,521

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017:
$1,835	5.000%, 5/01/31	11/27 at 100.00	BBB-	$2,079,771
2,050	5.000%, 5/01/33	11/27 at 100.00	BBB-	2,312,523
1,165	5.000%, 5/01/34	11/27 at 100.00	BBB-	1,311,464
3,025	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	3,093,274
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery:
5,000	5.000%, 9/01/21 (WI/DD, Settling 6/05/20)	No Opt. Call	A+	5,215,150
3,000	5.000%, 9/01/22 (WI/DD, Settling 6/05/20)	No Opt. Call	A+	3,231,510
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
3,100	5.000%, 7/01/20 (AMT)	No Opt. Call	A	3,157,133
1,250	5.000%, 7/01/21 (AMT)	No Opt. Call	A	1,319,188
2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	1/20 at 100.00	N/R	2,649,046
2,000	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2019B, 3.000%, 2/15/34	2/27 at 100.00	Aa1	2,085,260
8,395	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.058%, 12/01/24 (3-Month LIBOR*67% reference rate + 0.780% spread) (4)	1/20 at 100.00	AA-	8,446,965
4,430	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	4,890,188
2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,367,741
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
730	5.000%, 12/01/20	No Opt. Call	A+	754,039
1,105	5.000%, 12/01/21	No Opt. Call	A+	1,179,311
1,625	5.000%, 12/01/22	No Opt. Call	A+	1,796,113
1,705	5.000%, 12/01/23	6/23 at 100.00	A+	1,908,526
1,795	5.000%, 12/01/24	6/23 at 100.00	A+	2,006,092
3,435	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	3,593,113
421,540	Total Pennsylvania			459,495,221
	Puerto Rico – 1.4%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
11,915	6.125%, 7/01/24	No Opt. Call	CC	12,808,625
50	6.000%, 7/01/44	1/20 at 100.00	CC	51,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$12,320	5.250%, 7/01/24	7/22 at 100.00	CC	$12,923,680
5,990	4.250%, 7/01/25	7/22 at 100.00	CC	6,103,810
12,900	5.000%, 7/01/33	7/22 at 100.00	CC	13,386,975
6,095	5.125%, 7/01/37	7/22 at 100.00	CC	6,340,324
3,315	5.250%, 7/01/42	7/22 at 100.00	CC	3,456,716
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,513	0.000%, 7/01/24	No Opt. Call	N/R	2,208,801
16,137	0.000%, 7/01/27	No Opt. Call	N/R	12,905,405
27,490	0.000%, 7/01/29	7/28 at 98.64	N/R	20,433,042
28,930	0.000%, 7/01/31	7/28 at 91.88	N/R	19,898,633
16,924	0.000%, 7/01/33	7/28 at 86.06	N/R	10,787,865
1,537	4.500%, 7/01/34	7/25 at 100.00	N/R	1,643,929
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,072,971
15	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	15,617
150,874	Total Puerto Rico			128,037,393
	Rhode Island – 0.4%
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	5,026,425
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,201,106
3,900	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39	4/29 at 100.00	AA+	3,975,582
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	1/20 at 14.75	CCC-	18,417,696
148,520	Total Rhode Island			31,620,809
	South Carolina – 0.7%
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,468,055
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,000	5.000%, 11/01/34	5/26 at 100.00	A1	1,169,660
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,364,009
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	7,252,024
3,160	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.900%, 7/01/39	1/29 at 100.00	Aaa	3,171,913

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
$1,850	5.000%, 11/01/20 (ETM)	No Opt. Call	A+ (5)	$1,908,645
7,500	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (5)	8,303,250
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (5)	1,411,553
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,060,126
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,178,398
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A	3,491,370
8,280	5.000%, 12/01/50	6/25 at 100.00	A	9,334,292
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
7,015	5.000%, 12/01/29	6/26 at 100.00	A	8,370,088
3,875	5.000%, 12/01/31	6/26 at 100.00	A	4,593,658
1,325	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,421,195
57,720	Total South Carolina			64,498,236
	South Dakota – 0.3%
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	572,901
1,000	5.000%, 6/01/24 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+ (5)	1,130,210
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,930,199
6,475	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	7,413,098
	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B:
3,200	3.850%, 11/01/33	11/27 at 100.00	AAA	3,487,168
4,625	4.050%, 11/01/38	11/27 at 100.00	AAA	5,022,287
3,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	3,218,250
21,235	Total South Dakota			23,774,113
	Tennessee – 1.6%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,566,336
3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	1/20 at 100.00	N/R	3,470,830

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
$2,765	3.375%, 4/01/26	No Opt. Call	BBB	$2,978,486
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,847,057
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,944,150
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,202,120
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,471,624
1,300	4.000%, 1/01/23	No Opt. Call	A+	1,398,319
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,513,423
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,335,812
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA	1,554,163
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,636,175
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,300,388
8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	9,736,277
1,025	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	1,092,568
5,280	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	5,691,998
11,515	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	12,444,606
9,995	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	10,840,477
9,860	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	10,081,554
3,625	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,585,488
5,600	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4, 2.900%, 7/01/39	1/29 at 100.00	AA+	5,687,976
6,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	7,428,694
13,380	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,705,803
27,240	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	29,166,413
131,690	Total Tennessee			141,680,737

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 5.6%
$1,085	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	$1,271,555
	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019:
5,500	5.000%, 11/15/20 (AMT)	No Opt. Call	A1	5,680,070
5,000	5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,350,600
11,690	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2014A, 4.000%, 8/15/35	8/24 at 100.00	AAA	12,790,964
3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A-	3,692,172
3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,618,215
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,273,044
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,620,017
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,354,476
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	A-	2,353,260
1,650	5.000%, 1/01/35	1/26 at 100.00	A-	1,931,770
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
2,400	5.000%, 9/01/32	9/28 at 100.00	A	2,977,224
1,250	5.000%, 9/01/34	9/28 at 100.00	A	1,541,850
1,700	5.000%, 9/01/35	9/28 at 100.00	A	2,089,555
2,155	5.000%, 9/01/36	9/28 at 100.00	A	2,637,612
660	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	680,803
	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012:
5,200	5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa (5)	5,425,004
2,800	5.000%, 2/15/26	2/21 at 100.00	AAA	2,918,916
5,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/28	No Opt. Call	AA+	7,092,360
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
10,000	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	10,013,100
20,000	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	20,147,800
9,295	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	9,579,427
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	13,033,217
7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,187,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Grand Prairie, Texas, General Obligation Bonds, Refunding Series 2019:
$1,350	5.000%, 2/15/21	No Opt. Call	AAA	$1,409,036
1,000	5.000%, 2/15/22	No Opt. Call	AAA	1,080,890
1,000	5.000%, 2/15/23	No Opt. Call	AAA	1,117,670
1,185	5.000%, 2/15/24	No Opt. Call	AAA	1,366,222
1,250	5.000%, 2/15/25	No Opt. Call	AAA	1,484,225
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A-	899,561
550	4.000%, 3/01/22	3/21 at 100.00	A-	565,043
800	4.000%, 3/01/23	3/21 at 100.00	A-	821,456
440	4.250%, 3/01/25	3/21 at 100.00	A-	453,900
6,890	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	8,027,057
5,400	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,579,738
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2020 Forward Delivery:
1,280	5.000%, 6/01/21 (WI/DD, Settling 3/03/20)	No Opt. Call	A+	1,337,600
1,000	5.000%, 6/01/22 (WI/DD, Settling 3/03/20)	No Opt. Call	A+	1,078,290
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,825	5.000%, 12/01/23	12/22 at 100.00	A+	2,015,512
18,000	4.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (5)	19,469,700
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
5,215	5.000%, 12/01/26	12/24 at 100.00	A+	6,060,456
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,653,423
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,454,680
6,115	5.000%, 12/01/29 (Pre-refunded 12/01/24)	12/24 at 100.00	A+ (5)	7,236,002
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,294,020
5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,919,198
3,015	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St Luke's Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	3/20 at 100.00	AA+ (5)	3,152,454
2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 10.566%, 11/01/41, 144A (IF) (6)	11/21 at 100.00	AAA	2,753,910

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
$285	5.000%, 11/15/22	No Opt. Call	A3	$312,109
425	5.000%, 11/15/23	No Opt. Call	A3	477,666
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,611,445
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,363,140
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,755,810
12,040	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,929,558
2,380	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Texas, Good Shepherd Health System, Refunding Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	2,424,934
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,607,324
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,186,367
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,009,212
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,140,162
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	20,297,297
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,431,800
2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	2,717,965
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,790,290
2,570	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,239,305
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,500,760
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,005	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A	7,694,566
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,598,728
2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA-	2,289,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
$1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	$1,185,880
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,394,340
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,850,669
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,350,060
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,342,360
1,915	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	1,972,718
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A+	2,247,301
1,845	5.000%, 5/15/22	No Opt. Call	A+	2,010,275
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,329,647
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,979,026
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,919,645
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,380	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	4,820,540
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	5,194,738
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	4,341,788
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,731,574
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (5)	4,858,495
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (5)	12,511,843
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	9,238,520
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,379,797
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,116,650
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,069,064
870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	1/20 at 100.00	AAA	872,245
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (5)	5,173,316
1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,431,323

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	$3,278,070
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,342,850
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
7,000	4.000%, 12/31/37	12/29 at 100.00	Baa2	7,890,540
4,470	4.000%, 12/31/39	12/29 at 100.00	Baa2	5,009,618
4,750	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,335,770
5,790	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/38	12/29 at 100.00	Baa2	6,507,670
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 4.000%, 10/01/33	4/24 at 100.00	AAA	5,468,050
3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,596,190
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	18,612,587
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	645,525
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	864,372
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,059,260
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	502,975
	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
3,015	4.000%, 8/15/20	No Opt. Call	A	3,065,170
3,135	4.000%, 8/15/21	No Opt. Call	A	3,270,965
8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,530,660
455,410	Total Texas			501,169,902
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	3,672,296
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	2,198,980
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	2,490,345
7,605	Total Utah			8,361,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 1.7%
$5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	$5,465,137
18,535	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa2	20,283,963
9,785	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	9,801,928
6,785	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,863,638
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,912,281
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,800	5.000%, 10/01/32	10/28 at 100.00	A	2,247,588
1,250	5.000%, 10/01/33	10/28 at 100.00	A	1,555,813
1,750	5.000%, 10/01/34	10/28 at 100.00	A	2,172,800
2,000	5.000%, 10/01/35	10/28 at 100.00	A	2,476,120
760	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	795,127
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,240,790
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	759,153
39,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	44,593,550
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,535	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,928,211
11,715	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	12,415,323
6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,410,780
8,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	8,698,180

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$8,000	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	$8,105,600
136,665	Total Virginia			147,725,982
	Washington – 2.6%
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,890	5.000%, 7/01/36	7/29 at 100.00	Aa1	35,215,308
50,350	5.000%, 7/01/37	7/29 at 100.00	Aa1	63,391,657
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,463,963
2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,646,400
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,892,506
15,005	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	17,343,079
16,030	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	18,922,934
6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	6,201,420
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,215,803
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,504,799
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	AA-	1,431,247
2,035	5.000%, 11/15/24	5/24 at 100.00	AA-	2,351,626
14,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	15,319,640
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,069,379
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,485,036
3,010	5.000%, 10/01/32	10/28 at 100.00	AA-	3,744,741
2,600	5.000%, 10/01/33	10/28 at 100.00	AA-	3,214,874
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	6,016,051
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB	5,785,700
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB	6,637,879

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Refunding Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
$1,625	5.000%, 6/01/22 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	$1,694,989
2,000	5.000%, 6/01/23 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	2,153,720
1,960	5.000%, 6/01/24 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	2,172,464
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,748,642
190,635	Total Washington			227,623,857
	West Virginia – 0.4%
4,540	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	4,604,241
10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	10,345,128
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,149,940
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,149,940
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,982,580
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,179,000
32,735	Total West Virginia			33,410,829
	Wisconsin – 1.6%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,660	4.000%, 6/01/31	6/29 at 100.00	AA	1,943,063
2,000	4.000%, 6/01/35	6/29 at 100.00	AA	2,300,280
24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	29,177,032
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,699,320
7,770	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,150,419
4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	4,724,803
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170	4.050%, 11/01/30	5/26 at 100.00	BBB	4,487,754
8,980	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	9,793,947

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
$335	5.000%, 4/01/20	No Opt. Call	AA-	$338,089
470	5.000%, 4/01/22	No Opt. Call	AA-	509,297
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
780	5.000%, 12/01/26	11/24 at 100.00	AA-	905,564
3,950	5.000%, 12/01/27	11/24 at 100.00	AA-	4,568,570
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A:
1,020	5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	1,080,476
14,400	5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	15,253,776
2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	2,101,097
8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Series 2008B, 5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	8,714,130
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,728,900
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,056,260
2,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	2,226,205
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	1,951,116
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,252,680
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,846,678
1,950	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39	11/26 at 103.00	N/R	2,132,227
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	2,997,003
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	939,131
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,530,604
2,750	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.000%, 11/01/39	11/28 at 100.00	AA	2,789,737
	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2:
85	5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (5)	92,515
5,785	5.000%, 5/01/24	5/22 at 100.00	Aa1	6,304,609

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$8,100	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	$9,022,914
130,470	Total Wisconsin			143,618,196
	Wyoming – 0.6%
10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	11,440,813
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,893,910
28,265	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	28,088,909
5,405	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	5,749,190
6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,364,995
56,390	Total Wyoming			57,537,817
$8,095,756	Total Long-Term Investments (cost $8,121,363,566)			8,516,854,647

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.9%
	MUNICIPAL BONDS – 3.9%
	National – 0.9%
$14,810	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 2.410%, 11/30/21 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.800% spread), 144A (4), (10)	No Opt. Call	A+	$14,810,000
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D, Variable Rate Demand Obligations, Series 2018, 2.610%, 7/31/23 (Mandatory Put 2/27/20) (SIFMA reference rate + 1.000% spread), 144A (4), (10)	No Opt. Call	A+	1,165,000
8,500	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5027, 1.910%, 6/01/21 (AMT) (Mandatory Put 2/24/20), 144A (10)	No Opt. Call	N/R	8,500,000
29,580	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5028, 1.910%, 6/01/21 (AMT) (Mandatory Put 2/20/20), 144A (10)	No Opt. Call	AAA	29,580,000
21,925	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 1.910%, 12/01/21 (AMT) (Mandatory Put 2/24/20), 144A (10)	No Opt. Call	F1+	21,925,000
75,980	Total National			75,980,000
	Alabama – 0.3%
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (10)	No Opt. Call	F1	30,305,679

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.1%
$9,615	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project, Variable Rate Demand Obligations, Series 2002C, 1.670%, 7/01/22 (Mandatory Put 2/27/20) (10)	1/20 at 100.00	A-1+	$9,615,000
	Arizona – 0.1%
9,605	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West Loan Program, Variable Rate Demand Obligation Series 2008B, 1.700%, 7/01/35 (Mandatory Put 2/26/20) (10)	12/19 at 100.00	A-1	9,605,000
	California – 0.2%
20,000	State of California, Variable Rate Demand Obligations, 1.350%, 5/01/34 (Mandatory Put 2/20/20) (10)	12/19 at 100.00	A-1+	20,000,000
	Colorado – 0.1%
5,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I, Variable Rate Demand Obligations, Series 2018B, 1.700%, 11/01/41 (Mandatory Put 2/26/20) (10)	12/19 at 100.00	A-1+	5,000,000
	Florida – 0.8%
36,960	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/20 at 104.00	N/R	35,539,257
38,910	Gainesville, Florida, Utilities System Revenue Bonds, Variable Rate Demand Obligations, Series 2007A, 1.730%, 10/01/36 (Mandatory Put 2/26/20) (10)	12/19 at 100.00	A-1+	38,910,000
75,870	Total Florida			74,449,257
	Massachusetts – 0.1%
4,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Variable Rate Demand Obligations, Series 2001J-2, 1.470%, 7/01/31 (Mandatory Put 2/27/20) (10)	12/19 at 100.00	A-1+	4,750,000
	Michigan – 0.2%
5,895	Michigan State University, General Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 1.710%, 2/15/33 (Mandatory Put 2/26/20) (10)	12/19 at 100.00	A-1+	5,895,000
4,745	Michigan State University, General Revenue Bonds, Variable Rate Demand Obligations, Trust Series Floaters 2018-E-127, 1.700%, 7/01/20 (Mandatory Put 2/20/20), 144A (10)	12/19 at 100.00	F-1+	4,745,000
5,890	University of Michigan, Variable Rate Demand Obligations, 1.550%, 12/01/29 (Mandatory Put 2/27/20) (10)	No Opt. Call	A-1+	5,890,000
16,530	Total Michigan			16,530,000
	New Jersey – 0.0%
4,520	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Floater, Variable Rate Demand Obligations, Series 2017-ZM0566, 1.740%, 7/01/25 (Mandatory Put 2/27/20), 144A (10)	No Opt. Call	A-1	4,520,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 0.2%
$14,600	Battery Park City Authority, New York, Junior Revenue Bonds, Variable Rate Demand Obligations, Subseries 2019D-1, 1.540%, 11/01/38 (Mandatory Put 2/27/20) (10)	12/19 at 100.00	VMIG-1	$14,600,000
	Texas – 0.8%
57,860	Texas State, General Obligation Veterans Bonds, Variable Rate Demand Obligations, Series 2012B, 1.700%, 12/01/42 (Mandatory Put 2/26/20) (10)	No Opt. Call	VMIG-1	57,860,000
14,825	Texas State, General Obligation Veterans Bonds, Variable Rate Demand Obligations, Series 2015B, 1.730%, 6/01/46 (Mandatory Put 2/26/20) (10)	1/20 at 100.00	VMIG-1	14,825,000
72,685	Total Texas			72,685,000
	Washington – 0.1%
5,000	King County, Washington, General Obligation Bonds, Refunding Multi-Modal Limited Tax Payable from Sewer Revenues, Variable Rate Demand Obligations, Series 2019A, 1.620%, 1/01/46 (Mandatory Put 2/20/20) (10)	12/19 at 100.00	A-1+	5,000,000
$343,095	Total Short-Term Investments (cost $343,072,500)			343,039,936
	Total Investments (cost $8,464,436,066) – 99.6%			8,859,894,583
	Other Assets Less Liabilities – 0.4%			36,406,050
	Net Assets – 100%			$8,896,300,633
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$8,516,402,528	$452,119	$8,516,854,647
Short-Term Investments:
Municipal Bonds	—	343,039,936	—	343,039,936
Total	$ —	$8,859,442,464	$452,119	$8,859,894,583

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.0%
	MUNICIPAL BONDS – 97.0%
	National – 0.2%
$8,990	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	$9,249,901
2,849	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	3,161,829
11,839	Total National			12,411,730
	Alabama – 1.9%
9,790	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	10,574,962
32,945	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	34,118,830
35,075	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	37,206,508
6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory Put 3/24/20)	No Opt. Call	A1	6,007,440
20,085	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A	21,905,906
103,895	Total Alabama			109,813,646
	Alaska – 0.9%
1,290	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,317,296
7,810	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	8,320,461
4,575	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	1/20 at 100.00	N/R	4,580,536
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,817,339
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	3,997,827
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
5,145	5.000%, 4/01/27	No Opt. Call	A+	6,277,826
5,355	5.000%, 4/01/28	No Opt. Call	A+	6,635,595
5,575	5.000%, 4/01/29	No Opt. Call	A+	7,002,367
745	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	1/20 at 100.00	A2	746,095

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
$10,215	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	$10,579,982
3,645	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,775,236
49,575	Total Alaska			55,050,560
	Arizona – 2.2%
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,430	5.000%, 10/01/26	No Opt. Call	Aa2	6,697,090
5,000	5.000%, 10/01/27	No Opt. Call	Aa2	6,281,700
120	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	122,308
16,775	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,370,680
1,625	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,690,471
6,270	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	7,184,103
2,220	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding AMT Series 2017A, 1.800%, 9/01/32 (Mandatory Put 5/21/20) (AMT)	No Opt. Call	A+	2,222,353
1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory Put 5/21/20)	No Opt. Call	A+	1,201,272
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
575	5.000%, 7/01/20	No Opt. Call	AAA	585,885
765	5.000%, 7/01/21	No Opt. Call	AAA	808,513
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A2	16,699,070
6,665	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,793,651
3,890	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 1.510%, 1/01/35 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.380% spread) (4)	4/22 at 100.00	AA-	3,897,313
3,350	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 1.750%, 1/01/35 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	3,358,073
11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	11,037,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
$575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	$583,200
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,632,092
750	4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	801,802
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa3	1,417,942
	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	AA	1,445,534
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,321,387
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,202,200
	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,550,530
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,415,510
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,326,613
	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,473,802
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,470,343
295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	311,600
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,305	5.000%, 8/01/22	No Opt. Call	AA	1,432,877
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,267,760
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,336,180
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,168,090
117,395	Total Arizona			128,107,564
	Arkansas – 0.7%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,516,614
1,400	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017, 5.000%, 3/01/21	No Opt. Call	A	1,461,474
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,276,565
670	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014, 5.000%, 7/01/21	No Opt. Call	A+	708,110

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
$995	4.000%, 7/01/20	No Opt. Call	BB+	$1,000,383
1,020	4.000%, 7/01/21	No Opt. Call	BB+	1,035,983
1,075	4.000%, 7/01/22	No Opt. Call	BB+	1,098,521
1,180	5.250%, 7/01/27	7/23 at 100.00	BB+	1,220,769
470	5.250%, 7/01/28	7/23 at 100.00	BB+	485,956
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	550,385
1,740	5.000%, 12/01/23	No Opt. Call	A	1,972,081
2,110	5.000%, 12/01/24	No Opt. Call	A	2,458,150
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019:
45	2.000%, 2/01/30	2/25 at 100.00	Aa2	44,076
3,435	2.125%, 2/01/31	2/25 at 100.00	Aa2	3,356,785
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,703,718
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	3,989,619
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,103,586
38,760	Total Arkansas			40,982,775
	California – 3.2%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,633,486
8,160	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A+	8,639,155
13,210	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29)	No Opt. Call	AA-	17,264,677
7,965	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,286,706
5,335	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	6,434,383
4,015	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	4,599,102
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	20,718,349

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
$1,565	5.000%, 2/01/22	No Opt. Call	A-	$1,689,292
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,900,638
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,206,867
1,700	5.000%, 2/01/25	No Opt. Call	A-	2,010,012
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,418,160
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,847,970
5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A-	5,023,850
3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,589,917
5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	6,378,253
6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	6,886,421
13,270	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	1/20 at 100.00	N/R	13,282,341
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	886,666
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,470,000
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,653,714
6,075	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB-	6,214,361
500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	527,660
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	AA	5,403,135
2,765	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,046,781
2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,181,545
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,061,994
2,500	5.000%, 8/01/23 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,805,275
2,020	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	2,091,589
70	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa (5)	77,862

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$13,900	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	$13,993,686
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A+	7,492,041
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,478,913
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,241,917
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,229,915
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,098,992
175,580	Total California			190,765,625
	Colorado – 2.1%
2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	Aa3	2,822,077
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	783,712
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,047,880
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,521,501
1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/20 (ETM)	No Opt. Call	N/R (5)	1,016,110
7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,405,721
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	18,049,857
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
5,205	5.000%, 2/01/20 (ETM)	No Opt. Call	BBB+ (5)	5,220,615
5,205	5.000%, 2/01/21 (ETM)	No Opt. Call	BBB+ (5)	5,419,550
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	2,994,727
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	2,996,800
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,530,130
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	2,996,800
3,100	5.000%, 8/01/29	No Opt. Call	BBB+	3,872,489
7,305	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	8,443,265

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$7,205	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	$8,505,286
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,000	4.000%, 6/01/20 (ETM)	No Opt. Call	N/R (5)	1,012,020
2,000	5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	2,109,180
2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (5)	2,513,417
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (5)	565,105
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,000	5.000%, 1/01/26	No Opt. Call	AA-	3,614,400
4,000	5.000%, 1/01/27	No Opt. Call	AA-	4,922,240
5,000	5.000%, 1/01/28	No Opt. Call	AA-	6,270,850
530	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.500%, 12/01/27	12/22 at 103.00	N/R	560,735
13,090	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	15,290,429
1,175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/20	No Opt. Call	A	1,203,976
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
1,110	3.625%, 12/01/21	No Opt. Call	N/R	1,134,054
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,914,036
5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A-	5,743,689
555	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 3.000%, 12/01/25	12/24 at 103.00	N/R	557,831
113,405	Total Colorado			127,038,482
	Connecticut – 3.5%
42,630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	43,319,753
6,925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 2.050%, 7/01/35 (Mandatory Put 7/12/21)	No Opt. Call	AAA	7,022,088
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	35,923,576
5,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,180,196
44,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	45,162,845

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$25,880	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	$26,321,772
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,112,866
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.600%, 11/15/34	11/28 at 100.00	AAA	5,018,950
	Connecticut State, General Obligation Bonds, Refunding Series 2018B:
5,220	5.000%, 4/15/21	No Opt. Call	A1	5,475,206
7,115	5.000%, 4/15/22	No Opt. Call	A1	7,730,163
1,320	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,442,364
	Connecticut State, General Obligation Bonds, Refunding Series 2018F:
1,025	5.000%, 9/15/20	No Opt. Call	A1	1,052,860
600	5.000%, 9/15/21	No Opt. Call	A1	638,766
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	536,947
1,685	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,888,194
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	A+	5,142,200
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
580	5.000%, 10/01/20	No Opt. Call	A+	596,495
1,530	5.000%, 10/01/23	No Opt. Call	A+	1,741,477
240	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	12/19 at 100.00	A-	240,000
2,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B, 5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,040,800
890	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	979,125
525	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/21	No Opt. Call	AA-	562,280
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,265,763
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,172,720
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,082,380
201,505	Total Connecticut			206,649,786
	Delaware – 0.0%
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
2,000	5.000%, 7/01/20	No Opt. Call	BBB+	2,029,560
275	5.000%, 7/01/21	No Opt. Call	BBB+	287,084
2,275	Total Delaware			2,316,644

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 0.9%
$10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30	12/21 at 100.00	AAA	$10,707,500
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,165	5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	8,978,642
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	AA-	12,267,249
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	10,328,548
7,240	5.000%, 10/01/25 (AMT)	No Opt. Call	AA-	8,630,152
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,399,404
46,310	Total District of Columbia			52,311,495
	Florida – 4.6%
4,250	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	5,082,617
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A+	5,798,950
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A+	6,806,910
2,295	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A+	2,719,345
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A+	4,850,786
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,686,931
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A+	1,129,980
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
900	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	902,115
920	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	925,851
1,185	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,197,680
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	19,351,946
10,480	5.000%, 6/01/25	12/24 at 100.00	AA	12,350,680
5,000	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,673,000
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/20 at 105.00	N/R	25,538,225
26,755	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/20 at 105.00	N/R	25,490,826
4,955	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	5,354,125

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$12,810	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	$13,202,883
5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	AA-	6,048,991
2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,731,305
36,286	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	36,562,528
2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,277,995
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
3,120	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,574,678
2,725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,306,760
2,295	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,847,246
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,509,384
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,531,663
2,310	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,840,838
2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	Aa1	2,598,730
355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (AMT)	6/20 at 100.00	BBB+	358,465
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,040	5.000%, 7/01/20	No Opt. Call	A	3,095,723
2,315	5.000%, 7/01/21	No Opt. Call	A	2,442,418
1,805	5.000%, 7/01/22	No Opt. Call	A	1,963,208
4,000	5.000%, 7/01/23	No Opt. Call	A	4,482,760
2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	Aa3	2,778,338
1,880	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E, 5.000%, 4/01/20	No Opt. Call	AA	1,897,804
2,700	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	AA-	2,778,435
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,471,800
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,348,088
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	90,650
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	5,244,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
$550	5.000%, 9/01/20	No Opt. Call	AA-	$563,899
500	5.000%, 9/01/22	No Opt. Call	AA-	548,615
510	5.000%, 9/01/23	No Opt. Call	AA-	577,238
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA-	1,357,837
440	5.000%, 8/15/22	No Opt. Call	AA-	482,561
1,760	5.000%, 8/15/23	No Opt. Call	AA-	1,992,707
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,332,980
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,575,305
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,978,252
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
865	5.000%, 9/01/20	No Opt. Call	A+	885,985
785	5.000%, 9/01/21	No Opt. Call	A+	834,039
545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A-	570,288
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	100,148
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/20 (7)	No Opt. Call	N/R	2
460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	1/20 at 100.00	N/R	399,312
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	1/20 at 100.00	N/R	199,119
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	1/20 at 100.00	N/R	3
253,561	Total Florida			270,243,154
	Georgia – 1.9%
15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	15,269,673
14,755	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/26)	1/26 at 100.00	AA-	17,567,893
8,335	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	10,433,086
1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,674,196
4,000	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	4,572,680

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory Put 12/11/20)	No Opt. Call	A-	$8,068,400
10,580	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	12,233,866
5,000	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,152,300
4,355	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,189,375
6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,316,947
8,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	9,707,460
9,805	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	8/26 at 100.50	A3	11,102,005
2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory Put 12/11/20)	No Opt. Call	A3	2,019,720
580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.000%, 10/01/20	No Opt. Call	Baa1	595,132
98,890	Total Georgia			111,902,733
	Hawaii – 0.6%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	18,007,912
	Hawaii State, General Obligation Bonds, Series 2013EH:
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	7,272,234
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	69,007
1,490	Hawaiian Electric Company Inc and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	1,568,374
5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,145,554
2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,569,443
33,425	Total Hawaii			36,632,524
	Idaho – 0.7%
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A-	5,263,695
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,194,683
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,259,470
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	5,935,836
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	5,946,475
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,431,316
37,470	Total Idaho			43,031,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 9.9%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
$250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	$250,508
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	256,383
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	608,066
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,495,626
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,710,978
	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
275	5.000%, 11/01/20 (ETM)	No Opt. Call	N/R (5)	283,718
2,645	5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	2,731,544
419	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	420,839
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
389	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	389,089
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	237,055
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	480,379
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	296,295
19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	24,751,650
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,080	5.000%, 12/01/20	No Opt. Call	BB	7,274,629
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,782,187
12,000	5.000%, 12/01/22	No Opt. Call	BB	12,920,160
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,000	4.000%, 12/01/20	No Opt. Call	BB	6,111,000
3,205	4.000%, 12/01/22	No Opt. Call	BB	3,360,987
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,168,064
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	911,065
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,202,441
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/20 (AMT)	No Opt. Call	A	1,000,000
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (AMT)	No Opt. Call	A	5,182,200

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B:
$2,755	5.000%, 1/01/20	No Opt. Call	A	$2,755,000
1,885	5.000%, 1/01/21	No Opt. Call	A	1,955,970
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/30 – AGC Insured	1/20 at 100.00	AA	5,015,800
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,270	5.000%, 1/01/23	No Opt. Call	BBB+	6,745,329
7,445	5.000%, 1/01/24	No Opt. Call	BBB+	8,182,874
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,712,880
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	2,097,968
2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,075,119
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23	No Opt. Call	AA	1,131,750
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,084,364
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,135,725
4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA-	4,902,712
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA-	3,752,845
3,000	5.000%, 11/15/33	11/22 at 100.00	AA-	3,239,070
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
1,000	0.000%, 12/15/26	No Opt. Call	Aa1	874,390
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	891,608
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	8,586,697
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	760,160
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	795,898
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	840,770
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	21,516,768
2,750	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.875%, 7/01/25 (Mandatory Put 2/13/20)	No Opt. Call	AA+	2,752,118
19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory Put 8/01/20)	No Opt. Call	Aa3	19,513,366

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	$11,312,430
1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,032,200
950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	954,285
10,150	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,367,007
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	AA+	4,161,704
5,605	5.000%, 2/15/21	No Opt. Call	AA+	5,841,755
5,430	5.000%, 2/15/22	No Opt. Call	AA+	5,863,260
4,000	5.000%, 2/15/23	No Opt. Call	AA+	4,464,160
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	9,491,641
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
770	5.000%, 9/01/20	No Opt. Call	AA+	789,250
350	5.000%, 9/01/21	No Opt. Call	AA+	372,043
770	5.000%, 9/01/22	No Opt. Call	AA+	847,216
620	5.000%, 9/01/23	No Opt. Call	AA+	704,122
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,619,613
865	5.000%, 9/01/25	9/24 at 100.00	AA+	1,009,126
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,674,000
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,043,316
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
855	5.000%, 7/01/21	No Opt. Call	A	900,751
1,000	5.000%, 7/01/23	No Opt. Call	A	1,121,780
920	5.000%, 7/01/24	No Opt. Call	A	1,061,100
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,769,931
1,100	5.000%, 11/15/21	No Opt. Call	A	1,172,908
1,190	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/20	No Opt. Call	AA-	1,228,437
880	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,027,919

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
$1,400	5.000%, 8/15/21	No Opt. Call	BBB	$1,469,412
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,079,770
1,015	5.000%, 8/15/24	No Opt. Call	BBB	1,152,228
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,319,400
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,541,410
2,220	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AA+	2,283,470
5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,497,814
3,690	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	3,948,706
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
4,035	5.000%, 2/01/20	No Opt. Call	A1	4,046,540
10,930	5.000%, 2/01/21	No Opt. Call	A1	11,362,500
5,070	5.000%, 2/01/22	No Opt. Call	A1	5,454,154
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,055,936
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,615,550
	Illinois State, General Obligation Bonds, February Series 2014:
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,393,711
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,431,971
3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,428,232
	Illinois State, General Obligation Bonds, November Series 2017D:
5,390	5.000%, 11/01/21	No Opt. Call	BBB	5,691,624
20,485	5.000%, 11/01/22	No Opt. Call	BBB	22,117,859
27,625	5.000%, 11/01/23	No Opt. Call	BBB	30,422,031
10,890	5.000%, 11/01/24	No Opt. Call	BBB	12,162,605
6,960	3.250%, 11/01/26	No Opt. Call	BBB	7,087,229
1,000	5.000%, 11/01/26	No Opt. Call	BBB	1,145,050
15,250	5.000%, 11/01/27	No Opt. Call	BBB	17,663,770
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/21	No Opt. Call	BBB	5,175,400
1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,290,000
14,720	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	14,751,059
4,120	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,200,175
	Illinois State, General Obligation Bonds, Series 2013:
4,205	5.000%, 7/01/21	No Opt. Call	BBB	4,400,617
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,480,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$1,615	5.000%, 12/01/20	No Opt. Call	AA-	$1,671,331
1,760	5.000%, 12/01/21	No Opt. Call	AA-	1,888,058
2,100	5.000%, 12/01/22	No Opt. Call	AA-	2,331,315
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C:
5,000	5.000%, 1/01/27	No Opt. Call	AA-	6,156,550
10,000	5.000%, 1/01/28	No Opt. Call	AA-	12,516,100
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,708,882
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	3,024,882
5,055	5.000%, 1/01/27	1/26 at 100.00	AA+	6,026,116
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,049,178
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,102,880
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,230,607
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,506,169
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,495	4.000%, 12/01/25	No Opt. Call	Aa2	1,689,514
1,770	4.000%, 12/01/26	No Opt. Call	Aa2	2,027,199
2,100	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A, 4.000%, 12/01/20	No Opt. Call	AA	2,151,744
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
725	5.000%, 12/15/25	No Opt. Call	BBB	828,791
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,226,917
360	5.000%, 12/15/27	No Opt. Call	BBB	420,826
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,279,209
650	5.000%, 12/15/30	12/27 at 100.00	BBB	754,520
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
280	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	281,887
379	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	384,423
373	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	384,332

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
$1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	$1,110,340
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,102,180
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,065,171
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,156,420
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
6,025	5.250%, 6/01/20	No Opt. Call	A	6,121,400
280	5.250%, 6/01/21	No Opt. Call	A	295,165
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,613,375
2,015	5.000%, 6/01/23	No Opt. Call	A	2,255,531
2,525	5.000%, 6/01/24	No Opt. Call	A	2,905,518
5,920	5.000%, 6/01/25	No Opt. Call	A	6,993,355
980	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA+	1,028,098
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,026,355
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,181,300
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,055,670
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,341,745
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,297,730
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
2,460	5.000%, 2/15/26	No Opt. Call	AA-	2,965,776
3,525	5.000%, 2/15/27	No Opt. Call	AA-	4,335,468
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,495	5.000%, 3/01/20	No Opt. Call	A	2,509,546
2,765	5.000%, 3/01/21	No Opt. Call	A	2,880,494
2,565	5.000%, 3/01/22	No Opt. Call	A	2,760,761
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,423,175
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,993,716
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,455,198
545,740	Total Illinois			589,157,828

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 3.1%
$815	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016, 5.000%, 7/15/20	No Opt. Call	AA	$831,985
1,965	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2019, 2.500%, 12/15/20	6/20 at 100.00	N/R	1,972,663
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,002,580
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,020,680
	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,562,607
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,634,743
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,365,110
190	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	1/20 at 100.00	B	190,256
2,120	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (5)	2,133,017
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	12,954,875
10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	10,567,620
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	A	1,093,275
435	4.000%, 10/01/21	No Opt. Call	A	452,261
145	5.000%, 10/01/23	No Opt. Call	A	161,821
	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
30	5.000%, 5/01/20	No Opt. Call	N/R	30,375
735	5.000%, 5/01/20	No Opt. Call	AA-	744,143
65	5.000%, 5/01/21	No Opt. Call	N/R	68,252
1,935	5.000%, 5/01/21	No Opt. Call	AA-	2,032,060
785	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/20	No Opt. Call	AA	807,388
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
680	5.000%, 10/01/20	No Opt. Call	AA	699,394
690	5.000%, 10/01/23	No Opt. Call	AA	784,827
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,171,800
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,108,286
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,447,539
800	5.000%, 10/01/27	10/24 at 100.00	AA	932,392

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$2,725	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	$2,727,561
2,700	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA+	2,702,538
10,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,212,300
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	276,718
3,690	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA	3,690,000
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,378,320
10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,297,941
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
350	5.000%, 10/01/20	No Opt. Call	A	359,317
450	5.000%, 10/01/21	No Opt. Call	A	479,425
460	5.000%, 10/01/22	No Opt. Call	A	504,661
710	5.000%, 10/01/23	No Opt. Call	A	802,002
420	5.000%, 10/01/24	No Opt. Call	A	487,528
505	5.000%, 10/01/25	10/24 at 100.00	A	584,421
760	5.000%, 10/01/26	10/24 at 100.00	A	876,979
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,034,895
4,400	5.000%, 10/01/22	No Opt. Call	A	4,827,196
10,000	5.000%, 10/01/23	No Opt. Call	A	11,295,800
12,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A1	12,517,375
1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,067,700
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,491,950
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,741,145
2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,686,400
13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	13,786,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
$800	5.000%, 2/01/20	No Opt. Call	A	$802,280
640	5.000%, 2/01/21	No Opt. Call	A	665,184
1,595	4.000%, 2/01/24	No Opt. Call	A	1,752,028
7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A1	7,510,425
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	10,926,600
10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	11,363,352
1,255	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B, 4.000%, 1/15/20	No Opt. Call	AA	1,256,205
171,915	Total Indiana			182,874,825
	Iowa – 0.5%
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,380,000
1,245	5.000%, 1/01/22 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,293,020
3,215	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,262,646
4,900	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,424,055
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
2,000	5.875%, 12/01/26, 144A	1/20 at 104.00	B+	2,083,320
4,775	5.875%, 12/01/27, 144A	1/20 at 104.00	B+	4,973,735
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	10,526,109
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,185,612
29,465	Total Iowa			31,128,497
	Kansas – 0.1%
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,090	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (5)	1,090,000
185	5.000%, 1/01/20	No Opt. Call	AA-	185,000
	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration - 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	1/20 at 101.00	A+	2,274,252
2,945	5.000%, 6/01/26 – NPFG Insured	1/20 at 101.00	A+	2,983,285

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/20	No Opt. Call	A	$2,049,860
8,465	Total Kansas			8,582,397
	Kentucky – 2.4%
6,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	5,963,460
13,000	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	12,895,740
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,562,265
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,471,553
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,745,500
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,824,750
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,911,522
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,100	3.500%, 12/01/20 (ETM)	No Opt. Call	BBB+ (5)	2,140,929
3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,290,565
2,970	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,230,736
6,130	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	6,154,765
7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	7,617,450
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	17,989,560
3,325	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,795,587
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
60	6.000%, 3/01/20 (ETM)	No Opt. Call	Baa2 (5)	60,469
1,090	6.000%, 3/01/20	No Opt. Call	Baa2	1,097,358
420	6.000%, 3/01/21 (ETM)	No Opt. Call	Baa2 (5)	443,419
800	6.000%, 3/01/21	No Opt. Call	Baa2	838,600
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	13,882,200
6,470	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	7,147,538

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$5,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A	$5,540,100
5,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A3	5,720,700
8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	8,176,063
6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	6,867,151
4,915	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	5,327,172
136,150	Total Kentucky			142,695,152
	Louisiana – 4.9%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA	2,341,117
2,070	Ernest N Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/20	No Opt. Call	AA+	2,112,249
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,127,787
2,075	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,185,888
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,823,983
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,390	5.000%, 6/01/23	No Opt. Call	A1	37,518,340
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,418,850
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,042,320
1,800	5.000%, 10/01/23	No Opt. Call	A	2,032,542
1,070	5.000%, 10/01/24	No Opt. Call	A	1,242,570
3,000	4.000%, 10/01/25	No Opt. Call	A	3,407,970
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,604,963
24,895	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	26,320,488
6,070	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	6,086,450
7,025	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013A, 1.650%, 9/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A3	7,037,856

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	$35,004,739
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	8,005,096
5,015	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014, 5.000%, 6/01/20	No Opt. Call	A1	5,095,340
1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,126,039
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,770,153
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
710	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	753,985
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	636,556
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,632,734
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,817,888
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,115	5.000%, 7/01/20	No Opt. Call	AA-	1,135,717
7,265	5.000%, 7/01/26	7/23 at 100.00	AA-	8,157,723
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,520	5.000%, 5/01/29	11/27 at 100.00	AA-	3,155,468
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,738,300
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,809,655
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
95	5.000%, 5/01/20	No Opt. Call	Aa2	96,207
3,570	5.000%, 5/01/21	No Opt. Call	Aa2	3,752,963
7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,687,820
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	7,025,250
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,500	5.000%, 12/01/20	No Opt. Call	AA-	2,585,800
3,600	5.000%, 12/01/21	No Opt. Call	AA-	3,856,248
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,500	5.000%, 12/01/20	No Opt. Call	AA-	1,551,480
2,000	5.000%, 12/01/21	No Opt. Call	AA-	2,142,360
5,410	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	5,702,086

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$1,000	5.000%, 6/01/24	No Opt. Call	A	$1,147,010
525	5.000%, 6/01/26	6/25 at 100.00	A	614,413
6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,753,384
20,535	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB	20,678,129
18,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB	18,187,380
13,015	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB	13,143,068
2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A	2,429,762
	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,019,280
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,078,540
	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,806,752
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,826,378
265,490	Total Louisiana			288,227,076
	Maryland – 0.9%
6,820	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	AA+	6,872,650
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,879,344
12,960	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BBB	13,760,539
8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	8,199,934
660	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	667,465
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	A-	569,057
1,000	5.000%, 7/01/22	No Opt. Call	A-	1,089,190
250	5.000%, 7/01/23	No Opt. Call	A-	280,445
500	5.000%, 7/01/24	No Opt. Call	A-	576,450
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018B, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,672,832

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	1/20 at 100.00	BB-	$1,895,550
1,470	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB-	1,473,587
845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB-	848,093
48,290	Total Maryland			50,785,136
	Massachusetts – 1.5%
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
375	5.000%, 7/01/20	No Opt. Call	BB	380,378
555	5.000%, 7/01/21	No Opt. Call	BB	578,465
690	5.000%, 7/01/22	No Opt. Call	BB	737,486
625	5.000%, 7/01/23	No Opt. Call	BB	682,988
735	5.000%, 7/01/24	No Opt. Call	BB	819,216
795	5.000%, 7/01/25	7/24 at 100.00	BB	884,946
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,779,045
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A	3,455,152
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,406,205
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,077,957
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,582,832
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
825	5.000%, 7/01/20	No Opt. Call	BBB+	839,297
1,300	5.000%, 7/01/21	No Opt. Call	BBB+	1,366,976
815	5.000%, 7/01/23	No Opt. Call	BBB+	909,524
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	1,019,130
2,250	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 2.750%, 12/01/34	12/28 at 100.00	AA	2,283,278
20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory Put 7/01/20)	No Opt. Call	Aa1	20,090,122
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,889,580
17,000	Massachusetts State, General Obligation Bonds, Series 2019B, 5.000%, 1/01/21	No Opt. Call	Aa1	17,662,490
9,600	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/33	6/21 at 100.00	AA+	9,931,872
82,290	Total Massachusetts			88,376,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.4%
$1,100	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/21	No Opt. Call	AA-	$1,163,921
1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,965,615
15,125	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,481,410
6,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	6,631,334
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	3,852,065
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,189,714
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,167,645
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,911,820
5,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,221,250
9,770	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	9,860,177
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C:
1,000	5.000%, 12/01/20	No Opt. Call	AA-	1,034,690
1,000	5.000%, 12/01/21	No Opt. Call	AA-	1,071,180
6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	1/20 at 100.00	AA+	6,048,150
8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,471,085
8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	7,986,880
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A, 5.000%, 5/01/21	No Opt. Call	Aa1	1,051,390
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A, 5.000%, 5/01/20	No Opt. Call	AA	1,012,740
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,775,404
81,015	Total Michigan			84,896,470
	Minnesota – 0.2%
	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AAA	746,721
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,619,974
1,690	5.000%, 2/01/26	2/20 at 100.00	AAA	1,695,205
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,934,688

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,500	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	$2,512,425
895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	993,853
2,880	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	3,125,463
12,005	Total Minnesota			12,628,329
	Mississippi – 0.7%
1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,097,110
6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	7,033,879
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,506,817
20,430	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	20,511,516
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,181,915
41,360	Total Mississippi			42,331,237
	Missouri – 1.3%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
745	3.000%, 11/01/20	No Opt. Call	N/R	749,418
765	4.000%, 11/01/22	No Opt. Call	N/R	792,938
755	4.000%, 11/01/23	No Opt. Call	N/R	787,925
325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/20	No Opt. Call	BBB-	326,687
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA (5)	2,618,078
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA (5)	2,799,889
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	6/21 at 100.50	A	24,753,960
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,108,050
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	10,216,400
5,130	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,176,273

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
$440	5.000%, 5/01/20	No Opt. Call	BBB	$444,360
1,000	5.000%, 5/01/21	No Opt. Call	BBB	1,038,690
2,545	4.000%, 5/01/22	No Opt. Call	BBB	2,654,130
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,438,774
1,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.500%, 11/01/34	5/29 at 100.00	AA+	992,580
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,837,039
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,846,050
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A	1,732,181
1,725	5.000%, 7/01/21	No Opt. Call	A	1,823,118
1,000	5.000%, 7/01/22	No Opt. Call	A	1,095,140
1,085	5.000%, 7/01/23	No Opt. Call	A	1,227,048
71,920	Total Missouri			74,458,728
	Montana – 0.6%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,362,970
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, Refunding Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,245,860
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,335,461
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,681,326
34,110	Total Montana			35,625,617
	Nebraska – 1.0%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A	8,944,720
4,590	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	A-	4,803,251
1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	1,100,280
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A-	1,024,430
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.150%, 9/01/34	3/28 at 100.00	AA+	2,103,780
2,400	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	2,381,280

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2:
$155	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	$166,764
1,575	5.000%, 1/01/24	1/22 at 100.00	A+	1,692,542
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA	1,798,742
2,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/20	No Opt. Call	A2	2,500,000
3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,266,875
29,505	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A	29,674,064
57,500	Total Nebraska			59,456,728
	Nevada – 0.6%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (AMT)	No Opt. Call	A+	1,018,830
2,000	5.000%, 7/01/21 (AMT)	No Opt. Call	A+	2,113,160
10,280	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	10,874,184
10,000	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D, 5.000%, 7/01/22	No Opt. Call	Aa3	10,948,800
3,840	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory Put 5/21/20)	No Opt. Call	A+	3,844,071
5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,272,900
210	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%, 6/15/24, 144A	No Opt. Call	Ba2	212,648
32,330	Total Nevada			34,284,593
	New Hampshire – 0.2%
10,055	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	10,483,142
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
1,265	5.000%, 10/01/20	No Opt. Call	A-	1,297,536
1,185	5.000%, 10/01/21	No Opt. Call	A-	1,257,178
12,505	Total New Hampshire			13,037,856
	New Jersey – 4.7%
3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	1/20 at 100.00	Baa2	3,903,693

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Delran Township, New Jersey, General Obligation Bonds, Series 2019:
$1,000	2.000%, 10/15/27	No Opt. Call	AA	$993,110
1,000	2.000%, 10/15/28	No Opt. Call	AA	985,230
1,000	2.000%, 10/15/29	No Opt. Call	AA	972,840
1,805	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	1,958,353
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,696,602
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	4,004,017
920	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	949,311
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,162,213
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	2,963,312
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,539,442
520	5.000%, 6/15/22	No Opt. Call	AA	563,072
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,077,004
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,861,622
8,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,226,338
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,421,440
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	813,362
5,740	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,921,786
25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A-	26,631,070
17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A-	18,425,110
	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A-	5,148,350
5,000	5.000%, 11/01/21	No Opt. Call	A-	5,325,500
1,055	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – AGC Insured	No Opt. Call	AA	1,098,455
5,240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	6,064,409
3,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 7/01/25)	4/25 at 100.85	AA-	4,033,488

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$575	4.000%, 6/15/20	No Opt. Call	A+	$581,889
14,500	3.000%, 6/15/21	No Opt. Call	A+	14,848,725
2,100	5.000%, 6/15/21	No Opt. Call	A+	2,210,607
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,432,494
1,165	5.000%, 6/15/22	No Opt. Call	A+	1,264,130
3,525	5.000%, 6/15/24	No Opt. Call	A+	4,040,919
5,045	5.000%, 6/15/28	6/26 at 100.00	A+	5,932,365
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,178,070
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
5,000	5.000%, 12/15/24	No Opt. Call	A-	5,761,350
5,000	5.000%, 12/15/25	No Opt. Call	A-	5,849,400
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
2,140	5.000%, 6/15/31	12/28 at 100.00	A-	2,539,388
7,780	5.000%, 6/15/32	12/28 at 100.00	A-	9,189,736
1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,142,662
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,908,556
3,840	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	4,122,816
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,345	5.000%, 6/01/22	No Opt. Call	A	2,533,374
1,325	5.000%, 6/01/23	No Opt. Call	A	1,471,214
6,250	5.000%, 6/01/24	No Opt. Call	A	7,121,312
2,040	5.000%, 6/01/25	No Opt. Call	A	2,379,211
5,000	5.000%, 6/01/26	No Opt. Call	A	5,954,600
5,905	5.000%, 6/01/29	6/28 at 100.00	A	7,236,755
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,157,661
13,725	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB	14,013,088
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	6,878,443
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	7,169,542
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,520,506
256,485	Total New Jersey			276,177,942

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 1.4%
$11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	$11,100,369
26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	26,094,900
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB+	4,038,880
7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	7,288,715
11,120	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	11,125,671
2,420	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,484,299
6,315	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	7,365,942
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,327,237
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,534,443
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,646,142
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,758,904
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,877,216
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,005,101
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,081,640
750	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24	11/21 at 100.00	BB+	750,945
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%, 5/15/25	11/21 at 100.00	BB+	1,001,340
80,860	Total New Mexico			83,481,744
	New York – 5.9%
1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (5)	1,375,725
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	589,335
355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A-	401,608

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
$1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB-	$1,022,160
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,254,180
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,095,970
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,252,140
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,923,059
1,000	5.000%, 7/01/24 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,145,520
1,000	5.000%, 7/01/25 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,175,100
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (5)	5,386
12,280	5.000%, 12/15/21	No Opt. Call	AA+	13,223,718
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
7,500	5.000%, 2/15/27 (WI/DD, Settling 1/03/20)	No Opt. Call	Aa1	9,357,675
7,500	5.000%, 2/15/28 (WI/DD, Settling 1/03/20)	No Opt. Call	Aa1	9,540,825
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	505,663
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	619,398
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,253,747
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A	1,064,860
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	6,077,450
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J, 5.000%, 5/15/20	No Opt. Call	N/R	25,349,750
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	10,495,200
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	10,023,500
15,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	16,262,850
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	15,315,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
$2,010	5.000%, 7/01/23	No Opt. Call	A-	$2,249,672
1,030	5.000%, 7/01/24	No Opt. Call	A-	1,184,582
650	5.000%, 7/01/25	7/24 at 100.00	A-	746,876
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,145,080
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,708,650
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
3,500	2.200%, 11/01/21	11/20 at 100.00	AA+	3,525,480
34,500	2.350%, 7/01/22	3/21 at 100.00	AA+	34,911,240
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,510,380
3,730	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 3.450%, 11/01/34	2/27 at 100.00	AA+	3,963,423
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,513,471
13,495	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa1	15,809,393
14,290	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory Put 5/01/20) (AMT)	No Opt. Call	A-	14,330,155
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A1	5,346,950
50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A1	52,984,000
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
5,000	2.550%, 11/01/22	9/20 at 100.00	Aa2	5,090,150
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,379,570
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,101,100
8,055	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	8,594,363
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	6/20 at 100.00	Aa2	5,024,650
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
4,000	1.950%, 5/01/22	11/20 at 100.00	Aa2	4,022,920
2,250	2.100%, 5/01/23	9/20 at 100.00	Aa2	2,261,768

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$9,265	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	$9,331,708
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	574,290
500	5.000%, 7/01/27	7/24 at 100.00	A-	569,780
1,200	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery, 5.000%, 9/01/22 (WI/DD, Settling 6/03/20)	No Opt. Call	A3	1,292,280
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
1,285	5.000%, 6/01/20	No Opt. Call	A	1,303,825
3,000	5.000%, 6/01/21	No Opt. Call	A	3,149,700
2,500	5.000%, 6/01/22	No Opt. Call	A	2,708,900
3,335	5.000%, 6/01/23	No Opt. Call	A	3,720,293
1,900	5.000%, 6/01/26	No Opt. Call	A	2,266,244
	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,535,355
2,510	3.000%, 8/15/23	No Opt. Call	A	2,632,162
331,070	Total New York			351,818,249
	North Carolina – 0.5%
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	994,110
3,500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35 (WI/DD, Settling 1/16/20)	1/29 at 100.00	AA+	3,490,935
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,005	5.000%, 1/01/26	No Opt. Call	A	3,639,656
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,380,580
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	15,329,103
235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	238,805
24,195	Total North Carolina			27,073,189
	North Dakota – 0.6%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,177,741
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	105,627
1,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.500%, 12/01/32	12/21 at 100.00	Baa2	1,037,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
$790	5.000%, 12/01/22	No Opt. Call	Baa2	$862,980
910	5.000%, 12/01/23	No Opt. Call	Baa2	1,020,683
1,740	5.000%, 12/01/25	No Opt. Call	Baa2	2,039,315
2,350	5.000%, 12/01/26	No Opt. Call	Baa2	2,804,960
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,715,166
1,300	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,336,530
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
2,105	4.000%, 7/15/20	No Opt. Call	BBB+	2,131,144
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,259,050
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,398,282
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,559,119
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,688,596
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,932,467
	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/20	No Opt. Call	A+	806,896
800	4.000%, 5/01/21	No Opt. Call	A+	826,720
31,445	Total North Dakota			33,703,166
	Ohio – 6.6%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,134,860
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,877,887
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA-	6,345,540
20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	21,698,200
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
65,540	5.125%, 6/01/24	1/20 at 100.00	CCC+	65,629,134
8,875	5.375%, 6/01/24	1/20 at 100.00	CCC+	8,911,121
5,630	5.875%, 6/01/30	1/20 at 100.00	CCC+	5,659,952
8,895	5.750%, 6/01/34	1/20 at 100.00	CCC+	8,939,386

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
$1,000	5.000%, 12/01/21	No Opt. Call	A-	$1,070,590
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,104,690
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,430,286
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,194,230
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	725,000
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	985,673
1,540	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/20	1/20 at 100.00	AA+	1,544,651
5,255	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,716,836
5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 5.000%, 12/01/20	No Opt. Call	AA-	5,696,609
1,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/21	No Opt. Call	Ba2	1,042,060
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,141,570
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,232,209
340	5.000%, 5/15/22	No Opt. Call	AA	370,457
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,170,655
1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,604,672
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,600	5.000%, 1/01/20	No Opt. Call	AA	2,600,000
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,889,346
760	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	784,320
10,000	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2011A, 5.750%, 11/15/21	11/20 at 100.00	A	10,341,400
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
270	5.000%, 2/15/20	No Opt. Call	BB+	270,918
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,064,980
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	4,441,600
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	3,803,987

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,820	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (7)	No Opt. Call	N/R	$4,049,200
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	30,562,025
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	880,513
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34 (7)	No Opt. Call	N/R	30,363
2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	2,190,438
10,660	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	10,722,148
12,450	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, 2.100%, 7/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	12,519,844
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005D, 2.100%, 10/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,005,720
12,360	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	12,456,161
5,290	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	5,330,045
1,665	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	1,678,253
10,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	10,893,992
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, 2.100%, 12/01/27 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,005,630
3,700	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	3,720,609
1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	1,124,625
3,245	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	3,469,651
5,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	5,114,300

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$6,460	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	$6,887,587
12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	12,970,799
17,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	18,560,500
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	29,291,340
5,380	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	4,667,150
3,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (7)	No Opt. Call	N/R	2,875,762
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	1,947,538
1,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	1,019,313
7,135	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	6,189,612
120	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	104,100
19,470	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2019, 5.000%, 12/01/29	9/29 at 100.00	AAA	25,502,779
1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A, 6.100%, 7/01/17 (AMT) (7)	No Opt. Call	N/R	18,600
384,110	Total Ohio			392,211,416
	Oklahoma – 2.8%
4,185	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012, 4.500%, 9/01/20	No Opt. Call	AA-	4,278,409
3,795	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,243,076
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,311,620
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,338,723
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,533,187

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
$1,200	5.000%, 6/01/20	No Opt. Call	A+	$1,218,624
2,090	5.000%, 6/01/21	No Opt. Call	A+	2,200,770
2,850	5.000%, 6/01/22	No Opt. Call	A+	3,104,334
3,935	5.000%, 6/01/24	No Opt. Call	A+	4,548,034
3,200	5.000%, 6/01/25	No Opt. Call	A+	3,791,168
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,161,910
2,150	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015, 5.000%, 9/01/20	No Opt. Call	A+	2,203,599
1,955	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,378,844
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385	5.000%, 9/01/24	No Opt. Call	A-	440,282
310	5.000%, 9/01/25	No Opt. Call	A-	361,820
200	5.000%, 9/01/26	No Opt. Call	A-	237,648
450	5.000%, 9/01/27	No Opt. Call	A-	544,086
500	5.000%, 9/01/29	9/28 at 100.00	A-	610,795
350	5.000%, 9/01/30	9/28 at 100.00	A-	425,292
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,331,759
300	5.000%, 9/01/32	9/28 at 100.00	A-	362,067
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,587,950
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,213,000
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,445,854
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
615	4.000%, 9/01/25	No Opt. Call	A+	699,440
660	4.000%, 9/01/27	No Opt. Call	A+	770,761
650	4.000%, 9/01/29	No Opt. Call	A+	773,208
	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
5,015	5.000%, 9/01/20	No Opt. Call	A-	5,137,316
4,395	5.000%, 9/01/21	No Opt. Call	A-	4,662,787

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019:
$415	4.000%, 9/01/21	No Opt. Call	A	$432,999
535	4.000%, 9/01/22	No Opt. Call	A	570,743
460	4.000%, 9/01/23	No Opt. Call	A	501,322
475	4.000%, 9/01/24	No Opt. Call	A	527,901
920	4.000%, 9/01/25	No Opt. Call	A	1,038,836
1,430	4.000%, 9/01/26	No Opt. Call	A	1,631,415
600	4.000%, 9/01/27	No Opt. Call	A	694,614
675	4.000%, 9/01/28	No Opt. Call	A	789,635
615	4.000%, 9/01/29	No Opt. Call	A	725,614
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A-	1,098,063
1,000	5.000%, 9/01/27	9/26 at 100.00	A-	1,194,590
1,030	5.000%, 9/01/28	9/26 at 100.00	A-	1,227,667
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,598,085
425	5.000%, 10/01/22	No Opt. Call	A+	467,836
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,444,562
3,000	5.000%, 9/01/24	No Opt. Call	A+	3,498,030
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
575	5.000%, 8/15/22	No Opt. Call	Baa3	622,558
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,619,467
1,850	5.000%, 8/15/25	No Opt. Call	Baa3	2,160,448
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,191,380
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,427,085
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,232,440
1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	2,003,096
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
685	5.000%, 9/01/20	No Opt. Call	A-	701,707
745	5.000%, 9/01/21	No Opt. Call	A-	790,393

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
$1,675	3.000%, 9/01/20	No Opt. Call	A+	$1,694,229
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,856,415
5,245	4.000%, 9/01/24	No Opt. Call	A+	5,844,136
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
765	3.000%, 4/01/21	No Opt. Call	N/R	778,801
800	3.000%, 4/01/22	No Opt. Call	N/R	825,808
825	3.000%, 4/01/23	No Opt. Call	N/R	863,000
850	3.000%, 4/01/24	No Opt. Call	N/R	896,274
725	4.000%, 4/01/25	No Opt. Call	N/R	804,504
770	4.000%, 4/01/26	4/25 at 100.00	N/R	850,296
715	4.000%, 4/01/27	4/25 at 100.00	N/R	785,835
645	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A, 5.000%, 10/01/21	No Opt. Call	AA-	688,331
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,000	4.000%, 12/01/21	No Opt. Call	A	1,051,760
850	4.000%, 12/01/23	No Opt. Call	A	930,172
1,100	5.000%, 12/01/25	No Opt. Call	A	1,307,493
1,610	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	1,728,061
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,065	5.000%, 9/01/22	No Opt. Call	AA-	1,172,384
6,340	5.000%, 9/01/23	No Opt. Call	AA-	7,202,684
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
6,765	5.000%, 9/01/27	No Opt. Call	AA-	8,434,737
10,000	5.000%, 9/01/28	No Opt. Call	AA-	12,705,200
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	625,421
765	5.000%, 9/01/23	No Opt. Call	A+	864,687
600	5.000%, 9/01/24	No Opt. Call	A+	696,954
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,520,448
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA-	2,232,615
2,000	5.000%, 9/01/22	No Opt. Call	AA-	2,201,660

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
$1,650	5.000%, 9/01/21	No Opt. Call	A+	$1,752,795
1,500	5.000%, 9/01/22	No Opt. Call	A+	1,645,845
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,130,310
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
325	5.000%, 9/01/21	No Opt. Call	A	344,968
675	5.000%, 9/01/25	No Opt. Call	A	799,781
500	4.000%, 9/01/26	No Opt. Call	A	572,120
625	5.000%, 9/01/26	No Opt. Call	A	756,100
975	5.000%, 9/01/27	No Opt. Call	A	1,201,395
	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019:
910	4.000%, 9/01/21	No Opt. Call	A-	949,012
1,450	4.000%, 9/01/27	No Opt. Call	A-	1,667,442
300	4.000%, 9/01/28	No Opt. Call	A-	348,864
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,326,180
1,200	5.000%, 3/01/25	No Opt. Call	A-	1,396,524
1,625	5.000%, 3/01/27	No Opt. Call	A-	1,967,436
147,795	Total Oklahoma			167,527,526
	Oregon – 1.3%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,800	0.000%, 6/15/21	No Opt. Call	AA+	1,861,218
1,745	0.000%, 6/15/22	No Opt. Call	AA+	1,868,598
1,785	0.000%, 6/15/23	No Opt. Call	AA+	1,975,906
2,315	0.000%, 6/15/24	No Opt. Call	AA+	2,638,845
1,305	0.000%, 6/15/25	No Opt. Call	AA+	1,526,707
1,085	0.000%, 6/15/26	No Opt. Call	AA+	1,301,165
1,000	0.000%, 6/15/27	No Opt. Call	AA+	1,226,350
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,284,263
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	5,994,850
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,930,045
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,502,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
$1,400	4.000%, 6/15/23	No Opt. Call	Aa1	$1,538,838
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,200,980
1,715	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A+	1,987,136
7,500	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	8,070,675
12,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	13,965,000
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,804,814
66,425	Total Oregon			75,677,870
	Pennsylvania – 6.1%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,261,599
1,405	5.000%, 4/01/23	No Opt. Call	A	1,562,543
2,415	5.000%, 4/01/24	No Opt. Call	A	2,760,659
2,520	5.000%, 4/01/25	No Opt. Call	A	2,957,774
2,000	5.000%, 4/01/26	No Opt. Call	A	2,402,380
4,245	5.000%, 4/01/27	No Opt. Call	A	5,199,064
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	1,082,650
	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,755,548
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,698,279
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	4,385,212
4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	4,220,387
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,370	5.000%, 11/01/25	No Opt. Call	BBB+	2,792,974
3,950	5.000%, 11/01/27	No Opt. Call	BBB+	4,824,056
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,187,740

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,125	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	$2,140,576
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	1,706,475
2,820	5.000%, 6/01/25 (WI/DD Settling 3/03/20)	No Opt. Call	A1	3,288,233
3,000	5.000%, 6/01/26 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,575,730
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,000	5.000%, 6/01/21	No Opt. Call	A1	2,099,640
2,000	5.000%, 6/01/22	No Opt. Call	A1	2,168,020
2,515	5.000%, 6/01/23	No Opt. Call	A1	2,808,978
3,175	5.000%, 6/01/24	No Opt. Call	A1	3,647,599
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,505	5.000%, 1/01/23	No Opt. Call	A+	9,478,993
6,665	5.000%, 1/01/24	No Opt. Call	A+	7,666,949
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,568,786
9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	9,126,260
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
2,660	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,150,930
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,272,691
8,065	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	8,117,019
1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	1,424,402
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,765,779
1,235	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.000%, 1/15/20	No Opt. Call	Ba1	1,236,371
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	5,014,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	$6,283,937
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,044,900
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	7,523,625
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	1/20 at 100.00	N/R	126,042
122	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.500%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	30,476
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	5,157,287
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	3,092,638
9,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	9,262,530
335	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B, 5.000%, 1/01/20	12/19 at 100.00	Aaa	335,000
3,890	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 2.850%, 5/01/34 (Mandatory Put 5/01/21)	No Opt. Call	A-	3,950,490
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
1,725	2.200%, 11/01/31 (Mandatory Put 11/01/21)	No Opt. Call	A-	1,732,659
3,500	2.720%, 11/01/31 (Mandatory Put 5/01/21)	5/20 at 100.00	A-	3,510,745
1,270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122, 3.250%, 10/01/28	4/26 at 100.00	AA+	1,350,988
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,234,900
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,561,263
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,517,502
8,750	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,156,262
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,088,202

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	$2,633,106
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	7,034,230
6,130	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Bonds, Philadelphia Funding Program, Refunding Series 2020 Forward Delivery, 5.000%, 6/15/21 (WI/DD, Settling 3/17/20)	No Opt. Call	AAA	6,412,103
4,505	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,153,900
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,390	5.000%, 6/01/21	No Opt. Call	A3	2,514,949
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,293,750
23,660	5.000%, 6/01/23	No Opt. Call	A3	26,518,128
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,383,719
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,378,786
5,630	5.000%, 6/01/25	No Opt. Call	A3	6,634,730
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,090,576
17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	17,776,850
3,475	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteeth Series 2016, 5.000%, 10/01/20	No Opt. Call	A	3,570,945
515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	525,944
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery:
5,000	5.000%, 9/01/21 (WI/DD, Settling 6/05/20)	No Opt. Call	A+	5,215,150
3,000	5.000%, 9/01/22 (WI/DD, Settling 6/05/20)	No Opt. Call	A+	3,231,510
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,410,760
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,788,950
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,653,870
2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	1/20 at 100.00	N/R	2,284,177
2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,046,009
2,515	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,832,242

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,180	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	$1,368,234
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	A-	1,109,706
2,410	5.000%, 11/01/22	No Opt. Call	A-	2,635,480
2,530	5.000%, 11/01/23	No Opt. Call	A-	2,836,585
2,665	5.000%, 11/01/24	No Opt. Call	A-	3,065,576
2,550	5.000%, 11/01/25	No Opt. Call	A-	2,994,312
3,270	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	AA	3,533,268
338,776	Total Pennsylvania			361,235,587
	Puerto Rico – 0.7%
7,225	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CC	7,766,875
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,005	5.250%, 7/01/24	7/22 at 100.00	CC	8,397,245
4,215	4.250%, 7/01/25	7/22 at 100.00	CC	4,295,085
1,000	5.250%, 7/01/29	7/22 at 100.00	CC	1,047,750
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,823	0.000%, 7/01/24	No Opt. Call	N/R	3,360,226
1,166	0.000%, 7/01/27	No Opt. Call	N/R	932,497
3,092	0.000%, 7/01/29	7/28 at 98.64	N/R	2,298,253
1,003	0.000%, 7/01/31	7/28 at 91.88	N/R	689,883
16,075	0.000%, 7/01/33	7/28 at 86.06	N/R	10,246,687
2,059	4.500%, 7/01/34	7/25 at 100.00	N/R	2,202,245
47,663	Total Puerto Rico			41,236,746
	Rhode Island – 0.1%
	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
1,165	5.000%, 7/01/20	No Opt. Call	A	1,184,316
1,360	5.000%, 7/01/21	No Opt. Call	A	1,429,673
4,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,091,320
6,525	Total Rhode Island			6,705,309

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 0.7%
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
$3,375	5.000%, 12/01/21	No Opt. Call	AA	$3,624,547
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,450,836
600	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015, 5.000%, 12/01/20	No Opt. Call	A1	620,814
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,110,210
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	428,145
730	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (5)	763,193
3,620	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	3,947,719
7,500	Richland County, South Carolina, General Obligation Bonds, Transporatation Sales & Use Tax, Anticipation Note Series 2019, 3.000%, 2/27/20	No Opt. Call	N/R	7,521,375
1,235	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.650%, 7/01/34	1/29 at 100.00	Aaa	1,241,039
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,059,739
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,112,718
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	1,655,045
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,253,019
3,500	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,994,935
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,265,360
1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	1,871,800
1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,370,572
1,000	Sumter Two School Facilities, Inc, South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016, 5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,030,710
39,205	Total South Carolina			42,321,776
	South Dakota – 0.2%
455	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	462,271

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
$320	4.000%, 11/01/20	No Opt. Call	A+	$327,408
525	4.000%, 11/01/21	No Opt. Call	A+	550,809
650	5.000%, 11/01/24	No Opt. Call	A+	759,850
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	670,384
800	5.000%, 11/01/21	No Opt. Call	A+	853,728
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,246,300
4,500	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	4,796,955
9,030	Total South Dakota			9,667,705
	Tennessee – 1.1%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,000	5.000%, 8/01/25	No Opt. Call	BBB+	1,176,710
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,097,760
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
2,500	5.000%, 1/01/20	No Opt. Call	A+	2,500,000
1,500	4.000%, 1/01/21	No Opt. Call	A+	1,538,835
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,325	5.000%, 11/15/32	2/29 at 100.00	A	2,871,840
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,446,887
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
810	4.000%, 11/01/20	No Opt. Call	A	828,614
500	4.000%, 11/01/21	No Opt. Call	A	524,580
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,095,281
	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	AA-	2,763,741
1,870	5.000%, 7/01/22	No Opt. Call	AA-	2,044,995
2,170	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	2,320,598
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	5,362,800
4,930	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	5,054,482

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$8,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	$9,652,854
21,600	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	23,127,552
61,090	Total Tennessee			66,407,529
	Texas – 5.6%
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	A-	1,075,693
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,533,246
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,768,325
3,560	5.000%, 1/01/24	No Opt. Call	A-	4,062,209
	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,063,150
650	5.000%, 9/01/22	No Opt. Call	AA	711,412
5,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,900,350
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
9,690	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,702,694
30,640	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	30,866,430
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,677,677
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,161,450
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,141,980
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
2,525	5.000%, 3/01/23	No Opt. Call	AA+	2,825,349
2,660	5.000%, 3/01/24	No Opt. Call	AA+	3,068,603
3,000	5.000%, 3/01/25	No Opt. Call	AA+	3,559,890
3,945	5.000%, 3/01/26	No Opt. Call	AA+	4,799,921
4,160	5.000%, 3/01/27	No Opt. Call	AA+	5,175,456
1,020	5.000%, 3/01/28	No Opt. Call	AA+	1,285,924
18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	19,965,780
5,135	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	5,671,043

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,260	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	$3,797,998
3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,544,876
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	20,444,900
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
575	5.000%, 11/15/20	No Opt. Call	A3	591,899
480	5.000%, 11/15/21	No Opt. Call	A3	510,072
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	12,852,137
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	9,824,565
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,091,255
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	4,973,320
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,400,040
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,682,530
2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,293,492
6,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A, 5.000%, 11/15/32 (WI/DD, Settling 8/19/20)	11/30 at 100.00	AA	8,362,510
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,031,270
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,067,540
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,893,995
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,648,661
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,744,350
1,025	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	1,037,126
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,351,936
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,795	5.000%, 8/15/21	No Opt. Call	Aa2	2,964,517
2,010	5.000%, 8/15/22	No Opt. Call	Aa2	2,204,970
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,060,221

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	$8,134,398
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22	No Opt. Call	A+	4,336,723
4,945	5.000%, 1/01/23	No Opt. Call	A+	5,503,538
7,045	5.000%, 1/01/24	No Opt. Call	A+	8,089,139
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A+	5,564,750
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,620,067
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,857,376
3,815	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	4,105,741
6,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,977,812
2,745	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A, 5.000%, 2/15/20	No Opt. Call	AA	2,756,776
20,000	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2019, 4.000%, 8/27/20	No Opt. Call	N/R	20,374,600
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A:
7,000	5.000%, 10/15/23	No Opt. Call	AAA	8,004,990
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,363,858
12,540	5.000%, 10/15/25	No Opt. Call	AAA	15,170,265
298,720	Total Texas			332,250,795
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
1,090	5.000%, 9/01/20	No Opt. Call	AA-	1,117,468
2,065	5.000%, 9/01/21	No Opt. Call	AA-	2,195,054
3,155	Total Utah			3,312,522
	Virginia – 1.5%
10,225	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,598,217
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,485,253
2,095	5.000%, 8/01/25 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,472,477
2,045	5.000%, 8/01/26 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,467,783
2,850	5.000%, 8/01/27 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	3,513,623
1,600	5.000%, 8/01/29 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,036,704

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$10,570	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 2.150%, 12/01/41 (Mandatory Put 9/01/20)	No Opt. Call	A2	$10,628,875
21,640	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	21,677,437
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,632,844
15,005	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	15,088,578
11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	12,018,057
85,420	Total Virginia			90,619,848
	Washington – 2.5%
10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,335,000
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,012,150
10,545	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa1	13,273,730
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,355,287
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,505,820
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,520	5.000%, 12/01/20	No Opt. Call	A1	1,573,154
2,095	5.000%, 12/01/21	No Opt. Call	A1	2,247,830
2,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,435,220
3,980	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,514,275
5,955	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	6,882,908
6,295	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	7,431,059
3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	3,100,710

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
$1,500	5.000%, 1/01/21	No Opt. Call	A+	$1,553,145
5,730	5.000%, 1/01/22	No Opt. Call	A+	6,136,658
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,220,192
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,533,683
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	AA-	1,138,038
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	10,467,600
10,835	5.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	11,527,898
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
1,250	5.000%, 10/01/25	No Opt. Call	AA-	1,498,388
1,850	5.000%, 10/01/26	No Opt. Call	AA-	2,265,677
3,010	5.000%, 10/01/27	No Opt. Call	AA-	3,756,630
2,100	5.000%, 10/01/28	No Opt. Call	AA-	2,670,066
6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2008, 2.125%, 6/01/20, 144A	1/20 at 100.00	A-	6,005,160
20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	Aaa	21,353,623
130,935	Total Washington			146,793,901
	West Virginia – 0.5%
3,290	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	3,336,553
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,226,620
6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	6,771,630
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,110,210
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,099,960
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,224,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	$1,181,884
29,190	Total West Virginia			29,951,218
	Wisconsin – 1.0%
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24 (AMT)	No Opt. Call	BBB	1,104,490
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250	4.050%, 11/01/30	5/26 at 100.00	BBB	2,421,450
5,000	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	5,453,200
2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	3,013,680
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C:
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (5)	429,984
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,571,242
55	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	60,457
6,285	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA-	6,946,245
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,316,509
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3, 2.250%, 11/01/26	11/21 at 100.00	N/R	4,030,720
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2, 2.550%, 11/01/27	11/21 at 100.00	N/R	4,034,200
6,250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1, 2.825%, 11/01/28	11/21 at 100.00	N/R	6,303,813
	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,748,689
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,753,780
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	4,903,230
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
1,700	1.550%, 11/01/38 (Mandatory Put 11/01/21)	11/20 at 100.00	AA	1,700,799
6,000	1.600%, 11/01/48 (Mandatory Put 11/01/22)	11/21 at 100.00	AA	6,009,480
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	775,920
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,156,200
725	5.000%, 7/01/27	7/24 at 100.00	A1	836,875
55,315	Total Wisconsin			57,570,963

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.4%
$20,175	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	$20,049,310
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,465,100
22,675	Total Wyoming			22,514,410
$5,364,519	Total Long-Term Investments (cost $5,598,326,612)			5,744,065,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.9%
	MUNICIPAL BONDS – 2.9%
	National – 1.4%
$12,850	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 2.410%, 11/30/21 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.800% spread), 144A (4), (8)	No Opt. Call	A+	$12,850,000
57,400	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5027, 1.910%, 6/01/21 (AMT) (Mandatory Put 2/24/20), 144A (8)	No Opt. Call	N/R	57,400,000
10,000	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5028, 1.910%, 6/01/21 (AMT) (Mandatory Put 2/20/20), 144A (8)	No Opt. Call	AAA	10,000,000
80,250	Total National			80,250,000
	Alabama – 0.4%
23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (8)	No Opt. Call	F1	24,540,898
	California – 0.1%
7,000	State of California, Variable Rate Demand Obligations, 1.350%, 5/01/34 (Mandatory Put 2/20/20) (8)	12/19 at 100.00	A-1+	7,000,000
	District of Columbia – 0.0%
2,015	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Variable Rate Demand Obligations Series 2010C-2, 1.680%, 10/01/39 (Mandatory Put 2/27/20) (8)	12/19 at 100.00	A-1	2,015,000
	Florida – 0.5%
26,750	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/20 at 104.00	N/R	25,721,730
	Illinois – 0.1%
7,000	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Variable Rate Demand Obligations, Tender Option Bond Floater 2016-XM0274, 1.850%, 6/15/20 (Mandatory Put 2/27/20), 144A (8)	No Opt. Call	AA	7,000,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 0.2%
$8,620	Variable Rate Demand Obligations, Tender Option Bond Trust 2017-XX1043 Receipts/Certificates, 1.640%, 12/01/46 (Mandatory Put 2/27/20), 144A (8)	6/27 at 100.00	VMIG-1	$8,620,000
	New York – 0.0%
1,425	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc, Short Term Auction Rate, Variable Rate Demand Obligations, Series 1999, 2.250%, 10/01/29 – AGM Insured (8)	No Opt. Call	AA	1,425,000
	Ohio – 0.1%
7,500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Tender Option Bond Trust Floaters 2015-XF0029, 1.760%, 5/15/20 (Mandatory Put 2/27/20), 144A (8)	No Opt. Call	F-1	7,500,000
	Wisconsin – 0.1%
5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding, Variable Rate Demand Obligations, Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (8)	No Opt. Call	A-2	5,200,897
$169,160	Total Short-Term Investments (cost $169,159,815)			169,273,525
	Total Investments (cost $5,767,486,427) – 99.9%			5,913,338,537
	Other Assets Less Liabilities – 0.1%			8,777,545
	Net Assets – 100%			$5,922,116,082
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,744,065,012	$ —	$5,744,065,012
Short-Term Investments:
Municipal Bonds	—	169,273,525	—	169,273,525
Total	$ —	$5,913,338,537	$ —	$5,913,338,537

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 118.6%
	MUNICIPAL BONDS – 117.2%
	Alabama – 1.6%
$2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 0.000%, 9/01/37 (4)	1/20 at 100.00	N/R	$29
16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37 (4)	9/27 at 100.00	N/R	11,200,000
3,397	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37 (4)	9/27 at 100.00	N/R	2,378,353
10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	1/20 at 100.00	B1	10,144,800
3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	1/20 at 100.00	B1	3,920,965
10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45	9/25 at 100.00	N/R	10,772,600
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,533,830
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,793,050
	Homewood Educational Building Authority, Alabama, Educational Facilities Revenue Bonds, Samford University, Series 2019A:
2,750	4.000%, 12/01/41 (UB) (5)	12/29 at 100.00	A3	3,004,705
4,220	4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	A3	4,560,216
105,200	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	115,473,832
	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	2,318,760
35,500	0.000%, 10/01/50	10/23 at 105.00	BB	34,241,880
	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	16,033,597
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,876,650
2,520	0.000%, 10/01/46 – AGM Insured (6)	10/23 at 105.00	BB+	2,450,095
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	9,706,500
34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	41,060,172
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	376,560

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	$35,057,273
3,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	3,075,240
32,605	Tuscaloosa County Industrial Development Authority, Florida, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44	5/29 at 100.00	N/R	37,531,289
15,610	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/48 (UB) (5)	9/29 at 100.00	AA-	17,192,386
353,840	Total Alabama			369,702,782
	Arizona – 2.4%
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,838,653
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,192,020
1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/51	7/27 at 100.00	BB	2,045,395
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37	7/27 at 100.00	N/R	604,934
1,390	5.750%, 7/01/47	7/27 at 100.00	N/R	1,457,151
1,505	5.875%, 7/01/52	7/27 at 100.00	N/R	1,579,753
2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/54	7/24 at 101.00	N/R	2,068,200
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37	11/27 at 100.00	N/R	719,271
3,850	6.250%, 11/01/50	11/27 at 100.00	N/R	3,952,526
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A:
6,145	6.000%, 9/15/38	9/23 at 105.00	BB+	6,591,619
20,060	6.150%, 9/15/53	9/23 at 105.00	BB+	21,508,733
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B:
1,545	5.000%, 3/01/37	9/27 at 100.00	BB+	1,704,954
3,435	5.000%, 3/01/42	9/27 at 100.00	BB+	3,754,318
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47	7/27 at 100.00	BB	1,404,582
565	5.250%, 7/01/51	7/27 at 100.00	BB	622,641

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$5,710	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A, 5.000%, 7/01/54	7/24 at 101.00	N/R	$5,865,997
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37	7/22 at 101.00	N/R	1,546,695
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,670,289
3,945	5.250%, 7/01/52	7/22 at 101.00	N/R	4,064,455
3,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48	12/26 at 100.00	BB	3,599,855
3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada - Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/48	7/26 at 100.00	BB+	3,535,277
11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50	6/28 at 100.00	N/R	11,962,737
18,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	19,025,830
10,130	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41	7/27 at 100.00	N/R	10,434,103
	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	724,489
650	5.000%, 7/15/33	7/24 at 100.00	N/R	712,875
750	5.000%, 7/15/38	7/24 at 100.00	N/R	815,820
1,057	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,109,152
2,071	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39	7/25 at 100.00	N/R	2,074,314
3,250	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba2	3,545,230
7,700	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50	1/30 at 100.00	N/R	7,711,550
6,040	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	BB+	6,525,737
14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (5)	1/28 at 100.00	AA-	15,857,807
420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	1/20 at 100.00	N/R	394,094

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
$5,500	4.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A+	$6,063,970
11,710	5.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A+	14,121,557
11,655	5.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	13,966,886
12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40 (UB) (5)	7/27 at 100.00	A+	13,864,738
5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,621,393
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A:
1,880	5.000%, 7/01/35	7/25 at 100.00	BB	2,041,379
3,130	5.000%, 7/01/46	7/25 at 100.00	BB	3,351,510
640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	685,862
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34	7/24 at 100.00	Ba2	3,462,960
10,000	6.750%, 7/01/44	7/24 at 100.00	Ba2	11,506,800
4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	4,964,758
5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Ba2	5,390,150
530	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/54	7/22 at 101.00	N/R	542,694
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	2,482,035
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	4,356,482
1,195	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,292,237
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	21,923,482
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,753,709
22,835	5.375%, 2/01/41	2/24 at 100.00	B+	23,292,157
5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42, 144A (UB) (5)	6/22 at 100.00	A3	5,321,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
$2,080	15.188%, 6/01/34, 144A (IF) (5)	6/22 at 100.00	A3	$2,739,547
775	12.814%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	974,222
975	12.818%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,225,721
1,500	12.831%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,886,220
375	12.831%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	471,555
1,265	12.831%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,590,712
9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,857,230
6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,483,507
3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	N/R	3,238,488
	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,108,010
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,990,296
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019:
1,240	5.000%, 6/15/49	6/25 at 100.00	N/R	1,311,982
1,650	5.000%, 6/15/52	6/25 at 100.00	N/R	1,737,483
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37	6/26 at 100.00	N/R	3,008,765
4,865	6.125%, 6/15/47	6/26 at 100.00	N/R	5,097,936
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB-	1,332,144
2,110	5.700%, 7/01/35	7/20 at 102.00	BB-	2,135,130
1,360	6.000%, 7/01/43	7/20 at 102.00	BB-	1,370,418
2,875	6.000%, 7/01/48	7/20 at 102.00	BB-	2,892,336
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB-	51,460
1,895	7.375%, 7/01/49	7/20 at 102.00	BB-	1,950,694
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB-	3,414,787
5,700	5.375%, 7/01/46	7/26 at 100.00	BB-	5,372,478
6,830	5.500%, 7/01/51	7/26 at 100.00	BB-	6,491,095

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$13,805	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51	7/26 at 103.00	N/R	$13,835,095
1,465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49	7/26 at 100.00	N/R	1,541,209
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,941,747
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,518,940
8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	10,127,926
2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,776,535
11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50	2/28 at 100.00	N/R	12,350,096
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019:
685	5.125%, 7/01/39	7/25 at 100.00	N/R	691,686
1,050	5.250%, 7/01/49	7/25 at 100.00	N/R	1,061,466
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
235	7.000%, 1/01/22	No Opt. Call	B-	236,424
4,275	7.375%, 1/01/32	1/22 at 100.00	B-	4,200,145
6,695	7.500%, 1/01/42	1/22 at 100.00	B-	6,540,212
5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools - Mesa Project, Series 2015A, 5.000%, 12/15/34	6/25 at 100.00	BB	6,187,056
14,235	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	15,495,794
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	66,093
80	5.250%, 12/01/28	No Opt. Call	BBB+	100,348
26,530	5.500%, 12/01/37	No Opt. Call	Ba3	36,676,929
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,169,476
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,398,400
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37	10/27 at 100.00	N/R	2,460,893
2,665	6.125%, 10/01/47	10/27 at 100.00	N/R	3,038,766
3,085	6.125%, 10/01/52	10/27 at 100.00	N/R	3,506,658

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$2,000	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Tempe Care Village Inc D/B/A Friendship Village of Tempe Project, Series 2019, 5.000%, 12/01/54	12/26 at 103.00	N/R	$2,201,200
	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
3,404	5.750%, 7/01/22	1/20 at 100.00	N/R	3,404,477
8,642	6.000%, 7/01/30	1/20 at 100.00	N/R	8,602,160
4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42	9/22 at 100.00	BB+	4,542,287
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011:
2,820	7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	3,005,838
1,830	7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	1,970,379
1,270	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	2/20 at 100.00	N/R	1,237,564
503,969	Total Arizona			543,845,680
	Arkansas – 0.6%
116,945	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	124,480,936
	California – 18.6%
	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C:
10,000	0.000%, 8/01/44 (UB) (5)	8/38 at 100.00	AA	7,881,000
15,000	0.000%, 8/01/47 (UB) (5)	8/40 at 100.00	AA	12,116,550
20,000	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	22,228,400
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	691,541
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,779,930
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,861,237
1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	1,933,044
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,540	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,691,752
1,940	5.250%, 3/01/36	3/26 at 100.00	Ba3	2,142,109
12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,932,083
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	16,911,081
3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 12.942%, 8/01/47, 144A (IF) (5)	8/23 at 100.00	A+	4,879,318

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2017A:
$4,890	4.000%, 11/01/42 (UB) (5)	11/26 at 100.00	A+	$5,375,968
3,750	4.000%, 11/01/46 (UB) (5)	11/26 at 100.00	A+	4,099,238
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	1,417,698
4,480	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	3,675,437
4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,591,510
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7:
42,855	4.000%, 4/01/47 (UB) (5)	4/27 at 100.00	A1	47,502,196
1,000	4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	1,105,590
19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (Pre-refunded 10/01/24) (UB) (5)	10/24 at 100.00	A1 (7)	22,964,956
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	A1	7,512,253
1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,132,549
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,092,570
2,085	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,272,713
7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	7,929,751
4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,555,417
1,775	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49	8/29 at 100.00	N/R	2,008,554
15,550	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	17,287,246
14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	1/20 at 12.02	N/R	1,692,117
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	1/20 at 100.00	B2	1,511,370
1,175	5.700%, 6/01/46	1/20 at 100.00	B2	1,183,366
74,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Turbo Series 2006B, 0.000%, 6/01/46	1/20 at 20.37	N/R	15,041,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	1/20 at 100.00	B-	$7,020,370
50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	1/20 at 22.42	N/R	10,655,000
28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	1/20 at 21.71	N/R	5,955,664
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46	1/20 at 18.51	N/R	1,846,700
10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,386,500
6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40 (UB)	8/25 at 100.00	A+	7,291,377
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530	4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A+	12,787,231
55,910	5.000%, 11/15/46 (UB) (5)	11/26 at 100.00	A+	65,959,823
27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A+	30,387,566
24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (5)	11/27 at 100.00	A+	27,653,206
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
4,000	15.801%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	5,291,520
2,500	16.799%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	3,353,375
1,500	16.799%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	2,012,025
7,070	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (5)	3/26 at 100.00	A	7,596,362
5,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 5.000%, 11/15/49 (UB) (5)	11/26 at 100.00	A+	5,911,900
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (5)	2/27 at 100.00	A1	4,494,124
6,830	5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	7,998,203
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	12.825%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	805,800
1,250	12.847%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	1,665,737

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
$10,000	4.000%, 11/01/38 (UB) (5)	11/27 at 100.00	AA-	$11,273,000
140,100	4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	154,834,317
42,070	5.000%, 11/01/47 (UB) (5)	No Opt. Call	AA-	62,683,459
9,250	4.000%, 11/01/51 (UB)	11/27 at 100.00	AA-	10,120,148
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
540	13.584%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	809,298
1,250	13.601%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	1,622,263
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
460	15.828%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	792,580
845	15.869%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,389,467
3,150	15.918%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,186,884
2,000	15.918%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,293,260
2,000	15.918%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,293,260
29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47 (UB) (5)	10/26 at 100.00	AA-	31,757,849
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	1,973,535
3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA-	3,786,459
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,610	16.157%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,342,437
1,800	16.165%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,619,324
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,385	13.516%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	3,253,235
2,000	13.519%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,728,300
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
2,500	18.668%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	A+ (7)	2,814,075
2,000	18.668%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	A+ (7)	2,251,260
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	17.546%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF) (5)	8/20 at 100.00	A+ (7)	2,814,075
2,500	17.546%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF) (5)	8/20 at 100.00	A+ (7)	2,814,075
8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (5)	10/26 at 100.00	AAA	9,663,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (5)	11/23 at 100.00	Aa2	$6,477,240
11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48	10/22 at 105.00	N/R	11,961,934
1,315	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25	10/22 at 105.00	N/R	1,343,351
1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB	1,581,525
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Taxable Series 2019:
1,515	5.000%, 10/01/49	10/27 at 100.00	N/R	1,598,431
1,650	5.000%, 10/01/57	10/27 at 100.00	N/R	1,727,500
	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
640	5.500%, 6/01/38	6/26 at 100.00	BB	718,778
1,595	5.500%, 6/01/48	6/26 at 100.00	BB	1,772,858
1,550	5.500%, 6/01/53	6/26 at 100.00	BB	1,713,478
1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48	6/28 at 100.00	Ba1	1,320,281
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	550,540
6,025	5.000%, 6/15/46	6/26 at 100.00	BB	6,568,093
3,805	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,026,451
2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB	2,096,340
1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BB	1,320,977
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,875,152
675	5.300%, 8/01/47	8/22 at 100.00	BB	705,699
1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education-Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,184,330
1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB-	1,813,342
895	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45	8/26 at 100.00	N/R	974,852
1,715	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BBB-	1,937,470

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
$700	6.750%, 10/01/28	1/20 at 100.00	N/R	$700,966
1,000	7.000%, 10/01/39	1/20 at 100.00	N/R	1,001,110
2,225	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	2,470,684
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,387,399
8,335	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	8,652,730
5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	5,443,300
7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48	11/23 at 100.00	N/R	8,522,187
3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,182,119
	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36	11/26 at 100.00	N/R	1,150,570
3,935	5.000%, 11/01/46	11/26 at 100.00	N/R	4,456,387
	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	598,409
530	6.875%, 1/01/42	1/22 at 100.00	N/R	558,101
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,288,451
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
2,600	4.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB	2,774,382
9,350	4.000%, 12/31/47 – AGM Insured (AMT) (UB) (5)	6/28 at 100.00	BBB	10,049,474
1,170	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/47	11/26 at 100.00	BBB-	1,337,989
1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB-	1,198,003
3,310	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2017A, 5.000%, 6/01/43 (UB) (5)	6/27 at 100.00	A3	3,881,637
5,600	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT)	No Opt. Call	N/R	1,680,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT)	12/23 at 102.00	N/R	1,655,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$13,965	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	$15,117,950
12,940	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	13,948,932
	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A:
870	5.000%, 6/15/39	6/23 at 100.00	N/R	896,909
1,000	5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	1,027,040
	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,141,495
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,150,779
465	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	467,548
10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (5)	2/28 at 100.00	Aa3	10,972,900
60,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015A, 7.250%, 6/10/20 (4)	No Opt. Call	N/R	60,375,000
7,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (4)	No Opt. Call	N/R	7,043,750
6,910	California Public Finance Authority, Revenue Bonds, Verity Health System, Taxable Note Series 2015C, 9.500%, 6/10/20 (4)	No Opt. Call	N/R	6,944,550
1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	Caa2	1,644,257
	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36	7/26 at 100.00	BB+	4,771,123
2,360	5.000%, 7/01/46	7/26 at 100.00	BB+	2,566,925
	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42	6/26 at 100.00	N/R	2,930,163
1,025	5.000%, 6/01/52	6/26 at 100.00	N/R	1,083,015
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42	6/26 at 100.00	N/R	1,828,376
1,100	5.000%, 6/01/52	6/26 at 100.00	N/R	967,659
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	6,779,122
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,809,758

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,600	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%, 6/01/58 (WI/DD, Settling 12/31/19)	6/26 at 100.00	N/R	$2,811,377
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42	6/26 at 100.00	N/R	2,722,707
2,930	5.000%, 6/01/52	6/26 at 100.00	N/R	3,133,459
2,000	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44	10/27 at 100.00	BB+	2,224,760
1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB-	1,059,860
	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37	7/27 at 100.00	N/R	1,306,163
5,000	6.500%, 7/01/50	7/27 at 100.00	N/R	5,219,550
1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47	5/27 at 100.00	N/R	1,450,664
1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55	6/27 at 100.00	N/R	1,220,704
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2017A:
1,230	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,330,663
1,460	5.250%, 6/01/52	6/26 at 100.00	N/R	1,573,384
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools - Obligated Group, Series 2017G:
610	5.000%, 6/01/47	6/27 at 100.00	N/R	658,099
525	5.000%, 6/01/53	6/27 at 100.00	N/R	562,538
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,362,735
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,691,475
11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	235,400
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB	2,248,285
4,960	6.750%, 8/01/44	2/24 at 100.00	BB	5,553,464
1,340	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/52	7/27 at 100.00	Ba1	1,454,021
2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB	2,135,520
1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,397,552

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	$760,228
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41	7/26 at 100.00	BB+	1,460,365
2,250	6.000%, 7/01/51	7/26 at 100.00	BB+	2,582,685
10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 13.584%, 9/01/32, 144A (IF) (5)	9/23 at 100.00	AA-	16,259,109
15,725	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 13.687%, 4/01/43, 144A (IF) (5)	4/23 at 100.00	AA-	22,799,363
4,500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.060%, 3/01/40 – AGM Insured, 144A (IF) (5)	3/20 at 100.00	AA	4,629,465
3,055	California State, General Obligation Bonds, Various Purpose Series 2015, 4.000%, 8/01/45 (UB) (5)	8/25 at 100.00	AA-	3,330,836
10,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA-	11,839,700
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	13.587%, 11/01/43, 144A (IF) (5)	11/23 at 100.00	AA-	3,815,025
750	9.626%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	988,643
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB-	38,395,335
101,445	5.500%, 12/01/54	12/24 at 100.00	BB-	112,594,820
135,790	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	152,632,034
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
4,565	5.250%, 12/01/43	6/28 at 100.00	BB-	5,307,817
35,295	5.500%, 12/01/58	6/28 at 100.00	BB-	41,235,501
1,000	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52	7/29 at 100.00	BB+	1,148,170
2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,562,384
1,245	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,317,733
440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 15.355%, 11/15/49, 144A (IF) (5)	11/24 at 100.00	AA	733,581
25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	A-	27,726,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
$3,000	4.000%, 8/15/41 (UB) (5)	8/26 at 100.00	A+	$3,300,390
5,440	5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	6,315,514
6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (5)	12/27 at 100.00	A+	7,628,530
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36	6/26 at 100.00	N/R	8,171,021
8,150	5.000%, 6/01/46	6/26 at 100.00	N/R	9,099,067
14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	A-	15,506,077
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	A-	1,115,920
1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	B+ (7)	1,197,834
3,000	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45	7/25 at 100.00	BB+	3,325,200
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,455,341
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,518,465
1,285	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,458,488
1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,079,480
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,515	5.000%, 9/02/35	9/25 at 100.00	N/R	3,815,568
1,125	5.000%, 9/02/40	9/25 at 100.00	N/R	1,212,165
3,890	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	3,975,191
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,790	5.000%, 9/02/37	9/27 at 100.00	N/R	1,980,456
1,980	5.000%, 9/02/46	9/27 at 100.00	N/R	2,173,862
2,155	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	2,433,879
3,145	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	3,687,953

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,160	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	$2,371,334
4,950	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,317,636
	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,391,363
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,514,622
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,115	5.750%, 7/01/24 (8)	1/20 at 100.00	N/R	1,663,011
10,195	5.750%, 7/01/30 (8)	1/20 at 100.00	N/R	8,016,265
15,010	5.750%, 7/01/35 (8)	1/20 at 100.00	N/R	11,802,270
13,000	5.500%, 7/01/39 (8)	1/20 at 100.00	N/R	10,221,820
2,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (8)	1/20 at 100.00	N/R	2,052,227
1,085	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 – NPFG Insured	No Opt. Call	Baa2	740,947
12,780	Central Union High School District, Imperial County, California, General Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49 (UB) (5)	8/28 at 100.00	Aa3	14,213,021
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,019,520
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
525	5.000%, 9/01/22 – AMBAC Insured	1/20 at 100.00	N/R	526,391
155	5.250%, 9/01/27 – AMBAC Insured	1/20 at 100.00	N/R	155,375
2,820	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27	9/24 at 100.00	N/R	2,903,303
5,750	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	1/20 at 100.00	N/R	5,759,602
2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 2015-XF0229, 13.643%, 6/01/21, 144A (IF) (5)	No Opt. Call	AA+	3,947,875
500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	548,360
18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	19,935,987
1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,348,175
5,820	Davis Joint Unified School District, Yolo County, California, General Obligation Bonds, Series 2019, 4.000%, 8/01/40 – AGM Insured (UB) (5)	8/26 at 100.00	AA	6,405,841
4,100	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	4,727,669

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017:
$10,535	4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	$11,517,073
10,000	4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa2	10,903,900
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA-	2,980,600
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA-	3,949,217
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA-	3,819,670
5,875	0.000%, 4/01/38 – SYNCORA GTY Insured (UB) (5)	No Opt. Call	AA-	3,551,026
3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	3/20 at 100.00	N/R	3,490,967
7,385	Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (5)	5/27 at 100.00	A2	8,148,978
2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,231,798
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BBB-	7,583,810
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
6,000	0.000%, 1/15/32 – AGM Insured (6)	1/31 at 100.00	BBB	6,603,720
4,500	5.750%, 1/15/46	1/24 at 100.00	Baa2	5,173,830
10,060	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 – AGM Insured (UB) (5)	7/29 at 100.00	A2	10,660,783
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B:
9,550	0.000%, 8/01/43	8/26 at 54.52	Aa3	4,310,106
6,900	4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	7,528,107
16,625	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (UB) (5)	8/24 at 100.00	Aa3	17,783,596
5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (5)	8/27 at 100.00	AA	5,839,237
12,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	13,868,160
145,195	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	151,810,084
13,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	13,446,420
48,050	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	49,700,037

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
$690	12.804%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	A+	$1,119,152
2,485	12.813%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	A+	4,031,888
1,182,910	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	1/20 at 20.36	CCC-	200,313,979
1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,737,252
1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 19.341%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (5)	7/21 at 100.00	Aaa (7)	2,471,587
7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA	7,798,140
430	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	3/20 at 100.00	N/R	432,176
18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA+	20,838,079
	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (5)	8/26 at 100.00	AA	13,906,687
44,380	4.000%, 8/01/42 – AGM Insured (UB) (5)	8/26 at 100.00	AA	48,632,492
2,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%, 5/15/39 (UB) (5)	5/29 at 100.00	A	2,873,388
160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	1/20 at 100.00	A	160,542
283,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	1/20 at 16.25	CCC	45,884,848
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,599,757
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,467,251
11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41 (UB) (5)	8/27 at 100.00	Aa3	12,867,720
4,290	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,681,076
1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB-	1,164,790
260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	287,940
1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,255,154

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
$1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	$1,693,185
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,135,560
1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,057,960
3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,577,060
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
1,945	5.400%, 9/01/38	9/26 at 103.00	N/R	2,056,760
1,220	5.400%, 9/01/38	9/26 at 103.00	N/R	1,290,101
2,410	5.400%, 9/01/38	9/26 at 103.00	N/R	2,548,479
860	5.400%, 9/01/38	9/26 at 103.00	N/R	909,416
3,095	5.500%, 9/01/43	9/26 at 103.00	N/R	3,279,122
1,945	5.500%, 9/01/43	9/26 at 103.00	N/R	2,060,708
3,820	5.500%, 9/01/43	9/26 at 103.00	N/R	4,047,252
1,360	5.500%, 9/01/43	9/26 at 103.00	N/R	1,440,906
4,830	5.600%, 9/01/49	9/26 at 103.00	N/R	5,118,351
3,665	5.600%, 9/01/49	9/26 at 103.00	N/R	3,883,800
7,205	5.600%, 9/01/49	9/26 at 103.00	N/R	7,635,138
2,565	5.600%, 9/01/49	9/26 at 103.00	N/R	2,718,130
805	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	875,599
8,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Election of 2016 Measure J, Series 2019, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	8,784,240
21,925	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	17,747,630
10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	11,355,464
45,380	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47 (UB) (WI/DD, Settling 1/07/20)	8/29 at 100.00	AA-	46,008,513
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (5)	8/26 at 100.00	Aa2	7,152,299
10,450	4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa2	11,663,977
13,045	4.000%, 8/01/41 (UB) (5)	8/26 at 100.00	Aa2	14,530,434
14,760	4.000%, 8/01/42 (UB) (5)	8/26 at 100.00	Aa2	16,411,644
32,355	4.000%, 8/01/45 (UB) (5)	8/26 at 100.00	Aa2	35,783,012
1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	1,837,312

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,915	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	$6,092,982
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
14,895	4.000%, 5/15/44 (AMT) (UB) (5)	5/29 at 100.00	AA-	16,707,573
11,910	5.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	AA-	14,377,633
6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT) (UB) (5)	5/26 at 100.00	AA-	7,307,685
5,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 3.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	AA-	4,995,750
1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 13.361%, 5/15/40, 144A (IF) (5)	5/20 at 100.00	AA	1,982,737
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	AA	5,738,000
24,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA	28,551,360
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	14.611%, 7/01/38, 144A (IF) (5)	7/22 at 100.00	AA	1,583,826
1,715	14.634%, 7/01/43, 144A (IF) (5)	1/24 at 100.00	AA	2,623,899
16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	17,795,503
2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 17.698%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	Aa2	4,216,850
8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa2	8,823,120
18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2018B, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	Aa2	20,832,174
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,093,850
8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,823,120
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,295,229
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	2,906,838
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	11,019,208
3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,351,517
25,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	28,178,070

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	AA-	$8,787,688
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	926,873
1,190	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,240,765
1,450	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2011-1, Improvement Area 4, Series 2019, 5.000%, 9/01/48	9/26 at 103.00	N/R	1,691,323
	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,652,482
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,159,173
6,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	6,433,140
1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,197,894
	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	3/20 at 100.00	N/R	1,014,262
1,325	5.000%, 9/01/37	3/20 at 100.00	N/R	1,329,744
15,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	17,115,750
2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A	2,161,580
580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	675,236
2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	2,578,348
3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	3,161,311
18,655	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa2	20,543,259
3,565	Orange County Health Facilities Authority, Hospital Revenue Bonds, California, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 12.530%, 10/01/42, 144A (IF) (5)	4/22 at 100.00	A2	4,481,526
2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51	8/37 at 100.00	AA	1,751,224
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43	8/38 at 100.00	AA	710,409
2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/20 at 100.00	N/R	2,495,661

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
$1,700	5.250%, 9/01/26	3/20 at 100.00	N/R	$1,702,380
3,780	5.450%, 9/01/32	3/20 at 100.00	N/R	3,785,859
4,480	5.500%, 9/01/36	3/20 at 100.00	N/R	4,486,630
	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA-	930,975
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA-	895,953
8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa3	9,885,200
8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45 (UB) (5)	8/27 at 100.00	AA	8,948,160
	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B:
1,000	0.000%, 8/01/45	8/40 at 100.00	AA	1,007,360
17,020	0.000%, 8/01/45 (UB) (5)	8/40 at 100.00	AA	17,145,267
17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	18,073,496
16,310	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	18,128,728
2,855	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	3,180,356
5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	6,009,903
3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	4,629,534
2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,073,750
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	13,926,550
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	10,396,698
6,015	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46	No Opt. Call	AA-	2,697,066
1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,402,850
4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	1/20 at 100.00	N/R	4,415,528
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,918,775

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 13.859%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	$2,141,725
3,030	Riverside County Public Financing Authority, California, Tax Allocation Revenue Bonds, Desert Communities & Interestate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (5)	10/27 at 100.00	AA	3,333,424
6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (5)	10/27 at 100.00	AA	6,924,375
1,500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project Area, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (7)	1,556,145
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	3,513,222
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	3,361,757
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	3,206,340
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	2,428,048
1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A (7)	1,105,820
1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,497,533
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	343,805
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	395,545
2,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,095,008
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,304,924
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,133,680
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	2,001,843
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,086,894
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,541,670
4,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	4,556,120
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	13.749%, 12/01/30, 144A (IF) (5)	No Opt. Call	A+	5,413,450
3,000	14.062%, 12/01/30, 144A (IF) (5)	No Opt. Call	A+	6,496,140
6,580	13.852%, 12/01/33, 144A (IF) (5)	No Opt. Call	A+	15,933,273

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 13.803%, 12/01/30, 144A (IF) (5)	No Opt. Call	A+	$3,871,663
5,485	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/20 at 100.00	N/R	5,515,442
7,130	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44 (UB) (5)	No Opt. Call	AA	3,291,707
2,290	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,554,014
1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,129,160
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,443,520
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,351,304
10,000	San Diego Unified School District, California, 0.000%, 7/01/40 (UB) (5)	No Opt. Call	AA-	10,431,700
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2012E, 0.000%, 7/01/49	No Opt. Call	AA-	848,520
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	10,653,200
20,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	Aa2	22,381,800
29,410	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	30,429,057
17,840	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT) (UB) (5)	5/26 at 100.00	A+	20,587,538
137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT) (UB) (5)	5/28 at 100.00	A+	164,075,978
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
10,000	5.000%, 5/01/38 (AMT) (UB) (5)	5/29 at 100.00	A+	12,253,200
93,500	5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A+	112,998,490
29,150	4.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A+	32,220,661
78,650	5.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A+	94,453,931
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
12,660	4.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	A+	13,980,818
10,000	5.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	A+	12,008,000
6,505	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (5)	7/27 at 100.00	AA+	6,607,974
4,825	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,278,019

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	$1,409,563
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	2,069,402
8,905	0.000%, 8/01/31	8/21 at 61.78	N/R	5,209,692
17,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	5,449,981
	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/20 at 54.14	N/R	742,748
3,020	0.000%, 8/01/34	2/20 at 42.55	N/R	1,282,201
16,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB-	18,173,920
	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A:
7,610	0.000%, 9/01/41 (6)	9/36 at 100.00	AA+	8,069,872
20,035	0.000%, 7/01/51 (UB) (5)	9/41 at 100.00	AA+	16,839,217
13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (5)	8/27 at 100.00	AA	14,784,937
5,350	Santa Ana Unified School District, Orange County, California, Certificates of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,833,435
7,030	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/48 (UB) (5)	8/28 at 100.00	A+	7,825,796
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (5)	No Opt. Call	AA	1,335,000
7,435	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	1/20 at 100.00	N/R	7,445,558
42,005	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (5)	7/26 at 100.00	AA+	46,282,789
3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	3,460,665
	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,542,004
3,425	6.000%, 9/01/43	9/23 at 100.00	N/R	3,820,142
6,980	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (UB) (5)	No Opt. Call	A2	6,831,466

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
$22,000	0.000%, 6/01/36	1/20 at 40.41	N/R	$8,852,800
7,500	0.000%, 6/01/47	1/20 at 21.52	N/R	1,606,875
94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	1/20 at 10.47	N/R	9,133,980
11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA	12,611,547
15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA-	17,293,333
4,665	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/42 (UB) (5)	2/26 at 100.00	BBB+	5,058,493
5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AAA	5,501,200
6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,483,360
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
4,115	5.500%, 9/01/27, 144A	No Opt. Call	N/R	4,310,915
3,655	5.750%, 9/01/32	9/27 at 100.00	N/R	3,896,851
4,940	6.125%, 9/01/37	9/27 at 100.00	N/R	5,296,223
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	14,225,925
1,100	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No 14-1, Special Tax Bonds, Series 2018, 5.000%, 9/01/50	9/25 at 103.00	N/R	1,255,628
6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 14.455%, 5/15/38, 144A (IF) (5)	No Opt. Call	AA-	10,376,975
42,780	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	1/20 at 22.87	CCC-	9,631,917
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
15,195	5.375%, 6/01/38	1/20 at 100.00	B-	15,258,211
25,315	5.500%, 6/01/45	1/20 at 100.00	B-	25,421,576
95,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	1/20 at 19.73	CCC-	17,295,252
	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27 (4)	1/20 at 100.00	N/R	690,228
2,785	5.200%, 11/01/32 (4)	1/20 at 100.00	N/R	2,297,959
1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	1,300,690

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
$760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	$840,051
4,110	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	4,559,798
10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Election 2006 Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (5)	8/26 at 100.00	A1	11,579,797
10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46 (UB) (5)	9/27 at 100.00	AA+	11,316,757
10,325	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46 (UB) (5)	5/26 at 100.00	AA-	11,323,118
11,000	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	12,299,320
1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-XF2194, 14.519%, 5/15/37 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	NR (7)	2,132,798
2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 13.215%, 5/15/36 (Pre-refunded 5/15/23), 144A (IF) (5)	5/23 at 100.00	NR (7)	3,743,950
2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 13.460%, 5/15/38, 144A (IF) (5)	5/23 at 100.00	AA	3,881,272
9,945	Upland Unified School District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2011C, 0.000%, 8/01/50	No Opt. Call	A+	3,906,098
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	663,786
3,600	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,978,216
1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,936,062
2,155	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,500,727
14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	16,290,314
3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	4,208,310
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Refunding Series 2013:
645	0.000%, 8/01/48 – BAM Insured	8/39 at 100.00	AA	493,715
7,700	0.000%, 8/01/48 – BAM Insured (UB) (5)	8/39 at 100.00	AA	5,893,965
21,380	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 – BAM Insured (UB) (5)	8/39 at 100.00	AA	16,208,178
25,920	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (UB) (5)	No Opt. Call	AA-	24,548,832
7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/20 at 100.00	N/R	7,281,196
5,533,710	Total California			4,244,021,097

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 8.1%
$2,475	9th Avenue Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.000%, 12/01/48	12/23 at 103.00	N/R	$2,610,828
	Adonea Metropolitan District 2, Colorado, Aurora, Arapahoe County, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,194,272
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	4,859,725
7,825	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	8,182,368
4,824	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	4,918,497
	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	522,860
1,575	5.125%, 12/01/47	12/22 at 103.00	N/R	1,637,953
515	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	532,495
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,410,800
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,876,642
2,090	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,151,509
3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,095,610
527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	545,756
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
750	5.000%, 12/01/39	9/24 at 103.00	N/R	803,603
4,070	5.000%, 12/01/48	9/24 at 103.00	N/R	4,325,026
4,279	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	4,403,904
4,405	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,538,824
1,620	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,674,124
3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,444,092
2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,318,952

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	$2,649,900
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,780,186
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,661,097
2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,487,409
2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	3,077,715
644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	673,064
334	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	335,273
1,820	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,827,007
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	519,430
2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,302,223
829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	848,855
1,987	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44	12/24 at 100.00	N/R	2,074,354
1,405	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%, 12/15/49	12/24 at 103.00	N/R	1,407,136
2,965	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	3,136,703
675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	696,627
1,540	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,615,891
257	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%, 12/15/48	12/23 at 103.00	N/R	268,614
3,500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	3,747,310
7,075	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest),, 0.000%, 12/01/48	6/24 at 85.96	N/R	4,453,996

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A:
$835	5.000%, 12/01/39	6/24 at 103.00	N/R	$885,317
4,250	5.000%, 12/01/49	6/24 at 103.00	N/R	4,450,685
18,415	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 0.000%, 12/01/49	6/24 at 79.97	N/R	10,625,639
1,241	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,290,739
	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018A:
1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	1,240,968
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,354,850
1,226	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,251,942
3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,373,450
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	3,315,181
8,270	6.125%, 12/01/47	12/22 at 103.00	N/R	8,697,476
8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,869,166
3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,533,333
2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,096,440
4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	5,161,922
	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017:
3,275	5.000%, 12/01/37	12/20 at 103.00	N/R	3,364,899
9,265	5.000%, 12/01/47	12/20 at 103.00	N/R	9,485,785
3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	4,148,728
1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	1,970,700
2,618	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	1/20 at 100.00	N/R	2,619,230

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
$6,250	5.000%, 12/01/37	12/22 at 103.00	N/R	$6,631,625
18,770	5.000%, 12/01/47	12/22 at 103.00	N/R	19,748,855
4,495	Centerra Metropolitan District No 1, In the City of Loveland, Larimer County, Colorado, Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,783,085
4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,691,925
1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,937,837
1,345	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,409,990
1,035	City Center West Residential Metropolitan District 2, Greeley, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,087,361
2,648	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	1/20 at 100.00	N/R	2,648,477
765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	797,474
2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,951,920
	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,355,916
8,170	6.500%, 12/01/47	12/22 at 103.00	N/R	8,556,114
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,487,155
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	9,196,320
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,823,286
2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	AA-	2,668,666
4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,397,028
1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46	7/25 at 100.00	BB	1,440,734
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	1/20 at 100.00	BB+	1,753,990
5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,824,989
935	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB-	995,167

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
$2,920	5.000%, 7/01/36	7/26 at 100.00	BB	$3,147,848
3,855	5.000%, 7/01/46	7/26 at 100.00	BB	4,098,482
4,490	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,725,411
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,155,552
3,150	5.375%, 7/01/44	7/24 at 100.00	BB	3,343,851
2,700	5.500%, 7/01/49	7/24 at 100.00	BB	2,874,231
825	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	871,604
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BBB-	3,053,977
7,500	5.000%, 12/15/45	12/25 at 100.00	BBB-	8,206,650
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
2,000	5.000%, 9/01/36	9/21 at 100.00	N/R	2,034,300
3,780	5.000%, 9/01/46	9/21 at 100.00	N/R	3,828,422
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	Baa3	959,393
765	5.125%, 11/01/49	11/24 at 100.00	Baa3	827,156
3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	1/20 at 100.00	N/R	3,967,141
47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA	52,090,110
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,562,520
4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46	2/26 at 100.00	N/R	4,218,212
1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 14.016%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	2,641,467
3,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 13.340%, 2/01/41 (Pre-refunded 2/01/21), 144A (IF) (5)	2/21 at 100.00	BBB+ (7)	4,018,871
3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 14.021%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	5,815,007

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 14.755%, 10/01/37 (Pre-refunded 11/13/23), 144A (IF) (5)	11/23 at 100.00	BBB+ (7)	$4,884,570
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (5)	6/26 at 100.00	A+	5,798,100
15,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	15,961,350
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	834,526
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
2,000	20.195%, 1/01/35, 144A (IF) (5)	1/24 at 100.00	AA-	3,434,000
4,785	17.698%, 1/01/44, 144A (IF) (5)	1/24 at 100.00	AA-	7,386,174
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45	12/25 at 100.00	N/R	1,452,061
4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	4,601,347
135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/20 (4), (8)	No Opt. Call	N/R	—
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	0.000%, 4/01/22 (AMT) (4), (8)	No Opt. Call	N/R	111,062
2,668	0.000%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	432,951
31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	34,825,039
750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	772,703
6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,488,885
1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,557,315
15,070	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series, 0.000%, 12/01/48	6/24 at 99.88	N/R	11,530,961
1,996	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48	6/24 at 103.00	N/R	2,070,131
30,925	Colorado International Center Metropolitan District No 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series, 0.000%, 12/01/47	6/24 at 94.26	N/R	22,733,895
3,130	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,319,459

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	$3,965,837
1,156	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,194,830
405	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	397,686
5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,838,391
5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,046,231
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27 (4)	1/20 at 100.00	N/R	5,046,000
10,965	5.450%, 12/01/34	1/20 at 100.00	N/R	6,579,000
	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019:
1,235	4.000%, 12/01/29	12/24 at 103.00	N/R	1,261,046
2,950	5.000%, 12/01/39	12/24 at 103.00	N/R	3,119,566
1,750	5.000%, 12/01/43	12/24 at 103.00	N/R	1,821,820
4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,727,177
520	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2019B, 5.000%, 12/15/49	12/20 at 103.00	N/R	519,860
	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	882,899
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,339,994
506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	526,569
2,000	Copperleaf Metropolitan District No 6, In Arapahoe County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,100,280
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,022,766
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,868,824
3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	4,169,944
5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (4)	12/21 at 100.00	N/R	2,436,950

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$670	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	$713,021
3,440	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50	11/29 at 100.00	N/R	3,678,908
	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
4,060	5.625%, 12/01/38	12/23 at 103.00	N/R	4,288,984
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	10,141,291
1,630	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,700,970
2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,492,943
2,543	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,617,561
670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	688,130
4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,924,348
7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	7,852,138
750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	768,638
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
3,470	4.000%, 12/01/43 (AMT) (UB) (5)	12/28 at 100.00	A	3,769,947
53,210	4.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	57,349,206
25,510	5.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	30,198,738
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 12.719%, 11/15/43, 144A (IF) (5)	11/23 at 100.00	A	3,719,275
2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,577,059
1,270	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,311,313
	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
2,720	5.500%, 12/01/38	12/23 at 103.00	N/R	2,899,221
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	9,119,344
1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,928,495

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,800	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	$1,889,982
2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,165,683
870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	891,080
13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (5)	6/26 at 100.00	Aa2	14,697,955
2,000	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019, 5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,123,960
3,500	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	3,573,710
1,693	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,758,248
704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	728,788
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
13,000	0.000%, 9/01/40	No Opt. Call	A	7,022,990
1,500	0.000%, 9/01/41	No Opt. Call	A	778,965
1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	889,275
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	29,809,408
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	54,041
500	0.010%, 9/01/31 – NPFG Insured	No Opt. Call	A	372,840
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	7,889,365
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	348,430
45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	21,287,689
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	12,429,792
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	11,873,545
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	9,081,610
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	27,354,240
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	19,899,402
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.010%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	2,017,530
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	A	502,451

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,010	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	$4,151,593
584	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	602,057
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	583,462
2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,413,888
632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	653,412
1,620	Erie Highlands Metropolitan District No 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,682,338
2,405	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/49	12/23 at 103.00	N/R	2,525,587
398	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/23 at 103.00	N/R	416,145
545	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 8/01/49	9/24 at 103.00	Ba1	595,821
520	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49	9/24 at 103.00	N/R	522,584
4,584	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	4,604,078
2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,360,207
2,083	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,148,635
1,000	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B-1, 5.125%, 12/15/49	12/24 at 103.00	N/R	1,005,720
2,000	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,033,220
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,313	5.250%, 12/01/24	No Opt. Call	N/R	2,437,509
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,738,184
35,930	6.000%, 12/01/38	12/24 at 100.00	N/R	37,891,059
2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,559,197

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	$773,074
700	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	717,731
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
2,340	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	2,386,121
2,740	5.375%, 12/01/49	6/24 at 103.00	N/R	2,793,512
700	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	6/24 at 103.00	N/R	711,809
800	Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%, 12/01/48	12/26 at 100.00	N/R	844,472
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,058,140
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,670,415
1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,789,677
1,320	Glen Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,357,316
5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52	12/23 at 103.00	N/R	5,716,792
2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (4)	1/20 at 100.00	N/R	2,070,437
2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (4)	1/20 at 100.00	N/R	2,700,992
3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (4)	12/20 at 100.00	N/R	3,873,412
780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	790,397
5,930	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	6,122,369
2,260	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,420,053
735	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	844,037
4,995	Green Gables Metropolitan District No 2 , In Jefferson County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	5,259,086
2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	2,668,600

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	$798,630
	Haskins Station Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Special Revenue Convertible to Unlimited Tax Series 2019A:
690	5.000%, 12/01/39	12/24 at 103.00	N/R	713,653
1,125	5.000%, 12/01/49	12/24 at 103.00	N/R	1,144,800
1,327	Haskins Station Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Special Revenue Subordinate Series 2019B, 8.750%, 12/15/49	12/24 at 103.00	N/R	1,328,088
4,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,776,849
820	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	840,664
16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,780,123
8,120	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	1/20 at 100.00	N/R	8,123,086
3,420	Highlands Metropolitan District No 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,562,785
1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,638,368
336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	345,458
4,840	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,011,723
1,095	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,148,808
208	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	217,483
	Hunters Overlook Metropolitan District 5, Severance, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
900	5.000%, 12/01/39	9/24 at 103.00	N/R	965,934
1,735	5.000%, 12/01/49	9/24 at 103.00	N/R	1,839,031
1,017	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	1,091,119
778	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	809,991
6,550	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	6,865,579
6,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	7,032,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48	12/23 at 103.00	N/R	$2,311,392
1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,656,368
	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	5.000%, 12/01/39	12/24 at 103.00	N/R	516,805
1,300	5.000%, 12/01/49	12/24 at 103.00	N/R	1,326,325
1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,642,438
534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	561,661
6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,430,342
	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,292,047
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,636,950
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,339	5.125%, 12/01/31	12/21 at 103.00	N/R	5,449,144
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,607,551
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	19,560,314
7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	7,045,934
3,260	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/20 at 100.00	N/R	3,228,019
	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,809,428
439	7.500%, 8/01/48	12/23 at 103.00	N/R	452,872
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
2,200	5.125%, 12/01/37	12/23 at 103.00	N/R	2,345,244
5,000	5.250%, 12/01/47	12/23 at 103.00	N/R	5,326,100
2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,414,776
6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,401,765
	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
875	5.000%, 12/01/39	9/24 at 103.00	N/R	928,646
2,335	5.000%, 12/01/49	9/24 at 103.00	N/R	2,437,483

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$685	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	$701,399
7,135	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	7,488,397
1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,255,993
1,618	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,630,604
3,244	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,432,736
	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	525,295
1,770	5.000%, 12/01/45	12/21 at 103.00	N/R	1,855,845
695	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	720,096
5,150	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,399,620
2,204	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,287,201
2,199	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,284,519
1,280	Littleton Village Metropolitan District No 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	1,329,050
1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,328,139
197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	201,846
2,820	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,961,508
674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	694,894
1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,533,832
1,416	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,455,124
1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,859,439

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
$1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	$1,585,455
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,533,836
2,295	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,361,257
2,650	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,694,838
561	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46	12/21 at 103.00	N/R	567,777
	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (4)	1/20 at 100.00	N/R	5,770,000
10,910	6.125%, 12/01/35 (4)	1/20 at 100.00	N/R	10,910,000
1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	1,823,290
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,704,059
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	3,019,399
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,847,878
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	9,073,580
2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	2,033,160
7,039	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	7,297,472
698	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	726,171
	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,634,630
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,139,161
2,836	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,958,430
3,515	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	3,672,683
611	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	6/24 at 103.00	N/R	637,041

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	$935,057
940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	959,251
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
10,575	5.000%, 12/01/39	12/24 at 103.00	N/R	10,937,511
30,090	5.000%, 12/01/49	12/24 at 103.00	N/R	30,619,584
3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,626,525
3,712	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	3,702,609
1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,824,572
800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	830,512
	Palisade Park North Metropolitan District No 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	2,115,110
530	8.000%, 12/15/46	12/21 at 103.00	N/R	544,299
1,385	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	1,414,030
1,042	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	1,060,964
1,524	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,578,513
3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	3,927,596
4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,420,684
1,000	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,014,970
	Pinon Pines Metropolitan District No 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	3,034,770
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	4,382,826
1,450	Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,494,283
3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,316,380
3,015	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	3,160,594

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,410	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	$1,472,717
	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
12,990	5.000%, 12/15/41	12/26 at 100.00	N/R	13,738,873
2,140	5.000%, 12/15/41	12/26 at 100.00	N/R	2,226,670
3,000	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	3,131,340
3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,273,383
15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,644,447
16,450	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	17,124,285
2,840	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,945,364
900	Reata Ridge Village Metropolitan District 2, Parker, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	945,531
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	5,144,039
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	10,841,490
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	492,656
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,320,180
3,220	Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46	6/24 at 103.00	N/R	3,369,955
10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (5)	6/23 at 100.00	Aa3	11,052,800
	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust 2015-XF1031:
2,660	13.256%, 6/01/39, 144A (IF) (5)	6/23 at 100.00	AA-	3,776,455
3,190	13.251%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	AA-	4,488,298
2,745	13.251%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	AA-	3,862,133
3,750	13.256%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	AA-	5,276,812
6,500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	6,646,965
5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	6,104,927

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,629	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	$5,881,686
1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,394,311
3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,427,347
1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	1,495,858
510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45 (Pre-refunded 12/15/20)	12/20 at 103.00	N/R (7)	555,033
464	Richards Farm Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49	12/24 at 103.00	N/R	464,204
1,695	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,731,765
1,080	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	1/20 at 100.00	N/R	1,081,015
2,935	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	2,960,828
628	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	632,566
2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,437,065
509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	531,971
	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:
550	5.125%, 12/01/37	12/23 at 103.00	N/R	584,293
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,056,180
635	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	657,714
1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,261,701
1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,794,816
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,538,550
1,900	Silver Peaks Metropolitan District No 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	1,980,693

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,000	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	$2,064,740
2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,032,889
3,714	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	1/20 at 100.00	N/R	3,603,434
1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,914,494
7,000	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	7,269,220
1,950	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	2,020,044
1,000	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.500%, 12/01/48	6/24 at 103.00	N/R	1,042,540
2,208	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	2,291,352
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	854,396
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,280,756
2,005	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (7)	2,114,934
7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Convertible Capital Appreciation Series 2015, 6.500%, 12/01/42	12/20 at 103.00	N/R	7,216,744
5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	5,177,447
6,175	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,368,401
1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,137,167
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,577,415
9,100	5.125%, 12/01/47	12/22 at 103.00	N/R	9,502,311
1,084	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,128,303
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
250	4.000%, 12/01/29	12/24 at 103.00	N/R	263,338
4,305	5.000%, 12/01/38	12/24 at 103.00	N/R	4,666,706
2,520	5.000%, 12/01/49	12/24 at 103.00	N/R	2,702,750

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	12/24 at 103.00	N/R	$3,006,120
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,812,664
4,500	5.750%, 12/01/45	12/20 at 103.00	N/R	4,692,735
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,804,334
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,400,230
1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,089,256
4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,711,140
6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (6)	12/22 at 102.00	N/R	6,356,020
4,915	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	1/20 at 102.00	N/R	5,015,217
2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,367,888
595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	622,501
7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)	1/20 at 100.00	N/R	1,200,000
2,305	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,359,536
2,704	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,848,799
6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	6,464,128
1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,397,332
1,935	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,060,601
1,680	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	1,731,526

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A:
$1,755	5.250%, 12/01/39	12/25 at 103.00	N/R	$1,814,214
5,540	5.250%, 12/01/51	12/25 at 103.00	N/R	5,646,313
1,075	The Village at Dry Creek Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44	9/24 at 103.00	N/R	1,104,896
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
1,410	5.000%, 12/01/39	9/24 at 103.00	N/R	1,515,821
1,315	5.000%, 12/01/49	9/24 at 103.00	N/R	1,400,962
	Thompson Crossing Metropolitan District 6, Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
985	6.000%, 12/01/44	12/20 at 103.00	N/R	1,020,824
784	7.750%, 12/15/44	12/20 at 103.00	N/R	813,902
6,420	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,530,745
	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,559,805
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	2,965,682
953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	988,575
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,020	5.000%, 12/01/39	9/24 at 103.00	N/R	1,064,747
3,380	5.000%, 12/01/49	9/24 at 103.00	N/R	3,472,815
3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,197,400
1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,665,300
9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (4)	1/20 at 100.00	N/R	1,814,500
970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	993,552
	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
4,870	5.375%, 12/01/39	12/23 at 103.00	N/R	5,192,832
28,375	5.500%, 12/01/48	12/23 at 103.00	N/R	30,244,629
1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	1,453,844

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40	12/23 at 103.00	N/R	$791,260
1,695	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,741,155
245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	251,076
1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,818,495
690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	713,488
4,145	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	4,158,264
600	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	601,590
245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	269,059
1,690	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,769,008
2,211	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,274,566
1,300	Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48	6/24 at 103.00	N/R	1,346,501
1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,553,460
849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	874,631
1,965	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	2,004,968
313	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	318,521
	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,065,760
2,635	5.000%, 12/01/47	12/22 at 103.00	N/R	2,767,699
1,995	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,073,862
595	Wild Plum Metropolitan District, Columbine Valley, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	618,568

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	$6,806,800
1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,785,641
	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
1,240	5.000%, 12/01/39	9/24 at 103.00	N/R	1,329,181
1,460	5.000%, 12/01/49	9/24 at 103.00	N/R	1,541,629
756	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	9/24 at 103.00	N/R	767,620
3,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	3,821,841
650	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	649,851
3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,680,014
1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,712,597
	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019:
3,300	5.000%, 12/01/39	9/24 at 103.00	N/R	3,423,057
9,315	5.000%, 12/01/49	9/24 at 103.00	N/R	9,510,522
2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,319,746
292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48	12/23 at 103.00	N/R	306,577
1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	1,401,210
473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	493,755
1,880,270	Total Colorado			1,834,501,249
	Connecticut – 0.4%
7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	1/20 at 100.00	Caa1	7,007,771
5,755	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	A-	6,233,758
5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA-	6,183,905

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut State, General Obligation Bonds, Series 2019A:
$1,825	4.000%, 4/15/37 (UB) (5)	4/29 at 100.00	A	$2,055,242
1,000	5.000%, 4/15/39 (UB) (5)	4/29 at 100.00	A	1,221,240
	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
3,025	18.171%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	NR (7)	3,568,774
2,500	18.191%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	NR (7)	2,950,000
1,750	18.191%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	NR (7)	2,054,255
625	18.191%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	NR (7)	733,644
1,250	18.191%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	NR (7)	1,467,288
3,500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48	10/26 at 102.00	N/R	3,639,440
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
428	7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	434,060
38,220	7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	38,847,190
171,916	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 0.070%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	5,157,485
4,469	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45	2/23 at 100.00	B	4,792,754
5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	5,357,000
253,648	Total Connecticut			91,703,806
	Delaware – 0.2%
17,960	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa2	18,402,175
1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,180,256
	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A:
4,890	6.750%, 9/01/35	3/25 at 100.00	N/R	5,304,672
7,500	7.000%, 9/01/45	3/25 at 100.00	N/R	8,117,625
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BB+	1,236,213
1,450	5.000%, 7/01/48	1/28 at 100.00	BB+	1,614,430
6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48	7/28 at 100.00	N/R	6,648,314
1,350	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48	7/21 at 100.00	N/R	1,412,006
41,482	Total Delaware			43,915,691

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 1.8%
$2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	$2,728,046
314,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	1/20 at 19.73	N/R	61,848,286
	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB) (5)	1/26 at 100.00	A1	5,744,800
10,000	5.000%, 7/15/44 (UB) (5)	1/26 at 100.00	A1	11,418,700
2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc, Series 2011, 6.625%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,178,802
	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	B-	2,618,775
2,740	7.500%, 11/15/31	11/20 at 100.00	B-	2,770,907
1,000	7.875%, 11/15/40	11/20 at 100.00	B-	1,012,630
	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A:
90	6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	95,977
6,410	6.500%, 10/01/41	4/21 at 100.00	Ba2	6,686,463
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB) (5)	4/21 at 100.00	NR (7)	37,324
2,465	6.500%, 10/01/41 (UB) (5)	4/21 at 100.00	Ba2	2,571,315
1,250	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094, 18.191%, 10/01/41 (Pre-refunded 4/01/21) (Mandatory Put 1/07/20), 144A (IF) (5)	4/21 at 100.00	NR (7)	1,467,288
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	632,565
800	5.000%, 7/01/37	7/24 at 103.00	N/R	863,400
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,309,374
20,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55	5/30 at 100.00	N/R	20,046,200
565	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Taxable Series 2019B, 7.000%, 5/15/24	No Opt. Call	N/R	565,848
27,750	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 4.640%, 8/01/37 – NPFG Insured	1/20 at 100.00	Baa2	28,200,938
83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	Baa1	45,948,528
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
124,020	4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	Baa2	135,756,013
15,200	4.000%, 10/01/53 – AGM Insured (UB) (5)	10/29 at 100.00	A2	16,691,880
42,165	4.000%, 10/01/53 (UB) (5)	10/29 at 100.00	Baa2	46,002,858

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48 (AMT) (UB) (5)	10/28 at 100.00	AA-	$5,926,050
673,950	Total District of Columbia			405,122,967
	Florida – 12.9%
1,500	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/39 at 100.00	N/R	1,794,300
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,809,075
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,802,100
	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	10,492,415
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,777,216
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	7,539,150
	Alta Lakes Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,035	4.400%, 5/01/39	5/29 at 100.00	N/R	1,059,623
1,200	4.625%, 5/01/49	5/29 at 100.00	N/R	1,231,968
2,165	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	1/20 at 100.00	N/R	2,187,927
2,800	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	1/20 at 100.00	N/R	2,801,232
1,765	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A, 5.375%, 11/01/48	11/28 at 100.00	N/R	1,863,205
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
2,530	5.250%, 11/01/39	11/29 at 100.00	N/R	2,680,231
4,220	5.375%, 11/01/49	11/29 at 100.00	N/R	4,469,107
1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,712,576
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019A:
1,365	4.000%, 11/01/40	11/29 at 100.00	N/R	1,361,110
2,000	4.000%, 11/01/50	11/29 at 100.00	N/R	1,958,220
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34	11/27 at 100.00	N/R	437,215
1,000	5.125%, 11/01/48	11/27 at 100.00	N/R	1,055,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Avalon Community Improvements Agency, California, Special Assessment Bonds, Area 1 Project, Series 2019:
$500	4.125%, 11/01/39	11/29 at 100.00	N/R	$508,270
1,000	4.375%, 11/01/49	11/29 at 100.00	N/R	1,022,420
750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	852,435
2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,284,707
3,290	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,417,027
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,205	5.300%, 5/01/39	5/29 at 100.00	N/R	1,271,962
2,070	5.375%, 5/01/49	5/29 at 100.00	N/R	2,186,851
22,670	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	23,349,193
3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,793,004
1,010	Aviary at Rutland Ranch Community Development District, Manatee County, Florida, Special Assessment Bonds, Area One Project, Series 2019, 4.625%, 6/01/49	6/29 at 100.00	N/R	1,049,824
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
570	5.000%, 11/01/39	11/29 at 100.00	N/R	611,599
935	5.000%, 11/01/49	11/29 at 100.00	N/R	994,672
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
3,340	5.000%, 11/01/39	11/29 at 100.00	N/R	3,556,198
5,470	5.125%, 11/01/49	11/29 at 100.00	N/R	5,819,259
1,460	5.125%, 11/01/51	11/29 at 100.00	N/R	1,550,812
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
480	5.000%, 11/01/39	11/29 at 100.00	N/R	511,070
820	5.125%, 11/01/49	11/29 at 100.00	N/R	872,357
2,600	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,768,714
1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 5.000%, 11/01/48	11/28 at 100.00	N/R	1,782,904
2,000	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,126,920
4,505	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,928,200
925	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	N/R	976,865

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,495	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	$3,595,167
2,975	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,029,413
4,285	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,407,808
3,135	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	3,184,000
2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,707,452
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,637,789
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,092,629
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,274,694
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	83,990
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,736,066
125	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	1/20 at 100.00	N/R	125,170
1,780	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39	11/29 at 100.00	N/R	1,905,401
3,380	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	3,656,349
4,100	Beaumont Communit Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49	11/29 at 100.00	N/R	4,377,201
2,060	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	2,204,262
2,830	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	1/20 at 100.00	N/R	2,831,189
2,985	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	3,737,160
1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/33 at 100.00	N/R	1,206,480
	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
725	5.375%, 11/01/36	11/27 at 100.00	N/R	777,548
1,050	5.500%, 11/01/46	11/27 at 100.00	N/R	1,127,123
135	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	148,050
3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,327,776

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019:
$1,395	4.250%, 6/15/39	6/29 at 100.00	N/R	$1,438,831
1,500	4.500%, 6/15/49	6/29 at 100.00	N/R	1,552,530
31,145	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	32,059,417
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,057,470
	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,795	5.000%, 5/01/38	5/28 at 100.00	N/R	1,884,265
2,990	5.125%, 5/01/48	5/28 at 100.00	N/R	3,142,759
2,335	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	1/20 at 100.00	N/R	2,307,073
10,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/49 (AMT) (UB) (5)	9/29 at 100.00	A	10,826,100
	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
1,325	5.125%, 11/01/38	11/27 at 100.00	N/R	1,399,624
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	2,017,705
2,000	Campo Bello Community Development District, Florida, Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	1,979,280
4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.875%, 7/01/40	7/25 at 100.00	N/R	4,344,080
350	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.125%, 10/01/21 – NPFG Insured	1/20 at 100.00	Baa2	350,483
10,455	Capital Trust Agency, Educational Facilities Revenue Bonds, Florida, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	10,935,303
	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A:
1,000	5.375%, 6/15/38	6/28 at 100.00	N/R	1,119,810
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	2,169,975
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A:
750	5.125%, 7/01/39	1/29 at 100.00	N/R	787,823
1,000	5.375%, 7/01/54	1/29 at 100.00	N/R	1,047,550
1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (4)	1/21 at 103.00	N/R	1,209,600
720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	1/20 at 100.00	N/R	720,000
2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	B+	2,012,246

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
$730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	$765,814
4,030	6.200%, 8/15/48	8/28 at 100.00	N/R	4,226,865
3,955	6.375%, 8/15/53	8/28 at 100.00	N/R	4,146,817
4,990	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,090,299
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37	7/27 at 100.00	Ba1	3,925,447
4,820	5.500%, 7/01/47	7/27 at 100.00	Ba1	5,386,687
5,750	Capital Trust Agency, Florida, Revenue Bonds, Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49	4/24 at 103.00	N/R	5,581,467
45,240	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	49,165,022
10,500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47	6/27 at 100.00	N/R	11,191,845
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
1,000	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,055,170
5,425	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	5,689,740
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,148,053
895	5.000%, 10/15/52	10/27 at 100.00	Ba2	937,521
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A:
1,030	5.000%, 10/15/39, 144A	10/27 at 100.00	Ba2	1,096,116
1,125	5.000%, 10/15/49	10/27 at 100.00	Ba2	1,183,399
1,345	5.000%, 10/15/54	10/27 at 100.00	Ba2	1,407,085
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,941,598
2,735	5.625%, 8/01/37	8/24 at 103.00	N/R	2,862,670
11,680	5.875%, 8/01/52	8/24 at 103.00	N/R	12,167,990
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
780	5.625%, 11/01/36	11/26 at 100.00	N/R	840,614
1,865	5.750%, 11/01/47	11/26 at 100.00	N/R	2,020,727
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	658,194
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,300,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,575	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	1/20 at 100.00	N/R	$2,576,622
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,224,354
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	10,223,577
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,826,521
4,000	5.000%, 5/01/48	5/27 at 100.00	N/R	4,236,040
1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,275,816
4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36 (AMT)	10/25 at 100.00	N/R	4,308,200
6,220	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	6,751,561
	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
500	4.750%, 6/15/39	6/29 at 100.00	N/R	533,315
1,000	5.000%, 6/15/49	6/29 at 100.00	N/R	1,065,870
2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,815,757
3,065	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	1/20 at 100.00	N/R	3,067,820
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	531,870
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB-	2,274,009
	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	7,514,000
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	4,695,900
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49	5/25 at 100.00	N/R	938,820
	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A:
1,110	5.000%, 12/01/37	12/27 at 100.00	N/R	1,167,676
2,205	5.000%, 12/01/47	12/27 at 100.00	N/R	2,291,017
	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
925	4.625%, 5/01/35	5/26 at 100.00	N/R	959,438
500	4.750%, 5/01/46	5/26 at 100.00	N/R	520,385

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
$500	4.750%, 11/01/38	11/31 at 100.00	N/R	$541,420
1,000	5.000%, 11/01/49	11/31 at 100.00	N/R	1,081,680
2,625	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	1/20 at 100.00	N/R	2,626,654
	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019:
500	4.000%, 12/15/39	12/29 at 100.00	N/R	509,460
1,000	4.250%, 12/15/49	12/29 at 100.00	N/R	1,022,810
1,735	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	1/20 at 100.00	N/R	1,734,879
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
3,095	5.000%, 11/01/38	11/32 at 100.00	N/R	3,319,295
6,320	5.125%, 11/01/50	11/32 at 100.00	N/R	6,784,962
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
2,500	4.700%, 11/01/39	11/29 at 100.00	N/R	2,589,475
4,010	4.750%, 11/01/49	11/29 at 100.00	N/R	4,120,756
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
790	5.250%, 11/01/37	11/28 at 100.00	N/R	850,008
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,197,619
75	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	82,247
2,340	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.250%, 11/01/39	11/29 at 100.00	N/R	2,503,379
2,930	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	2,985,230
2,345	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,482,042
10,000	Currents Community Development District, Collier County, Florida, Bond Anticipation Note, Series 2019, 4.500%, 11/01/20	10/20 at 100.00	N/R	10,000,700
2,635	Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019, 5.100%, 5/01/48	5/29 at 100.00	N/R	2,816,314
325	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	347,298
	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019:
155	3.375%, 11/01/25 (WI/DD, Settling 12/19/19)	No Opt. Call	N/R	155,109
1,490	4.000%, 11/01/39	11/29 at 100.00	N/R	1,483,876
3,185	4.125%, 11/01/50	11/29 at 100.00	N/R	3,154,647

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
$1,000	5.400%, 5/01/39	5/29 at 100.00	N/R	$1,074,180
3,205	5.550%, 5/01/49	5/29 at 100.00	N/R	3,441,144
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38	5/28 at 100.00	N/R	4,213,640
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	8,529,206
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
1,895	4.750%, 12/15/38	12/32 at 100.00	N/R	2,046,107
5,310	5.000%, 12/15/48	12/32 at 100.00	N/R	5,727,207
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	986,790
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,520,533
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	2,078,771
8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	9,013,590
90	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	93,039
3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,355,763
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
500	4.750%, 11/01/39	11/29 at 100.00	N/R	534,395
1,000	5.000%, 11/01/49	11/29 at 100.00	N/R	1,072,140
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,650	5.125%, 5/01/39	5/29 at 100.00	N/R	1,760,781
2,770	5.250%, 5/01/49	5/29 at 100.00	N/R	2,954,925
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
3,290	5.500%, 11/01/39	11/29 at 100.00	N/R	3,611,828
6,405	5.750%, 11/01/49	11/29 at 100.00	N/R	7,058,182
4,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	4,337,480
4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,220,400
1,545	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	1,607,464

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
$3,725	5.500%, 11/01/29, 144A	No Opt. Call	N/R	$3,939,411
1,000	5.500%, 5/01/39	5/29 at 100.00	N/R	1,076,440
2,000	5.625%, 5/01/49	5/29 at 100.00	N/R	2,122,160
	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-1:
2,175	4.000%, 11/01/40	11/29 at 100.00	N/R	2,181,938
3,980	4.125%, 11/01/50	11/29 at 100.00	N/R	3,981,393
1,100	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-2, 4.125%, 11/01/50	11/29 at 100.00	N/R	1,099,945
4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,212,417
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,245	5.000%, 11/01/39	11/29 at 100.00	N/R	1,299,967
2,410	5.125%, 11/01/49	11/29 at 100.00	N/R	2,515,775
3,450	Fiddlers Creek Community Development District 2, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 5.000%, 5/01/35	5/29 at 100.00	N/R	3,789,480
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,340,688
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,459,538
1,425	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%, 6/15/46	6/26 at 100.00	N/R	1,414,797
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37	6/26 at 100.00	N/R	767,808
1,510	6.125%, 6/15/46	6/26 at 100.00	N/R	1,499,188
830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46	6/26 at 100.00	N/R	824,057
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,447,172
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,440,932
3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44	7/27 at 100.00	N/R	4,136,078
155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017B, 7.250%, 7/01/20	No Opt. Call	N/R	155,761
165	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	165,612

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
$9,160	5.650%, 7/01/37	7/27 at 101.00	N/R	$9,471,898
14,575	5.750%, 7/01/47	7/27 at 101.00	N/R	15,059,181
255	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Taxable Series 2017D, 7.250%, 7/01/20	No Opt. Call	N/R	256,209
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,545,526
8,210	6.375%, 6/15/46	6/26 at 100.00	N/R	9,318,678
7,735	5.000%, 7/15/46	7/26 at 100.00	N/R	7,934,099
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,226,588
6,275	6.000%, 6/15/44	6/24 at 100.00	N/R	6,134,754
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35	6/25 at 100.00	N/R	392,193
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	9,299,340
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	B+	1,530,225
10,840	6.000%, 9/15/40	9/20 at 100.00	B+	11,034,144
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A:
5,000	7.000%, 6/15/26	6/21 at 100.00	B+	5,310,250
5,275	7.500%, 6/15/33	6/21 at 100.00	B+	5,607,694
17,150	7.625%, 6/15/41	6/21 at 100.00	B+	18,181,229
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
3,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	3,618,370
15,070	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	15,473,424
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,250,398
5,000	8.500%, 6/15/44	6/23 at 100.00	N/R	5,771,400
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,284,877
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,575,276

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A:
$3,225	6.000%, 6/15/37	6/27 at 100.00	N/R	$3,437,882
6,290	6.125%, 6/15/47	6/27 at 100.00	N/R	6,665,261
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
66,125	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/20 at 105.00	N/R	63,129,537
532,495	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/20 at 105.00	N/R	507,333,523
14,500	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%, 12/01/48, 144A	12/23 at 105.00	N/R	14,509,280
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
3,850	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	4,254,019
4,200	5.000%, 6/01/48	6/28 at 100.00	N/R	4,687,872
4,050	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,139,869
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,325,825
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,593,960
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,822,024
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,577,724
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 6 Project, Series 2017:
565	5.000%, 11/01/38	11/28 at 100.00	N/R	614,093
840	5.000%, 11/01/47	11/28 at 100.00	N/R	909,712
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 7 & 8 Project, Series 2019:
2,025	4.125%, 11/01/39	11/29 at 100.00	N/R	2,058,493
2,580	4.375%, 11/01/49	11/29 at 100.00	N/R	2,637,844
4,250	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,733,480
250	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Project 2019 Series 2019A-2, 4.000%, 11/01/49	11/29 at 100.00	N/R	249,990
	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,063,570
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,126,680
1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,738,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	$234,302
3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,084,690
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,033,260
2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,180,078
4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,813,830
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,086,890
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
2,000	4.750%, 11/01/39	11/29 at 100.00	N/R	2,082,800
4,000	5.000%, 11/01/50	11/29 at 100.00	N/R	4,163,640
14,890	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT) (UB) (WI/DD, Settling 1/08/20)	10/29 at 100.00	AA-	16,365,450
8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	9,400,065
1,565	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,612,670
	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,415	5.000%, 11/01/28	No Opt. Call	N/R	1,477,670
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	11,364,924
3,965	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/01/29	No Opt. Call	N/R	4,182,322
	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017:
890	4.625%, 11/01/37	11/27 at 100.00	N/R	938,140
1,120	5.000%, 11/01/47	11/27 at 100.00	N/R	1,193,528
3,100	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	3,213,987
	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,300,117
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,490,024

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,750	Harbor Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2019A-1, 4.100%, 5/01/48	5/29 at 100.00	N/R	$1,735,423
4,920	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,151,929
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
1,000	5.100%, 5/01/38	5/32 at 100.00	N/R	1,074,670
2,000	5.250%, 5/01/49	5/32 at 100.00	N/R	2,151,160
	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
1,000	3.875%, 11/01/39	11/29 at 100.00	N/R	989,710
2,245	4.000%, 11/01/51	11/29 at 100.00	N/R	2,185,710
	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019:
140	4.000%, 11/01/39	11/29 at 100.00	N/R	138,459
515	4.250%, 11/01/51	11/29 at 100.00	N/R	510,530
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,777,436
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	6,880,971
3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	4,180,254
760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	786,326
445	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	476,203
	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,327,044
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,431,008
755	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36	5/27 at 100.00	N/R	812,984
2,410	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	2,521,246
1,710	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,788,934
4,500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2016A-1, 6.250%, 11/01/47	11/36 at 100.00	N/R	5,218,650
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
810	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	857,110
1,185	5.375%, 11/01/49	11/29 at 100.00	N/R	1,246,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,350	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	$2,576,352
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
3,700	4.500%, 11/01/29	No Opt. Call	N/R	3,727,417
1,955	4.250%, 11/01/40	11/29 at 100.00	N/R	1,946,867
3,000	4.500%, 11/01/50	11/29 at 100.00	N/R	3,016,410
530	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	1/20 at 100.00	N/R	530,016
1,430	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	1,496,338
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
390	5.375%, 11/01/37	11/27 at 100.00	N/R	421,902
795	5.500%, 11/01/47	11/27 at 100.00	N/R	856,692
325	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	350,893
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 7/7A Project, Series 2019:
510	4.200%, 11/01/39	11/29 at 100.00	N/R	513,244
1,755	4.375%, 11/01/50	11/29 at 100.00	N/R	1,766,074
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
1,960	4.875%, 11/01/39	11/29 at 100.00	N/R	2,048,651
2,630	5.000%, 11/01/49	11/29 at 100.00	N/R	2,748,245
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
1,080	5.250%, 6/15/39	12/29 at 100.00	N/R	1,151,507
1,825	5.375%, 6/15/49	12/29 at 100.00	N/R	1,942,859
2,395	Hillcrest Community Development District, Hollywood, Florida, Special Assessment District Revenue Bonds, Capital Improvement Program, Series 2018, 5.000%, 11/01/48	11/27 at 100.00	N/R	2,557,788
3,350	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	1/20 at 100.00	BB	3,352,713
	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
470	5.000%, 11/01/39	11/29 at 100.00	N/R	503,906
700	5.125%, 11/01/49	11/29 at 100.00	N/R	748,748
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,950	5.000%, 11/01/35	11/25 at 100.00	N/R	2,054,500
2,990	5.125%, 11/01/45	11/25 at 100.00	N/R	3,131,457

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017:
$990	4.625%, 11/01/37	11/27 at 100.00	N/R	$1,028,481
990	5.000%, 11/01/47	11/27 at 100.00	N/R	1,046,371
2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 12.922%, 10/01/41, 144A (IF)	10/21 at 100.00	A3	3,188,572
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	508,551
895	5.375%, 11/01/44	11/24 at 100.00	N/R	935,526
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	633,095
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,076,638
3,755	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	1/20 at 100.00	N/R	3,759,957
	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	1,060,670
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,948,783
	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,255	4.625%, 5/01/37	5/27 at 100.00	N/R	1,301,724
2,200	5.000%, 5/01/48	5/27 at 100.00	N/R	2,300,012
2,385	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,475,678
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
825	5.000%, 1/15/49	7/29 at 100.00	N/R	895,298
825	5.000%, 1/15/54	7/29 at 100.00	N/R	888,492
1,210	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,272,545
8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,713,254
	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,766,244
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,321,205
2,940	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,116,224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
$1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	$1,680,679
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,785,458
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
1,075	4.875%, 5/01/39	5/29 at 100.00	N/R	1,119,924
1,500	5.000%, 5/01/49	5/29 at 100.00	N/R	1,556,520
1,000	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Azario Project, Series 2019, 4.000%, 5/01/50	5/30 at 100.00	N/R	993,000
805	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Cresswind Project, Series 2019, 4.500%, 5/01/49	5/29 at 100.00	N/R	833,940
2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47	5/27 at 100.00	N/R	3,174,892
555	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Indigo Expansion Area Project, Series 2019, 4.000%, 5/01/49	5/29 at 100.00	N/R	556,565
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 4.875%, 5/01/49	5/29 at 100.00	N/R	1,332,075
1,140	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lake Club Phase 4 Project, Series 2019, 4.500%, 5/01/49	5/29 at 100.00	N/R	1,180,983
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
970	4.875%, 5/01/35	5/25 at 100.00	N/R	1,027,453
700	4.875%, 5/01/45	5/25 at 100.00	N/R	732,851
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016:
4,095	5.000%, 5/01/36	5/26 at 100.00	N/R	4,354,377
100	5.125%, 5/01/46	5/26 at 100.00	N/R	106,428
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	1,245,219
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,715,367
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39	5/29 at 100.00	N/R	2,461,050
4,000	5.450%, 5/01/48	5/29 at 100.00	N/R	4,416,480
675	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase2A, Series 2019, 4.000%, 5/01/49	5/29 at 100.00	N/R	677,059
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northwest Sector Project, Series 2018:
1,200	5.500%, 5/01/39	5/29 at 100.00	N/R	1,325,292
1,995	5.650%, 5/01/48	5/29 at 100.00	N/R	2,202,320

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, North Parcel Assessment Area, Series 2019A-2, 4.000%, 5/01/38	5/30 at 100.00	N/R	$1,017,770
1,765	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory Put 9/15/27)	9/20 at 100.00	N/R	1,800,741
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
9,465	5.250%, 6/15/27	1/20 at 100.00	BB-	9,470,300
35,550	5.375%, 6/15/37	1/20 at 100.00	BB-	35,556,754
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB-	2,665,714
4,700	5.750%, 6/15/42	6/22 at 100.00	BB-	4,765,048
5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	6,123,382
3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,791,082
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	839,873
2,000	5.625%, 12/01/37	12/22 at 105.00	N/R	2,140,040
7,650	5.750%, 12/01/52	12/22 at 105.00	N/R	8,133,709
12,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49 (UB) (5)	4/29 at 100.00	A2	13,060,440
219	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	1/20 at 100.00	N/R	219,138
2,000	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/50	5/30 at 100.00	N/R	2,001,600
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
1,070	4.625%, 5/01/39	5/29 at 100.00	N/R	1,101,822
1,230	4.750%, 5/01/50	5/29 at 100.00	N/R	1,261,623
1,465	Lynwood Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.375%, 6/15/49	6/29 at 100.00	N/R	1,499,735
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
5,585	4.375%, 5/01/40	5/30 at 100.00	N/R	5,562,325
7,825	4.500%, 5/01/51	5/30 at 100.00	N/R	7,785,484
4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	765,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015:
$1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	$1,064,680
3,740	5.625%, 5/01/46	5/26 at 100.00	N/R	4,020,051
1,895	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,966,593
55,600	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (5)	1/29 at 100.00	AA	61,588,676
410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	442,345
	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
1,130	4.750%, 5/01/37	5/28 at 100.00	N/R	1,189,280
2,700	5.000%, 5/01/48	5/28 at 100.00	N/R	2,844,099
33,250	Miami Beach, Florida, General Obligation Bonds, Refunding Series 2019, 4.000%, 5/01/49 (UB) (5)	5/29 at 100.00	Aa2	37,217,723
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (5)	9/25 at 100.00	AA-	15,703,889
7,000	5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	8,078,350
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	4,022,328
6,530	6.000%, 7/01/47	7/27 at 100.00	N/R	6,740,462
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	14,244,116
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	16,728,938
4,410	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	5,199,831
10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53 (UB) (5)	4/28 at 100.00	A-	11,499,519
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
2,142	6.000%, 11/01/46 (4)	11/26 at 100.00	N/R	1,949,507
1,641	6.000%, 11/01/51 (4)	11/26 at 100.00	N/R	1,492,819
4,720	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Inc , Series 2017, 5.000%, 9/15/44	9/27 at 100.00	BBB	5,214,562
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,088,120
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,872,639

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
$1,500	5.750%, 9/15/35	9/25 at 100.00	N/R	$1,576,305
3,500	6.000%, 9/15/45	9/25 at 100.00	N/R	3,673,215
3,250	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB-	3,544,482
2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust 2016-XG0065, 14.738%, 10/01/41 (Pre-refunded 10/01/20), 144A (IF) (5)	10/20 at 100.00	A2 (7)	3,245,357
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018:
9,500	4.000%, 7/01/45 (UB) (5)	7/28 at 100.00	AA	10,534,170
18,515	4.000%, 7/01/48 (UB) (5)	7/28 at 100.00	AA	20,445,559
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B:
20,855	4.000%, 10/01/44 (UB) (5)	10/29 at 100.00	A+	23,315,890
9,100	4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	A+	10,099,999
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
2,065	14.540%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	2,307,142
3,750	14.555%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	4,190,250
855	14.555%, 10/01/39 (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	955,377
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,037,448
6,705	5.000%, 5/01/37	5/23 at 100.00	N/R	7,058,957
13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,639,045
7,955	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	8,319,657
9,140	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	9,119,892
1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,467,935
2,985	Mitchell Ranch Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 12/15/49	12/32 at 100.00	N/R	2,996,940
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,555	5.250%, 11/01/35	11/24 at 100.00	N/R	1,692,851
2,660	5.625%, 11/01/45	11/24 at 100.00	N/R	2,913,897
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,555	5.000%, 11/01/38	11/28 at 100.00	N/R	1,648,347
2,655	5.125%, 11/01/48	11/28 at 100.00	N/R	2,813,530

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	1/20 at 100.00	N/R	$687,300
1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,256,100
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
1,000	5.500%, 11/01/39	11/30 at 100.00	N/R	1,079,290
1,750	5.625%, 11/01/49	11/30 at 100.00	N/R	1,887,988
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
2,240	4.500%, 5/01/40	5/29 at 100.00	N/R	2,277,453
5,675	4.750%, 5/01/50	5/29 at 100.00	N/R	5,812,221
5,060	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,380,450
4,480	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018, 4.875%, 5/01/38	5/28 at 100.00	N/R	4,737,510
8,065	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	8,526,237
8,710	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48	5/28 at 100.00	N/R	9,218,838
2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,125,096
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,882,817
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	6,019,086
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	2,631,048
750	5.000%, 8/01/37	8/27 at 100.00	N/R	813,383
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,155,320
13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	14,300,966
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	3,535,086
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	6,259,509
1,290	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.750%, 11/01/35	11/25 at 100.00	N/R	1,331,990
3,300	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%, 12/01/49 (AMT)	12/29 at 100.00	N/R	3,357,585
345	Orange County Health Facilities Authority, Hospital Revenue Bonds, California, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 12.500%, 10/01/42, 144A (IF) (5)	4/22 at 100.00	A2	433,437

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	$2,371,461
	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,040	5.125%, 5/01/38	5/28 at 100.00	N/R	1,100,445
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,195,359
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,250	0.000%, 10/01/40 (WI/DD, Settling 1/09/20)	10/29 at 68.72	BBB-	620,825
3,905	0.000%, 10/01/41 (WI/DD, Settling 1/09/20)	10/29 at 66.18	BBB-	1,859,717
2,850	0.000%, 10/01/42 (WI/DD, Settling 1/09/20)	10/29 at 63.69	BBB-	1,300,256
4,425	0.000%, 10/01/43 (WI/DD, Settling 1/09/20)	10/29 at 61.27	BBB-	1,938,637
2,600	0.000%, 10/01/44 (WI/DD, Settling 1/09/20)	10/29 at 59.08	BBB-	1,096,004
4,675	0.000%, 10/01/45 (WI/DD, Settling 1/09/20)	10/29 at 56.95	BBB-	1,897,676
3,000	0.000%, 10/01/46 (WI/DD, Settling 1/09/20)	10/29 at 54.89	BBB-	1,172,130
4,860	0.000%, 10/01/47 (WI/DD, Settling 1/09/20)	10/29 at 52.89	BBB-	1,828,089
1,700	0.000%, 10/01/48 (WI/DD, Settling 1/09/20)	10/29 at 50.96	BBB-	615,383
3,250	0.000%, 10/01/49 (WI/DD, Settling 1/09/20)	10/29 at 49.08	BBB-	1,132,950
2,500	0.000%, 10/01/50 (WI/DD, Settling 1/09/20)	10/29 at 47.17	BBB-	835,925
3,000	0.000%, 10/01/51 (WI/DD, Settling 1/09/20)	10/29 at 45.32	BBB-	961,830
3,000	0.000%, 10/01/52 (WI/DD, Settling 1/09/20)	10/29 at 43.62	BBB-	922,230
3,000	0.000%, 10/01/53 (WI/DD, Settling 1/09/20)	10/29 at 41.97	BBB-	882,930
2,500	0.000%, 10/01/54 (WI/DD, Settling 1/09/20)	10/29 at 40.38	BBB-	707,150
36,765	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49 (UB) (5)	8/29 at 100.00	A1	40,306,940
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	560,840
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,120,230
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,119,190
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,600,550
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,026,684
11,345	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory Put 4/02/22)	10/23 at 103.00	N/R	11,118,100
7,115	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51	4/29 at 100.00	Ba1	7,850,762
1,180	Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%, 5/01/50	5/30 at 100.00	N/R	1,180,920
3,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 5.000%, 5/01/39	5/27 at 100.00	BBB-	3,847,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	$673,244
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
1,500	5.250%, 5/01/39	5/30 at 100.00	N/R	1,532,280
3,250	5.375%, 5/01/50	5/30 at 100.00	N/R	3,312,985
2,000	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%, 11/01/32	No Opt. Call	N/R	2,064,960
	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
260	4.875%, 5/01/22	No Opt. Call	N/R	264,061
1,365	5.375%, 5/01/31	5/22 at 100.00	N/R	1,431,585
8,920	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	1/20 at 100.00	N/R	8,941,586
2,269	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	1/20 at 100.00	N/R	2,073,254
2,095	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	N/R	2,437,072
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,088,480
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
500	5.250%, 11/01/38	11/29 at 100.00	N/R	539,515
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,078,630
1,360	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 2 Series 2019, 4.000%, 11/01/50	11/29 at 100.00	N/R	1,357,538
2,400	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (AMT)	1/22 at 100.00	N/R	2,436,240
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
180	5.750%, 11/01/22	No Opt. Call	N/R	190,163
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,471,475
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,262,560
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,421,645
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,383,727
3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,419,097
7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,929,214

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
$2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	$2,912,346
2,730	5.000%, 11/01/47	11/27 at 100.00	N/R	2,873,079
2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,660,902
2,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38	11/27 at 100.00	N/R	2,359,462
2,480	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,623,642
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
1,000	4.500%, 5/01/39	5/29 at 100.00	N/R	1,034,620
2,000	4.625%, 5/01/50	5/29 at 100.00	N/R	2,064,940
2,800	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,867,704
	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016:
1,236	4.500%, 5/01/32	5/27 at 100.00	N/R	1,284,142
1,002	5.000%, 5/01/46	5/27 at 100.00	N/R	1,055,086
1,075	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	1,073,087
1,395	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	1,476,496
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
585	5.450%, 5/01/31	5/26 at 100.00	N/R	582,654
820	5.600%, 5/01/37	5/26 at 100.00	N/R	820,328
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,148,020
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,153,550
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38	11/29 at 100.00	N/R	2,224,120
3,760	5.500%, 11/01/49	11/29 at 100.00	N/R	4,178,864
1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,168,071
1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,831,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
$1,000	4.750%, 11/01/37	11/27 at 100.00	N/R	$1,048,500
1,250	5.000%, 11/01/47	11/27 at 100.00	N/R	1,312,863
	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
1,750	4.125%, 6/15/39	6/29 at 100.00	N/R	1,794,065
3,500	4.250%, 6/15/49	6/29 at 100.00	N/R	3,573,745
3,620	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	1/20 at 100.00	N/R	3,622,896
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
1,500	5.250%, 11/01/39	11/29 at 100.00	N/R	1,599,510
3,000	5.375%, 11/01/49	11/29 at 100.00	N/R	3,191,730
	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019:
2,500	4.750%, 5/01/39	5/29 at 100.00	N/R	2,664,700
4,000	5.000%, 5/01/49	5/29 at 100.00	N/R	4,260,520
	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38	11/28 at 100.00	N/R	417,035
580	5.375%, 11/01/48	11/28 at 100.00	N/R	620,026
1,770	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49	No Opt. Call	N/R	1,788,833
310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47	11/27 at 100.00	N/R	332,553
2,025	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,108,551
4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	4,220,120
400	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	423,188
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
1,000	5.250%, 5/01/39	5/31 at 100.00	N/R	1,086,500
2,925	5.375%, 5/01/49	5/31 at 100.00	N/R	3,179,797
5,800	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	1/20 at 100.00	N/R	5,802,784

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
$65	5.000%, 5/01/29	5/27 at 100.00	N/R	$69,074
785	5.375%, 5/01/37	5/27 at 100.00	N/R	848,993
2,740	5.625%, 5/01/47	5/27 at 100.00	N/R	2,978,955
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,595,149
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	3,994,312
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
36,610	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	A1	39,927,964
50,915	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	A1	55,136,872
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	417,328
100	5.000%, 5/01/38	5/26 at 100.00	N/R	104,569
2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,136,160
2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,176,401
600	Southern Grove Community Develoment District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019, 4.000%, 5/01/43	5/29 at 100.00	N/R	606,504
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,000	5.000%, 5/01/39	5/29 at 100.00	N/R	1,051,690
1,250	5.250%, 5/01/49	5/29 at 100.00	N/R	1,323,625
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,253,796
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,514,675
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37	11/27 at 100.00	N/R	1,653,100
3,000	5.250%, 11/01/47	11/27 at 100.00	N/R	3,258,120
2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,365,575
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM:
2,000	4.500%, 6/15/39	6/29 at 100.00	N/R	2,089,220
4,000	4.625%, 6/15/49	6/29 at 100.00	N/R	4,153,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
$1,270	4.625%, 12/15/38	12/28 at 100.00	N/R	$1,337,564
1,930	5.000%, 12/15/47	12/28 at 100.00	N/R	2,061,182
2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,828,425
1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,872,325
1,280	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	1,328,742
1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	1/20 at 101.00	N/R	1,283,145
	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,730	5.125%, 11/01/34	11/29 at 100.00	N/R	3,147,635
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,660,939
	Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2019:
870	4.000%, 12/15/39	12/29 at 100.00	N/R	872,114
1,500	4.125%, 12/15/49	12/29 at 100.00	N/R	1,504,230
1,520	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Three Project, Series 2019, 4.375%, 6/15/49	6/29 at 100.00	N/R	1,563,259
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38	11/28 at 100.00	N/R	537,140
1,320	5.375%, 11/01/48	11/28 at 100.00	N/R	1,416,215
1,050	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,121,400
	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	1,035,076
491	4.750%, 5/01/38	5/27 at 100.00	N/R	514,175
1,561	5.000%, 5/01/46	5/27 at 100.00	N/R	1,642,984
	Talavera Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2019:
495	4.350%, 5/01/40	5/29 at 100.00	N/R	505,643
775	4.500%, 5/01/50	5/29 at 100.00	N/R	791,546
	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,179,068
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,922,775

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$6,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	$6,031,080
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38	11/32 at 100.00	N/R	1,082,870
1,250	5.000%, 11/01/48	11/32 at 100.00	N/R	1,345,113
	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,055	4.700%, 5/01/38	5/28 at 100.00	N/R	1,106,051
1,075	4.800%, 5/01/48	5/28 at 100.00	N/R	1,126,073
11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	10,293,447
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38	5/28 at 100.00	N/R	606,228
975	5.000%, 5/01/48	5/28 at 100.00	N/R	1,018,817
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/20 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	1/20 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	1/20 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	1/20 at 100.00	N/R	104
12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	1/20 at 100.00	N/R	121
5,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40	5/28 at 100.00	N/R	5,357,700
35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	1/20 at 100.00	N/R	30,451,896
21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	1/20 at 100.00	N/R	15,325,067
23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	1/20 at 100.00	N/R	235
2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,483,887
3,235	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,830,693
2,590	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2018, 5.500%, 11/01/49	11/32 at 100.00	N/R	2,880,287
	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019:
1,230	4.000%, 12/15/40	12/29 at 100.00	N/R	1,234,994
2,000	4.125%, 12/15/49	12/29 at 100.00	N/R	2,008,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
$540	5.375%, 5/01/38	5/29 at 100.00	N/R	$583,184
1,000	5.500%, 5/01/49	5/29 at 100.00	N/R	1,074,590
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,750	5.375%, 5/01/38	5/29 at 100.00	N/R	1,889,948
3,600	5.500%, 5/01/49	5/29 at 100.00	N/R	3,868,524
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
900	4.375%, 5/01/39	5/30 at 100.00	N/R	913,041
1,225	4.625%, 5/01/50	5/30 at 100.00	N/R	1,238,659
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019:
1,130	4.450%, 5/01/39	5/30 at 100.00	N/R	1,137,390
2,500	4.625%, 5/01/50	5/30 at 100.00	N/R	2,527,875
4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	5,081,395
825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	904,769
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One - Phase 2 Project, Series 2018:
725	5.250%, 11/01/39	11/30 at 100.00	N/R	782,471
1,000	5.375%, 11/01/49	11/30 at 100.00	N/R	1,078,840
750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	935,580
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
1,400	4.625%, 5/01/39	5/29 at 100.00	N/R	1,431,346
2,800	4.750%, 5/01/50	5/29 at 100.00	N/R	2,848,412
2,785	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32	No Opt. Call	N/R	2,866,656
1,895	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	1,972,506
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,183,589
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,629,288
2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	2,087,380
1,660	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Downtown Neighborhood Assessment Area Series 2019, 4.000%, 11/01/50	11/29 at 100.00	N/R	1,663,951

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
$1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	$1,507,590
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,691,000
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017:
3,955	4.625%, 11/01/38	11/27 at 100.00	N/R	4,148,755
4,630	4.750%, 11/01/48	11/27 at 100.00	N/R	4,861,824
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	2,097,640
570	5.125%, 11/01/45	11/25 at 100.00	N/R	598,175
2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,714,427
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,135,110
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,267,773
12,375	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	13,855,792
2,620	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,933,509
615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	639,723
4,500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	4,525,650
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32	No Opt. Call	N/R	1,553,142
2,000	5.000%, 12/15/37	12/32 at 100.00	N/R	2,261,160
6,000	5.000%, 12/15/47	12/32 at 100.00	N/R	6,711,360
	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	273,439
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,073,430
2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47	11/28 at 100.00	N/R	2,155,180
755	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	797,854

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
$1,485	5.000%, 11/01/39	11/29 at 100.00	N/R	$1,550,563
2,630	5.125%, 11/01/49	11/29 at 100.00	N/R	2,729,572
4,115	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 11/01/32, 144A	No Opt. Call	N/R	4,306,636
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,566,690
130	6.125%, 5/01/42	5/22 at 100.00	N/R	137,807
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
785	5.000%, 5/01/23	5/22 at 100.00	N/R	812,263
2,740	5.500%, 5/01/34	5/22 at 100.00	N/R	2,861,820
1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,393,275
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,208,457
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,149,898
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	1,969,029
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	1,878,560
1,900	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	1/20 at 101.00	N/R	1,919,874
1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	1,026,750
4,650	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,846,276
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	1,713,046
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,305,820
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,357,902
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,886,580
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,760	5.000%, 11/01/38	11/27 at 100.00	N/R	1,857,680
2,815	5.125%, 11/01/48	11/27 at 100.00	N/R	2,970,501
1,030	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Refunding Series 2019, 3.750%, 5/01/37	5/30 at 100.00	N/R	1,032,585

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
$1,005	4.625%, 5/01/39	5/29 at 100.00	N/R	$1,030,989
2,000	4.875%, 5/01/50	5/29 at 100.00	N/R	2,051,140
270	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB-	283,778
1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB-	1,468,558
	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38	11/28 at 100.00	N/R	2,037,035
4,000	5.250%, 11/01/49	11/28 at 100.00	N/R	4,231,560
	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	2,062,860
1,655	5.250%, 5/01/39	5/27 at 100.00	N/R	1,754,052
1,800	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.250%, 11/01/49	11/29 at 100.00	N/R	1,824,480
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
1,115	4.400%, 5/01/32	5/27 at 100.00	N/R	1,156,668
2,685	5.000%, 5/01/32	5/27 at 100.00	N/R	2,865,137
2,080	4.500%, 5/01/34	5/27 at 100.00	N/R	2,162,430
3,475	5.000%, 5/01/37	5/27 at 100.00	N/R	3,659,800
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
3,030	4.750%, 5/01/39	5/29 at 100.00	N/R	3,145,504
6,500	5.000%, 5/01/50	5/29 at 100.00	N/R	6,770,075
710	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%, 5/01/50	5/29 at 100.00	N/R	739,501
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 4.100%, 5/01/37	5/29 at 100.00	N/R	906,210
	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
550	5.000%, 5/01/38	5/28 at 100.00	N/R	586,993
575	5.200%, 5/01/48	5/28 at 100.00	N/R	615,440
815	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Windsor Parcel K Assessment Area, Series 2019, 4.000%, 5/01/50	5/29 at 100.00	N/R	818,121

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019:
$3,500	4.250%, 6/15/39	6/29 at 100.00	N/R	$3,601,570
6,000	4.375%, 6/15/49	6/29 at 100.00	N/R	6,161,220
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
2,020	4.625%, 11/01/38	11/27 at 100.00	N/R	2,107,870
2,600	5.000%, 11/01/47	11/27 at 100.00	N/R	2,715,622
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
935	4.625%, 5/01/38	5/28 at 100.00	N/R	977,701
1,300	5.000%, 5/01/48	5/28 at 100.00	N/R	1,364,909
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
870	4.500%, 5/01/39	5/29 at 100.00	N/R	895,343
1,550	4.625%, 5/01/50	5/29 at 100.00	N/R	1,591,881
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,500	5.000%, 5/01/39	5/29 at 100.00	N/R	1,564,665
3,000	5.200%, 5/01/50	5/29 at 100.00	N/R	3,128,130
1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,981,564
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
685	4.875%, 11/01/39	11/29 at 100.00	N/R	728,121
1,000	5.000%, 11/01/49	11/29 at 100.00	N/R	1,060,510
1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,647,212
1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,160,084
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	538,410
2,380	5.625%, 5/01/45	5/25 at 100.00	N/R	2,573,375
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	958,819
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,779,050
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	538,912
925	5.500%, 5/01/46	5/28 at 100.00	N/R	1,005,253

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
$1,940	5.500%, 11/01/39	11/30 at 100.00	N/R	$2,092,096
3,335	5.625%, 11/01/49	11/30 at 100.00	N/R	3,595,030
2,923,294	Total Florida			2,933,232,286
	Georgia – 1.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
500	6.500%, 1/01/29	1/28 at 100.00	N/R	536,320
16,375	6.750%, 1/01/35	1/28 at 100.00	N/R	17,277,426
31,660	7.000%, 1/01/40	1/28 at 100.00	N/R	33,565,932
1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,548,528
11,460	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	AA-	12,643,933
4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 16.370%, 3/01/23, 144A (IF) (5)	No Opt. Call	AA-	7,981,621
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (8)	1/20 at 100.00	N/R	75,345
95	5.375%, 12/01/28 (4), (8)	1/20 at 100.00	N/R	8,042
34,385	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa2	38,271,537
4,210	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	4,481,208
3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	3,193,260
10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	10,810,065
	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 2017:
1,000	4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	1,099,790
22,510	4.000%, 8/15/48 (UB) (5)	2/28 at 100.00	AA-	24,570,565
4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,076,942
5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,631,927
6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,525,300
2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Tender Option Bond Trust 2015-XF1016, 17.897%, 8/15/49, 144A (IF) (5)	2/25 at 100.00	AA-	4,714,144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
$14,795	4.000%, 1/01/44 – AGM Insured (UB) (5)	7/28 at 100.00	BBB+	$16,111,755
28,600	4.000%, 1/01/49 (UB) (5)	7/28 at 100.00	BBB+	30,664,634
34,110	4.000%, 1/01/59 (UB) (5)	7/28 at 100.00	BBB+	36,042,332
7,500	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 4.000%, 1/01/49	7/28 at 100.00	Baa2	7,983,600
7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	7,440,090
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
830	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	869,079
2,242	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	2,390,434
2,460	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	2,623,485
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47	6/27 at 100.00	N/R	1,861,491
1,550	6.000%, 6/15/52	6/27 at 100.00	N/R	1,570,352
20,610	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43 (UB) (5)	5/29 at 100.00	A3	24,402,447
7,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Ba3	7,871,220
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A:
47,285	5.000%, 1/01/49 (UB) (5)	7/28 at 100.00	Baa3	54,331,411
16,000	5.000%, 1/01/59 (UB) (5)	7/28 at 100.00	Baa3	18,124,640
15,700	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2019A, 4.000%, 1/01/49 (UB) (5)	1/29 at 100.00	BBB+	16,891,630
3,330	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.250%, 10/01/49	10/26 at 103.00	N/R	3,388,175
372,132	Total Georgia			410,578,660
	Guam – 0.1%
3,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	3,228,735
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,019,510
9,000	6.875%, 12/01/40	12/20 at 100.00	B+	9,201,870
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	BBB-	2,191,640
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB-	4,201,536

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	$1,622,191
20,345	Total Guam			21,465,482
	Hawaii – 0.2%
1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	Ba3	1,602,466
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,249,760
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,073,983
7,405	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	7,825,234
16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT) (UB) (5)	3/27 at 100.00	Baa2	18,090,063
5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	A-	5,555,297
	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,181,631
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,224,040
47,560	Total Hawaii			50,802,474
	Idaho – 0.0%
3,589	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	3,788,297
1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	1/20 at 100.00	BBB	1,307,675
955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2018A, 6.000%, 7/01/49	7/28 at 100.00	BB	1,098,088
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc Project, Series 2015A:
975	5.000%, 6/01/35	6/25 at 100.00	BBB	1,083,391
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,609,456
9,204	Total Idaho			9,886,907
	Illinois – 13.4%
6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	1/20 at 100.00	N/R	6,411,602
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,109,793
5,145	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/20 at 100.00	N/R	5,076,469
4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	4,202,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	$4,788,336
5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 16.961%, 12/01/39, 144A (IF) (5)	12/21 at 100.00	A2	7,307,943
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
11,130	5.750%, 4/01/35 (UB) (5)	4/27 at 100.00	A	13,340,752
38,215	6.100%, 4/01/36 (UB) (5)	4/27 at 100.00	A	46,572,238
118,345	6.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A	141,200,970
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
6,115	5.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	6,865,188
4,685	5.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A	5,236,752
7,500	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46 (UB) (5)	4/28 at 100.00	A	8,491,275
2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB-	2,355,759
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
13,000	5.500%, 12/01/39	12/21 at 100.00	B1	13,651,040
41,030	5.000%, 12/01/41	12/21 at 100.00	B1	42,654,788
1,100	5.250%, 12/01/41	12/21 at 100.00	B1	1,148,642
11,505	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B1	12,161,705
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
12,335	5.250%, 12/01/35	12/24 at 100.00	BB-	13,648,554
23,310	5.250%, 12/01/39	12/24 at 100.00	BB-	25,614,893
4,605	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	B1	4,705,665
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,510	5.000%, 12/01/34	12/22 at 100.00	B1	1,608,392
20,650	4.000%, 12/01/35	12/22 at 100.00	B1	21,003,115
16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	21,504,504
2,375	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34	12/27 at 100.00	BB-	2,716,644
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G:
9,500	5.000%, 12/01/34	12/27 at 100.00	BB-	10,866,575
17,820	5.000%, 12/01/44	12/27 at 100.00	BB-	19,950,916

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
$1,500	5.000%, 12/01/36	12/27 at 100.00	BB-	$1,706,940
10,860	5.000%, 12/01/46	12/27 at 100.00	BB-	12,130,403
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,325	5.000%, 12/01/34	12/28 at 100.00	BB-	7,314,167
6,765	5.000%, 12/01/35	12/28 at 100.00	BB-	7,800,180
9,650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB-	10,901,026
263,480	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	320,017,538
43,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	55,612,435
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.500%, 12/01/31 – AMBAC Insured	No Opt. Call	B1	6,317,350
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,765	0.010%, 12/01/29 – FGIC Insured	No Opt. Call	BB-	1,324,703
4,550	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	BB-	3,284,145
3,385	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.010%, 12/01/31 – NPFG Insured	No Opt. Call	BB-	2,348,682
8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (5)	12/21 at 100.00	A3	9,407,483
52,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (5)	12/24 at 100.00	AA	58,278,797
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950	16.127%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	4,858,856
8,000	16.137%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	13,180,080
500	16.137%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	823,755
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	16.104%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	3,970,746
2,000	16.104%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	3,054,420
3,755	16.104%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	5,734,674
1,000	17.349%, 12/01/49 (Mandatory Put 1/07/20), 144A (IF) (5)	12/24 at 100.00	AA	1,582,380
2,000	17.349%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	3,164,760
1,150	17.349%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	1,819,737
5,232	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31	1/20 at 100.00	N/R	5,233,744

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$907	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	1/20 at 100.00	N/R	$906,811
11,000	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	11,165,330
5,854	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	1/20 at 100.00	N/R	4,443,290
4,240	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	1/20 at 100.00	N/R	4,241,015
5,933	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	6,001,281
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
20,320	4.000%, 1/01/43 – BAM Insured (AMT) (UB) (5)	1/29 at 100.00	A	22,303,638
25,550	5.000%, 1/01/48 (AMT) (UB) (5)	1/29 at 100.00	A	30,202,144
6,375	5.000%, 1/01/53 (AMT) (UB) (5)	1/29 at 100.00	A	7,504,395
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
18,485	4.000%, 1/01/44 (UB) (5)	1/29 at 100.00	A	20,588,223
3,500	5.000%, 1/01/48 (UB) (5)	1/29 at 100.00	A	4,211,620
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
21,370	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB-	15,276,558
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	5,929,674
32,270	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB-	16,679,395
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,955,523
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,267,020
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,820,325
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,297,645
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,584,919
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,417,800
1,000	5.000%, 1/01/36	1/24 at 100.00	Ba1	1,082,060
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB-	5,974,450
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB-	17,914,007
10,585	5.750%, 1/01/34	1/27 at 100.00	BBB-	12,598,902
127,985	6.000%, 1/01/38	1/27 at 100.00	BBB-	153,816,213

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
$2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	$3,102,201
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,287,179
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,674,650
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,727,690
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,750,598
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,000	0.000%, 1/01/27	No Opt. Call	Ba1	808,990
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	3,743,829
355	5.000%, 1/01/34	1/20 at 100.00	Ba1	355,895
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	3,154,916
4,130	5.000%, 1/01/40	1/21 at 100.00	Ba1	4,225,981
9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,849,884
2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	2,238,400
1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007G, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,119,200
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/26	No Opt. Call	BBB-	2,280,400
3,365	5.000%, 1/01/35	1/26 at 100.00	BBB-	3,728,824
1,000	5.000%, 1/01/38	1/26 at 100.00	BBB-	1,101,100
	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB-	4,419,170
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB-	3,180,953
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB-	4,414,293
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB-	5,366,957
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
10,760	5.000%, 1/01/44	1/29 at 100.00	BBB-	12,113,716
22,055	5.500%, 1/01/49	1/29 at 100.00	BBB-	26,026,444
800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 16.527%, 1/01/35, 144A (IF) (5)	1/21 at 100.00	A2	932,744
23,110	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	25,864,712
5,000	City of Chicago, Illinois, Chicago O'Hare International Airport, Senior Special Facilities Revenue Bonds, TRIPs Obliated Group, Series 2018, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	BBB+	5,796,650
60,330	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	61,960,117
6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AA-	6,560,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
$1,400	4.000%, 11/15/34 (UB) (5)	11/27 at 100.00	AA-	$1,554,196
16,170	4.000%, 11/15/37 (UB) (5)	11/27 at 100.00	AA-	17,767,111
1,645	4.000%, 11/15/38 (UB) (5)	11/27 at 100.00	AA-	1,802,887
700	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	705,145
7,000	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36	12/29 at 100.00	N/R	6,913,270
2,000	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0230, 16.337%, 12/01/21, 144A (IF) (5)	No Opt. Call	A1	3,160,540
930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (AMT)	1/20 at 100.00	B3	935,106
9,645	Illinois Finance Authority, 4.000%, 12/01/34 (UB) (5)	12/29 at 100.00	Aa1	11,152,417
	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36	11/26 at 100.00	N/R	10,655,025
13,325	6.375%, 11/01/46	11/26 at 100.00	N/R	12,216,493
1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24	No Opt. Call	N/R	1,721,223
46,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47 (UB) (5)	11/28 at 100.00	A3	49,656,080
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	897,449
4,475	6.000%, 12/01/45	12/25 at 100.00	N/R	4,736,519
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,365	6.875%, 10/01/31	10/21 at 100.00	BB+	1,450,326
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,521,037
	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High School District Number 207 Project, Series 2019:
5,500	4.000%, 12/01/37 (UB) (5)	12/29 at 100.00	Aa1	6,264,005
11,690	4.000%, 12/01/38 (UB) (5)	12/29 at 100.00	Aa1	13,273,527
12,200	4.000%, 11/01/39 (UB) (5)	12/29 at 100.00	Aa1	13,816,256
81,860	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B1	84,071,857
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	4,729,545
450	5.250%, 5/15/54	5/24 at 103.00	N/R	468,932
30,850	5.500%, 5/15/54	5/24 at 103.00	N/R	32,625,726

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (5)	6/22 at 100.00	Aa3	$45,352,738
	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017:
2,500	4.000%, 8/15/37 (UB) (5)	8/27 at 100.00	AA-	2,738,750
6,000	4.000%, 8/15/39 (UB) (5)	8/27 at 100.00	AA-	6,539,460
2,455	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/36 (UB)	2/27 at 100.00	Aa2	2,723,872
5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	1/20 at 100.00	N/R	5,193,010
780	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (AMT)	1/20 at 100.00	N/R	780,094
2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	3,106,171
3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 12.930%, 5/01/30, 144A (IF)	5/20 at 100.00	AA-	3,273,844
3,500	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/42 (UB) (5)	8/22 at 100.00	Aa2	3,655,960
119,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (5)	1/28 at 100.00	Aa2	129,732,057
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	13.227%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	742,269
1,000	13.227%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,325,480
1,925	13.234%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	2,512,972
490	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026, 16.551%, 8/15/37 (Pre-refunded 2/15/21), 144A (IF)	2/21 at 100.00	AA- (7)	583,404
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2016-XF2338:
3,525	12.735%, 5/15/41, 144A (IF) (5)	5/22 at 100.00	A3	4,339,205
2,500	12.735%, 5/15/41, 144A (IF) (5)	5/22 at 100.00	A3	3,077,450
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133:
1,275	15.918%, 5/15/39, 144A (IF) (5)	5/20 at 100.00	A3	1,365,704
3,540	15.945%, 5/15/39, 144A (IF) (5)	5/20 at 100.00	A3	3,792,827
3,180	16.014%, 5/15/39, 144A (IF) (5)	5/20 at 100.00	A3	3,407,084
1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (7)	1,127,649
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	16.897%, 8/15/41, 144A (IF) (5)	8/21 at 100.00	A2	847,702
1,030	16.979%, 8/15/41, 144A (IF) (5)	8/21 at 100.00	A2	1,314,589

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (5)	2/27 at 100.00	A1	$74,810,673
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	14.848%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (5)	2/21 at 100.00	AA- (7)	5,060,135
3,025	14.848%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (5)	2/21 at 100.00	AA- (7)	3,601,626
40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2018A, 5.000%, 10/01/48 (UB) (5)	10/27 at 100.00	AA-	47,726,000
3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,170,331
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	23,128,600
1,660	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	1,606,996
22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (5)	3/20 at 100.00	AA+	22,043,455
	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	14.070%, 6/15/32, 144A (IF) (5)	6/24 at 100.00	BBB-	3,348,013
3,305	14.072%, 6/15/32, 144A (IF) (5)	6/24 at 100.00	BBB-	4,929,110
250	14.076%, 6/15/32, 144A (IF) (5)	6/24 at 100.00	BBB-	372,898
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	2,726,275
8,695	5.000%, 4/01/36 – AGM Insured (UB) (5)	4/24 at 100.00	A2	9,559,022
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,236,220
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,386,550
16,185	Illinois State, General Obligation Bonds, December Series 2017A, 4.250%, 12/01/40	12/27 at 100.00	BBB-	17,164,840
5,890	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	6,329,983
	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB-	1,672,950
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB-	1,427,140
6,690	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	7,004,831
	Illinois State, General Obligation Bonds, March Series 2012:
11,500	5.000%, 3/01/30 (UB) (5)	3/22 at 100.00	BBB-	12,099,610
10,500	5.000%, 3/01/33 (UB) (5)	3/22 at 100.00	BBB-	11,013,135
	Illinois State, General Obligation Bonds, May Series 2014:
7,625	5.000%, 5/01/33 (UB) (5)	5/24 at 100.00	BBB-	8,300,270
100	5.000%, 5/01/36	5/24 at 100.00	BBB-	108,399

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2016:
$2,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	$2,246,560
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,117,320
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB-	4,682,286
230	5.000%, 11/01/40	11/26 at 100.00	BBB-	255,374
4,500	Illinois State, General Obligation Bonds, Refunding September Series 2018A, 5.000%, 5/01/34	5/28 at 100.00	BBB-	5,143,365
2,000	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	BBB-	2,307,260
	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB-	188,295
100	5.500%, 7/01/38	7/23 at 100.00	BBB-	109,461
1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 13.058%, 4/01/32, 144A (IF) (5)	4/24 at 100.00	A2	2,552,328
6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 13.280%, 2/01/39, 144A (IF) (5)	2/24 at 100.00	A2	9,084,195
	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	12.982%, 7/01/28, 144A (IF) (5)	7/23 at 100.00	BBB	3,836,828
1,850	13.972%, 7/01/33, 144A (IF) (5)	7/23 at 100.00	BBB	2,569,465
8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/31 (UB) (5)	6/26 at 100.00	BBB	9,365,267
	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
3,830	5.500%, 1/01/30, 144A	1/20 at 100.00	N/R	3,783,351
4,015	5.500%, 1/01/36	1/20 at 100.00	N/R	3,833,642
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB-	2,664,325
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	4,231,917
4,650	0.000%, 12/15/50	No Opt. Call	BBB-	1,480,793
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	2,402,711
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	2,527,945
10,095	5.000%, 6/15/52	6/22 at 100.00	BBB-	10,625,088
53,465	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB-	55,887,499

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
$12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB-	$4,017,963
6,935	5.000%, 6/15/53	12/25 at 100.00	BBB-	7,590,427
7,360	5.000%, 6/15/53 (UB) (5)	12/25 at 100.00	BBB-	8,055,594
825	5.500%, 6/15/53	12/25 at 100.00	BBB-	925,122
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,500	0.000%, 12/15/56	No Opt. Call	BBB-	5,575,500
29,165	5.000%, 6/15/57	12/27 at 100.00	BBB-	32,524,516
48,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54	No Opt. Call	BBB-	13,050,380
255	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB- (7)	260,008
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
31,480	0.010%, 6/15/43 – AGM Insured	No Opt. Call	BBB-	14,379,434
4,075	5.000%, 6/15/50 – AGM Insured (UB) (5)	6/20 at 100.00	BBB-	4,146,842
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,920	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,970,837
1,000	5.000%, 6/15/50 – AGM Insured (UB) (5)	6/20 at 100.00	A2	1,017,630
4,670	5.250%, 6/15/50	6/20 at 100.00	Ba1	4,756,488
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB-	3,493,150
33,245	0.010%, 12/15/32 – NPFG Insured	No Opt. Call	BBB-	22,266,171
26,320	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BBB-	17,275,395
36,600	0.000%, 12/15/33 – NPFG Insured	No Opt. Call	BBB-	23,601,144
20,305	0.010%, 12/15/34 – NPFG Insured	No Opt. Call	BBB-	12,605,141
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB-	5,151,369
25,425	0.010%, 12/15/35 – NPFG Insured	No Opt. Call	BBB-	15,168,046
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB-	14,124,203
55,600	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB-	30,584,448
42,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BBB-	22,903,952
155	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB-	73,630
4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 12.810%, 6/15/52, 144A (IF) (5)	6/22 at 100.00	BBB-	4,840,080

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
$9,300	13.877%, 6/15/50, 144A (IF) (5)	6/20 at 100.00	Ba1	$9,980,760
200	14.991%, 6/15/50, 144A (IF) (5)	6/20 at 100.00	Ba1	215,566
2,260	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	2,292,702
2,795	North Pullman Chicago Neighborhood Initiatives, Inc Redevelopment Project, Illinois, Gotham Greens Greenhouse Facility, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,816,577
4,975	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,182,656
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340	4.000%, 6/01/45 (UB) (5)	6/28 at 100.00	AA	15,583,565
20,000	4.000%, 6/01/48 (UB) (5)	6/28 at 100.00	AA	21,675,400
0(9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (AMT)	No Opt. Call	N/R	194
51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (5)	1/28 at 100.00	AA-	53,906,511
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA-	46,902,400
40,000	5.250%, 1/01/48 – BAM Insured (UB) (5)	1/29 at 100.00	AA	47,611,600
30,300	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	31,285,356
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	612,620
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	9,036,145
15,225	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	18,583,178
1,670	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	1/20 at 100.00	N/R	1,672,822
235	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/20 at 100.00	N/R	234,349
2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (4)	1/20 at 100.00	N/R	1,139,500
1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,925,916
5,720	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	1/20 at 100.00	N/R	5,721,888
2,969,876	Total Illinois			3,042,116,937

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 1.1%
	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
$925	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	$1,020,025
1,000	6.750%, 1/15/43	1/24 at 104.00	N/R	1,096,350
2,100	6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	2,299,605
	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42 (4)	11/22 at 100.00	N/R	26,500
7,500	7.125%, 11/15/47 (4)	11/22 at 100.00	N/R	198,750
	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
4,840	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	5,245,882
5,980	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	6,422,221
2,000	6.375%, 1/15/51	1/24 at 104.00	N/R	2,145,420
	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	1/23 at 105.00	N/R	535,694
4,465	5.350%, 1/01/38	1/23 at 105.00	N/R	4,653,512
7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38	1/24 at 105.00	N/R	7,502,573
6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (AMT)	No Opt. Call	N/R	7,249,885
4,000	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 5.450%, 1/01/38	1/23 at 105.00	N/R	4,217,080
1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 15.328%, 4/01/30, 144A (IF) (5)	No Opt. Call	AA	3,502,939
7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,476,210
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	3,367,451
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,761,225
4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	4,764,961
3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	1/20 at 100.00	B	3,931,084
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,589,444
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,148,140

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
$2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	$2,261,900
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,865,262
1,070	Indiana FInance Authority, Educational Facilities Revenue Bonds, Marian University Project, Series 2019A, 4.000%, 9/15/49	9/29 at 100.00	BBB	1,138,245
18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B3	19,114,791
22,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	23,081,985
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	12.521%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A	5,059,425
1,000	12.521%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A	1,349,180
1,600	12.521%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A	2,158,688
1,000	12.521%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A	1,349,180
40,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA	44,270,800
	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,068,972
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	894,101
3,000	Indiana Housing and Community Development Authority, Multifamily Housing Revenue Bonds, Lake Meadows Assisted Living Project, Series 2019A, 5.000%, 1/01/39	7/26 at 103.00	N/R	3,068,280
4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	4,010,000
21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	B-	22,051,690
1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,658,415
1,975	St Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	1/20 at 100.00	N/R	1,999,095
18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	18,900,157
185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20	No Opt. Call	N/R	185,958
	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	490,498
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,752,523

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011:
$5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	$5,536,900
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,554,750
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,958,611
249,225	Total Indiana			257,934,357
	Iowa – 1.7%
182,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	189,413,906
116,765	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	129,253,017
1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/20 at 104.00	B-	1,697,841
8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	B+	9,377,670
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
750	5.000%, 8/01/38	8/23 at 102.00	N/R	793,192
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,163,098
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	1/20 at 100.00	B-	4,000,840
14,845	5.500%, 6/01/42	1/20 at 100.00	B-	14,847,969
23,640	5.625%, 6/01/46	1/20 at 100.00	B-	23,644,492
354,325	Total Iowa			375,192,025
	Kansas – 0.4%
1,755	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (7)	1,767,741
7,140	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45 (UB) (5)	9/27 at 100.00	A1	7,794,238
2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,184,191
	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
988	5.000%, 3/01/16 (4)	No Opt. Call	N/R	543,309
4,722	5.000%, 3/01/26 (4)	1/20 at 100.00	N/R	2,597,015
2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	1/20 at 100.00	N/R	460,350
2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,495,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
$7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	$3,544,800
5,000	5.250%, 12/15/29	12/22 at 100.00	N/R	2,400,000
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	5,258,400
10,725	Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	11,644,883
9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	11,408,430
17,760	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (5)	3/27 at 100.00	AA-	19,260,542
3,599	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 0.000%, 12/01/33 (AMT)	No Opt. Call	N/R	3,609,039
10,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,841,547
12,220	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34	No Opt. Call	N/R	5,184,579
110,999	Total Kansas			91,994,064
	Kentucky – 0.4%
	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,903,714
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,548,950
9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (5)	5/26 at 100.00	AA-	10,805,253
2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	2,156,773
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 14.032%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	7,703,167
6,250	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	BB+	7,024,687
8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (7)	8,170,160
2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,708,950
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,000	4.250%, 7/01/35	7/25 at 100.00	Baa2	1,055,490
6,260	5.000%, 7/01/40	7/25 at 100.00	Baa2	6,866,469
5,990	5.000%, 1/01/45	7/25 at 100.00	Baa2	6,539,283

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB+	$228,330
21,765	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A3	24,902,207
76,310	Total Kentucky			85,613,433
	Louisiana – 1.0%
40,010	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	43,424,053
4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48	6/28 at 100.00	N/R	4,736,324
12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Caa1	13,064,736
	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2019:
2,610	4.125%, 6/01/39, 144A	6/30 at 100.00	N/R	2,587,528
5,070	4.375%, 6/01/48	6/30 at 100.00	N/R	5,061,635
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37	11/28 at 100.00	N/R	1,405,025
5,735	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44	11/29 at 100.00	N/R	5,771,475
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	3,149,880
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
2,100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	2,339,295
2,100	5.500%, 11/01/39	11/28 at 100.00	N/R	2,264,346
2,080	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Vermilion Parish GOMESA Project, Green Series 2019, 4.625%, 11/01/38	11/28 at 100.00	N/R	2,235,022
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe, 5.000%, 7/01/54	7/29 at 100.00	Ba2	4,308,480
10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47	2/27 at 100.00	N/R	10,724,600
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bond Trust 2016-XF2336:
3,315	16.336%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (5)	10/20 at 100.00	A2 (7)	3,784,603
1,375	16.345%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (5)	10/20 at 100.00	A2 (7)	1,569,906

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$17,090	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	$18,797,975
5,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56 (UB) (5)	7/26 at 100.00	A3	5,672,250
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,072,730
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
425	7.750%, 12/15/31	12/21 at 100.00	N/R	455,757
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	7,943,413
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles College Prep Project, Series 2019A:
3,315	5.000%, 6/01/49, 144A (WI/DD, Settling 1/09/20)	6/27 at 100.00	N/R	3,469,048
3,760	5.000%, 6/01/58, 144A (WI/DD, Settling 1/09/20)	6/27 at 100.00	N/R	3,910,550
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	0.000%, 10/01/33 (6)	No Opt. Call	BBB	4,722,916
20,000	0.000%, 10/01/46 (6)	10/33 at 100.00	BBB	19,917,200
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	2,144,360
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	645,336
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,220,736
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,377,203
	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A:
3,600	5.000%, 4/01/49	4/27 at 100.00	N/R	3,721,212
3,965	5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	4,073,800
5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT)	No Opt. Call	N/R	50
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	BBB+	5,673,850
8,660	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	BBB+	9,761,465
	New Orleans, Louisiana, Water Revenue Bonds, Series 2015:
4,000	5.000%, 12/01/40 (UB)	12/25 at 100.00	BBB+	4,545,960
4,000	5.000%, 12/01/45 (UB)	12/25 at 100.00	BBB+	4,503,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
$865	5.250%, 11/15/29	11/24 at 100.00	N/R	$961,179
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,093,080
7,075	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	7,416,722
216,005	Total Louisiana			225,526,700
	Maine – 0.1%
13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT)	12/26 at 100.00	N/R	13,114,869
4,500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34	12/26 at 100.00	N/R	4,388,715
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,464,128
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	6,949,020
3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	1/20 at 100.00	B1	4,007,196
30,365	Total Maine			30,923,928
	Maryland – 1.3%
	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,352,077
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,071,266
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,903,222
1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,594,680
2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,256,974
6,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	6,448,784
	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	750,926
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,039,650
3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47	2/26 at 100.00	N/R	3,330,873
29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	29,706,530

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
$1,650	5.000%, 12/01/20 (4)	No Opt. Call	N/R	$1,064,250
83,115	5.000%, 12/01/31 (4)	1/20 at 100.00	N/R	53,609,175
4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	1/20 at 100.00	N/R	2,902,500
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,152,100
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,686,523
1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (Pre-refunded 11/15/21) (UB) (5)	11/21 at 100.00	Aa2 (7)	1,927,944
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,155	15.596%, 5/15/21, 144A (IF) (5)	No Opt. Call	Aa2	1,565,475
1,000	15.596%, 5/15/21, 144A (IF) (5)	No Opt. Call	Aa2	1,355,390
1,135	15.769%, 11/15/43 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	Aa2 (7)	1,537,562
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37	7/27 at 100.00	N/R	1,060,930
1,800	5.250%, 7/01/47	7/27 at 100.00	N/R	1,895,562
1,530	5.375%, 7/01/52	7/27 at 100.00	N/R	1,618,358
20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	23,113,961
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB)	5/27 at 100.00	A	40,039,136
17,070	4.000%, 5/15/47 (UB) (5)	5/27 at 100.00	A	18,480,323
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 12.999%, 8/15/42, 144A (IF) (5)	2/25 at 100.00	A	3,798,588
19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48 (UB) (5)	1/28 at 100.00	A-	21,330,950
26,270	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60, 144A	3/34 at 100.00	N/R	28,223,963
19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA-	22,892,010
5,100	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	5,445,729
299,020	Total Maryland			289,155,411

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.3%
	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019:
$1,000	5.000%, 6/15/49	6/26 at 100.00	N/R	$1,066,860
1,620	5.000%, 6/15/54	6/26 at 100.00	N/R	1,716,941
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,255	6.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,462,427
1,245	6.000%, 1/01/33	1/23 at 100.00	N/R	1,385,473
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB-	8,206,800
16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (5)	7/25 at 100.00	AA-	18,589,280
13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB)	7/26 at 100.00	A	14,816,227
10,130	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 4.000%, 7/01/46 (AMT) (UB) (5)	7/26 at 100.00	AA	10,872,934
15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	16,597,950
67,680	Total Massachusetts			74,714,892
	Michigan – 1.2%
1,155	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	1,211,618
1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	1/20 at 100.00	BBB-	1,051,376
1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	1/20 at 100.00	N/R	1,880,690
	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
3,355	5.000%, 11/01/26	1/20 at 100.00	B	3,262,134
3,750	5.250%, 11/01/31	1/20 at 100.00	B	3,584,175
3,840	5.250%, 11/01/36	1/20 at 100.00	B	3,537,178
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
2,900	6.000%, 10/01/33	10/23 at 100.00	N/R	2,953,070
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,143,743
	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,095	5.650%, 11/01/25	1/20 at 100.00	B-	955,552
500	5.750%, 11/01/30	1/20 at 100.00	B-	396,920
2,425	5.750%, 11/01/35	1/20 at 100.00	B-	1,769,595
1,960	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	1/20 at 100.00	B-	1,947,887
25,000	Detroit, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	1/20 at 100.00	N/R	22,272,500

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
$465	5.250%, 4/01/22	1/20 at 100.00	N/R	$465,000
159	5.250%, 4/01/23	1/20 at 100.00	N/R	158,821
3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	1/20 at 100.00	BB	3,501,540
2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB-	2,879,442
14,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 5.000%, 11/15/48 (UB) (5)	11/29 at 100.00	A	16,887,080
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,165	4.000%, 2/15/44 (UB) (5)	8/29 at 100.00	A1	17,779,722
5,000	4.000%, 2/15/47 (UB) (5)	8/29 at 100.00	A1	5,466,650
23,700	4.000%, 2/15/50 (UB) (5)	8/29 at 100.00	A1	25,825,179
1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2012, 5.750%, 2/01/33	2/20 at 100.00	BB+	1,834,580
830	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 5.000%, 2/01/33	2/27 at 102.00	BB+	911,066
1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	1/20 at 100.00	BBB-	1,497,422
1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BB+	1,237,661
6,760	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	6,115,028
400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB-	403,412
11,085	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	8,988,605
1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	939,940
41,005	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	Aa3	45,073,516
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (5)	10/24 at 100.00	AA	7,091,453
13,525	4.600%, 4/01/52 (UB) (5)	10/24 at 100.00	AA	14,465,799
895	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	1/20 at 100.00	N/R	895,609
1,975	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,046,278
1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	1/20 at 100.00	BBB-	1,507,905

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	1/20 at 100.00	BBB-	$1,751,032
3,110	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	1/20 at 100.00	N/R	3,111,306
	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr Joseph F Pollack Academic Center of Excellence Project, Series 2010:
55	7.250%, 4/01/20	No Opt. Call	BB	55,327
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,148,824
500	8.000%, 4/01/40	4/20 at 100.00	BB	503,725
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 4/15/54 (UB) (5)	10/29 at 100.00	AA-	10,980,000
12,070	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (AMT)	12/23 at 100.00	N/R	13,601,200
357,580	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.010%, 6/01/58	6/33 at 11.41	N/R	12,425,905
20,145	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B, 0.000%, 6/01/52	1/20 at 9.97	CCC-	1,197,016
10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	1/20 at 100.00	B2	11,027,530
	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
1,015	5.500%, 5/01/27	5/22 at 100.00	BB	1,040,060
1,565	6.000%, 5/01/37	5/22 at 100.00	BB	1,602,998
1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,559,790
1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,014,470
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
205	6.750%, 5/01/21	No Opt. Call	BB	210,551
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,703,825
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,646,148
2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	1/20 at 100.00	B+	2,296,928
638,819	Total Michigan			283,814,781
	Minnesota – 0.8%
	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,296,876
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,052,480
935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	965,313

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
$3,210	5.000%, 7/01/48	7/26 at 102.00	N/R	$3,359,169
1,570	5.000%, 7/01/53	7/26 at 102.00	N/R	1,631,607
13,705	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	14,356,262
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	798,908
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,521,218
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB-	2,044,560
1,895	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	2,031,952
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	744,730
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,690,554
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
4,000	5.000%, 7/01/49	7/27 at 102.00	N/R	4,143,760
2,000	5.000%, 7/01/54	7/27 at 102.00	N/R	2,052,460
	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B-	965,013
6,200	5.875%, 7/01/40	7/25 at 100.00	B-	5,452,900
5,000	6.000%, 7/01/45	7/25 at 100.00	B-	4,387,900
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,135,770
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,089,690
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
900	5.000%, 10/01/37	10/24 at 100.00	N/R	936,909
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,752,683
2,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	2,235,740
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,408,498
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,954,796

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	$2,754,374
2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,096,420
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	870,232
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	4,180,458
1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,925,857
2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	1/20 at 100.00	B1	2,318,087
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A:
1,385	5.250%, 12/01/43	12/27 at 100.00	N/R	1,468,100
2,000	5.250%, 12/01/52	12/27 at 100.00	N/R	2,085,980
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,076,390
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,814,346
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32	7/27 at 100.00	N/R	1,124,226
1,250	6.250%, 7/01/37	7/27 at 100.00	N/R	1,306,162
5,510	6.500%, 7/01/48	7/27 at 100.00	N/R	5,792,938
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,680	5.000%, 12/01/37	12/27 at 100.00	N/R	1,725,192
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	5,716,575
	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,063,041
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,014,070
1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (7)	1,549,650
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB-	525,600
1,840	5.000%, 9/01/44	9/24 at 100.00	BB-	1,908,724

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A:
$2,000	5.125%, 9/01/38	9/28 at 100.00	N/R	$2,092,380
1,745	5.250%, 9/01/43	9/28 at 100.00	N/R	1,826,439
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	N/R	1,362,663
3,085	5.000%, 4/01/46	4/26 at 100.00	N/R	2,062,322
2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB-	2,707,775
21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	23,578,088
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52	7/27 at 100.00	N/R	1,609,320
1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,734,799
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38	6/25 at 100.00	N/R	1,270,872
1,285	5.000%, 6/15/48	6/25 at 100.00	N/R	1,347,592
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	1,555,740
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	43,038
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,845,889
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,051,620
	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	1/20 at 100.00	N/R	845,456
1,225	5.375%, 5/01/43	1/20 at 100.00	N/R	1,225,282
2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,270,443
1,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 5.000%, 9/01/42	9/24 at 100.00	N/R	1,092,730
11,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	Ba1	12,273,881
1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,037,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	$4,847,745
	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc, Series 2019A:
2,125	5.000%, 6/15/49	6/27 at 100.00	N/R	2,263,507
1,595	5.000%, 6/15/54	6/27 at 100.00	N/R	1,685,803
	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,255	5.250%, 2/01/27 (AMT)	1/20 at 100.00	N/R	1,256,368
800	5.500%, 2/01/42 (AMT)	1/20 at 100.00	N/R	800,672
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	316,868
730	4.750%, 6/01/46	6/24 at 100.00	N/R	736,913
	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
824	6.250%, 9/01/30 (4)	1/20 at 100.00	N/R	576,772
2,678	6.875%, 9/01/42 (4)	1/20 at 100.00	N/R	1,874,508
181,887	Total Minnesota			185,519,395
	Mississippi – 0.0%
5,425	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	5,360,714
1,189	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	2/20 at 100.00	N/R	1,193,118
6,614	Total Mississippi			6,553,832
	Missouri – 1.5%
9,100	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019, 4.000%, 10/01/37 (UB) (5)	10/29 at 100.00	AA+	10,524,059
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,029,260
7,774	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29	1/20 at 100.00	N/R	6,611,813
185	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	210,811
	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
511	5.000%, 6/01/20 (4)	1/20 at 100.00	N/R	347,620
3,000	5.000%, 6/01/28 (4)	1/20 at 100.00	N/R	2,040,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,315	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	1/20 at 100.00	A-	$1,318,551
1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,906,346
4,000	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	4,063,320
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36	4/26 at 100.00	N/R	811,293
3,140	5.000%, 4/01/46	4/26 at 100.00	N/R	3,246,886
4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46	4/26 at 100.00	N/R	4,917,488
1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,347,696
1,161	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	1/20 at 100.00	N/R	1,113,732
8,519	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	1/20 at 100.00	N/R	1,490,840
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - CID Special Assessments, Series 2018A:
10,000	6.250%, 4/15/49	4/28 at 100.00	N/R	10,425,100
2,500	6.625%, 4/15/49	4/28 at 100.00	N/R	2,664,875
	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
995	5.000%, 5/01/35	5/20 at 100.00	N/R	997,298
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,371,315
2,500	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37	11/27 at 100.00	N/R	2,559,725
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35	6/25 at 100.00	N/R	4,291,644
3,965	6.000%, 6/01/46	6/25 at 100.00	N/R	4,073,244
7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46	6/25 at 100.00	N/R	7,284,578
38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	A+	41,905,455
14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (5)	1/28 at 100.00	AA	15,768,853
12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (5)	11/23 at 100.00	A2	13,889,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$30,120	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49 (UB) (5)	5/29 at 100.00	A2	$33,077,784
5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 13.037%, 11/15/48, 144A (IF) (5)	11/23 at 100.00	A2	6,902,582
24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (5)	11/27 at 100.00	AA-	26,897,445
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
1,925	4.000%, 2/15/44 (UB) (5)	2/29 at 100.00	A1	2,116,634
9,815	4.000%, 2/15/49 (UB) (5)	2/29 at 100.00	A1	10,706,104
6,580	4.000%, 2/15/54 (UB) (5)	2/29 at 100.00	A1	7,115,809
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500	4.000%, 5/15/42 (UB) (5)	5/27 at 102.00	A+	10,193,310
41,750	4.000%, 5/15/48 (UB) (5)	5/27 at 102.00	A+	44,288,818
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,191,661
750	5.000%, 5/01/35	5/21 at 100.00	N/R	758,408
1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,734,053
3,490	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36	12/26 at 100.00	N/R	3,659,021
3,000	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49	11/29 at 102.00	N/R	2,987,280
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	654,774
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,948,860
3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,502,421
	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	1/20 at 100.00	N/R	1,295,440
5,700	5.350%, 6/15/32	1/20 at 100.00	N/R	5,700,285
6,765	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (7)	7,021,055
1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (4)	3/20 at 100.00	N/R	465,920

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,156	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	1/20 at 100.00	N/R	$1,098,489
2,502	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	1/20 at 100.00	N/R	1,513,110
1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	1/20 at 100.00	N/R	497,830
5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36	5/25 at 100.00	N/R	5,023,347
768	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/20 at 100.00	N/R	744,207
2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (4)	No Opt. Call	N/R	551,250
150	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	170,196
10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	10,999,405
333,739	Total Missouri			342,027,150
	Montana – 0.0%
500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	543,555
	Nebraska – 0.0%
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	12.795%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A	1,458,413
1,545	12.783%, 11/01/48, 144A (IF) (5)	11/25 at 100.00	A	2,330,401
2,505	Total Nebraska			3,788,814
	Nevada – 1.5%
	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
830	5.000%, 9/01/38	9/28 at 100.00	N/R	884,689
7,985	5.375%, 9/01/48	9/28 at 100.00	N/R	8,580,441
965	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,054,098
13,290	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	14,412,340
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
3,040	5.250%, 12/15/37 (AMT)	12/27 at 100.00	N/R	3,247,419
15,720	6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	18,069,197

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
$13,600	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	$15,084,032
78,300	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	90,871,065
36,390	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	37,168,746
	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35	12/25 at 100.00	BB	1,094,530
2,520	5.125%, 12/15/45	12/25 at 100.00	BB	2,732,562
1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48	12/25 at 100.00	BB	1,614,045
	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB-	2,806,488
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,912,120
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,303,240
	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B:
5,000	5.000%, 7/01/43 (UB) (5)	7/28 at 100.00	A+	5,980,600
55,685	4.000%, 7/01/49 (UB) (5)	7/28 at 100.00	A+	60,767,927
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 609 Skye Canyon, Series 2017:
1,270	4.250%, 6/01/37	6/27 at 100.00	N/R	1,300,798
2,115	4.375%, 6/01/42	6/27 at 100.00	N/R	2,169,461
2,475	4.500%, 6/01/47	6/27 at 100.00	N/R	2,547,220
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
350	5.000%, 6/01/28	6/24 at 100.00	N/R	377,486
870	5.000%, 6/01/30	6/24 at 100.00	N/R	931,648
1,085	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,183,898
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
490	4.375%, 6/01/42	6/27 at 100.00	N/R	504,205
580	4.500%, 6/01/47	6/27 at 100.00	N/R	599,552
1,455	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/49	6/29 at 100.00	N/R	1,491,710
3,000	Las Vegas, Neveda, Sales Tax Increment Revenue Bonds, Nevada, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35	6/21 at 100.00	N/R	2,971,020

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$1,750	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	$1,785,192
1,300	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,387,867
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37	7/25 at 100.00	BB+	539,515
850	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/43	12/28 at 100.00	N/R	905,208
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,045	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,243,345
4,180	5.000%, 12/01/47	12/27 at 100.00	N/R	4,512,812
5,195	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	1/20 at 100.00	N/R	5,135,621
165,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.010%, 7/01/58	7/38 at 31.26	N/R	23,951,400
90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58	7/28 at 13.65	N/R	8,537,400
528,480	Total Nevada			333,658,897
	New Hampshire – 0.1%
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	B3	420,000
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	B3	492,701
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	345,195
625	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	562,975
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	41,743
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	285,843
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	518,475
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	2,253,550
14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (5)	8/24 at 100.00	A	15,023,464
20,425	Total New Hampshire			19,943,946
	New Jersey – 2.3%
4,920	Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	5,706,265
8,240	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (AMT)	1/20 at 100.00	BBB-	8,244,038
2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	1/20 at 100.00	Caa2	1,757,142

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
$850	5.625%, 8/01/34	8/24 at 100.00	N/R	$893,435
1,530	5.875%, 8/01/44	8/24 at 100.00	N/R	1,603,853
1,000	6.000%, 8/01/49	8/24 at 100.00	N/R	1,051,260
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33 (4)	8/23 at 100.00	N/R	788,700
4,120	5.650%, 8/01/43 (4)	8/23 at 100.00	N/R	1,359,600
2,395	5.750%, 8/01/47 (4)	8/23 at 100.00	N/R	790,350
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,020	5.000%, 9/01/37	9/27 at 100.00	BB	1,121,276
2,325	5.125%, 9/01/52	9/27 at 100.00	BB	2,534,436
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,118,344
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,742,804
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A:
2,500	5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB+	2,814,900
5,000	5.000%, 6/15/47	12/27 at 100.00	BBB+	5,629,800
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
230	5.000%, 6/15/36	12/27 at 100.00	BBB+	264,884
6,000	5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB+	6,755,760
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
3,000	5.250%, 6/15/33	6/25 at 100.00	BBB+	3,415,380
15,730	5.250%, 6/15/40 (UB) (5)	6/25 at 100.00	BBB+	17,770,968
15,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (5)	12/26 at 100.00	BBB+	16,938,900
8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (5)	6/27 at 100.00	BBB+	9,014,240
18,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/48	12/28 at 100.00	BBB+	20,470,680
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
21,965	4.000%, 6/15/44 (UB) (5)	12/29 at 100.00	BBB+	22,967,483
44,360	4.000%, 6/15/49 (UB) (5)	12/29 at 100.00	BBB+	46,075,845

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A:
$850	6.000%, 10/01/34	10/24 at 100.00	BB-	$919,309
2,255	6.200%, 10/01/44	10/24 at 100.00	BB-	2,426,921
22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	Ba3	24,302,980
795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	1/20 at 100.00	Ba3	797,083
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
7,625	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	8,724,296
3,000	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	3,432,510
5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2003, 5.500%, 6/01/33 (AMT)	6/23 at 101.00	Ba3	6,206,188
1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,529,850
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,055,030
26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	1/20 at 100.00	BB+	26,376,757
18,845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	20,037,888
16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38	10/26 at 102.00	N/R	16,690,560
3,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30 (AMT) (UB) (5)	12/26 at 100.00	AA	3,319,980
2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	A	2,754,350
1,625	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 7.331%, 12/01/24, 144A (AMT) (IF)	12/23 at 100.00	AA	2,013,879
23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (5)	6/26 at 100.00	Baa1	26,937,574
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB+	1,451,026
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
10,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	7,169,700
40,000	0.000%, 12/15/36 – AMBAC Insured (UB) (5)	No Opt. Call	BBB+	23,461,200
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB+	1,806,690
49,200	0.000%, 12/15/38 – BAM Insured	No Opt. Call	AA	27,603,168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A:
$2,060	0.000%, 12/15/38	No Opt. Call	BBB+	$1,092,851
71,475	0.000%, 12/15/39 (UB) (5)	No Opt. Call	BBB+	36,279,995
14,990	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.000%, 12/15/37 – BAM Insured (UB) (5)	12/28 at 100.00	Baa1	16,532,921
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	BBB+	2,120,000
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49 (UB) (5)	12/28 at 100.00	BBB+	43,224,800
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
11,215	4.000%, 6/15/44 (UB) (WI/DD, Settling 1/02/20) (5)	12/28 at 100.00	BBB+	11,726,965
18,975	4.000%, 6/15/50 (UB) (5)	12/28 at 100.00	BBB+	19,673,849
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,154,300
576,055	Total New Jersey			521,652,963
	New Mexico – 0.2%
1,200	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	1/20 at 100.00	N/R	1,201,104
1,250	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,338,662
650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	673,699
3,840	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	3/20 at 55.29	N/R	1,766,400
680	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	700,346
4,715	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	4,798,408
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,109,160
5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB-	6,117,728
	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
985	7.625%, 10/01/23	1/20 at 100.00	N/R	986,261
3,400	7.750%, 10/01/38	1/20 at 100.00	N/R	3,403,298
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,109,604
18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40	5/20 at 103.00	N/R	18,894,289
47,752	Total New Mexico			47,098,959

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 7.4%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
$19,430	0.000%, 7/15/32	No Opt. Call	B+	$13,023,735
15,765	0.000%, 7/15/33	No Opt. Call	B+	10,161,331
3,470	0.000%, 7/15/35	No Opt. Call	B+	2,058,925
10,000	0.000%, 7/15/45	No Opt. Call	B+	3,832,200
111,990	Build New York City Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	127,461,418
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	211,480
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,268,491
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
670	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	741,368
2,665	5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,927,876
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 13.340%, 2/01/41 (Pre-refunded 2/01/21), 144A (IF) (5)	2/21 at 100.00	BBB+ (7)	2,912,225
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
675	5.000%, 5/01/38	5/23 at 100.00	BBB-	728,501
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB-	2,599,900
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,128,481
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,357,278
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	AA-	8,958,560
24,980	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2019-1, 4.000%, 7/01/37 (UB) (5)	7/29 at 100.00	AA-	28,994,536
500	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38	8/28 at 100.00	BBB	552,275
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40	6/25 at 100.00	BBB-	1,462,708
3,900	5.000%, 12/01/45	6/25 at 100.00	BBB-	4,360,200
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	5,512,200
4,000	5.500%, 12/01/46	12/26 at 100.00	BB-	4,348,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017B:
$4,785	4.000%, 2/15/44 (UB) (5)	8/27 at 100.00	AA+	$5,312,403
10,685	4.000%, 2/15/46 (UB) (5)	8/27 at 100.00	AA+	11,837,270
21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48 (UB) (5)	9/28 at 100.00	Aa1	23,294,880
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
2,990	17.631%, 3/15/39, 144A (IF) (5)	3/24 at 100.00	AA+	4,990,310
4,000	17.652%, 3/15/44, 144A (IF) (5)	3/24 at 100.00	AA+	6,630,200
7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C, 4.000%, 3/15/47 (UB) (5)	3/27 at 100.00	AA+	8,389,185
7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (5)	3/28 at 100.00	AA+	8,333,925
23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	8,303,255
40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (6)	1/34 at 100.00	N/R	39,075,615
5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	6,012,528
5,220	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,400,873
9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	10,559,808
12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	13,842,010
	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A:
5,500	4.000%, 11/01/42	11/27 at 100.00	BBB-	5,735,675
9,930	4.000%, 11/01/47	11/27 at 100.00	BBB-	10,291,154
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	4,986,150
16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	17,452,160
83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42 (UB) (5)	5/28 at 100.00	A	92,353,778
4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 13.270%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (5)	11/22 at 100.00	NR (7)	6,541,625

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$2,890	5.625%, 10/01/20 (4)	No Opt. Call	N/R	$1,990,488
18,995	3.163%, 10/01/27 (4)	1/20 at 100.00	N/R	13,082,806
34,160	3.163%, 10/01/37 (4)	1/20 at 100.00	N/R	23,527,700
70,725	3.231%, 10/01/46 (4)	1/20 at 100.00	N/R	48,711,844
3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	1/20 at 100.00	BBB	3,576,253
3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	1/20 at 100.00	A3	3,307,750
3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	1/20 at 100.00	BBB	3,031,110
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (5)	6/22 at 100.00	AA+	10,817,500
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	16.698%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (7)	2,790,660
3,700	16.464%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	5,778,031
2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 15.670%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (7)	2,905,771
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	15.691%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	2,851,058
970	15.704%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,514,219
2,000	15.718%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	3,123,260
1,320	15.718%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	2,061,352
24,635	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47 (UB) (5)	12/26 at 100.00	AA+	29,174,245
10,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/49 (UB) (WI/DD, Settling 1/03/20)	12/29 at 100.00	AA+	11,844,840
	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	17.785%, 6/15/43 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (7)	2,552,194
1,000	18.031%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (7)	1,295,380
2,265	16.534%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	3,190,570
400	17.777%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	563,492
1,600	17.777%, 6/15/47, 144A (IF) (5)	6/23 at 100.00	AA+	2,494,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
$2,500	5.000%, 7/15/40 (UB) (5)	7/25 at 100.00	AA	$2,931,275
5,000	5.000%, 7/15/41 (UB) (5)	7/25 at 100.00	AA	5,858,150
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45 (UB) (5)	1/26 at 100.00	AA	10,872,300
21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44 (UB) (5)	2/27 at 100.00	Aa1	24,128,544
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3:
4,490	4.000%, 5/01/42 (UB) (5)	5/28 at 100.00	Aa1	5,001,007
5,990	4.000%, 5/01/43 (UB) (5)	5/28 at 100.00	Aa1	6,663,456
22,500	4.000%, 5/01/44 (UB) (5)	5/28 at 100.00	Aa1	24,966,450
8,500	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 4.000%, 10/01/41 (UB) (5)	10/27 at 100.00	AA	9,461,435
13,045	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1, 5.000%, 4/01/43 (UB) (5)	4/28 at 100.00	AA	15,748,185
23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	9,610,015
6,500	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Subordinate Lien Series 2016B, 0.000%, 11/15/56	No Opt. Call	A2	1,958,320
	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
3,750	12.521%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A	4,657,650
2,500	12.521%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A	3,105,100
	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bond Trust 2016-XG0062:
3,750	13.465%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA-	4,779,562
2,000	13.465%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA-	2,549,100
2,170	16.306%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA-	2,915,069
140,635	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	155,559,186
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,000	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	32,528,430
39,835	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	44,875,721
109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	129,875,760
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
61,205	4.000%, 1/01/50 (UB) (5)	1/30 at 100.00	A-	68,122,389
19,675	4.000%, 1/01/53 – AGM Insured (UB) (5)	1/30 at 100.00	A2	21,953,365

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$19,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%, 3/15/44 (UB) (5)	9/27 at 100.00	AA+	$21,604,756
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017C:
3,440	4.000%, 3/15/43 (UB) (5)	9/27 at 100.00	AA+	3,844,647
20,265	4.000%, 3/15/45 (UB) (5)	9/27 at 100.00	AA+	22,578,047
10,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire State Development Bidding Group 3, Series 2019A, 3.000%, 3/15/49 (UB) (5)	9/29 at 100.00	Aa1	10,048,200
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,990	5.000%, 7/01/46 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	A2	5,564,000
4,740	4.000%, 1/01/51 – AGM Insured (AMT) (UB)	7/24 at 100.00	BBB	4,972,070
17,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	17,945,200
3,155	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47 (AMT)	7/27 at 100.00	N/R	3,286,721
1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,672,185
1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba3	1,736,959
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
1,000	5.000%, 11/01/44 (AMT) (UB) (5)	11/29 at 100.00	AA-	1,214,540
14,700	4.000%, 11/01/47 (AMT) (UB) (5)	11/29 at 100.00	AA-	16,346,254
8,900	5.000%, 11/01/49 (AMT) (UB) (5)	11/29 at 100.00	AA-	10,801,930
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
12,200	4.000%, 9/01/43 (UB) (5)	9/28 at 100.00	AA-	13,732,930
15,000	5.000%, 9/01/48 (UB) (5)	9/28 at 100.00	AA-	18,235,800
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019:
1,000	4.000%, 9/01/39 (AMT) (UB) (5)	9/29 at 100.00	AA-	1,123,640
11,615	4.000%, 9/01/43 (AMT) (UB) (5)	9/29 at 100.00	AA-	12,927,379
16,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventeen Series 2019, 4.000%, 11/01/49 (UB) (5)	11/29 at 100.00	AA-	18,917,092
9,125	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	AA-	10,319,919
35,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, 4.000%, 11/01/59 (AMT) (UB) (5)	11/29 at 100.00	AA-	38,796,530
845	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	1/20 at 100.00	N/R	853,416

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
$50,335	4.000%, 11/15/47 (UB) (5)	5/28 at 100.00	AA-	$56,182,920
19,655	4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA-	21,918,273
	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006:
29,500	5.000%, 6/01/45	6/27 at 100.00	CCC+	29,826,270
26,720	5.000%, 6/01/48	6/27 at 100.00	N/R	26,969,298
9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	10,127,160
1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB-	1,925,885
875	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/20 at 100.00	CCC+	868,805
1,601,860	Total New York			1,676,591,478
	North Carolina – 0.8%
1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 15.587%, 1/15/42, 144A (IF)	1/21 at 100.00	AA-	1,801,659
973	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,007,678
1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40	3/25 at 100.00	N/R	1,637,840
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 16.007%, 6/01/20, 144A (IF) (5)	No Opt. Call	AA	2,763,460
47,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/52 (UB) (5)	11/29 at 100.00	AA-	52,711,503
2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,944,509
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019:
5,000	0.000%, 1/01/40 (UB) (5)	1/30 at 74.03	AA+	2,822,900
6,000	0.000%, 1/01/41 (UB) (5)	1/30 at 71.45	AA+	3,251,760
5,000	0.000%, 1/01/42 (UB) (5)	1/30 at 68.97	AA+	2,606,650
4,500	0.000%, 1/01/43 (UB) (5)	1/30 at 66.61	AA+	2,262,015
5,000	0.000%, 1/01/44 (UB) (5)	1/30 at 64.38	AA+	2,422,600
11,000	0.000%, 1/01/45 (UB) (5)	1/30 at 62.11	AA+	5,131,720
8,250	0.000%, 1/01/46 (UB) (5)	1/30 at 60.08	AA+	3,711,015
15,500	0.000%, 1/01/47 (UB) (5)	1/30 at 58.00	AA+	6,714,910
16,000	0.000%, 1/01/48 (UB) (5)	1/30 at 55.97	AA+	6,679,520
14,500	0.000%, 1/01/49 (UB) (5)	1/30 at 54.10	AA+	5,842,340

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
$2,415	5.000%, 2/01/45 (UB) (5)	No Opt. Call	Aa3	$3,424,132
49,655	5.000%, 2/01/49 (UB) (5)	No Opt. Call	Aa3	72,037,984
7,346	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56 (Mandatory Put 7/01/34)	7/33 at 100.00	N/R	7,677,514
206,604	Total North Carolina			187,451,709
	North Dakota – 0.1%
3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,536,544
6,370	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	AA-	7,315,754
	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,350,800
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	6,261,200
26,970	Total North Dakota			18,464,298
	Ohio – 5.5%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 14.529%, 5/01/42, 144A (IF) (5)	5/22 at 100.00	A2	3,168,900
657,650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	1/20 at 14.23	N/R	46,647,114
793,950	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.010%, 6/01/52	1/20 at 9.22	N/R	42,627,175
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
945	5.125%, 6/01/24	1/20 at 100.00	C	946,285
4,255	5.375%, 6/01/24	1/20 at 100.00	C	4,272,318
59,245	5.875%, 6/01/30	1/20 at 100.00	C	59,560,183
35,790	5.750%, 6/01/34	1/20 at 100.00	C	35,968,592
32,815	6.000%, 6/01/42	1/20 at 100.00	B-	33,017,797
162,750	5.875%, 6/01/47	1/20 at 100.00	B-	163,505,160
49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa3	51,237,415
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,451,873
5,035	6.000%, 12/01/43	12/22 at 100.00	N/R	5,136,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
$200	6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	$217,820
1,500	6.375%, 1/15/43	1/24 at 104.00	N/R	1,621,935
4,400	6.500%, 1/15/52	1/24 at 104.00	N/R	4,749,360
2,330	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	1/20 at 100.00	N/R	2,337,573
13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A- (7)	15,220,309
3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 12.930%, 2/01/44, 144A (IF) (5)	2/24 at 100.00	A	5,327,942
2,580	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40	12/29 at 100.00	N/R	2,728,660
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
215	5.000%, 12/01/22	1/20 at 100.00	N/R	215,262
3,250	5.000%, 12/01/32	1/20 at 100.00	N/R	3,251,235
6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,560,918
4,950	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41	12/26 at 100.00	N/R	5,123,547
16,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/49 (UB) (5)	8/28 at 100.00	A2	18,791,360
2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	2,526,225
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (5)	8/26 at 100.00	A2	11,798,464
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,019,979
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,382,058
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	17,227,562
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,474,180
77,813	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	67,502,430
80,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B3	88,397,600
18,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	15,632,350

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$42,725	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (4)	No Opt. Call	N/R	$45,288,500
17,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (4)	No Opt. Call	N/R	19,036,875
29,738	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	25,797,715
3,570	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (4)	No Opt. Call	N/R	3,096,975
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	14,803,888
	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
10,125	3.625%, 12/01/33 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	8,783,438
5,950	0.000%, 1/01/34 (4)	No Opt. Call	N/R	5,161,625
3,810	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	3,305,175
7,175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (4)	No Opt. Call	N/R	6,224,313
20,130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	21,589,425
11,940	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	12,278,141
	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,480	4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	1,596,920
4,900	4.500%, 1/15/48 (AMT)	1/28 at 100.00	N/R	5,297,537
205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B3	213,663
36,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	31,537,962
48,650	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (4)	No Opt. Call	N/R	42,203,875
49,675	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	43,093,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$11,290	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	$9,794,075
16,065	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (4)	No Opt. Call	N/R	13,936,388
48,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	51,635,512
24,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	21,093,262
14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	15,599,513
19,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (4)	No Opt. Call	N/R	16,634,313
8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,889,188
17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	18,995,883
13,880	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	13,650,980
	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,582,785
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,170,730
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,321,600
1,200	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB-	1,295,448
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,433,424
12,000	6.000%, 12/01/42	12/22 at 100.00	BB-	12,900,720
	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1:
1,680	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	1,820,885
3,240	6.250%, 1/15/43	1/24 at 104.00	N/R	3,479,598
3,390	6.375%, 1/15/51	1/24 at 104.00	N/R	3,636,487

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	$29,391,542
	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A:
11,750	6.100%, 7/01/17 (AMT) (4)	No Opt. Call	N/R	218,550
18,400	6.350%, 7/01/27 (AMT) (4)	2/20 at 100.00	N/R	347,760
5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007B, 7.250%, 7/01/27 (AMT) (4)	2/20 at 100.00	N/R	50
2,670,081	Total Ohio			1,261,784,171
	Oklahoma – 0.6%
7,165	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	7,851,765
5,500	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 4.000%, 9/01/45 (UB) (5)	9/29 at 100.00	Baa1	5,929,825
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
27,040	5.500%, 8/15/52	8/28 at 100.00	BB+	32,255,746
6,595	5.500%, 8/15/57	8/28 at 100.00	BB+	7,811,975
	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
2,828	6.875%, 11/01/46 (4)	11/26 at 100.00	N/R	7,071
4,149	7.000%, 11/01/51 (4)	11/26 at 100.00	N/R	10,373
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
1,000	5.250%, 11/15/37	11/25 at 102.00	BBB-	1,143,970
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB-	6,591,398
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	7,657,496
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	10,971,326
29,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	31,824,020
5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001A, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	5,867,292
10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	11,740,067
123,432	Total Oklahoma			129,662,324
	Oregon – 0.2%
4,000	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2017A, 0.000%, 6/15/36	6/27 at 67.23	AA+	2,287,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (7)	$1,654,544
815	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.250%, 6/15/55	6/27 at 102.00	N/R	840,705
	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019 A:
670	5.000%, 6/15/39	6/27 at 102.00	N/R	716,833
1,810	5.000%, 6/15/49	6/27 at 102.00	N/R	1,910,383
8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45 (UB) (5)	10/25 at 100.00	AA-	9,707,130
	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35	6/25 at 100.00	N/R	577,660
1,650	5.750%, 6/15/46	6/25 at 100.00	N/R	1,738,886
3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,716,277
	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
100	4.850%, 10/01/20	1/20 at 100.00	N/R	99,957
130	5.000%, 10/01/21	1/20 at 100.00	N/R	129,607
725	5.350%, 10/01/31	1/20 at 100.00	N/R	699,110
6,220	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Subordinate Lien Series 2019A, 4.000%, 11/15/42 (UB) (5)	11/29 at 100.00	Aa2	7,052,609
3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,220,000
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
385	4.000%, 6/15/38	6/28 at 100.00	N/R	413,663
800	4.375%, 6/15/43	6/28 at 100.00	N/R	861,152
2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	1/20 at 100.00	N/R	2,515,910
8,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017A, 0.000%, 6/15/47	6/27 at 39.49	AA+	2,576,720
45,275	Total Oregon			40,718,666
	Pennsylvania – 2.9%
9,735	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B3	10,181,447
12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	13,190,443

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
$1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	$1,374,788
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,758,900
2,905	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,081,856
	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
2,400	6.000%, 7/01/37	7/24 at 100.00	N/R	2,451,024
11,015	6.250%, 7/01/47	7/24 at 100.00	N/R	11,256,559
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	4,361,507
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	17,360,144
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
2,425	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	2,800,463
17,330	5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	19,460,723
45,855	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	39,779,212
16,600	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (4)	No Opt. Call	N/R	17,803,500
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
4,035	4.375%, 1/01/35 (Mandatory Put 7/01/22) (4)	No Opt. Call	N/R	4,327,538
35,695	3.500%, 4/01/41 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	30,965,412
50,320	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	43,652,600
46,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	39,905,000
17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	Baa2	20,447,763
2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 17.392%, 11/01/44, 144A (IF) (5)	5/22 at 100.00	Baa2	2,635,116
1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B3	1,312,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
$705	5.000%, 12/01/30	12/25 at 100.00	N/R	$768,076
680	5.000%, 12/01/35	12/25 at 100.00	N/R	733,264
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,508,052
11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB	12,214,830
6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB	6,465,540
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB-	1,744,848
785	5.000%, 10/01/44	10/24 at 100.00	BBB-	851,034
	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
550	5.000%, 3/01/38	3/28 at 100.00	N/R	586,366
1,500	5.125%, 3/01/48	3/28 at 100.00	N/R	1,597,080
1,800	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2020, 4.125%, 11/30/20, 144A (WI/DD, Settling 1/03/20)	7/20 at 100.00	N/R	1,798,596
1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,665,100
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 4.000%, 7/15/43 (UB) (5)	1/28 at 100.00	A-	3,210,120
1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB-	1,084,290
20,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49 (UB) (5)	7/29 at 100.00	A2	21,683,400
3,540	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,774,808
6,164	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,398,232
	Montgomery County Higher Education and Health Authority, Philadelphia, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
15,810	4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	A	17,212,979
4,630	4.000%, 9/01/51 (UB)	9/29 at 100.00	A	5,032,393
1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 14.803%, 8/01/38 (Pre-refunded 8/01/20), 144A (IF) (5)	8/20 at 100.00	NR (7)	1,584,086
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	1,115,480

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bond Trust 2016-XG0063:
$945	13.639%, 2/15/31, 144A (IF) (5)	8/23 at 100.00	Aa1	$1,410,715
1,340	13.659%, 2/15/32, 144A (IF) (5)	8/23 at 100.00	Aa1	1,997,056
1,410	13.649%, 2/15/33, 144A (IF) (5)	8/23 at 100.00	Aa1	2,097,869
1,480	13.669%, 2/15/34, 144A (IF) (5)	8/23 at 100.00	Aa1	2,203,143
1,072	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	1/20 at 100.00	N/R	267,838
259	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.500%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	64,761
4,835	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,420,857
20,520	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	17,801,100
13,275	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	11,516,062
59,070	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	63,756,614
8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory Put 9/01/20)	No Opt. Call	B3	8,985,051
950	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	966,768
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019:
1,290	5.250%, 6/01/26 (AMT), 144A	No Opt. Call	N/R	1,338,233
4,195	5.750%, 6/01/36 (AMT)	6/26 at 103.00	N/R	4,474,093
2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	2,111,421
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
750	17.459%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (5)	8/21 at 100.00	AA (7)	972,638
1,205	17.960%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (5)	8/21 at 100.00	AA (7)	1,572,380
4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	5,195,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
$1,445	5.000%, 7/01/37	7/27 at 100.00	BB	$1,613,025
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,741,588
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,963,734
895	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	1/20 at 100.00	Baa3	896,253
3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	1/20 at 100.00	N/R	30,912
2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,254,939
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
855	6.050%, 5/01/23	1/20 at 100.00	N/R	831,650
985	6.250%, 5/01/33	1/20 at 100.00	N/R	902,388
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	354,325
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	4,910,702
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,109,110
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,761,130
3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45	3/28 at 100.00	BB+	3,599,531
	Philadelphia Authority for Industrial Development, Revenue Bonds, Pennsylvania, Alliance for Progress Charter School, Series 2019A:
920	5.000%, 6/15/39	6/26 at 100.00	N/R	978,825
1,385	5.000%, 6/15/49	6/26 at 100.00	N/R	1,463,820
	Philadelphia Authority for Industrial Development, Revenue Bonds, Pennsylvania, Independence Charter School-West, Series 2019:
500	5.000%, 6/15/39	12/26 at 100.00	N/R	531,000
1,000	5.000%, 6/15/50	12/26 at 100.00	N/R	1,046,540
	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	1,084,580
37,235	5.625%, 7/01/42	7/22 at 100.00	Ba1	40,188,480
875	Quakertown General Authority Health Facilities, Pennsylvania, Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	886,191

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	$3,364,368
2,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	2,130,680
5,145	Scranton-Lackawanna Health and Welfare Authority, Philadelphia, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	5,397,620
23,970	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 4.000%, 6/01/49 (UB) (5)	6/29 at 100.00	Aa3	26,491,884
	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
8,000	6.000%, 7/15/38	7/28 at 100.00	N/R	8,890,320
6,000	6.500%, 7/15/48	7/28 at 100.00	N/R	6,847,020
8,560	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 4/15/54 – BAM Insured (UB) (5)	4/29 at 100.00	A2	9,346,750
643,711	Total Pennsylvania			649,904,523
	Puerto Rico – 6.1%
77,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	1/20 at 14.55	N/R	11,044,880
40,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.010%, 5/15/57	1/20 at 6.14	N/R	2,001,600
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
109,740	6.000%, 7/01/38	1/20 at 100.00	C	111,934,800
83,335	6.000%, 7/01/44	1/20 at 100.00	C	85,001,700
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
7,625	5.500%, 7/01/28	7/22 at 100.00	C	8,027,219
5,020	5.250%, 7/01/29	7/22 at 100.00	C	5,259,705
32,292	5.000%, 7/01/33	7/22 at 100.00	C	33,511,023
17,370	5.125%, 7/01/37	7/22 at 100.00	C	18,069,142
53,850	5.750%, 7/01/37	7/22 at 100.00	C	56,959,837
84,485	5.250%, 7/01/42	7/22 at 100.00	C	88,096,734
39,435	6.000%, 7/01/47	7/22 at 100.00	C	41,810,959
10,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 5.350%, 7/01/27	1/20 at 100.00	C	9,775,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY:
64,385	4.050%, 7/01/40 (4)	7/20 at 100.00	D	49,093,562
4	6.125%, 7/01/40 (4)	7/20 at 100.00	D	2,970
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
4,505	3.957%, 7/01/21 (4)	7/20 at 100.00	D	3,423,800
25	5.000%, 7/01/22 (4)	7/20 at 100.00	D	19,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
$7,000	3.957%, 7/01/29 (4)	7/22 at 100.00	D	$5,320,000
2,650	4.800%, 7/01/29 (4)	7/22 at 100.00	D	2,004,063
2	3.957%, 7/01/42 (4)	7/22 at 100.00	D	1,480
41,930	3.957%, 7/01/42 (4)	7/22 at 100.00	D	31,866,800
12,855	3.961%, 7/01/42 (4)	7/22 at 100.00	D	9,769,800
3	5.050%, 7/01/42 (4)	7/22 at 100.00	D	2,220
5,845	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/20 (4)	No Opt. Call	D	4,471,425
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
485	3.957%, 7/01/21 (4)	1/20 at 100.00	D	368,600
5,155	3.957%, 7/01/22 (4)	1/20 at 100.00	D	3,917,800
140	3.957%, 7/01/23 (4)	1/20 at 100.00	D	106,400
805	5.000%, 7/01/25 (4)	1/20 at 100.00	D	611,800
2,215	3.957%, 7/01/27 (4)	1/20 at 100.00	D	1,683,400
8,780	3.957%, 7/01/32 (4)	1/20 at 100.00	D	6,672,800
33,360	3.957%, 7/01/37 (4)	1/20 at 100.00	D	25,353,600
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,465	3.999%, 7/01/20 (4)	No Opt. Call	D	1,120,725
905	3.957%, 7/01/24 (4)	1/20 at 100.00	D	687,800
2,000	5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	2,188,220
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,600	5.250%, 7/01/21 (4)	7/20 at 100.00	D	1,220,000
2,420	3.978%, 7/01/23 (4)	7/20 at 100.00	D	1,845,250
525	5.250%, 7/01/25 (4)	7/20 at 100.00	D	389,813
845	5.250%, 7/01/26 (4)	7/20 at 100.00	D	644,313
610	3.998%, 7/01/27 (4)	7/20 at 100.00	D	465,125
6,283	3.978%, 7/01/28 (4)	7/20 at 100.00	D	4,790,788
2,620	3.978%, 7/01/29 (4)	7/20 at 100.00	D	1,997,750
170	5.250%, 7/01/30 (4)	7/20 at 100.00	D	129,625
4,478	3.978%, 7/01/31 (4)	7/20 at 100.00	D	3,414,475

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$280	5.000%, 7/01/21 (4)	7/20 at 100.00	D	$212,800
185	5.000%, 7/01/22 (4)	7/20 at 100.00	D	140,600
1,510	4.250%, 7/01/23 (4)	7/20 at 100.00	D	1,143,825
3,225	3.957%, 7/01/24 (4)	7/20 at 100.00	D	2,451,000
2,000	3.926%, 7/01/25 (4)	1/20 at 100.00	D	1,520,000
625	3.957%, 7/01/25 (4)	1/20 at 100.00	D	475,000
30	4.750%, 7/01/26 (4)	7/20 at 100.00	D	22,800
190	5.250%, 7/01/26 (4)	1/20 at 100.00	D	144,875
3,000	5.250%, 7/01/26 (4)	1/20 at 100.00	D	2,227,500
8,625	3.978%, 7/01/27 (4)	7/20 at 100.00	D	6,576,562
280	5.000%, 7/01/27 (4)	7/20 at 100.00	D	212,800
140	3.957%, 7/01/28 (4)	7/20 at 100.00	D	106,400
2,800	3.978%, 7/01/28 (4)	7/20 at 100.00	D	2,135,000
1	5.400%, 7/01/28 (4)	1/20 at 100.00	D	729
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,960	3.926%, 7/01/25 (4)	7/20 at 100.00	D	1,489,600
215	4.750%, 7/01/26 (4)	7/20 at 100.00	D	163,400
640	5.250%, 7/01/26 (4)	7/20 at 100.00	D	488,000
260	3.978%, 7/01/27 (4)	7/20 at 100.00	D	198,250
405	4.875%, 7/01/27 (4)	7/20 at 100.00	D	307,800
6,195	3.978%, 7/01/35 (4)	1/20 at 100.00	D	4,723,688
805	5.750%, 7/01/36 (4)	7/20 at 100.00	D	617,838
43,745	3.978%, 7/01/40 (4)	7/20 at 100.00	D	33,355,562
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
135	5.000%, 7/01/19 (4)	No Opt. Call	D	99,900
1,150	3.978%, 7/01/20 (4)	No Opt. Call	N/R	849,563
125	5.000%, 7/01/20 (4)	No Opt. Call	D	95,000
475	5.000%, 7/01/20 (4)	No Opt. Call	N/R	351,500
590	5.250%, 7/01/20 (4)	No Opt. Call	D	449,875
60	3.978%, 7/01/21 (4)	7/20 at 100.00	D	45,750
3,350	3.978%, 7/01/22 (4)	7/20 at 100.00	D	2,554,375
1,620	3.978%, 7/01/23 (4)	7/20 at 100.00	D	1,235,250
205	3.957%, 7/01/24 (4)	7/20 at 100.00	D	155,800
10,510	3.978%, 7/01/24 (4)	7/20 at 100.00	D	8,013,875
21,180	3.978%, 7/01/25 (4)	7/20 at 100.00	D	16,149,750
8,915	3.978%, 7/01/26 (4)	7/20 at 100.00	D	6,797,687
210	5.000%, 7/01/26 (4)	1/20 at 100.00	D	159,600
215	3.957%, 7/01/28 (4)	1/20 at 100.00	D	163,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
$7,975	4.123%, 7/01/33 (4)	7/23 at 100.00	D	$6,260,375
6,820	4.102%, 7/01/36 (4)	7/23 at 100.00	D	5,328,125
183	6.750%, 7/01/36 (4)	7/23 at 100.00	D	139,309
4,655	4.123%, 7/01/40 (4)	7/23 at 100.00	D	3,654,175
2,500	4.123%, 7/01/43 (4)	7/23 at 100.00	D	1,962,500
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/20 (4)	No Opt. Call	N/R	801,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
105	5.500%, 7/01/20 (4)	1/20 at 100.00	D	80,325
2,895	3.999%, 7/01/21 (4)	1/20 at 100.00	D	2,214,675
950	3.988%, 7/01/22 (4)	1/20 at 100.00	D	725,563
1,890	3.988%, 7/01/23 (4)	1/20 at 100.00	D	1,443,488
535	5.375%, 7/01/24 (4)	1/20 at 100.00	D	408,606
1,755	5.250%, 7/01/25 (4)	1/20 at 100.00	D	1,338,188
3,485	5.000%, 7/01/28 (4)	1/20 at 100.00	D	2,648,600
13,350	3.978%, 7/01/33 (4)	1/20 at 100.00	D	10,179,375
28,635	3.999%, 7/01/38 (4)	1/20 at 100.00	D	21,905,775
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE:
3,035	5.950%, 7/01/30 (4)	7/20 at 100.00	D	2,299,013
66,460	4.044%, 7/01/32 (4)	7/20 at 100.00	D	50,592,675
34,350	6.250%, 7/01/40 (4)	7/20 at 100.00	D	26,234,812
14,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (4)	1/20 at 100.00	D	10,875,594
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
336,787	0.000%, 7/01/46	7/28 at 41.38	N/R	90,649,613
101,744	0.000%, 7/01/51	7/28 at 30.01	N/R	19,984,556
35,242	4.750%, 7/01/53	7/28 at 100.00	N/R	36,881,713
139,419	5.000%, 7/01/58	7/28 at 100.00	N/R	148,276,289
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1:
11,648	0.000%, 7/01/46	7/28 at 41.38	N/R	3,135,176
50,220	0.000%, 7/01/51	7/28 at 30.01	N/R	9,864,212
5,619	4.750%, 7/01/53	7/28 at 100.00	N/R	5,880,396
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
104,075	4.329%, 7/01/40	7/28 at 100.00	N/R	105,763,096
22,201	4.329%, 7/01/40	7/28 at 100.00	N/R	22,561,100
5,120	4.784%, 7/01/58	7/28 at 100.00	N/R	5,330,637

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
$4,465	5.000%, 6/01/20	1/20 at 100.00	C	$4,470,581
3,065	5.000%, 6/01/21	1/20 at 100.00	C	3,068,831
1,930	5.000%, 6/01/22	1/20 at 100.00	C	1,930,000
830	5.000%, 6/01/23	1/20 at 100.00	C	828,963
6,955	5.000%, 6/01/24	1/20 at 100.00	C	6,937,612
7,045	5.000%, 6/01/25	1/20 at 100.00	C	7,018,581
1,865	5.000%, 6/01/26	1/20 at 100.00	C	1,855,675
8,870	5.000%, 6/01/30	1/20 at 100.00	C	8,814,562
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
4,320	5.000%, 6/01/21	1/20 at 100.00	C	4,325,400
4,695	5.000%, 6/01/22	1/20 at 100.00	C	4,695,000
75	5.000%, 6/01/23	1/20 at 100.00	C	74,906
3,070	5.000%, 6/01/24	1/20 at 100.00	C	3,062,325
1,355	5.000%, 6/01/25	1/20 at 100.00	C	1,349,919
3,320	5.000%, 6/01/26	1/20 at 100.00	C	3,303,400
7,203	5.000%, 6/01/30	1/20 at 100.00	C	7,157,981
4,842	5.000%, 6/01/36	1/20 at 100.00	C	4,811,737
1,971,156	Total Puerto Rico			1,392,036,041
	Rhode Island – 0.2%
6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	6,479,066
	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
1,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	1,583,035
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	2,932,450
249,290	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	1/20 at 14.75	CCC-	33,723,951
259,210	Total Rhode Island			44,718,502
	South Carolina – 1.3%
2,920	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	2,936,089
	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	15.539%, 5/30/22, 144A (IF) (5)	No Opt. Call	A-	819,601
500	15.644%, 5/30/22, 144A (IF) (5)	No Opt. Call	A-	802,440
1,000	15.644%, 5/30/22, 144A (IF) (5)	No Opt. Call	A-	1,553,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2:
$90	5.750%, 12/01/20	No Opt. Call	N/R	$89,829
2,735	5.750%, 12/01/46	12/21 at 110.00	N/R	2,676,225
5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	1/20 at 100.00	N/R	1,098,090
14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	2,952,180
15,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 0.000%, 8/15/36	8/26 at 100.00	Baa1	16,816,500
8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 0.000%, 8/15/41	8/26 at 100.00	Baa1	9,240,887
1,985	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	2,239,040
4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46	2/25 at 100.00	BB+	4,290,280
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,523,933
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,737,663
5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49	12/26 at 100.00	Ba1	6,548,102
3,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	3,627,034
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	777,368
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,303,669
19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 4.000%, 11/01/48 (UB) (5)	5/28 at 100.00	AA-	21,240,582
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985	5.000%, 5/01/43 (UB) (5)	5/28 at 100.00	A	11,714,801
8,560	5.000%, 5/01/48 (UB) (5)	5/28 at 100.00	A	9,942,782
15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilites Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (AMT) (4)	1/22 at 100.00	N/R	1,957,150
	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B:
6,780	5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	A-	7,868,665
7,770	5.000%, 12/01/56 (UB) (5)	12/26 at 100.00	A-	8,936,588

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$1,700	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (UB) (5)	6/22 at 100.00	A-	$1,806,097
28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A-	32,309,278
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (5)	12/24 at 100.00	A-	11,217,700
2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (5)	12/23 at 100.00	A-	2,406,253
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (5)	6/24 at 100.00	A-	2,854,619
68,695	5.500%, 12/01/54 (UB) (5)	6/24 at 100.00	A-	77,583,446
4,970	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (5)	12/25 at 100.00	A-	5,710,381
17,625	South Carolina State Ports Authority, Revenue Bonds, Series 2019B8, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	19,245,619
1,500	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/37	12/23 at 100.00	N/R	1,562,025
7,990	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	1/20 at 100.00	N/R	7,993,436
3,670	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	1/20 at 100.00	N/R	3,671,578
297,557	Total South Carolina			300,053,660
	South Dakota – 0.0%
6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,399,360
	Tennessee – 1.7%
2,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,059,440
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,520,762
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	616,442
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	606,769
16,665	0.000%, 12/01/31, 144A	No Opt. Call	N/R	9,020,265
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,848,901
7,220	5.125%, 12/01/42	12/26 at 100.00	N/R	7,394,146

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1023:
$2,545	14.027%, 1/01/40 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	$3,756,700
865	14.015%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	1,276,437
2,500	14.032%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	3,690,850
64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (5)	7/28 at 100.00	Baa1	68,756,423
2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,147,320
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
7,230	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	7,097,113
57,375	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	56,701,991
4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC	4,603,000
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
4,205	5.500%, 7/01/37	7/27 at 100.00	N/R	4,728,649
5,250	5.625%, 1/01/46	7/27 at 100.00	N/R	5,862,517
2,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002E, 0.000%, 4/01/34	1/20 at 43.28	N/R	861,460
13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (4)	6/27 at 100.00	N/R	8,274,000
1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 6.750%, 6/15/22 (4)	No Opt. Call	N/R	741,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47	6/26 at 100.00	N/R	4,267,361
3,250	5.375%, 6/01/52	6/26 at 100.00	N/R	3,492,775
16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	19,145,797
19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48 (UB) (5)	7/27 at 100.00	A3	23,057,778
1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,436,153

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
$18,170	7.375%, 6/01/37	6/27 at 100.00	N/R	$20,386,922
17,235	7.500%, 6/01/47	6/27 at 100.00	N/R	19,095,518
66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	80,891,967
11,735	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	1/20 at 100.00	N/R	11,702,729
362,435	Total Tennessee			380,041,185
	Texas – 4.3%
4,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48	9/29 at 100.00	N/R	4,207,520
3,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.750%, 9/01/48	9/29 at 100.00	N/R	3,153,870
4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB-	4,694,625
	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	776,978
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,524,287
	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38	9/28 at 100.00	N/R	2,184,756
3,905	5.250%, 9/01/47	9/28 at 100.00	N/R	4,064,558
175	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	181,125
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	6/21 at 100.00	BB	500,084
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,266,215
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,058,330
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,882,206
900	5.000%, 8/15/53	8/27 at 100.00	N/R	938,133
2,720	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	2,759,957
6,250	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	6,675,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
$1,000	5.750%, 9/01/33	9/23 at 103.00	N/R	$1,049,480
3,775	6.125%, 9/01/45	9/23 at 103.00	N/R	3,963,750
5,340	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	5,681,386
3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47	9/27 at 100.00	N/R	3,983,502
7,760	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,138,145
	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019:
1,405	4.625%, 11/01/39	11/29 at 100.00	N/R	1,460,638
2,615	4.750%, 11/01/48	11/29 at 100.00	N/R	2,716,880
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38	9/28 at 100.00	N/R	1,771,154
4,230	5.250%, 9/01/47	9/28 at 100.00	N/R	4,418,193
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38	9/28 at 100.00	N/R	4,437,524
7,480	5.625%, 9/01/48	9/28 at 100.00	N/R	7,826,249
3,065	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49	9/29 at 100.00	N/R	3,039,285
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,510,784
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,532,736
3,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44	9/28 at 100.00	N/R	3,930,450
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,088,970
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,614,310
5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48	9/28 at 100.00	N/R	5,231,450
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	592,474
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	1,031,080

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
$325	5.375%, 9/01/38	9/28 at 100.00	N/R	$346,752
415	5.500%, 9/01/46	9/28 at 100.00	N/R	442,631
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	1,194,166
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	1,811,979
1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,136,575
	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,838,743
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,259,200
3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,300,965
1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,299,332
5,895	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,164,401
10,455	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,915,125
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	722,575
1,650	5.250%, 9/01/46	9/22 at 103.00	N/R	1,706,975
1,555	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,642,080
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa2	1,085,260
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa1	1,881,260
4,000	0.000%, 1/01/29	No Opt. Call	Baa1	3,291,200
20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	21,092,000
6,000	City Of Celina, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, The Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48	9/28 at 100.00	N/R	6,268,380
	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	1,907,574
3,015	5.700%, 9/01/47	9/28 at 100.00	N/R	3,135,871

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB-	$924,588
3,065	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB-	3,208,657
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,556,558
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,650,115
1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,274,376
6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB-	6,725,543
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
870	6.625%, 9/01/31	9/23 at 100.00	N/R	1,013,263
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,952,424
9,175	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	10,042,129
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
1,000	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	1,011,110
1,825	4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	1,845,075
	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	3/20 at 103.00	N/R	1,444,422
2,000	6.750%, 9/01/43	3/20 at 103.00	N/R	2,061,400
3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	3,692,815
3,775	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	3,975,528
2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	1/20 at 100.00	B3	2,543,839
	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017:
1,200	4.500%, 9/01/37	9/27 at 100.00	N/R	1,243,212
1,260	5.000%, 9/01/44	9/27 at 100.00	N/R	1,332,992
	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017:
1,530	4.625%, 9/01/37	9/27 at 100.00	N/R	1,598,009
2,345	5.000%, 9/01/47	9/27 at 100.00	N/R	2,476,109
2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB- (7)	2,921,200

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	$145,620
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,400	0.000%, 11/15/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,320,382
475	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	437,366
2,270	0.000%, 11/15/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	2,061,387
13,760	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,021,286
520	0.000%, 11/15/26 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	461,994
4,400	0.000%, 11/15/26	No Opt. Call	BB+	3,731,376
355	0.000%, 11/15/27 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	308,083
4,645	0.000%, 11/15/27	No Opt. Call	BB+	3,816,796
480	0.000%, 11/15/28 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	406,258
11,595	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	9,187,878
125	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	103,118
10,400	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	7,902,024
2,070	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,662,086
12,645	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,210,997
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,499,100
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,271,162
2,075	0.010%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,218,855
35	0.000%, 11/15/35	11/31 at 78.18	BB+	19,304
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	2,152,966
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	739,656
1,930	0.010%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	877,745
1,130	0.010%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	481,391
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	4,007,553
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	6,598,231
1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.010%, 11/15/41 – NPFG Insured	11/31 at 53.78	A-	745,954

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
$100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	$57,873
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	BB	329,749
1,420	0.010%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	728,758
25	0.000%, 11/15/34 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 55.69	Baa2 (7)	12,890
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	91,799
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	252,386
3,535	0.000%, 11/15/38 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 43.83	Baa2 (7)	1,434,362
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,448,683
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 41.26	Baa2 (7)	3,220,091
9,245	0.000%, 11/15/39	11/24 at 41.26	BB	3,293,346
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	727,222
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	12,982,262
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	4,516,612
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
1,025	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	1,035,137
1,450	4.375%, 9/01/49	9/29 at 100.00	N/R	1,464,167
9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,672,199
7,335	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	1/20 at 100.00	N/R	7,335,440
7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	Ba3	7,441,560
7,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	8,427,000
2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,951,888
35,720	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	36,841,965
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,315	5.000%, 9/01/38	9/28 at 100.00	N/R	1,375,096
1,175	5.375%, 9/01/38	9/28 at 100.00	N/R	1,227,840
1,930	5.125%, 9/01/47	9/28 at 100.00	N/R	2,019,147
1,770	5.500%, 9/01/47	9/28 at 100.00	N/R	1,850,447

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019:
$1,000	4.625%, 9/01/39	9/29 at 100.00	N/R	$1,034,620
1,180	4.750%, 9/01/44	9/29 at 100.00	N/R	1,220,616
1,000	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	1,018,850
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
1,015	4.250%, 9/15/39	9/29 at 100.00	N/R	1,008,250
1,570	4.500%, 9/15/49	9/29 at 100.00	N/R	1,569,906
1,270	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/15/49	9/29 at 100.00	N/R	1,269,898
2,765	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48	9/28 at 100.00	N/R	2,893,766
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47	9/26 at 100.00	N/R	1,133,088
3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47	9/26 at 100.00	N/R	4,008,654
	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	1/20 at 103.00	N/R	786,362
750	5.875%, 9/01/44	1/20 at 103.00	N/R	761,438
	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
505	5.125%, 9/01/27	No Opt. Call	N/R	516,878
2,165	6.000%, 9/01/46	9/27 at 100.00	N/R	2,270,327
1,125	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46	9/26 at 100.00	N/R	1,177,088
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.000%, 9/01/22	No Opt. Call	N/R	86,214
6,655	5.250%, 9/01/44	9/28 at 100.00	N/R	6,994,738
5,175	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47	9/27 at 100.00	N/R	5,393,644
	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38	9/28 at 100.00	N/R	773,285
1,350	5.875%, 9/01/47	9/28 at 100.00	N/R	1,439,438
1,500	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	1,549,035

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
$70	0.000%, 9/01/20	No Opt. Call	N/R	$68,178
70	0.000%, 9/01/21	No Opt. Call	N/R	65,372
70	0.000%, 9/01/22	No Opt. Call	N/R	62,588
70	0.000%, 9/01/23	No Opt. Call	N/R	59,796
12,350	5.750%, 9/01/48	9/28 at 100.00	N/R	13,011,466
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.000%, 9/01/20	No Opt. Call	N/R	121,510
125	0.000%, 9/01/21	No Opt. Call	N/R	116,169
125	0.000%, 9/01/22	No Opt. Call	N/R	110,896
125	0.000%, 9/01/23	No Opt. Call	N/R	105,639
125	0.000%, 9/01/24	No Opt. Call	N/R	100,525
125	0.000%, 9/01/25	No Opt. Call	N/R	95,405
6,300	6.750%, 9/01/48	9/28 at 100.00	N/R	6,623,568
	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020:
600	4.500%, 9/15/40, 144A (WI/DD, Settling 1/22/20)	9/30 at 100.00	N/R	600,978
600	4.625%, 9/15/49, 144A (WI/DD, Settling 1/22/20)	9/30 at 100.00	N/R	600,966
1,755	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.750%, 9/01/49	9/29 at 100.00	N/R	1,796,646
1,670	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49	9/29 at 100.00	N/R	1,710,564
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	518,475
395	5.500%, 9/15/40	9/20 at 103.00	N/R	409,512
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
1,170	4.250%, 9/15/39	9/29 at 100.00	N/R	1,200,853
1,860	4.375%, 9/15/49	9/29 at 100.00	N/R	1,900,492
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
850	5.250%, 9/01/38	9/28 at 100.00	N/R	899,632
1,595	5.375%, 9/01/48	9/28 at 100.00	N/R	1,677,733
1,510	5.625%, 9/01/48	9/28 at 100.00	N/R	1,579,354

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
$1,000	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	$1,023,790
2,300	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	2,354,073
15,235	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	16,474,367
19,190	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	19,852,631
17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4), (8)	1/26 at 102.00	N/R	8,715,000
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
1,595	5.625%, 8/15/39	8/24 at 100.00	N/R	1,738,981
3,340	5.750%, 8/15/49	8/24 at 100.00	N/R	3,630,947
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
470	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	497,946
1,020	5.000%, 8/15/49	8/24 at 100.00	N/R	1,072,224
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A:
2,095	5.000%, 8/01/36	8/21 at 100.00	BB+	2,150,559
6,005	5.000%, 8/01/46	8/21 at 100.00	BB+	6,139,152
8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46	8/21 at 100.00	BB	8,666,175
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37	8/21 at 100.00	BB	2,020,781
3,085	5.125%, 8/15/47	8/21 at 100.00	BB	3,150,803
4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	4,531,529
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	718,984
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,064,530
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,119,340
7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB-	7,051,202
1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	1,564,023

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
$1,840	5.000%, 7/01/24	No Opt. Call	CCC	$1,697,823
13,600	5.000%, 7/01/35	7/25 at 100.00	CCC	12,534,848
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	106,180,992
1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,638,468
9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children's Health Systems of Texas Project, Series 2017A, 4.000%, 8/15/40 (UB) (5)	8/27 at 100.00	Aa2	10,965,785
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A:
1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	1,035,150
1,950	5.000%, 6/15/42	6/22 at 100.00	N/R	2,011,133
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	3,105,060
43,310	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019, 4.000%, 12/15/58 (UB) (5)	12/29 at 100.00	A+	47,868,378
670	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40	9/30 at 100.00	N/R	670,476
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
1,030	5.250%, 9/01/40	9/30 at 100.00	N/R	1,030,752
1,400	5.375%, 9/01/50	9/30 at 100.00	N/R	1,401,022
1,475	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 2 Project, Series 2018, 4.500%, 9/01/48	9/25 at 100.00	N/R	1,521,772
845	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 3 Project, Series 2019, 4.125%, 9/01/49	9/29 at 100.00	N/R	849,648
	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017:
500	5.000%, 9/01/45	9/27 at 100.00	N/R	530,655
865	5.000%, 9/01/47	9/27 at 100.00	N/R	916,865
	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	705,343
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,060,570
	Princeton, Texas, Special Assessment Revenue Bonds, Arcadia Farms Public Improvement District Phase 8 & 9 Project, Series 2019:
540	4.250%, 9/01/39	9/29 at 100.00	N/R	554,629
704	4.375%, 9/01/49	9/29 at 100.00	N/R	721,544

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 1 Project, Series 2019:
$655	4.875%, 9/01/39	9/29 at 100.00	N/R	$683,689
1,000	5.000%, 9/01/49	9/29 at 100.00	N/R	1,043,550
6,705	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48	9/28 at 100.00	N/R	7,062,309
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
1,500	4.500%, 9/01/39	9/29 at 100.00	N/R	1,494,105
2,080	4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,070,037
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019:
1,000	5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	996,350
2,000	5.750%, 9/01/49	9/29 at 100.00	N/R	1,991,360
3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	3,803,599
	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012:
6,280	7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	4,160,500
3,800	7.250%, 12/15/42 (4)	12/21 at 100.00	N/R	2,517,500
14,375	2.576%, 12/15/47 (4)	12/21 at 100.00	N/R	9,523,437
4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	4,824,234
3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,894,858
445	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	447,465
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Publifc improvement District Project, Series 2019:
1,425	4.125%, 9/15/39	9/29 at 100.00	N/R	1,422,065
2,160	4.375%, 9/15/49	9/29 at 100.00	N/R	2,154,535
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Phase 1B Project, Series 2019:
835	4.375%, 9/15/39, 144A	9/27 at 100.00	N/R	837,931
1,260	4.500%, 9/15/48	9/27 at 100.00	N/R	1,263,175
2,700	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 5.000%, 9/15/48	9/27 at 100.00	N/R	2,819,016
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
1,365	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	1,368,863
2,495	4.750%, 9/15/49	9/27 at 100.00	N/R	2,501,213

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48	9/27 at 100.00	N/R	$4,336,542
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
3,800	5.750%, 9/01/39	9/28 at 100.00	N/R	4,219,748
5,000	5.750%, 9/01/48	9/28 at 100.00	N/R	5,260,600
100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc Project, Refunding Series 2012B, 8.000%, 7/01/38 (AMT) (4)	7/22 at 100.00	N/R	25,000
4,025	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.500%, 11/15/45 (4)	11/25 at 100.00	D	2,817,500
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	279,010
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,807,362
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,775,659
1,755	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Series 2018, 10.000%, 3/15/23	1/20 at 100.00	N/R	2,083,238
4,500	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.750%, 11/15/37 (4)	1/20 at 100.00	D	3,150,000
3,140	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2014, 5.625%, 11/15/41 (4)	11/24 at 100.00	D	2,198,000
705	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.250%, 11/15/35 (4)	11/25 at 100.00	D	493,500
2,075	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,085,707
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/48	2/27 at 100.00	N/R	1,121,440
1,000	6.375%, 2/15/52	2/27 at 100.00	N/R	1,118,850
2,995	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa2	3,110,517
100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A-	110,745
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	7,799,516
3,660	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,236,962

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
$8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	$8,812,912
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	2,797,889
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	10,675,600
2,940	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	1/20 at 100.00	BB-	2,947,379
12,548	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56	1/34 at 100.00	N/R	13,445,327
3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	3,644,333
5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB+ (7)	5,765,155
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,690,986
4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	4,125,520
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,131,964
2,755	6.250%, 9/01/40	9/25 at 100.00	N/R	2,856,797
7,045	6.375%, 9/01/45	9/25 at 100.00	N/R	7,347,724
1,047,820	Total Texas			974,980,676
	Utah – 0.2%
11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	11,324,278
900	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (AMT)	No Opt. Call	N/R	967,554
2,000	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BBB-	2,135,880
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	1/20 at 100.00	BB+	1,734,844
2,650	6.750%, 10/15/43	1/20 at 100.00	BB+	2,656,996
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,705	5.000%, 6/15/39	6/27 at 102.00	N/R	1,822,116
1,670	5.000%, 6/15/50	6/27 at 102.00	N/R	1,751,362
5,145	Utah Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (7)	5,642,830

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$5,180	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38	7/27 at 100.00	BB	$5,636,151
	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36, 144A	2/26 at 100.00	BB	870,176
1,705	5.000%, 2/15/46	2/26 at 100.00	BB	1,797,582
1,590	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A, 5.000%, 6/15/49	6/27 at 100.00	N/R	1,690,472
2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45	4/20 at 100.00	BB+	2,594,603
11,315	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47 (UB) (5)	5/24 at 100.00	AA+	12,011,325
3,000	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/40	10/27 at 100.00	BBB-	3,369,990
53,300	Total Utah			56,006,159
	Virgin Islands – 1.1%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
600	4.000%, 10/01/22	No Opt. Call	N/R	591,000
5,185	5.000%, 10/01/32	10/22 at 100.00	N/R	5,172,037
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
2,500	5.000%, 10/01/20	No Opt. Call	N/R	2,506,125
16,050	5.000%, 10/01/24	No Opt. Call	N/R	16,130,250
9,750	5.000%, 10/01/30	10/24 at 100.00	N/R	9,750,000
40,815	5.000%, 10/01/39	10/24 at 100.00	N/R	40,432,155
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	492,500
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
7,625	5.000%, 10/01/24	No Opt. Call	N/R	7,663,125
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,201,500
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
15	5.000%, 10/01/24	1/20 at 100.00	Caa2	15,038
225	5.000%, 10/01/29	1/20 at 100.00	Caa2	225,281
525	5.000%, 10/01/39	1/20 at 100.00	Caa2	525,331
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
16,100	5.000%, 10/01/25	10/20 at 100.00	Caa2	16,201,913
11,865	5.000%, 10/01/29	10/20 at 100.00	Caa2	11,916,969

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
$4,746	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	$4,798,396
2,971	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	1/20 at 100.00	Caa2	2,976,585
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
2,545	5.000%, 10/01/27	10/22 at 100.00	Caa2	2,554,544
17,870	5.000%, 10/01/32	10/22 at 100.00	Caa2	17,937,012
7,585	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	1/20 at 100.00	Caa3	7,585,000
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
12,620	5.000%, 10/01/25	10/20 at 100.00	Caa3	12,688,653
22,830	5.250%, 10/01/29	10/20 at 100.00	Caa3	22,954,195
1,520	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	1/20 at 100.00	Caa3	1,523,800
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
11,870	6.625%, 10/01/29	1/20 at 100.00	Caa3	11,900,150
36,185	6.750%, 10/01/37	1/20 at 100.00	Caa3	36,254,475
20,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	20,030,400
	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	1/20 at 100.00	Caa3	63,685
20	5.000%, 7/01/25	1/20 at 100.00	Caa3	19,100
975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	1/20 at 100.00	Caa3	904,313
254,757	Total Virgin Islands			255,013,532
	Virginia – 1.2%
24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	21,853,615
	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	6.250%, 3/01/18 (4)	No Opt. Call	N/R	1,279,800
5,307	6.600%, 3/01/25 (4)	1/20 at 100.00	N/R	3,184,200
9,572	6.750%, 3/01/34 (4)	1/20 at 100.00	N/R	5,743,200
1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	3/20 at 100.00	N/R	724,950
1,100	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 5.150%, 3/01/35	3/25 at 100.00	N/R	1,158,927

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$1,865	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	$1,966,885
11,230	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,102,122
6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45	3/25 at 100.00	N/R	6,971,904
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	6,046,768
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,674,933
28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	30,794,960
20,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46	7/27 at 100.00	N/R	22,061,400
5,825	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	6,030,681
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
9,065	4.000%, 1/01/47 (UB) (5)	1/27 at 100.00	A3	9,597,297
5,000	5.000%, 1/01/47 (UB) (5)	1/27 at 100.00	A3	5,793,750
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	2,054,913
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	3,370,607
9,400	0.000%, 10/01/38 – AGC Insured	No Opt. Call	Baa1	5,226,400
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	Baa1	2,462,150
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	9,342,970
55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	AA	61,496,748
1,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 5.000%, 1/01/49	1/24 at 104.00	N/R	1,084,370
	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014:
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,312,650
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,692,470
3,320	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37	1/27 at 100.00	N/R	3,500,708
11,065	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	1/20 at 100.00	B-	11,175,761
2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	2,566,152

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	$11,317,799
8,220	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	9,771,114
1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	1,756,120
274,411	Total Virginia			277,116,324
	Washington – 1.5%
1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,111,299
	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,388,182
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	6,118,419
	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,592,940
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,811,905
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,060	5.500%, 6/01/27 (AMT)	1/20 at 100.00	N/R	1,061,622
3,660	5.600%, 6/01/37 (AMT)	1/20 at 100.00	N/R	3,664,355
600	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	735,210
21,950	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 4.000%, 5/01/43 (AMT) (UB) (5)	5/27 at 100.00	A+	23,795,556
10,550	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 4.000%, 4/01/44 (AMT) (UB) (5)	4/29 at 100.00	A+	11,583,795
21,525	Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B, 5.000%, 12/01/43 (AMT) (UB) (5)	12/26 at 100.00	AA-	25,080,500
4,830	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	1/20 at 100.00	N/R	4,840,723
68,345	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	72,684,907
11,455	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	11,951,460
	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A:
34,710	7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	36,777,675
8,095	7.650%, 1/01/32 (AMT)	1/28 at 100.00	N/R	8,648,617
11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	12,047,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2015-XF1018:
$500	13.794%, 8/15/40, 144A (IF) (5)	8/25 at 100.00	AA-	$801,025
2,125	13.794%, 8/15/45, 144A (IF) (5)	8/25 at 100.00	AA-	3,338,014
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (5)	10/24 at 100.00	AA-	14,796,860
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	15.718%, 10/01/41 (Pre-refunded 10/01/24), 144A (IF) (5)	10/24 at 100.00	NR (7)	2,716,381
1,060	15.718%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,722,479
600	15.718%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	974,988
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	13.231%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,608,055
2,500	13.242%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,749,950
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630	13.242%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	846,922
1,510	13.268%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	2,029,500
785	13.488%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	1,054,004
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	15,390,960
	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	13.057%, 10/01/40, 144A (IF) (5)	10/20 at 100.00	Aa2	2,747,350
3,685	13.152%, 10/01/40, 144A (IF) (5)	10/20 at 100.00	Aa2	4,049,483
1,750	13.155%, 10/01/40, 144A (IF) (5)	10/20 at 100.00	Aa2	1,923,145
945	13.043%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	Aa2	1,277,375
935	13.355%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	Aa2	1,264,298
1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 13.369%, 8/15/42, 144A (IF) (5)	8/22 at 100.00	AA-	1,456,459
	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392:
1,520	14.222%, 10/01/39 (Pre-refunded 4/01/20), 144A (IF) (5)	4/20 at 100.00	AA- (7)	1,581,849
1,875	14.336%, 10/01/39 (Pre-refunded 4/01/20), 144A (IF)	4/20 at 100.00	AA- (7)	1,951,350
13,348	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	13,865,421
1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,873,931

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
$2,085	6.500%, 10/01/32	10/22 at 100.00	N/R	$2,225,758
18,225	6.750%, 10/01/47	10/22 at 100.00	N/R	19,504,213
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,128,810
2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,787,919
1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,711,050
309,798	Total Washington			342,271,914
	West Virginia – 0.3%
7,301	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,603,773
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,624,525
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,796,285
3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba3	3,611,648
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	5,245,455
12,885	5.750%, 6/01/43	6/27 at 100.00	N/R	14,274,776
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008:
13,180	6.500%, 10/01/38 (4)	1/20 at 100.00	N/R	7,710,300
22,445	6.750%, 10/01/43 (4)	1/20 at 100.00	N/R	13,130,325
71,881	Total West Virginia			59,997,087
	Wisconsin – 5.8%
15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,957,951
1,600	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas 2 Project, Series 2019A, 5.000%, 7/15/54	7/27 at 100.00	BB	1,719,312
7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47	6/27 at 100.00	N/R	7,344,769
205	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21	No Opt. Call	N/R	205,625
5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46	2/26 at 100.00	N/R	5,385,345

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
$1,660	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	$1,742,934
6,540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	6,799,049
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37	6/24 at 100.00	N/R	1,043,680
1,630	5.125%, 6/15/47	6/24 at 100.00	N/R	1,694,597
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36	5/26 at 100.00	N/R	1,119,833
3,445	5.250%, 5/01/46	5/26 at 100.00	N/R	3,515,312
3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB-	3,238,313
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780	5.125%, 6/15/39	6/26 at 100.00	N/R	3,881,077
6,280	5.250%, 6/15/49	6/26 at 100.00	N/R	6,443,782
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mountain Island Charter School, North Carolina, Series 2017B:
1,000	5.000%, 7/01/47	7/24 at 100.00	BBB-	1,075,520
1,000	5.000%, 7/01/52	7/24 at 100.00	BBB-	1,071,030
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	13,550,530
40,715	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	39,934,086
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37	6/24 at 100.00	N/R	3,371,360
17,350	5.875%, 6/15/47	6/24 at 100.00	N/R	17,609,903
3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45	3/25 at 100.00	BB+	3,250,529
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35	7/25 at 100.00	N/R	1,048,620
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,663,617
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	1/20 at 100.00	BBB-	667,220
500	7.125%, 7/01/42	1/20 at 100.00	BBB-	505,585

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
$2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	$2,930,286
6,225	5.625%, 6/15/47	6/27 at 100.00	N/R	6,340,349
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	Baa3	1,198,406
4,275	6.200%, 10/01/42	10/22 at 100.00	Baa3	4,633,758
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,839,076
1,085	5.125%, 10/01/45	10/22 at 100.00	Baa3	1,139,380
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
393	0.000%, 1/01/47, 144A	No Opt. Call	N/R	13,212
343	0.000%, 1/01/48, 144A	No Opt. Call	N/R	11,597
338	0.000%, 1/01/49, 144A	No Opt. Call	N/R	11,378
327	0.000%, 1/01/50, 144A	No Opt. Call	N/R	10,769
322	0.000%, 1/01/51, 144A	No Opt. Call	N/R	10,591
418	0.000%, 1/01/52, 144A	No Opt. Call	N/R	13,459
412	0.000%, 1/01/53, 144A	No Opt. Call	N/R	13,270
398	0.000%, 1/01/54, 144A	No Opt. Call	N/R	12,692
390	0.000%, 1/01/55, 144A	No Opt. Call	N/R	12,371
382	0.000%, 1/01/56, 144A	No Opt. Call	N/R	12,117
18,942	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	18,104,674
423	0.000%, 1/01/57, 144A	No Opt. Call	N/R	13,277
412	0.000%, 1/01/58, 144A	No Opt. Call	N/R	12,849
401	0.000%, 1/01/59, 144A	No Opt. Call	N/R	12,483
393	0.000%, 1/01/60, 144A	No Opt. Call	N/R	12,030
387	0.000%, 1/01/61, 144A	No Opt. Call	N/R	11,714
376	0.000%, 1/01/62, 144A	No Opt. Call	N/R	11,280
368	0.000%, 1/01/63, 144A	No Opt. Call	N/R	10,974
360	0.000%, 1/01/64, 144A	No Opt. Call	N/R	10,714
354	0.000%, 1/01/65, 144A	No Opt. Call	N/R	10,359
382	0.000%, 1/01/66, 144A	No Opt. Call	N/R	10,788
4,599	0.000%, 1/01/67, 144A	No Opt. Call	N/R	122,472

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$177	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$6,061
174	0.000%, 1/01/47, 144A	No Opt. Call	N/R	5,856
173	0.000%, 1/01/48, 144A	No Opt. Call	N/R	5,838
172	0.000%, 1/01/49, 144A	No Opt. Call	N/R	5,779
169	0.000%, 1/01/50, 144A	No Opt. Call	N/R	5,571
185	0.000%, 1/01/51, 144A	No Opt. Call	N/R	6,106
4,826	4.000%, 7/01/51, 144A	3/28 at 100.00	N/R	4,248,741
184	0.000%, 1/01/52, 144A	No Opt. Call	N/R	5,932
182	0.000%, 1/01/53, 144A	No Opt. Call	N/R	5,847
180	0.000%, 1/01/54, 144A	No Opt. Call	N/R	5,745
178	0.000%, 1/01/55, 144A	No Opt. Call	N/R	5,640
175	0.000%, 1/01/56, 144A	No Opt. Call	N/R	5,564
174	0.000%, 1/01/57, 144A	No Opt. Call	N/R	5,464
172	0.000%, 1/01/58, 144A	No Opt. Call	N/R	5,351
170	0.000%, 1/01/59, 144A	No Opt. Call	N/R	5,302
169	0.000%, 1/01/60, 144A	No Opt. Call	N/R	5,179
167	0.000%, 1/01/61, 144A	No Opt. Call	N/R	5,040
165	0.000%, 1/01/62, 144A	No Opt. Call	N/R	4,957
163	0.000%, 1/01/63, 144A	No Opt. Call	N/R	4,857
162	0.000%, 1/01/64, 144A	No Opt. Call	N/R	4,813
160	0.000%, 1/01/65, 144A	No Opt. Call	N/R	4,689
158	0.000%, 1/01/66, 144A	No Opt. Call	N/R	4,462
2,057	0.000%, 1/01/67, 144A	No Opt. Call	N/R	54,780
30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47	3/27 at 100.00	N/R	30,844,500
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38	8/28 at 100.00	BB+	1,131,301
1,240	5.500%, 8/01/48	8/28 at 100.00	BB+	1,364,434
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
540	5.000%, 6/15/49	6/26 at 100.00	N/R	573,577
455	5.000%, 6/15/54	6/26 at 100.00	N/R	480,635
1,945	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49	6/27 at 102.00	N/R	1,950,563
4,385	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54	10/29 at 100.00	N/R	4,394,209

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
$1,000	5.000%, 8/01/36	8/26 at 100.00	N/R	$1,046,120
3,000	5.125%, 8/01/46	8/26 at 100.00	N/R	3,122,940
1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,984,189
11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	12,857,940
5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	5,476,900
1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38	9/24 at 100.00	BB	1,849,890
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	9,745,250
53,545	6.750%, 8/01/31, 144A	No Opt. Call	N/R	64,726,802
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
49,365	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	59,029,680
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	69,185,025
298,150	7.000%, 12/01/50	12/27 at 100.00	N/R	356,718,586
	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Penick Village, Series 2019:
1,455	5.000%, 9/01/49	9/26 at 103.00	N/R	1,579,068
1,365	5.000%, 9/01/54	9/26 at 103.00	N/R	1,467,757
7,245	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	4,244,121
16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	17,670,274
3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,516,586
	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,418,494
10,000	6.850%, 10/01/47	10/27 at 100.00	N/R	10,950,100
4,700	7.000%, 10/01/47	10/27 at 100.00	N/R	5,181,374
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47	10/27 at 100.00	N/R	1,049,110
3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46 (4)	11/26 at 100.00	N/R	2,940,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
$4,360	5.000%, 12/01/27	No Opt. Call	BBB-	$4,897,544
4,590	5.200%, 12/01/37	12/27 at 100.00	BBB-	5,368,372
7,940	5.350%, 12/01/45	12/27 at 100.00	BBB-	9,248,433
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	26,593,616
45,880	7.000%, 7/01/48	7/28 at 100.00	N/R	44,977,999
	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB	4,743,276
4,250	5.750%, 4/01/42	4/22 at 100.00	BB	4,491,103
4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,950,269
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	9,203,216
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	20,296,066
7,895	5.375%, 6/01/52	6/23 at 104.00	N/R	8,266,855
7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49	6/22 at 104.00	N/R	7,472,640
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,015	5.250%, 5/15/42	5/25 at 102.00	BB	1,127,015
1,335	5.250%, 5/15/47	5/25 at 102.00	BB	1,477,445
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	5,828,696
19,230	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	20,001,508
75,670	6.375%, 1/01/48	1/28 at 100.00	N/R	78,687,720
21,625	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 14.000%, 6/01/29, 144A	7/22 at 100.00	N/R	21,672,142
500	Public Finance Authority, Educational Revenue Bonds, Wisconsin, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39	6/26 at 100.00	N/R	524,690
15,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48	6/26 at 100.00	BBB-	16,937,285
495	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A	12/28 at 100.00	N/R	494,506
5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Subordinate Series 2019B, 0.000%, 12/01/48	12/24 at 103.00	N/R	1,750,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$76	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Taxable Senior Series 2019A-2, 7.250%, 12/01/48	12/28 at 100.00	N/R	$76,078
	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Series 2019A:
1,470	5.000%, 10/01/34, 144A	10/29 at 100.00	BB	1,657,469
7,750	5.000%, 10/01/39	10/29 at 100.00	BB	8,661,168
3,000	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Taxable Series 2019B, 6.125%, 10/01/49	10/29 at 100.00	BB	2,874,720
14,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%, 11/15/43 (UB)	11/28 at 100.00	Aa2	15,413,160
3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 14.706%, 11/15/41 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	Aa2 (7)	5,094,356
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Tender Option Bond Trust 2016-XG0072, 13.613%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (5)	4/23 at 100.00	Aa3 (7)	3,834,500
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,250,064
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Tender Option Bond Trust 2016-XL0008, 14.666%, 8/15/37, 144A (IF) (5)	No Opt. Call	NR	2,804,368
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	13.246%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	3,226,850
380	13.246%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	490,481
750	13.246%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	968,055
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc, Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,060,560
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	4,175,062
2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40	6/26 at 100.00	N/R	2,294,159
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	A+	9,058,875
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,997,297
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	2,044,571
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017:
10,000	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	Aa3	10,863,200
10,000	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	Aa3	10,786,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$9,990	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (5)	2/26 at 100.00	A-	$11,359,729
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,808,252
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,884,745
10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (5)	11/27 at 100.00	Aa3	10,974,269
	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,545	8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	2,957,443
42,870	8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	50,209,773
1,225,363	Total Wisconsin			1,331,138,903
$30,892,951	Total Municipal Bonds (cost $25,147,610,648)			26,685,384,568

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.0%
	Commercial Services & Supplies – 0.0%
$3,094	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	$ —
1,981	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	—
5,075	Total Commercial Services & Supplies				—
	Electric Utilities – 0.2%
6,085	FirstEnergy Solutions Corp (4)	6.050%	8/15/21	BBB-	5,339,587
3,805	FirstEnergy Solutions Corp (4)	6.800%	8/15/39	N/R	3,348,400
11,125	Talen Energy Supply LLC	6.500%	6/01/25	B3	9,494,409
3,760	Talen Energy Supply LLC	7.250%	5/15/27	B	3,956,272
14,300	Talen Energy Supply LLC	6.625%	1/15/28	B	14,586,000
39,075	Total Electric Utilities				36,724,668
	Metals & Mining – 0.7%
25,785	AK Steel Corp	7.625%	10/01/21	B-	25,978,387
25,400	AK Steel Corp	7.500%	7/15/23	B1	26,416,000
14,250	AK Steel Corp	6.375%	10/15/25	B-	14,250,000
79,759	AK Steel Corp	7.000%	3/15/27	B-	80,401,459
6,500	United States Steel Corp	6.250%	3/15/26	B3	5,558,150
16,220	United States Steel Corp	6.650%	6/01/37	B3	13,138,200
167,914	Total Metals & Mining				165,742,196
	Non-US Agency – 0.0%
5,000	Mashantucket Western Pequot Tribe (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	856,250
	Real Estate Management & Development – 0.1%
2,400	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,551,622
26,000	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	28,038,850
28,400	Total Real Estate Management & Development				30,590,472
$245,464	Total Corporate Bonds (cost $219,048,288)				233,913,586

Shares	Description (1)	Value
	COMMON STOCKS – 0.4%
	Airlines – 0.4%
3,000,000	American Airlines Group Inc (10)	$86,040,000
	Chemicals – 0.0%
3,839	Ingevity Corporation (11), (12)	335,452
	Containers & Packaging – 0.0%
23,041	Westrock Co (13)	988,689
	Total Common Stocks (cost $43,592,165)	87,364,141
	Total Long-Term Investments (cost $25,410,251,101)	27,006,662,295

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%
	MUNICIPAL BONDS – 2.1%
	National – 0.4%
$60,000	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5027, 1.910%, 6/01/21 (AMT) (Mandatory Put 2/24/20), 144A (14)	No Opt. Call	F1+	$60,000,000
29,230	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 1.910%, 12/01/21 (AMT) (Mandatory Put 2/24/20), 144A (14)	No Opt. Call	F1+	29,230,000
89,230	Total National			89,230,000
	Arizona – 0.3%
11,300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Varibale Rate Demand Obligations, Series 2015B, 1.000%, 1/01/46 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	A-1	11,300,000
53,500	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Obligations, Series 2019F, 1.340%, 1/01/49 (Mandatory Put 2/26/20) (14)	2/20 at 100.00	A-1+	53,500,000
64,800	Total Arizona			64,800,000
	California – 0.2%
38,795	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Refunding Measure A, Variable Rate Demand Obligations, Series 2008D, 0.550%, 4/01/36 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	VMIG1	38,795,000
10,000	State of California, Variable Rate Demand Obligations, , 0.550%, 5/01/33 (Mandatory Put 2/24/20) (14)	3/20 at 100.00	F1+	10,000,000
48,795	Total California			48,795,000
	Florida – 0.0%
4,565	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (14)	3/20 at 104.00	N/R	4,389,521
	Georgia – 0.0%
238	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 3/31/17 (4), (8)	No Opt. Call	N/R	267,294
	Indiana – 0.1%
30,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Variable Rate Refunding 2016B, 1.200%, 12/01/31 (Mandatory Put 2/26/20) (14)	2/20 at 100.00	A-1	30,000,000
	Massachusetts – 0.1%
4,745	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2008U-6E, 0.850%, 10/01/42 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	VMIG1	4,745,000
10,205	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Variable Rate Demand Obligations, Series 2011K-1, 1.200%, 7/01/46 (Mandatory Put 2/27/20) (14)	2/20 at 100.00	A-1	10,205,000
14,950	Total Massachusetts			14,950,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 0.6%
$38,150	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Variable Rate Demand Obligations, Series 2008BB-1, 1.040%, 6/15/39 (Mandatory Put 2/19/20) (14)	2/20 at 100.00	A-1	$38,150,000
11,255	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Variable Rate Demand Obligations, Fiscal Series 2003A, 1.020%, 11/01/29 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	A-1	11,255,000
11,380	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien, Variable Rate Demand Obligations, Series 2010G-5, 1.020%, 5/01/34 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	VMIG1	11,380,000
55,770	New York City, New York, General Obligation Bonds, Fiscal 2014, Variable Rate Demand Obligation, Series I-3, 1.180%, 3/01/44 (Mandatory Put 2/26/20) (14)	2/20 at 100.00	A-1	55,770,000
9,195	New York City, New York, General Obligation Bonds, Fiscal 2015, Variable Rate Demand Obligations, Series F-4, 1.250%, 6/01/44 (Mandatory Put 2/26/20) (14)	2/20 at 100.00	A-1	9,195,000
225	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate Demand Obligation, Series 2005B-2, 0.810%, 1/01/32 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	A-1	225,000
125,975	Total New York			125,975,000
	Ohio – 0.3%
57,200	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Variable Rate Demand Obligations, Series 2010C, 1.030%, 6/01/34 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	F1+	57,200,000
9,630	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Variable Rate Demand Obligations, Series 2018C, 1.200%, 5/15/53 (Mandatory Put 2/26/20) (14)	2/20 at 100.00	VMIG1	9,630,000
66,830	Total Ohio			66,830,000
	Puerto Rico – 0.0%
7,110	Puerto Rico Electric Power Authority, Power Revenue Bonds, Variable Rate Demand Obligations, Series 2007TT, 3.957%, 7/01/20 (4), (14)	3/20 at 100.00	D	5,403,600
	Texas – 0.1%
18,765	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Methodist Hospital System, Variable Rate Demand Obligations, Series 2008A-1, 1.000%, 12/01/41 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	A-1+	18,765,000
8,915	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Variable Rate Demand Obligations, Series 2011C, 1.010%, 11/15/50 (Mandatory Put 2/24/20) (14)	2/20 at 100.00	VMIG1	8,915,000
27,680	Total Texas			27,680,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.0%
$2,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Variable Rate Demand Obligations, Series 2013, 4.625%, 4/01/36 (AMT) (Mandatory Put 4/03/28), 144A (14)	No Opt. Call	B	$2,270,280
$482,173	Total Short-Term Investments (cost $480,340,065)			480,590,695
	Total Investments (cost $25,890,591,166) – 120.7%			27,487,252,990
	Floating Rate Obligations – (22.4)%			(5,108,928,000)
	Other Assets Less Liabilities – 1.7% (15)			401,539,465
	Net Assets – 100%			$22,779,864,455
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(9,054)	3/20	$(1,172,577,356)	$(1,162,731,656)	$9,845,700	$990,281
U.S. Treasury 5-Year Note	Short	(9,087)	3/20	(1,081,757,235)	(1,077,803,391)	3,953,844	212,981
Total				$(2,254,334,591)	$(2,240,535,047)	$13,799,544	$1,203,262

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (16)	Current Credit Spread (17)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.22%	$90,000,000	1.000%	Quarterly	6/21/21	$(26,771)	$(3,024,512)	$2,997,741
Citigroup Global Markets Inc.	City of Chicago	Sell	1.39	5,000,000	1.000	Quarterly	6/20/22	(31,684)	(197,032)	165,348
Citigroup Global Markets Inc.	City of Chicago	Sell	1.98	5,000,000	1.000	Quarterly	6/20/24	(184,407)	(320,955)	136,549
Citigroup Global Markets Inc.	City of Chicago	Sell	2.08	5,000,000	1.000	Quarterly	12/20/24	(226,287)	(298,143)	71,856
Citigroup Global Markets Inc.	City of Chicago	Sell	2.62	10,000,000	1.000	Quarterly	12/20/27	(1,004,018)	(948,516)	(55,503)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.67	60,000,000	1.000	Quarterly	6/20/28	(6,506,960)	(6,267,481)	(239,479)
Total				$175,000,000				$(7,980,127)	$(11,056,639)	$3,076,512

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$26,642,286,575	$43,097,993	$26,685,384,568
Corporate Bonds	—	233,913,586	—*	233,913,586
Common Stocks	87,364,141	—	—	87,364,141
Short-Term Investments:
Municipal Bonds	—	480,323,401	267,294	480,590,695
Investments in Derivatives:
Futures Contracts**	13,799,544	—	—	13,799,544
Credit Default Swaps**	—	3,076,512	—	3,076,512
Total	$101,163,685	$27,359,600,074	$43,365,287	$27,504,129,046

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Principal Amount (000) rounds to less than $1,000.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Common Stock received as part of spin-off from WestRock Company.
(12)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(13)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(16)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(17)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal Bond Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.4%
	MUNICIPAL BONDS – 95.9%
	Alabama – 1.3%
$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	1/20 at 100.00	B1	$10,317,262
4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	1/20 at 100.00	B1	4,509,364
2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,647,935
23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018B-1, 2.009%, 12/01/48 (Mandatory Put 3/02/20) (UB) (4)	9/23 at 100.00	A3	23,158,049
5,750	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.500%, 10/01/53 – AGM Insured	10/23 at 102.00	BB+	6,567,937
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,092,280
1,345	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/31	No Opt. Call	A3	1,701,559
7,665	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,053,156
6,500	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	6,663,020
15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Libor Index Rate Series 2018B, 2.009%, 4/01/49 (Mandatory Put 3/02/20) (UB) (4)	1/24 at 100.00	A3	15,050,850
6,645	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,302,855
84,105	Total Alabama			87,064,267
	Alaska – 0.1%
1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,970,673
3,320	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	1/20 at 100.00	B3	3,328,333
5,200	Total Alaska			5,299,006
	Arizona – 2.6%
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
1,500	2.577%, 1/01/37, 144A (IF) (4)	3/20 at 100.00	AA-	1,489,500
3,000	2.612%, 1/01/37, 144A (IF) (4)	3/20 at 100.00	AA-	2,979,000
1,500	2.612%, 1/01/37, 144A (IF) (4)	3/20 at 100.00	AA-	1,489,500
3,000	2.612%, 1/01/37, 144A (IF) (4)	3/20 at 100.00	AA-	2,979,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
$350	4.000%, 7/01/21, 144A	No Opt. Call	BB	$358,953
500	5.000%, 7/01/26, 144A	No Opt. Call	BB	558,530
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
1,000	4.000%, 7/01/27, 144A	No Opt. Call	BB	1,072,040
500	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	551,840
1,030	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	1,136,790
1,545	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,650,508
1,100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,162,139
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
750	4.500%, 7/01/24, 144A	No Opt. Call	BB	796,433
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,134,790
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
500	4.000%, 7/01/29, 144A	No Opt. Call	BB	538,320
635	5.000%, 7/01/39, 144A	7/29 at 100.00	BB	711,378
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A:
765	4.500%, 7/01/29, 144A	7/24 at 101.00	N/R	791,148
2,635	5.000%, 7/01/39, 144A	7/24 at 101.00	N/R	2,733,602
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,027,480
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	776,963
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	412,676
1,575	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada-Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,753,605
2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,660,188
2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,043,367
515	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	575,173

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,230	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	$1,268,278
223	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	231,144
1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	1,778,256
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,569,787
9,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019C, 1.930%, 9/01/48 (Mandatory Put 2/20/20) (SIFMA reference rate + 0.800% spread) (5)	9/23 at 100.00	A2	9,030,240
6,230	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 1.510%, 1/01/35 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.380% spread) (5)	4/22 at 100.00	AA-	6,241,712
6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 4.000%, 7/01/25, 144A	No Opt. Call	BB	7,319,182
345	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BBB-	371,444
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/33	7/22 at 100.00	BB+	1,043,800
140	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	146,122
1,250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 5.750%, 7/01/24, 144A	No Opt. Call	Ba2	1,344,612
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba2	4,631,334
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	1,452,058
850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	879,410
205	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/39, 144A	7/22 at 101.00	N/R	211,037
14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,585,841
2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A3	2,416,120
395	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	416,488

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019:
$630	5.000%, 6/15/34, 144A	6/25 at 100.00	N/R	$676,834
660	5.000%, 6/15/39, 144A	6/25 at 100.00	N/R	702,656
700	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013, 5.000%, 7/01/25	7/20 at 102.00	BB-	706,419
1,870	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB-	1,834,395
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019:
880	5.125%, 7/01/30, 144A	7/26 at 103.00	N/R	881,980
1,870	5.500%, 7/01/40, 144A	7/26 at 103.00	N/R	1,874,151
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019:
285	3.250%, 7/01/24, 144A	No Opt. Call	N/R	285,593
370	5.000%, 7/01/29, 144A	7/26 at 100.00	N/R	402,664
425	5.000%, 7/01/34, 144A	7/26 at 100.00	N/R	456,131
575	5.000%, 7/01/39, 144A	7/26 at 100.00	N/R	610,978
730	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	752,754
1,580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/25 at 100.00	N/R	1,775,430
845	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 7.500%, 2/01/25	2/24 at 100.00	N/R	908,662
1,465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,589,569
540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29	7/25 at 100.00	N/R	547,155
720	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q, 4.500%, 7/01/20	No Opt. Call	Ba2	728,957
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,515	4.000%, 7/01/26	No Opt. Call	Ba2	4,781,746
5,510	5.000%, 7/01/31	7/26 at 100.00	Ba2	6,166,241
1,275	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools - Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,318,733
100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	133,755
650	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	1/20 at 100.00	N/R	617,253
369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	1/20 at 100.00	N/R	225,577

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,500	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 5.500%, 10/01/27, 144A	No Opt. Call	N/R	$1,696,665
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	42,889,980
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,354,870
398	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	1/20 at 100.00	N/R	398,056
655	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	676,235
500	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.000%, 8/01/20	No Opt. Call	A2	511,020
164,870	Total Arizona			170,824,247
	Arkansas – 0.1%
6,195	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	6,594,206
1,400	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2015B3, 2.680%, 9/01/44 (Mandatory Put 2/20/20) (SIFMA reference rate + 1.550% spread) (5)	3/22 at 100.00	BBB+	1,419,838
7,595	Total Arkansas			8,014,044
	California – 7.2%
2,120	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (6)	2,237,681
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
2,440	5.000%, 3/01/21	No Opt. Call	Ba3	2,487,775
6,395	5.000%, 3/01/26	No Opt. Call	Ba3	7,032,645
7,215	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,925,966
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	8,353,122
1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.521%, 10/01/31, 144A (IF) (4)	10/26 at 100.00	AA	1,172,790
1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,944,460
3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,409,980
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
6,240	5.250%, 6/01/21	1/20 at 100.00	A2	6,335,035
20,060	5.450%, 6/01/28	1/20 at 100.00	B2	20,391,391
2,575	5.600%, 6/01/36	1/20 at 100.00	B2	2,595,008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A:
$625	5.000%, 4/01/28	4/27 at 100.00	Baa1	$772,794
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	584,013
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,212,910
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	467,163
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	373,838
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	249,539
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	293,405
360	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	385,920
1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,600,355
505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB	533,553
270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	295,434
1,250	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,302,912
425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	488,410
550	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22 (Pre-refunded 9/01/20)	9/20 at 100.00	BBB- (6)	566,374
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,670	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,802,164
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,036,998
460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	484,486
870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB	898,762
5,885	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	6,212,265
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,400	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,489,768
2,200	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	2,506,526
1,800	5.000%, 7/01/49, 144A	7/28 at 100.00	BB	2,020,824
1,000	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,050,190

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,225	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	$1,294,127
840	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	BBB-	964,085
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,612,519
165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	181,396
2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,572,979
	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011:
1,230	5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	1,329,974
270	5.000%, 1/01/28	1/22 at 100.00	Baa2	288,222
1,935	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	1,952,589
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB-	224,790
300	5.000%, 11/01/24	No Opt. Call	BBB-	345,393
350	5.000%, 11/01/27	11/24 at 100.00	BBB-	397,061
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB-	1,762,094
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB-	2,747,576
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB-	1,677,752
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,779,075
850	5.000%, 11/01/30	11/26 at 100.00	BBB-	988,720
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,175,100
6,165	5.250%, 11/01/41	11/26 at 100.00	BBB-	7,104,176
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	A-	3,016,642
2,070	5.000%, 2/01/32	2/27 at 100.00	A-	2,471,994
5,400	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB	6,142,554
1,100	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT)	No Opt. Call	N/R	330,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT)	12/23 at 102.00	N/R	1,655,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$2,240	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	$2,424,934
7,775	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	8,381,217
540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	562,604
	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30	10/26 at 100.00	BBB-	1,352,658
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB-	1,154,940
22,905	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (7)	No Opt. Call	N/R	23,048,156
2,090	California Public Finance Authority, Revenue Bonds, Verity Health System, Taxable Note Series 2015C, 9.500%, 6/10/20 (7)	No Opt. Call	N/R	2,100,450
2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	Caa2	1,946,343
1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,410,648
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate - Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,084,240
2,390	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,508,879
1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,191,056
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
300	5.000%, 6/01/29, 144A	6/26 at 100.00	N/R	337,917
750	5.000%, 6/01/39, 144A	6/26 at 100.00	N/R	824,475
3,920	California School Finance Authority, California, Revenue Anticipation Notes, Encore Education Corporation, Series 2019, 4.000%, 8/15/20, 144A	No Opt. Call	N/R	3,933,563
1,155	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,249,525
	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	2,147,020
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,463,574
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	1,043,410
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,074,790
1,375	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,416,662

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	$859,983
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	679,770
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,054,794
315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools - Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	347,546
735	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	779,056
500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 0.000%, 6/01/22 (7)	6/20 at 102.00	N/R	10,000
1,330	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB	1,413,125
275	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	292,468
380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	405,502
325	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	343,931
660	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	704,339
	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A:
4,985	3.500%, 11/01/27, 144A	No Opt. Call	N/R	5,384,697
145	5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	171,526
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
3,000	5.250%, 12/01/29	12/24 at 100.00	BB-	3,419,730
700	5.250%, 12/01/34	12/24 at 100.00	BB-	786,597
4,580	5.250%, 12/01/44	12/24 at 100.00	BB-	5,055,358
9,750	5.500%, 12/01/54	12/24 at 100.00	BB-	10,821,622
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,735	5.000%, 12/01/26, 144A	6/26 at 100.00	BB-	2,021,969
10,500	5.000%, 12/01/36, 144A	6/26 at 100.00	BB-	11,898,810
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB-	1,180,650
850	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	BB+	985,345
1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	1,083,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	$3,339,240
845	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	870,130
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,005	5.000%, 9/02/25	No Opt. Call	N/R	1,127,298
1,045	5.000%, 9/02/26	9/25 at 100.00	N/R	1,164,600
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
4,190	4.000%, 9/02/28	No Opt. Call	N/R	4,566,807
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,551,061
4,440	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	4,843,951
460	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	8/21 at 100.00	BB+	496,023
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,010	5.750%, 7/01/24 (8)	1/20 at 100.00	N/R	2,366,744
6,670	5.750%, 7/01/30 (8)	1/20 at 100.00	N/R	5,244,580
460	5.750%, 7/01/35 (8)	1/20 at 100.00	N/R	361,695
1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (8)	1/20 at 100.00	N/R	943,553
2,455	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (8)	1/20 at 100.00	N/R	1,930,351
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
715	5.000%, 9/01/22 – AMBAC Insured	1/20 at 100.00	N/R	716,895
500	5.250%, 9/01/27 – AMBAC Insured	1/20 at 100.00	N/R	501,210
540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	602,500
9,110	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	9,525,052
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
11,405	5.000%, 6/01/33	6/28 at 100.00	BBB	13,555,299
740	5.000%, 6/01/35	6/28 at 100.00	BB+	871,875

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
$255	5.000%, 9/01/20	No Opt. Call	N/R	$260,947
200	5.000%, 9/01/23	No Opt. Call	N/R	222,724
250	5.000%, 9/01/24	No Opt. Call	N/R	285,128
320	5.000%, 9/01/25	9/24 at 100.00	N/R	364,042
195	5.000%, 9/01/26	9/24 at 100.00	N/R	221,093
855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	868,483
3,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	3,501,481
120	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	120,425
	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	589,233
685	5.000%, 9/01/24	No Opt. Call	N/R	780,626
425	5.000%, 9/01/25	No Opt. Call	N/R	493,833
755	5.000%, 9/01/26	9/25 at 100.00	N/R	874,426
790	5.000%, 9/01/27	9/25 at 100.00	N/R	911,778
830	5.000%, 9/01/28	9/25 at 100.00	N/R	953,255
100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	109,099
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	556,430
595	5.000%, 9/01/24	No Opt. Call	N/R	679,175
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,639,656
	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
285	3.000%, 9/02/20	No Opt. Call	N/R	287,716
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,685,702

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$5	3.350%, 9/01/20	No Opt. Call	N/R	$4,997
5	3.350%, 9/01/20	No Opt. Call	N/R	4,997
5	3.350%, 9/01/20	No Opt. Call	N/R	4,997
5	3.350%, 9/01/20	No Opt. Call	N/R	4,997
20	3.650%, 9/01/21	No Opt. Call	N/R	20,069
15	3.650%, 9/01/21	No Opt. Call	N/R	15,052
25	3.650%, 9/01/21	No Opt. Call	N/R	25,087
10	3.650%, 9/01/21	No Opt. Call	N/R	10,035
5	3.900%, 9/01/21	No Opt. Call	N/R	5,016
35	3.800%, 9/01/22	No Opt. Call	N/R	35,301
25	3.800%, 9/01/22	No Opt. Call	N/R	25,215
45	3.800%, 9/01/22	No Opt. Call	N/R	45,387
15	3.800%, 9/01/22	No Opt. Call	N/R	15,129
10	4.050%, 9/01/22	No Opt. Call	N/R	10,088
50	3.900%, 9/01/23	No Opt. Call	N/R	50,697
35	3.900%, 9/01/23	No Opt. Call	N/R	35,488
65	3.900%, 9/01/23	No Opt. Call	N/R	65,905
20	3.900%, 9/01/23	No Opt. Call	N/R	20,265
10	4.150%, 9/01/23	No Opt. Call	N/R	10,142
70	4.100%, 9/01/24	No Opt. Call	N/R	71,430
45	4.100%, 9/01/24	No Opt. Call	N/R	45,919
85	4.100%, 9/01/24	No Opt. Call	N/R	86,737
30	4.100%, 9/01/24	No Opt. Call	N/R	30,613
20	4.350%, 9/01/24	No Opt. Call	N/R	20,405
85	4.200%, 9/01/25	No Opt. Call	N/R	87,236
55	4.200%, 9/01/25	No Opt. Call	N/R	56,447
110	4.200%, 9/01/25	No Opt. Call	N/R	112,894
40	4.200%, 9/01/25	No Opt. Call	N/R	41,052
25	4.450%, 9/01/25	No Opt. Call	N/R	25,613
105	4.350%, 9/01/26	No Opt. Call	N/R	108,430
65	4.350%, 9/01/26	No Opt. Call	N/R	67,124
130	4.350%, 9/01/26	No Opt. Call	N/R	134,247
45	4.350%, 9/01/26	No Opt. Call	N/R	46,470
30	4.600%, 9/01/26	No Opt. Call	N/R	30,916
125	4.400%, 9/01/27	9/26 at 103.00	N/R	129,739
80	4.400%, 9/01/27	9/26 at 103.00	N/R	83,033
155	4.400%, 9/01/27	9/26 at 103.00	N/R	160,876
55	4.400%, 9/01/27	9/26 at 103.00	N/R	57,085

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$35	4.650%, 9/01/27	9/26 at 103.00	N/R	$36,241
145	4.500%, 9/01/28	9/26 at 103.00	N/R	151,316
95	4.500%, 9/01/28	9/26 at 103.00	N/R	99,138
180	4.500%, 9/01/28	9/26 at 103.00	N/R	187,841
65	4.500%, 9/01/28	9/26 at 103.00	N/R	67,831
45	4.750%, 9/01/28	9/26 at 103.00	N/R	46,835
1,120	5.100%, 9/01/33	9/26 at 103.00	N/R	1,181,186
695	5.100%, 9/01/33	9/26 at 103.00	N/R	732,968
1,390	5.100%, 9/01/33	9/26 at 103.00	N/R	1,465,936
495	5.100%, 9/01/33	9/26 at 103.00	N/R	522,042
335	5.350%, 9/01/33	9/26 at 103.00	N/R	353,046
1,880	5.850%, 9/01/49	9/26 at 103.00	N/R	1,989,172
495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	506,410
105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A-	148,421
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	2.710%, 11/15/26 (3-Month LIBOR*67% reference rate + 1.430% spread) (5)	No Opt. Call	A-	2,713,202
2,125	2.730%, 11/15/27 (3-Month LIBOR*67% reference rate + 1.450% spread) (5)	No Opt. Call	A-	2,171,176
445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	486,763
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
295	4.000%, 1/01/21 (ETM)	No Opt. Call	N/R (6)	303,944
520	4.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	535,766
145	5.250%, 1/01/23 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	151,186
395	4.500%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	408,928
15	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	15,640
180	5.250%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	187,679
10	5.000%, 1/01/29 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	10,402
855	5.000%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	889,362
1,185	5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,232,625
1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	984,072
22,550	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007, 1.908%, 9/01/37 – NPFG Insured (3-Month LIBOR*67% reference rate + 0.630% spread) (5)	1/20 at 100.00	Baa2	22,289,322
	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
430	4.750%, 9/01/23	No Opt. Call	N/R	456,209
655	5.200%, 9/01/28	9/24 at 100.00	N/R	743,759

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (6)	$273,710
1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB-	1,058,620
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
665	5.000%, 8/15/25	No Opt. Call	N/R	777,405
745	5.000%, 8/15/27	8/25 at 100.00	N/R	866,696
325	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (6)	336,518
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
7,200	5.000%, 11/01/36	11/26 at 100.00	Ba1	8,275,392
15,000	5.000%, 11/01/39	11/26 at 100.00	Ba1	17,073,750
	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	427,182
470	4.000%, 9/01/23	No Opt. Call	N/R	505,603
490	4.000%, 9/01/24	No Opt. Call	N/R	534,311
510	5.000%, 9/01/25	9/24 at 100.00	N/R	581,084
530	5.000%, 9/01/26	9/24 at 100.00	N/R	602,605
2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,696,092
100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	119,515

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
$85	3.450%, 10/01/20	1/20 at 100.00	N/R	$85,123
105	3.850%, 10/01/21	1/20 at 100.00	N/R	105,182
135	4.150%, 10/01/22	1/20 at 100.00	N/R	135,254
155	4.400%, 10/01/23	1/20 at 100.00	N/R	155,310
175	4.550%, 10/01/24	1/20 at 100.00	N/R	175,354
205	4.650%, 10/01/25	1/20 at 100.00	N/R	205,408
230	4.800%, 10/01/26	1/20 at 100.00	N/R	230,469
260	4.900%, 10/01/27	1/20 at 100.00	N/R	260,533
290	5.050%, 10/01/28	1/20 at 100.00	N/R	290,661
325	5.100%, 10/01/29	1/20 at 100.00	N/R	325,731
360	5.200%, 10/01/30	1/20 at 100.00	N/R	360,824
395	5.250%, 10/01/31	1/20 at 100.00	N/R	395,897
440	5.350%, 10/01/32	1/20 at 100.00	N/R	441,016
480	5.400%, 10/01/33	1/20 at 100.00	N/R	481,114
500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	578,155
345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	404,271
	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	540,445
500	4.250%, 9/01/24	No Opt. Call	N/R	550,990
750	5.000%, 9/01/25	9/24 at 100.00	N/R	855,382
55	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	56,655
	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,770,338
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,933,669
805	5.000%, 9/01/27	9/25 at 100.00	N/R	937,382
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,126,934
365	5.000%, 9/01/31	9/26 at 100.00	N/R	421,502
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,167,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
$400	5.000%, 9/01/23	No Opt. Call	N/R	$443,668
655	5.000%, 9/01/26	9/24 at 100.00	N/R	738,906
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	BB	2,722,600
4,000	7.000%, 12/01/26	12/21 at 100.00	BB	4,375,640
385	8.000%, 12/01/31	12/21 at 100.00	BB	427,689
2,030	7.500%, 12/01/41	12/21 at 100.00	BB	2,226,727
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
190	4.000%, 9/01/23	No Opt. Call	N/R	203,486
95	5.000%, 9/01/24	No Opt. Call	N/R	108,663
485	5.000%, 9/01/25	No Opt. Call	N/R	567,309
295	5.000%, 9/01/26	9/25 at 100.00	N/R	344,598
490	5.000%, 9/01/27	9/25 at 100.00	N/R	570,625
490	5.000%, 9/01/29	9/25 at 100.00	N/R	566,812
675	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	722,243
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A-	408,877
400	5.000%, 8/01/24	No Opt. Call	A-	468,600
350	5.000%, 8/01/25	8/24 at 100.00	A-	409,514
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,797,210
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	564,383
1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,473,282
250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	263,620
22,605	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 2.750%, 11/01/38 (3-Month LIBOR*67% reference rate + 1.470% spread) (5)	No Opt. Call	BBB+	21,856,774
125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A1	132,514
155	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	162,380
4,625	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	1/20 at 100.00	BBB	4,648,911

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
$250	5.000%, 9/01/26	9/25 at 100.00	N/R	$292,095
225	5.000%, 9/01/28	9/25 at 100.00	N/R	261,214
3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (6)	3,428,152
275	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	298,477
9,175	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,106,721
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	473,920
350	5.000%, 9/01/30	9/26 at 100.00	N/R	411,352
446,420	Total California			472,340,701
	Colorado – 3.3%
2,610	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,564,795
2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,838,089
500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (6)	599,575
535	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	551,633
515	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	530,429
735	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/35	6/24 at 103.00	N/R	789,037
2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,217,159
415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	429,342
10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,921,071
2,095	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,176,181
275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	304,433
2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,483,409

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$515	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	$535,054
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	514,575
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	556,340
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.000%, 12/01/29	1/20 at 100.00	AA-	1,001,850
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
1,005	4.125%, 7/01/24, 144A	No Opt. Call	BB	1,034,557
500	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	532,235
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	710,682
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BBB-	580,747
1,160	5.000%, 12/15/28	12/25 at 100.00	BBB-	1,313,410
1,125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26, 144A	9/21 at 100.00	N/R	1,131,885
100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	Baa3	104,759
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
1,635	5.000%, 10/01/29, 144A	10/27 at 100.00	Ba1	1,853,060
2,270	5.000%, 10/01/39, 144A	10/27 at 100.00	Ba1	2,512,095
3,520	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	3,850,282
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	682,037
935	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	946,201
3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	3,293,473
3,680	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (6)	4,118,251
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,047,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$5,000	5.000%, 8/01/37	8/29 at 100.00	BBB+	$5,994,250
5,000	5.000%, 8/01/38	8/29 at 100.00	BBB+	5,973,900
3,225	5.000%, 8/01/39	8/29 at 100.00	BBB+	3,839,749
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	A-	2,187,340
530	4.000%, 12/01/26	12/22 at 100.00	A-	561,710
535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	A-	570,331
3,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/25 (ETM)	No Opt. Call	N/R (6)	4,218,720
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	468,652
250	5.250%, 5/15/28	5/27 at 100.00	BB+	295,433
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,665,094
550	5.250%, 5/15/32	5/27 at 100.00	BB+	639,512
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	750,386
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	835,372
500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	544,460
630	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	646,815
	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,731,644
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,285,242
155	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	152,201
1,215	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	1,240,624
1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,044,870
844	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	878,376

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,165	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	$2,214,925
9,605	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	10,475,885
1,360	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	1,449,610
485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB-	495,137
1,100	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,175,889
1,735	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,854,698
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
590	3.250%, 12/01/29, 144A	9/24 at 103.00	N/R	586,525
740	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	796,196
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
430	5.000%, 12/01/20	No Opt. Call	N/R	441,030
850	5.000%, 12/01/24	12/22 at 100.00	N/R	904,604
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
5,312	5.250%, 12/01/24	No Opt. Call	N/R	5,597,945
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,585,785
2,300	6.000%, 12/01/38	12/24 at 100.00	N/R	2,425,534
580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	586,397
950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32	12/22 at 103.00	N/R	979,801
1,515	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,547,269
1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,461,193
2,977	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	3,051,425
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,793,522
4,209	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,295,832
500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	526,895

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,500	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	$2,550,200
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	530,655
	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
1,430	4.000%, 12/01/25	12/21 at 103.00	N/R	1,489,660
1,500	4.375%, 12/01/33	12/21 at 103.00	N/R	1,575,885
740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	764,864
1,245	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,328,017
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	5,625,883
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,649,402
885	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	1/20 at 100.00	N/R	886,504
2,190	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	2,192,891
1,381	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,408,744
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,140,420
1,180	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	1,333,601
1,460	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,493,522
2,815	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	2,909,922
2,995	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,146,846
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
1,835	6.125%, 11/15/23	No Opt. Call	A-	2,033,015
440	6.250%, 11/15/28	No Opt. Call	A-	562,289
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	208,268
335	4.375%, 12/01/30	12/24 at 100.00	N/R	346,735

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
$215	5.375%, 1/15/25	7/20 at 100.00	Baa3	$218,552
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,556,525
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,019,970
533	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	551,287
1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,781,064
1,188	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,213,803
2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,854,566
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
8,555	3.500%, 12/01/26	12/21 at 103.00	N/R	8,729,180
4,905	5.000%, 12/01/30	12/21 at 103.00	N/R	5,216,222
400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	419,580
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
2,510	5.000%, 12/01/37	12/22 at 103.00	N/R	2,639,541
500	5.125%, 12/01/47	12/22 at 103.00	N/R	522,105
1,065	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 4.000%, 12/01/29	12/24 at 103.00	N/R	1,121,818
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	521,830
2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,603,923
1,005	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/39	12/25 at 103.00	N/R	1,038,909
520	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29	9/24 at 103.00	N/R	522,070
	Todd Creek Village Metropolitan District, Colorado, Water Activity Entrprise Revenue Bonds, Refunding Series 2018A:
1,200	5.000%, 12/01/28	No Opt. Call	BBB	1,430,556
1,350	5.250%, 12/01/33	12/28 at 100.00	BBB	1,625,886
620	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 4.375%, 12/01/30	9/24 at 103.00	N/R	631,290

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
$10,000	5.125%, 12/01/34	12/23 at 103.00	N/R	$10,645,100
630	5.375%, 12/01/39	12/23 at 103.00	N/R	671,763
1,510	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,566,308
205,259	Total Colorado			219,773,595
	Connecticut – 0.4%
8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	1/20 at 100.00	Caa1	8,608,126
3,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2013A, 2.270%, 3/01/24 (SIFMA reference rate + 0.950% spread) (5)	No Opt. Call	A	3,035,550
10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 2.380%, 6/15/24 (UB) (4)	No Opt. Call	A	10,244,600
2,235	Connecticut State, General Obligation Bonds, Series 2005B, 3.501%, 6/01/20 – AMBAC Insured	No Opt. Call	A	2,251,338
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,142,580
3,000	New Haven, Connecticut, General Obligation Bonds, Series 2019A, 5.000%, 8/01/39 – AGM Insured	8/29 at 100.00	BBB	3,597,060
27,895	Total Connecticut			28,879,254
	Delaware – 0.1%
2,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa2	2,561,550
1,730	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	1,847,727
830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	866,470
5,060	Total Delaware			5,275,747
	District of Columbia – 0.2%
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	677,276
270	5.000%, 7/01/32	7/24 at 103.00	N/R	294,470
725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	780,463
9,300	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 4.640%, 8/01/37 – NPFG Insured	1/20 at 100.00	Baa2	9,451,125
1,065	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,074,915
12,005	Total District of Columbia			12,278,249

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 10.4%
$355	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	$357,808
355	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	376,346
28,635	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.148%, 12/01/37 (3-Month LIBOR * 67% reference rate + 0.870% spread) (5)	1/20 at 100.00	A3	28,070,318
	Alta Lakes Community Development District, Florida, Special Assessment Bonds, Series 2019:
465	3.500%, 5/01/24	No Opt. Call	N/R	467,009
555	3.750%, 5/01/29	No Opt. Call	N/R	563,608
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
625	4.000%, 11/01/24	No Opt. Call	N/R	632,175
775	4.750%, 11/01/29	11/28 at 100.00	N/R	808,751
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
690	4.375%, 11/01/24, 144A	No Opt. Call	N/R	703,345
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	899,560
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
105	4.250%, 11/01/21	No Opt. Call	N/R	105,914
625	5.500%, 11/01/30	11/26 at 100.00	N/R	654,612
725	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	752,369
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019A:
300	3.125%, 11/01/24	No Opt. Call	N/R	299,325
545	3.500%, 11/01/30	11/29 at 100.00	N/R	541,098
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
290	3.625%, 11/01/23, 144A	No Opt. Call	N/R	292,842
430	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	443,137
	Avalon Community Improvements Agency, California, Special Assessment Bonds, Area 1 Project, Series 2019:
175	3.350%, 11/01/24	No Opt. Call	N/R	175,863
205	3.700%, 11/01/29	No Opt. Call	N/R	208,366
195	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	201,589
555	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	576,417
11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	1/20 at 100.00	N/R	11,091,097

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$725	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	$743,031
845	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	904,370
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
165	4.000%, 11/01/24, 144A	No Opt. Call	N/R	167,759
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	210,730
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	600,738
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,219,475
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
140	4.000%, 11/01/24, 144A	No Opt. Call	N/R	141,963
175	4.500%, 11/01/29, 144A	No Opt. Call	N/R	183,166
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
315	4.250%, 11/01/21	No Opt. Call	N/R	320,985
770	4.750%, 11/01/26	11/25 at 100.00	N/R	813,235
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,204,326
365	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	376,640
645	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	676,721
870	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	912,038
125	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	N/R	125,624
370	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	382,758
	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
25	3.500%, 5/01/20	No Opt. Call	N/R	25,061
45	3.500%, 5/01/21	No Opt. Call	N/R	45,360
40	3.500%, 5/01/22	No Opt. Call	N/R	40,391
45	3.500%, 5/01/23	No Opt. Call	N/R	45,442
50	3.750%, 5/01/24	No Opt. Call	N/R	51,025
30	3.750%, 5/01/25	No Opt. Call	N/R	30,534

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
$3,225	4.000%, 11/01/25	No Opt. Call	N/R	$3,317,815
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,277,948
	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
485	4.250%, 11/01/24, 144A	No Opt. Call	N/R	494,666
600	4.750%, 11/01/29, 144A	No Opt. Call	N/R	632,736
825	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	892,452
600	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	691,026
490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	520,963
	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,221,862
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,275,104
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,338,267
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,176,037
740	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	779,494
500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	518,605
	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019:
500	3.500%, 6/15/24	No Opt. Call	N/R	504,200
1,010	4.000%, 6/15/32	6/29 at 100.00	N/R	1,043,653
750	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	777,802
2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	1/20 at 100.00	Caa1	2,301,679
	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
130	4.000%, 11/01/22	No Opt. Call	N/R	131,689
250	4.750%, 11/01/28	11/27 at 100.00	N/R	260,570
	Campo Bello Community Development District, Florida, Special Assessment Bonds, 2019 Project Series 2019:
250	3.250%, 12/15/24	No Opt. Call	N/R	249,543
765	3.500%, 12/15/30	12/29 at 100.00	N/R	762,919
1,500	4.000%, 12/15/39	12/29 at 100.00	N/R	1,514,715

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
$500	4.000%, 7/01/20, 144A	No Opt. Call	N/R	$502,165
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	589,071
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	566,610
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,294,477
735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (7)	1/21 at 103.00	N/R	470,400
280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (7)	1/20 at 100.00	N/R	280,000
6,030	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	6,161,575
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	942,615
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	540,266
2,415	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	Ba1	2,599,120
	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	7.000%, 6/01/28, 144A	No Opt. Call	N/R	7,614,698
14,560	7.250%, 6/01/33, 144A	6/28 at 100.00	N/R	16,026,046
1,705	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,779,986
1,915	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,976,529
665	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	690,210
450	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	467,060
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,692,376
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	511,496
840	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	885,654
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
900	4.750%, 5/01/24	No Opt. Call	N/R	949,959
3,120	5.000%, 5/01/34	5/24 at 100.00	N/R	3,290,882

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
$380	4.000%, 5/01/22, 144A	No Opt. Call	N/R	$386,369
1,400	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,526,644
	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	393,578
500	4.500%, 12/15/32	12/26 at 100.00	N/R	535,700
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019:
2,075	5.000%, 10/01/29 (AMT), 144A	10/27 at 100.00	N/R	2,284,388
2,500	5.000%, 10/01/34 (AMT), 144A	10/27 at 100.00	N/R	2,759,925
	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
230	3.625%, 6/15/24, 144A	No Opt. Call	N/R	234,370
300	4.000%, 6/15/29, 144A	No Opt. Call	N/R	313,893
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
3,140	4.500%, 6/01/23	No Opt. Call	BBB-	3,240,009
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	531,870
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB-	1,067,610
4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 0.000%, 5/15/24, 144A	No Opt. Call	N/R	4,429,048
810	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	841,039
420	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	428,530
185	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	189,764
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
220	3.875%, 11/01/24, 144A	No Opt. Call	N/R	224,303
270	4.000%, 11/01/29, 144A	No Opt. Call	N/R	282,844
	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019:
215	3.200%, 12/15/24	No Opt. Call	N/R	216,109
250	3.500%, 12/15/29	No Opt. Call	N/R	252,968
100	4.000%, 12/15/39	12/29 at 100.00	N/R	101,892
1,885	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	1,940,381

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
$1,085	3.750%, 11/01/23, 144A	No Opt. Call	N/R	$1,097,043
1,195	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,246,146
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
750	3.875%, 11/01/24, 144A	No Opt. Call	N/R	757,170
1,200	4.250%, 11/01/30, 144A	11/29 at 100.00	N/R	1,236,060
630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	655,238
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
530	4.375%, 11/01/24, 144A	No Opt. Call	N/R	541,909
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	836,221
2,100	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,205,567
550	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/29	1/20 at 101.00	N/R	555,626
	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019:
555	3.375%, 11/01/25	No Opt. Call	N/R	555,388
955	3.750%, 11/01/31	11/29 at 100.00	N/R	956,490
180	4.000%, 11/01/39	11/29 at 100.00	N/R	179,260
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
385	4.350%, 5/01/23, 144A	No Opt. Call	N/R	390,386
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	758,758
3,120	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 4.600%, 5/01/28, 144A	No Opt. Call	N/R	3,210,355
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
485	3.875%, 12/15/23, 144A	No Opt. Call	N/R	492,207
1,160	4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,202,073
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
675	4.500%, 5/01/25	No Opt. Call	N/R	696,080
1,300	4.625%, 5/01/26	No Opt. Call	N/R	1,348,581
2,575	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	3,108,643
345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	359,994
2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,822,902

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,020	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	$1,049,182
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
215	3.750%, 11/01/24	No Opt. Call	N/R	219,990
280	4.125%, 11/01/29	No Opt. Call	N/R	295,658
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
455	4.250%, 5/01/24	No Opt. Call	N/R	462,621
570	4.600%, 5/01/29	No Opt. Call	N/R	599,594
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
895	4.500%, 11/01/23, 144A	No Opt. Call	N/R	917,903
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,812,069
1,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	1,084,370
690	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	709,879
570	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	593,045
	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
500	4.250%, 5/01/24, 144A	No Opt. Call	N/R	507,365
775	5.500%, 11/01/29, 144A	No Opt. Call	N/R	819,609
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	294,470
325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	333,115
	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-1:
775	3.250%, 11/01/25	No Opt. Call	N/R	776,108
1,000	3.625%, 11/01/30	11/29 at 100.00	N/R	1,002,620
325	4.000%, 11/01/40	11/29 at 100.00	N/R	326,037
	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-2:
250	3.250%, 11/01/25	No Opt. Call	N/R	250,358
380	3.625%, 11/01/30	11/29 at 100.00	N/R	380,996
1,000	4.000%, 11/01/40	11/29 at 100.00	N/R	1,003,190
900	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,011,699
220	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	223,238

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
$335	4.125%, 11/01/24, 144A	No Opt. Call	N/R	$339,204
500	4.250%, 11/01/29, 144A	No Opt. Call	N/R	517,650
535	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	537,263
	Fiddlers Creek Community Development District 2, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2019:
1,050	3.250%, 5/01/23	No Opt. Call	N/R	1,050,735
2,760	4.250%, 5/01/29	No Opt. Call	N/R	2,895,461
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,271,280
300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	293,610
275	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	265,095
1,490	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,550,077
1,035	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	1,082,341
4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,179,501
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
2,255	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,397,606
4,590	4.000%, 7/15/26, 144A	No Opt. Call	N/R	4,691,118
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
430	5.000%, 6/15/24, 144A	No Opt. Call	N/R	425,274
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,690,487
2,240	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25, 144A	No Opt. Call	N/R	2,355,584
475	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	B+	492,603
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
725	5.500%, 6/15/22, 144A	No Opt. Call	N/R	739,203
2,000	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	2,067,640
2,230	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	2,289,697

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
$5,855	6.375%, 12/15/25	6/23 at 100.00	N/R	$6,463,569
500	8.500%, 6/15/44	6/23 at 100.00	N/R	577,140
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,894,427
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,635,149
1,990	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	2,203,427
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
33,680	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/20 at 105.00	N/R	32,154,296
55,830	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/20 at 105.00	N/R	53,192,032
14,100	Florida Development Finance Corporation, Healthcare Facilties Revenue Bonds, UF Health - Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	15,588,255
	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019:
6,810	6.875%, 12/01/38, 144A	12/23 at 105.00	N/R	6,843,165
2,000	7.000%, 12/01/48, 144A	12/23 at 105.00	N/R	2,001,280
2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,410,248
	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,468,187
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,347,000
715	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	739,167
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 7 & 8 Project, Series 2019:
400	3.350%, 11/01/24	No Opt. Call	N/R	401,964
625	3.700%, 11/01/29	No Opt. Call	N/R	635,275
925	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,020,053
460	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	471,431
145	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Project 2019 Series 2019A-2, 3.375%, 11/01/29	No Opt. Call	N/R	144,635
525	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	547,186
460	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	477,342
85	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	1/20 at 100.00	N/R	85,156

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	$547,556
620	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	622,902
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	870,064
1,210	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,267,535
1,545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,672,370
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
400	3.750%, 11/01/24	No Opt. Call	N/R	405,964
600	4.125%, 11/01/29	No Opt. Call	N/R	621,714
855	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	892,868
110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	114,160
	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019:
300	3.000%, 11/01/24	No Opt. Call	N/R	300,405
500	3.500%, 11/01/30	11/29 at 100.00	N/R	503,995
	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	558,657
270	4.500%, 5/01/36	5/26 at 100.00	N/R	279,707
	Harbor Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2019A-2:
225	3.100%, 5/01/24	No Opt. Call	N/R	223,911
700	3.100%, 5/01/24	No Opt. Call	N/R	696,612
265	3.300%, 5/01/29	No Opt. Call	N/R	262,263
750	3.300%, 5/01/29	No Opt. Call	N/R	742,252
	Harbor Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2019A-1:
500	3.100%, 5/01/24	No Opt. Call	N/R	497,580
600	3.300%, 5/01/29	No Opt. Call	N/R	593,802
4,165	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	4,304,153

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
$370	4.125%, 5/01/24, 144A	No Opt. Call	N/R	$375,720
455	4.750%, 5/01/29, 144A	No Opt. Call	N/R	475,834
	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
125	3.250%, 11/01/24	No Opt. Call	N/R	124,499
485	3.500%, 11/01/30	11/29 at 100.00	N/R	482,386
150	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30	11/29 at 100.00	N/R	149,198
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
1,510	3.500%, 1/01/24	No Opt. Call	N/R	1,526,821
1,740	4.000%, 1/01/28	1/27 at 100.00	N/R	1,783,291
655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	685,588
265	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	273,946
695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	829,865
590	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	617,234
420	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	439,387
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
365	4.125%, 11/01/24, 144A	No Opt. Call	N/R	371,537
450	4.500%, 11/01/29, 144A	No Opt. Call	N/R	468,896
535	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	586,531
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
470	3.500%, 11/01/24	No Opt. Call	N/R	470,583
845	4.000%, 11/01/30	11/29 at 100.00	N/R	848,600
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
205	3.500%, 11/01/23	No Opt. Call	N/R	206,896
360	4.125%, 11/01/28	11/27 at 100.00	N/R	371,016

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 7/7A Project, Series 2019:
$115	3.375%, 11/01/25	No Opt. Call	N/R	$115,290
415	3.875%, 11/01/31	11/29 at 100.00	N/R	417,606
75	4.200%, 11/01/39	11/29 at 100.00	N/R	75,477
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
375	4.000%, 11/01/24, 144A	No Opt. Call	N/R	379,834
695	4.125%, 11/01/29, 144A	No Opt. Call	N/R	720,159
300	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	303,858
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
295	4.250%, 6/15/24, 144A	No Opt. Call	N/R	299,534
360	4.750%, 6/15/29, 144A	No Opt. Call	N/R	377,910
250	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019, 4.250%, 11/01/29, 144A	No Opt. Call	N/R	261,705
88	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	90,977
	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
390	3.000%, 5/01/20	No Opt. Call	A-	392,285
405	3.250%, 5/01/21	No Opt. Call	A-	414,708
695	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	712,577
270	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	276,566
185	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	188,563
490	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	501,843
685	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	695,754
1,470	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,531,240
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
500	5.000%, 1/15/29, 144A	No Opt. Call	N/R	560,345
550	5.000%, 1/15/39, 144A	7/29 at 100.00	N/R	605,137
75	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	78,177
2,945	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	3,117,282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$650	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	$665,600
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
365	4.000%, 5/01/23	No Opt. Call	N/R	368,011
550	4.600%, 5/01/28	No Opt. Call	N/R	566,621
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
305	3.875%, 5/01/24	No Opt. Call	N/R	308,215
375	4.250%, 5/01/29	No Opt. Call	N/R	387,266
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Azario Project, Series 2019:
315	3.125%, 5/01/25	No Opt. Call	N/R	315,454
375	3.400%, 5/01/30	No Opt. Call	N/R	374,340
600	4.000%, 5/01/40	5/30 at 100.00	N/R	605,544
515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	538,520
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Indigo Expansion Area Project, Series 2019:
245	2.900%, 5/01/24, 144A	No Opt. Call	N/R	243,809
285	3.200%, 5/01/29, 144A	No Opt. Call	N/R	283,957
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019:
230	3.500%, 5/01/24	No Opt. Call	N/R	232,585
275	3.875%, 5/01/29	No Opt. Call	N/R	286,072
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
600	4.250%, 5/01/25	No Opt. Call	N/R	619,662
710	4.875%, 5/01/35	5/25 at 100.00	N/R	752,053
1,475	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,539,089
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
355	3.900%, 5/01/23	No Opt. Call	N/R	360,634
535	4.250%, 5/01/28	No Opt. Call	N/R	558,492
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase2A, Series 2019:
160	3.000%, 5/01/24	No Opt. Call	N/R	160,040
225	3.250%, 5/01/29	No Opt. Call	N/R	224,633
450	3.850%, 5/01/39	5/29 at 100.00	N/R	452,439
560	Landings at Miami Coummunity Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	576,106

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
$5,075	5.250%, 6/15/27	1/20 at 100.00	BB-	$5,077,842
5,000	5.375%, 6/15/37	1/20 at 100.00	BB-	5,000,950
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	342,111
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	223,257
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
245	3.800%, 5/01/24	No Opt. Call	N/R	246,923
435	4.000%, 5/01/29	No Opt. Call	N/R	443,387
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	3.625%, 5/01/24	No Opt. Call	N/R	1,001,774
2,385	3.875%, 5/01/30	No Opt. Call	N/R	2,376,867
750	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	800,077
10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (AMT)	6/20 at 100.00	Baa2	10,098,300
305	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.200%, 5/01/20	No Opt. Call	A	307,898
	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
430	3.500%, 5/01/23	No Opt. Call	N/R	435,930
900	4.250%, 5/01/29	5/28 at 100.00	N/R	940,410
2,435	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,512,555
335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	388,031
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BBB-	1,037,950
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB-	1,036,660
1,315	5.000%, 7/01/30	7/27 at 100.00	BBB-	1,358,974
1,605	5.000%, 7/01/31	7/27 at 100.00	BBB-	1,654,546
695	5.000%, 7/01/32	7/27 at 100.00	BBB-	714,668

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
$2,650	4.000%, 11/01/23	No Opt. Call	N/R	$2,725,048
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,407,419
12,835	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005D, 2.705%, 7/01/33 – AMBAC Insured (UB) (4)	3/20 at 100.00	A3	12,848,733
12,830	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005E, 2.705%, 7/01/34 – AMBAC Insured (UB) (4)	3/20 at 100.00	A3	12,844,755
750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	806,340
800	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	837,464
1,000	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB-	1,118,550
1,880	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A, 5.000%, 7/01/21	No Opt. Call	AA	1,988,100
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
3,995	4.250%, 5/01/24	5/23 at 100.00	N/R	4,164,787
2,630	5.000%, 5/01/29	5/23 at 100.00	N/R	2,784,171
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
2,670	4.250%, 5/01/24	5/23 at 100.00	N/R	2,783,475
4,500	5.000%, 5/01/29	5/23 at 100.00	N/R	4,763,790
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,116,108
1,605	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,678,573
2,110	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	2,105,358
290	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	299,469
2,765	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	2,963,306
	Mitchell Ranch Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
300	3.125%, 12/15/24	No Opt. Call	N/R	300,639
675	3.375%, 12/15/30	No Opt. Call	N/R	673,947
1,715	4.000%, 12/15/39	12/32 at 100.00	N/R	1,753,330
795	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	833,462

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
$205	4.000%, 11/01/23, 144A	No Opt. Call	N/R	$207,741
535	4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	556,042
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
205	4.250%, 11/01/24	No Opt. Call	N/R	209,256
440	4.750%, 11/01/29	No Opt. Call	N/R	465,533
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
445	3.625%, 5/01/24	No Opt. Call	N/R	447,648
810	4.000%, 5/01/30	5/29 at 100.00	N/R	823,235
	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017:
1,240	3.500%, 5/01/23	No Opt. Call	N/R	1,248,680
1,850	4.000%, 5/01/28	No Opt. Call	N/R	1,893,049
	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
980	3.875%, 5/01/23, 144A	No Opt. Call	N/R	989,986
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,518,604
355	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	362,487
2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,594,775
2,885	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,029,942
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
865	4.500%, 8/01/24	No Opt. Call	N/R	883,701
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,164,460
375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	382,001
500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	BBB	516,015
935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	964,200
775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	877,191
2,560	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory Put 4/02/22)	10/23 at 103.00	N/R	2,508,800
1,000	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/29, 144A	No Opt. Call	Ba1	1,133,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB-	$1,171,643
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
250	4.500%, 5/01/24	No Opt. Call	N/R	251,808
880	4.750%, 5/01/30	No Opt. Call	N/R	897,503
255	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	258,983
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
1,100	5.000%, 7/01/29	No Opt. Call	N/R	1,308,659
225	5.000%, 7/01/39	7/29 at 100.00	N/R	261,738
565	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	602,770
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 2 Series 2019:
140	3.250%, 11/01/24	No Opt. Call	N/R	140,041
405	3.500%, 11/01/30	11/29 at 100.00	N/R	405,875
800	4.000%, 11/01/39	11/29 at 100.00	N/R	810,688
555	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	569,485
	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
435	4.000%, 5/01/20	No Opt. Call	N/R	437,741
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,026,923
995	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 4.250%, 5/01/25	No Opt. Call	N/R	1,012,671
975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,014,312
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017:
355	3.500%, 11/01/22, 144A	No Opt. Call	N/R	358,355
1,040	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,081,049
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
260	3.750%, 5/01/24	No Opt. Call	N/R	262,824
500	4.000%, 5/01/30	5/29 at 100.00	N/R	512,660
	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019:
200	3.500%, 5/01/24	No Opt. Call	N/R	201,194
500	4.000%, 5/01/30	5/29 at 100.00	N/R	509,895

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2019:
$165	3.250%, 11/01/24, 144A	No Opt. Call	N/R	$164,119
295	3.500%, 11/01/30, 144A	11/29 at 100.00	N/R	292,625
590	4.000%, 11/01/39, 144A	11/29 at 100.00	N/R	589,174
775	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	797,413
435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	429,315
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
625	4.500%, 11/01/22	No Opt. Call	N/R	643,687
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,087,336
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
370	4.375%, 11/01/23, 144A	No Opt. Call	N/R	380,386
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	691,046
240	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	269,153
205	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	208,670
	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
155	3.500%, 11/01/22, 144A	No Opt. Call	N/R	156,406
500	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	516,570
2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Mandatory Put 8/01/24)	8/22 at 101.00	N/R	2,037,980
	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
500	3.375%, 6/15/24, 144A	No Opt. Call	N/R	502,645
1,055	3.750%, 6/15/31, 144A	6/29 at 100.00	N/R	1,078,368
4,000	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.000%, 11/15/29	11/26 at 103.00	N/R	4,009,040
1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21, 144A	2/20 at 100.00	N/R	1,796,699
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
400	4.000%, 11/01/24, 144A	No Opt. Call	N/R	406,460
745	4.500%, 11/01/29, 144A	No Opt. Call	N/R	779,315

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
$250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	$253,685
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	561,217
	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015:
325	3.625%, 11/01/20	No Opt. Call	N/R	327,139
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,075,480
355	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	368,309
110	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	114,390
485	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	494,681
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
755	3.625%, 11/01/23	No Opt. Call	N/R	765,532
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,167,637
635	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	661,746
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
610	4.000%, 5/01/23	No Opt. Call	N/R	618,101
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,202,479
1,000	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,062,680
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
480	4.000%, 5/01/24	No Opt. Call	N/R	487,037
595	4.625%, 5/01/29	5/28 at 100.00	N/R	624,125
350	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	358,565
1,925	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,173,845
	Southern Grove Community Develoment District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019:
260	2.875%, 5/01/24	No Opt. Call	N/R	259,418
305	3.250%, 5/01/29	No Opt. Call	N/R	304,991
375	3.600%, 5/01/34	5/29 at 100.00	N/R	376,170

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
$350	3.750%, 5/01/24	No Opt. Call	N/R	$354,323
430	4.375%, 5/01/29	No Opt. Call	N/R	449,660
505	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	524,574
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
535	3.750%, 11/01/22, 144A	No Opt. Call	N/R	542,624
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,359,208
990	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,021,096
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM:
405	3.500%, 6/15/24	No Opt. Call	N/R	409,577
1,000	4.000%, 6/15/30	6/29 at 100.00	N/R	1,037,720
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
270	3.500%, 12/15/23	No Opt. Call	N/R	273,264
550	4.000%, 12/15/28	No Opt. Call	N/R	572,748
660	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	715,922
420	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	427,237
720	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	747,418
730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	1/20 at 101.00	N/R	737,555
1,550	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,639,652
	Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2019:
335	3.125%, 12/15/25	No Opt. Call	N/R	335,275
505	3.625%, 12/15/30	12/29 at 100.00	N/R	508,091
130	4.000%, 12/15/39	12/29 at 100.00	N/R	130,316
	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
175	4.000%, 11/01/20	No Opt. Call	N/R	177,254
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,267,257
460	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Three Project, Series 2019, 3.750%, 6/15/29, 144A	No Opt. Call	N/R	470,608

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
$240	4.000%, 11/01/23, 144A	No Opt. Call	N/R	$243,660
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	476,429
205	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	218,940
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A-	565,240
475	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	493,715
390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	407,464
	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1:
1,140	3.875%, 5/01/24	No Opt. Call	N/R	1,138,381
1,705	4.125%, 5/01/29	No Opt. Call	N/R	1,707,643
4,775	4.500%, 5/01/39	5/29 at 100.00	N/R	4,774,713
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
225	4.125%, 11/01/24, 144A	No Opt. Call	N/R	228,722
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	424,553
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
135	3.850%, 5/01/23, 144A	No Opt. Call	N/R	136,293
210	4.350%, 5/01/28, 144A	No Opt. Call	N/R	216,983
1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	1,889,370
1,070	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	1,104,400
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2:
650	3.500%, 5/01/24	No Opt. Call	N/R	653,367
700	3.850%, 5/01/29	No Opt. Call	N/R	712,831
1,045	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,168,676
	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019:
375	3.125%, 12/15/25	No Opt. Call	N/R	374,693
735	3.625%, 12/15/31	12/29 at 100.00	N/R	737,940

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
$110	4.000%, 5/01/23	No Opt. Call	N/R	$111,608
295	5.000%, 5/01/28	No Opt. Call	N/R	310,328
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
650	4.000%, 5/01/23	No Opt. Call	N/R	659,451
1,000	5.000%, 5/01/28	No Opt. Call	N/R	1,052,100
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
135	3.500%, 5/01/24	No Opt. Call	N/R	135,180
365	4.000%, 5/01/30	No Opt. Call	N/R	369,705
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019:
285	3.625%, 5/01/25	No Opt. Call	N/R	285,627
715	4.000%, 5/01/31	5/30 at 100.00	N/R	719,254
170	4.450%, 5/01/39	5/30 at 100.00	N/R	171,112
165	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	173,738
1,020	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	1,041,267
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1:
85	4.250%, 11/01/20	No Opt. Call	N/R	85,894
250	5.000%, 11/01/26	No Opt. Call	N/R	263,718
420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One - Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	444,419
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
250	3.875%, 5/01/24	No Opt. Call	N/R	251,553
500	4.125%, 5/01/29	No Opt. Call	N/R	508,125
540	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	562,086
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
250	4.500%, 5/01/23	No Opt. Call	N/R	253,785
400	5.000%, 5/01/28	No Opt. Call	N/R	421,528
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Downtown Neighborhood Assessment Area Series 2019:
205	3.000%, 11/01/24	No Opt. Call	N/R	204,082
400	3.375%, 11/01/30	11/29 at 100.00	N/R	400,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
$250	4.000%, 11/01/24	No Opt. Call	N/R	$255,373
500	4.500%, 11/01/29	No Opt. Call	N/R	529,325
1,415	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,462,643
530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	547,569
170	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	173,135
370	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	387,064
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,250	5.000%, 11/01/23	No Opt. Call	N/R	1,275,037
1,985	5.750%, 11/01/28	No Opt. Call	N/R	2,137,547
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
570	5.000%, 11/01/23	No Opt. Call	N/R	581,394
1,590	6.000%, 11/01/31	No Opt. Call	N/R	1,748,348
260	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	265,088
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
500	3.000%, 12/15/24	No Opt. Call	N/R	497,035
1,510	3.375%, 12/15/30	12/29 at 100.00	N/R	1,508,611
3,000	3.750%, 12/15/39	12/29 at 100.00	N/R	2,999,880
350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	365,432
910	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	936,253
145	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	153,230
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
455	4.125%, 11/01/24, 144A	No Opt. Call	N/R	460,728
695	4.500%, 11/01/30, 144A	11/29 at 100.00	N/R	718,699
970	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 11/01/32, 144A	No Opt. Call	N/R	1,015,173
460	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	525,053

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
$325	4.000%, 11/01/24	No Opt. Call	N/R	$329,895
305	4.000%, 11/01/24	No Opt. Call	N/R	309,575
390	4.500%, 11/01/29	No Opt. Call	N/R	409,305
375	4.500%, 11/01/29	No Opt. Call	N/R	393,589
405	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	1/20 at 101.00	N/R	409,236
585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	599,022
460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	471,049
635	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	652,069
450	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Refunding Series 2019, 3.125%, 5/01/25	No Opt. Call	N/R	450,369
850	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	892,517
	Village Community Development District 13, Wildwood, Florida, Special Assessment Revenue Bonds, Series 2019:
870	2.625%, 5/01/24, 144A	No Opt. Call	N/R	875,368
1,500	3.000%, 5/01/29, 144A	No Opt. Call	N/R	1,521,885
2,080	3.375%, 5/01/34, 144A	5/29 at 100.00	N/R	2,127,653
4,000	3.550%, 5/01/39, 144A	5/29 at 100.00	N/R	4,084,120
1,590	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,685,861
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
170	3.750%, 5/01/24	No Opt. Call	N/R	170,870
250	4.000%, 5/01/29	No Opt. Call	N/R	253,190
1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,853,069
1,285	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,348,942
	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019:
305	3.250%, 11/01/24	No Opt. Call	N/R	306,415
400	3.625%, 11/01/29	No Opt. Call	N/R	406,316
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
1,825	3.500%, 5/01/22	No Opt. Call	N/R	1,830,092
3,545	4.000%, 5/01/27	No Opt. Call	N/R	3,606,789

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
$1,000	4.250%, 11/01/26	No Opt. Call	N/R	$1,028,320
210	4.625%, 11/01/31	11/26 at 100.00	N/R	218,012
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
500	4.000%, 5/01/24	No Opt. Call	N/R	507,275
1,000	4.250%, 5/01/29	No Opt. Call	N/R	1,032,730
135	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%, 5/01/29, 144A	No Opt. Call	N/R	139,432
	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019:
680	3.500%, 5/01/24, 144A	No Opt. Call	N/R	680,136
810	3.750%, 5/01/29, 144A	No Opt. Call	N/R	813,629
	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019:
610	3.500%, 6/15/24, 144A	No Opt. Call	N/R	613,959
2,000	3.750%, 6/15/30, 144A	6/29 at 100.00	N/R	2,047,520
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
420	3.500%, 11/01/23, 144A	No Opt. Call	N/R	423,625
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	744,785
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
220	3.500%, 5/01/23	No Opt. Call	N/R	221,929
330	4.000%, 5/01/28	No Opt. Call	N/R	338,432
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
210	3.800%, 5/01/24	No Opt. Call	N/R	211,875
315	4.000%, 5/01/29	No Opt. Call	N/R	322,916
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
425	3.875%, 5/01/24	No Opt. Call	N/R	430,534
510	4.370%, 5/01/29	No Opt. Call	N/R	527,284
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
65	4.000%, 11/01/20	No Opt. Call	N/R	65,589
400	4.375%, 11/01/25	No Opt. Call	N/R	422,176
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
135	3.750%, 11/01/24	No Opt. Call	N/R	137,453
185	4.250%, 11/01/29	No Opt. Call	N/R	193,588

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$245	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	$250,588
1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,053,964
560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	575,170
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
270	4.000%, 5/01/22	No Opt. Call	N/R	272,373
905	5.000%, 5/01/29	5/28 at 100.00	N/R	948,096
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
525	4.375%, 11/01/24, 144A	No Opt. Call	N/R	535,894
660	4.750%, 11/01/29, 144A	No Opt. Call	N/R	697,000
664,788	Total Florida			681,605,308
	Georgia – 1.6%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,455	6.000%, 1/01/23	No Opt. Call	N/R	2,514,632
9,250	6.500%, 1/01/29	1/28 at 100.00	N/R	9,921,920
2,540	6.750%, 1/01/35	1/28 at 100.00	N/R	2,679,979
	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,058,097
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,143,792
750	5.000%, 7/15/24	No Opt. Call	Baa2	842,790
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,120,110
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,117,440
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,111,530
750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	789,098
560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	574,717
2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,202,360
700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB-	757,148
1,246	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,433,025

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
$360	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (6)	$377,104
958	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (6)	1,021,813
1,052	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (6)	1,121,774
500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	501,835
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A-	343,718
830	5.000%, 3/15/22	No Opt. Call	A-	892,399
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
5,000	5.000%, 5/15/33	5/29 at 100.00	A3	6,121,000
3,280	5.000%, 5/15/34	5/29 at 100.00	A3	4,002,453
2,000	5.000%, 5/15/35	No Opt. Call	A3	2,595,580
2,000	5.000%, 5/15/36	No Opt. Call	A3	2,605,040
20,425	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	8/26 at 100.50	A3	23,126,819
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	Baa1	2,807,282
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A:
6,000	5.000%, 1/01/34	7/28 at 100.00	Baa3	7,150,980
12,500	5.000%, 1/01/39	7/28 at 100.00	Baa3	14,654,000
12,235	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	12,982,681
95,496	Total Georgia			107,571,116
	Guam – 0.6%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
4,825	5.000%, 11/15/27	11/25 at 100.00	BB	5,526,893
4,305	5.000%, 11/15/33	11/25 at 100.00	BB	4,831,889
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	BB	1,047,220
1,875	5.250%, 1/01/36	1/22 at 100.00	BB	1,972,969
3,530	5.125%, 1/01/42	1/22 at 100.00	BB	3,682,531
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
3,000	6.625%, 12/01/30	12/20 at 100.00	B+	3,058,530
895	6.875%, 12/01/40	12/20 at 100.00	B+	915,075

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
$400	5.000%, 7/01/22	No Opt. Call	BBB-	$432,088
250	5.000%, 7/01/23	No Opt. Call	BBB-	277,552
2,200	5.000%, 7/01/24	No Opt. Call	BBB-	2,503,468
1,000	5.000%, 7/01/35	7/24 at 100.00	BBB-	1,104,480
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	BBB-	356,177
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB-	1,641,225
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
255	5.000%, 7/01/24	No Opt. Call	BBB-	290,175
525	5.000%, 7/01/25	No Opt. Call	BBB-	610,612
2,140	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	2,507,973
1,500	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	1,670,205
2,075	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (AMT)	No Opt. Call	A2	2,208,070
2,580	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/28	10/27 at 100.00	BBB-	3,066,897
750	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB- (6)	774,330
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	BBB-	1,126,010
35,955	Total Guam			39,604,369
	Hawaii – 0.4%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
490	5.000%, 7/01/20	No Opt. Call	BB	492,612
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,621,056
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,684,195
19,940	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	21,071,595
105	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	107,464
230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	245,371
23,895	Total Hawaii			25,222,293
	Idaho – 0.1%
825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	881,001

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
$1,985	5.000%, 9/01/25	No Opt. Call	BB+	$2,281,122
2,085	5.000%, 9/01/26	No Opt. Call	BB+	2,437,761
1,000	5.000%, 9/01/37	9/26 at 100.00	BB+	1,115,970
1,170	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB	1,182,402
7,065	Total Idaho			7,898,256
	Illinois – 12.7%
1,245	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,295,572
820	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	837,540
1,890	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	1,892,514
1,980	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	1/20 at 100.00	N/R	1,980,079
3,345	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/29	12/26 at 100.00	BBB	3,767,172
3,855	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/20 at 100.00	N/R	3,803,651
1,645	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.000%, 3/01/33	3/28 at 100.00	N/R	1,745,542
8,940	CenterPoint Intermodal Center Program Trust Series 2004, Illinois, Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	9,070,256
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A	29,228,406
20,835	5.750%, 4/01/34	4/27 at 100.00	A	25,037,628
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,577,911
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A	343,419
1,370	5.000%, 4/01/34	4/27 at 100.00	A	1,564,526
2,000	5.000%, 4/01/35	4/27 at 100.00	A	2,278,040
2,320	5.000%, 4/01/36	4/27 at 100.00	A	2,636,309
2,320	5.000%, 4/01/37	4/27 at 100.00	A	2,630,416
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
1,240	5.000%, 4/01/33	4/28 at 100.00	A	1,441,550
1,535	5.000%, 4/01/34	4/28 at 100.00	A	1,779,725
1,610	5.000%, 4/01/35	4/28 at 100.00	A	1,861,257
1,270	5.000%, 4/01/36	4/28 at 100.00	A	1,464,348

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB-	$4,611,978
1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B1	1,491,114
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
1,230	5.000%, 12/01/20	No Opt. Call	B1	1,263,813
8,075	5.000%, 12/01/31	12/20 at 100.00	B1	8,251,519
13,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	16,715,400
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
16,570	5.000%, 12/01/30	12/27 at 100.00	BB-	19,145,972
11,810	5.000%, 12/01/34	12/27 at 100.00	BB-	13,508,868
7,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB-	8,527,390
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	BB-	9,719,956
5,000	5.000%, 12/01/24	No Opt. Call	BB-	5,580,500
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
3,120	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	BB	3,776,604
2,500	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	BB	3,009,650
1,850	5.000%, 12/01/33 – AGM Insured	12/28 at 100.00	BB	2,207,771
4,300	5.000%, 12/01/34 – AGM Insured	12/28 at 100.00	BB	5,118,634
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	BB-	2,120,590
5,000	5.000%, 12/01/25	No Opt. Call	BB-	5,670,350
4,000	5.000%, 12/01/26	No Opt. Call	BB-	4,593,760
20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB-	24,955,000
2,500	Chicago Board of Education, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.500%, 12/01/30 – AMBAC Insured	No Opt. Call	B1	3,114,675
	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A:
9,160	0.000%, 12/01/24 – NPFG Insured	No Opt. Call	BB-	8,174,201
8,150	0.000%, 12/01/29 – NPFG Insured	No Opt. Call	BB-	6,116,901
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	BB-	4,689,900
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB-	3,277,373

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,295	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	BB-	$2,856,864
1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA-	1,116,930
2,100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	2,131,563
1,282	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,296,908
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	1,271,780
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,083,000
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,970,067
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	891,767
2,025	5.250%, 1/01/29	1/25 at 100.00	Ba1	2,285,678
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	235,971
10,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	11,010,500
10,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	11,077,983
715	5.000%, 1/01/35	1/24 at 100.00	Ba1	774,745
6,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	7,422,932
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
20,500	5.625%, 1/01/31	1/27 at 100.00	BBB-	24,395,205
2,890	5.750%, 1/01/34	1/27 at 100.00	BBB-	3,439,851
5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,315,005
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/34	1/25 at 100.00	Ba1	1,133,510
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
6,000	0.000%, 1/01/27	No Opt. Call	Ba1	4,853,940
415	5.000%, 1/01/34	1/20 at 100.00	Ba1	416,046
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
845	4.625%, 1/01/32	1/21 at 100.00	Ba1	861,021
26,085	5.000%, 1/01/40	1/21 at 100.00	Ba1	26,691,215
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
7,000	5.000%, 1/01/33	1/22 at 100.00	Ba1	7,335,020
14,120	5.000%, 1/01/34	1/22 at 100.00	Ba1	14,787,029
1,110	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/25	1/20 at 100.00	Ba1	1,112,442

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
$10	5.000%, 1/01/21	No Opt. Call	Ba1	$10,376
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	6,146,472
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,581,075
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB-	3,879,858
1,065	5.000%, 1/01/25	No Opt. Call	BBB-	1,193,631
2,560	5.000%, 1/01/26	No Opt. Call	BBB-	2,918,912
1,065	5.000%, 1/01/28	1/26 at 100.00	BBB-	1,205,601
12,415	5.000%, 1/01/38	1/26 at 100.00	BBB-	13,670,156
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB-	32,973
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB-	7,364,092
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB-	5,664,900
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,737,420
360	5.500%, 1/01/39	1/25 at 100.00	BBB-	404,629
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
2,000	5.000%, 1/01/31	1/29 at 100.00	BBB-	2,340,400
5,000	5.500%, 1/01/49	1/29 at 100.00	BBB-	5,900,350
891	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	1/20 at 100.00	N/R	892,818
1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,111,740
1,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/34	11/26 at 100.00	A2	1,461,058
880	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	903,778
2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,666,499
3,108	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34	1/20 at 100.00	N/R	3,372,579
300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	1/20 at 100.00	A3	300,894
1,390	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,648,554
	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
1,215	5.000%, 1/01/24	No Opt. Call	N/R	1,258,072
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	2,873,001

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
$100	4.500%, 12/01/20, 144A	No Opt. Call	N/R	$100,689
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	866,361
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,925,606
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,960	6.875%, 10/01/31	10/21 at 100.00	BB+	2,082,520
455	7.125%, 10/01/41	10/21 at 100.00	BB+	482,164
1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,805,944
1,000	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015, 5.000%, 9/01/32	9/24 at 100.00	BBB	1,086,990
2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B1	2,054,040
5,575	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.000%, 5/15/33	5/24 at 103.00	N/R	5,890,991
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,000	5.000%, 2/15/26	No Opt. Call	Aa2	4,848,440
8,000	5.000%, 2/15/27	No Opt. Call	Aa2	9,894,000
3,535	5.000%, 2/15/28	2/27 at 100.00	Aa2	4,353,953
500	5.000%, 2/15/29	2/27 at 100.00	Aa2	612,420
10,000	5.000%, 2/15/31	2/27 at 100.00	Aa2	12,112,400
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	AA+	396,101
800	5.000%, 9/01/23	No Opt. Call	AA+	908,544
1,495	5.000%, 9/01/25	9/24 at 100.00	AA+	1,744,097
1,000	5.000%, 9/01/26	9/24 at 100.00	AA+	1,163,340
1,400	5.000%, 9/01/27	9/24 at 100.00	AA+	1,624,014
800	5.000%, 9/01/29	9/24 at 100.00	AA+	922,528
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
130	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (6)	132,348
225	6.125%, 5/15/27	5/20 at 100.00	BBB-	227,923
500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa1	590,770
150	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB-	156,464
195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (6)	198,258
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A-	1,115,260

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
$165	5.000%, 8/15/24	No Opt. Call	Baa1	$188,014
375	5.000%, 8/15/25	No Opt. Call	Baa1	437,055
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,157,740
6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,639,645
	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BBB-	582,350
500	5.000%, 2/15/31	8/27 at 100.00	BBB-	580,115
500	5.000%, 2/15/32	8/27 at 100.00	BBB-	578,635
1,000	5.000%, 2/15/37	8/27 at 100.00	BBB-	1,141,730
1,395	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding State Tax Supported Series 2019, 5.000%, 6/15/28	No Opt. Call	BBB-	1,668,253
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
5,165	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	4,798,543
3,235	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB-	2,843,436
	Illinois State, General Obligation Bonds, December Series 2017A:
15,000	5.000%, 12/01/25	No Opt. Call	BBB-	17,102,850
6,100	5.125%, 12/01/29	12/27 at 100.00	BBB-	7,120,530
	Illinois State, General Obligation Bonds, December Series 2017B:
9,500	5.000%, 12/01/26	No Opt. Call	BBB-	10,967,465
9,365	5.000%, 12/01/27	No Opt. Call	BBB-	10,944,595
4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	5,548,624
1,925	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33	5/24 at 100.00	BBB-	2,095,478
5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB-	6,342,325
	Illinois State, General Obligation Bonds, November Series 2017D:
10,000	5.000%, 11/01/27	No Opt. Call	BBB-	11,582,800
27,030	5.000%, 11/01/28	11/27 at 100.00	BBB-	31,144,777
	Illinois State, General Obligation Bonds, October Series 2016:
7,500	5.000%, 2/01/23	No Opt. Call	BBB-	8,132,175
3,835	5.000%, 2/01/26	No Opt. Call	BBB-	4,374,891
	Illinois State, General Obligation Bonds, Refunding September Series 2018B:
6,975	5.000%, 10/01/31	10/28 at 100.00	BBB-	8,072,237
5,000	5.000%, 10/01/32	10/28 at 100.00	BBB-	5,768,150
8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB-	8,147,154
335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB-	367,485
6,040	Illinois State, General Obligation Bonds, Series 2006, 5.500%, 1/01/31	No Opt. Call	BBB-	7,441,099

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Series 2013:
$1,480	5.250%, 7/01/29	7/23 at 100.00	BBB-	$1,617,640
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB-	1,142,883
200	5.500%, 7/01/33	7/23 at 100.00	BBB-	219,210
10,855	5.500%, 7/01/38	7/23 at 100.00	BBB-	11,881,992
740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB-	787,552
	Illinois State, Sales Tax Revenue Bonds, First Series 2002:
2,160	6.000%, 6/15/26 – NPFG Insured	No Opt. Call	BBB	2,661,941
2,060	6.000%, 6/15/27 – NPFG Insured	No Opt. Call	BBB	2,596,403
8,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB-	9,058,705
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BBB-	6,910,071
1,355	5.000%, 12/15/28	6/22 at 100.00	BBB-	1,449,416
610	5.000%, 6/15/52	6/22 at 100.00	BBB-	642,031
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,155	5.000%, 12/15/28	12/27 at 100.00	BBB-	1,353,464
300	5.000%, 12/15/31	12/27 at 100.00	BBB-	347,373
745	5.000%, 12/15/33	12/27 at 100.00	BBB-	858,545
500	5.000%, 12/15/34	12/27 at 100.00	BBB-	574,960
7,770	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	Ba1	7,922,603
4,710	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BBB	5,710,734
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,770	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,818,226
795	5.200%, 6/15/50	6/20 at 100.00	Ba1	809,549
43,790	5.250%, 6/15/50	6/20 at 100.00	Ba1	44,600,991
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,755	0.000%, 6/15/31 – BAM Insured	No Opt. Call	Baa2	1,278,728
2,860	0.000%, 12/15/34 – BAM Insured	No Opt. Call	Baa2	1,828,512
2,010	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,241,311
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	500,250
560	North Pullman Chicago Neighborhood Initiatives, Inc Redevelopment Project, Illinois, Gotham Greens Greenhouse Facility, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	564,323

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,985	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	$5,086,295
2,600	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,708,524
520	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB+	583,794
750	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/35	1/28 at 100.00	AA-	878,603
4,470	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C, 5.500%, 1/01/32	1/29 at 100.00	AA-	5,538,911
	South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A:
320	4.000%, 12/01/25	No Opt. Call	N/R	339,910
330	4.000%, 12/01/26	No Opt. Call	N/R	350,500
345	4.000%, 12/01/27	No Opt. Call	N/R	366,262
355	4.000%, 12/01/28	No Opt. Call	N/R	375,324
370	4.000%, 12/01/29	12/28 at 100.00	N/R	389,366
385	4.000%, 12/01/30	12/28 at 100.00	N/R	401,705
400	4.000%, 12/01/31	12/28 at 100.00	N/R	416,364
420	4.000%, 12/01/32	12/28 at 100.00	N/R	433,751
435	4.000%, 12/01/33	12/28 at 100.00	N/R	447,524
450	4.000%, 12/01/34	12/28 at 100.00	N/R	461,768
2,725	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	2,813,617
2,410	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,730,385
2,310	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,347,953
1,340	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,356,911
620	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	627,824
227	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	227,175
757,308	Total Illinois			835,508,785
	Indiana – 1.0%
700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	771,911
	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,140	0.000%, 11/15/22 (7)	No Opt. Call	N/R	30,210
1,550	0.000%, 11/15/27 (7)	11/22 at 100.00	N/R	41,075

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	1/23 at 105.00	N/R	$199,572
1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,219,865
55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (AMT)	No Opt. Call	N/R	58,339
775	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 4.800%, 1/01/28	1/23 at 105.00	N/R	797,196
3,095	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,336,534
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A:
110	6.000%, 10/01/21	1/20 at 100.00	B	110,149
1,500	6.625%, 10/01/29	1/20 at 100.00	B	1,502,415
3,855	Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013, 5.000%, 10/01/32	10/23 at 100.00	N/R	4,130,208
765	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	798,033
1,035	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,075,158
19,620	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B3	19,853,478
	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330	5.500%, 4/01/33	4/26 at 100.00	Ba1	2,638,236
1,275	5.500%, 4/01/34	4/26 at 100.00	Ba1	1,442,803
2,500	5.000%, 4/01/37	4/26 at 100.00	Ba1	2,738,200
1,225	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,250,186
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa3	272,152
325	5.000%, 10/01/23	No Opt. Call	Baa3	362,703
550	5.000%, 10/01/24	10/23 at 100.00	Baa3	615,180
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa3	1,548,386
15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA-	16,167
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,000	5.000%, 4/01/28	4/22 at 100.00	Ba1	1,050,220
2,245	5.000%, 4/01/42	4/22 at 100.00	Ba1	2,301,013
600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	594,888

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	B-	$4,615,470
3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	3,342,885
220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	224,811
1,445	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	1,570,007
4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	4,180,928
62,850	Total Indiana			62,688,378
	Iowa – 1.9%
10,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	11,237,740
3,260	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B-	3,308,313
24,325	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	26,926,559
16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/20 at 104.00	B-	17,254,435
27,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	29,831,187
3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	B+	4,246,077
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
500	3.950%, 8/01/23	No Opt. Call	N/R	509,155
750	4.450%, 8/01/28	8/23 at 102.00	N/R	787,350
500	5.000%, 8/01/33	8/23 at 102.00	N/R	532,440
300	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	A	311,685
7,155	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	1/20 at 100.00	B-	7,156,503
21,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	1/20 at 100.00	B-	21,028,140
116,595	Total Iowa			123,129,584
	Kansas – 0.4%
1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27, 144A	6/25 at 100.00	BBB-	1,851,968
	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	813,330
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,936,726

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
$1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	$715,000
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,137,500
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	3,592,800
5,500	5.250%, 12/15/29	12/22 at 100.00	N/R	2,640,000
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,029,600
930	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	972,669
11,650	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	12,633,027
34,700	Total Kansas			27,322,620
	Kentucky – 2.8%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Series 2016A:
1,000	5.000%, 2/01/29	2/26 at 100.00	BBB-	1,154,380
705	5.000%, 2/01/30	2/26 at 100.00	BBB-	808,995
1,915	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,104,470
3,455	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	3,439,418
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
2,000	5.000%, 6/01/31	6/27 at 100.00	BB+	2,324,140
3,500	5.000%, 6/01/32	6/27 at 100.00	BB+	4,056,570
1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,415,958
44,715	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2011B, 2.530%, 2/01/46 (Mandatory Put 2/20/20) (SIFMA reference rate + 1.400% spread) (5)	8/24 at 100.00	BBB+	45,539,992
1,065	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc, TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	1/20 at 100.00	N/R	1,062,092

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
$585	5.000%, 7/01/22	No Opt. Call	Baa2	$626,541
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,719,825
3,450	5.000%, 7/01/26	7/25 at 100.00	Baa2	3,966,258
3,560	5.000%, 7/01/27	7/25 at 100.00	Baa2	4,083,071
3,335	5.000%, 7/01/28	7/25 at 100.00	Baa2	3,821,610
2,080	5.000%, 7/01/30	7/25 at 100.00	Baa2	2,353,083
6,450	5.000%, 7/01/32	7/25 at 100.00	Baa2	7,293,660
8,345	5.000%, 7/01/33	7/25 at 100.00	Baa2	9,410,072
40,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 2.409%, 12/01/49 (Mandatory Put 3/02/20) (1-Month LIBOR*67% reference rate + 1.300% spread) (5)	3/25 at 100.00	A3	40,568,000
25,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-2, 2.229%, 12/01/49 (Mandatory Put 3/02/20) (1-Month LIBOR*67% reference rate + 1.1200% spread) (5)	3/25 at 100.00	A3	25,134,750
21,765	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A3	24,902,207
175,755	Total Kentucky			185,785,092
	Louisiana – 1.0%
2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	1/20 at 100.00	B1	2,282,580
	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,152,340
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	547,685
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	Caa1	2,625,573
3,480	6.375%, 7/01/41	7/21 at 100.00	Caa1	3,582,764
	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2019:
1,000	3.625%, 6/01/24, 144A	No Opt. Call	N/R	998,360
1,540	3.750%, 6/01/30, 144A	No Opt. Call	N/R	1,528,157
390	4.125%, 6/01/39, 144A	6/30 at 100.00	N/R	386,642
470	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	523,557
325	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	BB+	284,144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	$1,057,260
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,063,800
7,945	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	8,739,023
	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27	No Opt. Call	Baa1	592,185
1,680	5.000%, 7/01/29	7/27 at 100.00	Baa1	1,964,626
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,156,690
410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (6)	439,819
725	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A (WI/DD, Settling 1/09/20)	6/27 at 100.00	N/R	789,373
5,575	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	BBB	5,802,404
5,185	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/30 (9)	No Opt. Call	BBB	5,273,041
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,778,265
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	504,257
400	5.000%, 5/15/26	5/25 at 100.00	A3	467,208
475	5.000%, 5/15/27	5/25 at 100.00	A3	553,247
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,030	6.625%, 12/15/23	No Opt. Call	N/R	1,070,376
770	8.375%, 12/15/43	12/23 at 100.00	N/R	817,078
735	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	790,360
4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT)	No Opt. Call	N/R	40
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (AMT)	No Opt. Call	A	1,182,115
750	5.000%, 1/01/28 (AMT)	1/27 at 100.00	A	899,415
750	5.000%, 1/01/29 (AMT)	1/27 at 100.00	A	895,087
900	5.000%, 1/01/30 (AMT)	1/27 at 100.00	A	1,069,443

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
$500	5.000%, 6/01/24	No Opt. Call	BBB+	$573,505
500	5.000%, 6/01/25	6/24 at 100.00	BBB+	572,605
835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	BBB+	963,106
9,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	Baa3	9,088,560
1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,339,875
1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	1/20 at 100.00	BB+	1,906,829
66,225	Total Louisiana			66,261,394
	Maine – 0.8%
2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (AMT)	12/22 at 100.00	A2	2,660,203
6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2015, 5.125%, 8/01/35 (Mandatory Put 8/01/25), 144A (AMT)	No Opt. Call	B	7,727,588
13,130	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT)	12/26 at 100.00	N/R	13,129,869
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,095,850
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	546,720
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
100	5.250%, 7/01/21	No Opt. Call	Ba3	104,323
10,500	7.500%, 7/01/32	7/21 at 100.00	Ba3	11,367,510
4,725	6.750%, 7/01/41	7/21 at 100.00	Ba3	5,029,857
2,235	6.950%, 7/01/41	7/21 at 100.00	Ba3	2,388,120
9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	1/20 at 100.00	B1	9,181,044
50,505	Total Maine			53,231,084
	Maryland – 0.8%
625	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	637,050
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB-	2,026,358
810	5.000%, 9/01/31	9/27 at 100.00	BBB-	960,134
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB-	1,764,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
$375	5.000%, 6/15/23	No Opt. Call	BBB+	$422,141
260	5.000%, 6/15/24	No Opt. Call	BBB+	300,599
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	316,137
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	439,659
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	391,782
550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	589,149
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,120	4.250%, 6/01/26	No Opt. Call	N/R	2,244,274
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,228,457
600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	639,996
2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,663,475
15,795	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	16,174,238
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	5.000%, 12/01/20 (7)	No Opt. Call	N/R	2,167,200
6,000	5.000%, 12/01/31 (7)	1/20 at 100.00	N/R	3,870,000
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (7)	1/20 at 100.00	N/R	645,000
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BBB	323,063
190	5.000%, 7/01/29	7/27 at 100.00	BBB	225,327
325	5.000%, 7/01/30	7/27 at 100.00	BBB	383,633
375	5.000%, 7/01/31	7/27 at 100.00	BBB	441,064
530	5.000%, 7/01/37	7/21 at 100.00	BBB	552,159
3,740	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	3,901,381
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	841,335
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,363,960
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,174,880
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	4,067,105

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	$436,772
1,600	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,686,400
600	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	681,570
55,585	Total Maryland			55,558,658
	Massachusetts – 0.3%
	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019:
320	4.000%, 6/15/24	No Opt. Call	N/R	336,752
490	5.000%, 6/15/29	6/26 at 100.00	N/R	541,626
530	5.000%, 6/15/39	6/26 at 100.00	N/R	569,517
860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A+	970,527
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB	1,038,995
1,040	4.500%, 1/01/22	No Opt. Call	BBB	1,092,634
1,080	4.700%, 1/01/23	No Opt. Call	BBB	1,164,618
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB-	1,092,200
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	Ba2	312,312
335	5.000%, 7/15/22	No Opt. Call	Ba2	357,458
325	5.000%, 7/15/23	No Opt. Call	Ba2	354,998
315	5.000%, 7/15/24	7/23 at 100.00	Ba2	342,329
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,505	4.375%, 7/01/23 (AMT)	7/22 at 100.00	AA	1,580,070
2,805	5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	2,980,285
3,330	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	3,541,289
125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	125,131
4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (AMT)	1/25 at 100.00	A	5,301,638
470	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 1.849%, 5/01/37 – NPFG Insured (3-Month LIBOR*67% reference rate + 0.570% spread) (5)	1/20 at 100.00	AA	464,919
20,445	Total Massachusetts			22,167,298

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 0.5%
	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019:
$340	3.500%, 11/01/24	No Opt. Call	BB	$340,139
410	3.875%, 11/01/29	11/27 at 102.00	BB	410,316
85	5.000%, 11/01/34	11/27 at 102.00	BB	91,346
455	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.000%, 11/01/26	1/20 at 100.00	B	442,406
	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,182,181
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,275,260
1,500	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	1,658,295
750	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	1/20 at 100.00	B-	752,655
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
30	5.500%, 5/01/21 – ACA Insured	1/20 at 100.00	B-	30,087
95	5.500%, 5/01/21	1/20 at 100.00	B-	94,413
16,045	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Floating Libor Notes Series 2006D, 1.879%, 7/01/32 – AGM Insured (3-Month LIBOR*67% reference rate + 0.600% spread) (5)	4/20 at 100.00	A2	15,873,800
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	1/20 at 100.00	A3	5,014
700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A2	819,504
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	A3	1,344,828
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	A3	3,329,481
705	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 4.000%, 2/01/29	2/27 at 102.00	BB+	736,661
85	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	85,484
1,360	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,102,797
240	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	233,674
820	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (AMT)	12/23 at 100.00	N/R	924,025

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$500	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detriot, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	$509,205
750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	779,895
32,895	Total Michigan			34,021,466
	Minnesota – 1.0%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	333,955
400	3.500%, 8/01/27	8/26 at 100.00	BB+	415,732
270	4.000%, 8/01/28	8/26 at 100.00	BB+	286,500
415	4.000%, 8/01/29	8/26 at 100.00	BB+	437,821
260	4.000%, 8/01/30	8/26 at 100.00	BB+	273,507
300	4.000%, 8/01/31	8/26 at 100.00	BB+	314,490
800	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	838,016
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
85	4.000%, 7/01/20	No Opt. Call	N/R	85,247
770	4.750%, 7/01/25	No Opt. Call	N/R	797,143
630	5.250%, 7/01/30	7/25 at 100.00	N/R	675,883
1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB-	1,476,894
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	386,910
540	5.000%, 7/01/31	7/24 at 102.00	N/R	579,377
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415	3.875%, 7/01/29	7/27 at 102.00	N/R	1,409,439
1,680	5.000%, 7/01/34	7/27 at 102.00	N/R	1,789,082
2,135	5.000%, 7/01/39	7/27 at 102.00	N/R	2,232,698
1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B-	1,584,081
125	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	131,251

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
$300	4.000%, 7/01/20	No Opt. Call	BB+	$302,523
500	4.000%, 7/01/23	No Opt. Call	BB+	523,580
420	4.000%, 7/01/24	No Opt. Call	BB+	443,512
500	5.000%, 7/01/29	7/24 at 100.00	BB+	542,630
2,660	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	1/20 at 100.00	N/R	2,698,517
550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	1/20 at 100.00	B1	557,964
1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	1/20 at 100.00	N/R	1,883,177
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
500	4.250%, 7/01/39	7/25 at 102.00	N/R	512,255
500	5.000%, 7/01/39	7/25 at 102.00	N/R	537,115
875	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 2.290%, 8/01/28 – NPFG Insured	1/20 at 100.00	AA-	875,000
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A	12/27 at 100.00	N/R	586,164
1,760	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,822,128
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	605,311
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,150	3.750%, 12/01/22, 144A	No Opt. Call	N/R	1,157,866
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	1,894,795
460	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	479,509
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	513,755
335	4.000%, 3/01/24	3/23 at 100.00	N/R	344,919
325	4.000%, 3/01/27	3/23 at 100.00	N/R	329,131
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
880	4.150%, 9/01/24	No Opt. Call	BB-	896,905
1,100	5.000%, 9/01/34	9/24 at 100.00	BB-	1,156,320

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	1/20 at 100.00	N/R	$2,288,405
1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB-	1,191,110
7,825	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck - Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	8,201,539
1,400	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,454,628
1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	N/R	687,930
4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,918,187
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	266,875
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,024,760
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BB	1,231,971
700	4.500%, 12/01/29	12/24 at 100.00	BB	737,779
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	343,054
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,418,260
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,137,490
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
4,260	5.000%, 11/15/24 (ETM)	No Opt. Call	N/R (6)	5,022,966
4,825	5.000%, 11/15/26 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (6)	4,985,093
200	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	198,420
	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	208,376
400	4.000%, 12/01/24	No Opt. Call	N/R	419,064
66,000	Total Minnesota			68,447,009
	Mississippi – 0.2%
1,270	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,393,330
2,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.000%, 10/15/30, 144A	10/26 at 100.00	N/R	1,999,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$2,700	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series 2019B, 4.000%, 10/15/49 (Mandatory Put 4/15/29), 144A	10/26 at 100.00	N/R	$2,650,671
7,310	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	Baa2	7,489,826
13,280	Total Mississippi			13,533,547
	Missouri – 0.8%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,515	5.000%, 8/01/24	No Opt. Call	Ba1	1,613,354
1,910	5.000%, 8/01/27	8/26 at 100.00	Ba1	2,060,393
1,000	4.000%, 8/01/38	8/26 at 100.00	Ba1	921,960
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	676,722
1,000	4.000%, 11/01/27	11/25 at 100.00	N/R	1,037,340
1,945	3.900%, 11/01/29	11/25 at 100.00	N/R	2,006,345
725	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	826,152
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	BBB-	1,034,906
1,400	5.000%, 3/01/28	3/27 at 100.00	BBB-	1,647,016
700	5.000%, 3/01/30	3/27 at 100.00	BBB-	818,328
200	5.000%, 3/01/31	3/27 at 100.00	BBB-	231,980
3,525	5.000%, 3/01/36	3/27 at 100.00	BBB-	4,034,045
1,000	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	1,015,830
	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,126,598
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,164,870
	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,119,460
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,221,404
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,245,683
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,339,669
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	3,043,178
1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,622,340

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$2,000	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	$2,037,240
1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,585,447
985	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	1/20 at 100.00	N/R	972,185
1,895	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,917,020
	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
235	4.000%, 5/01/20	No Opt. Call	N/R	235,754
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,170,299
2,555	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%, 8/15/25	No Opt. Call	N/R	2,870,619
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	1,022,135
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,123,086
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,233,299
940	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,017,071
1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	1/20 at 100.00	N/R	1,150,391
1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contructual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,784,355
605	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	686,457
2,025	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,192,305
500	The Industrial Development Authority of the County of St Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A	3/27 at 100.00	N/R	527,320
47,230	Total Missouri			51,332,556
	Montana – 0.0%
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,100,250
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,299,782
435	5.250%, 5/15/32	5/25 at 102.00	N/R	477,356
2,615	Total Montana			2,877,388

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 0.0%
$815	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	BBB+	$871,528
2,100	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 4.000%, 5/15/33	5/24 at 100.00	A-	2,219,448
2,915	Total Nebraska			3,090,976
	Nevada – 0.8%
835	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	890,018
	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain's Edge, Refunding 2012:
650	5.000%, 8/01/21	No Opt. Call	A	681,681
1,255	4.000%, 8/01/22	No Opt. Call	A	1,317,361
1,770	4.000%, 8/01/23	8/22 at 100.00	A	1,856,305
660	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	707,586
1,290	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,432,068
1,170	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	1,268,806
3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (AMT)	8/28 at 100.00	N/R	3,482,803
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,900	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	15,416,768
2,935	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	3,406,214
1,300	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,352,546
550	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	594,952
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,614,830
675	4.000%, 9/01/35	9/26 at 100.00	N/R	690,741
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
445	4.000%, 6/01/21	No Opt. Call	N/R	455,867
570	5.000%, 6/01/23	No Opt. Call	N/R	615,891
530	5.000%, 6/01/24	No Opt. Call	N/R	581,426
870	5.000%, 6/01/25	6/24 at 100.00	N/R	949,213

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
$500	5.000%, 12/01/26	12/25 at 100.00	N/R	$558,185
1,555	5.000%, 12/01/28	12/25 at 100.00	N/R	1,726,719
325	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39	6/29 at 100.00	N/R	338,722
335	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	371,264
	North Las Vegas, Nevada, General Obligation Bonds, Refunding Series 2011:
500	5.000%, 6/01/33	6/21 at 100.00	BB	515,780
500	5.000%, 6/01/36	6/21 at 100.00	BB	515,015
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019:
700	4.250%, 6/01/34	12/28 at 100.00	N/R	742,231
850	4.500%, 6/01/39	12/28 at 100.00	N/R	906,108
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
865	4.000%, 12/01/27, 144A	No Opt. Call	N/R	904,072
860	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	943,411
3,950	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	1/20 at 100.00	BB-	3,887,945
2,010	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	1/20 at 100.00	N/R	1,987,026
400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	478,920
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
440	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	445,548
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	807,246
48,580	Total Nevada			52,443,268
	New Hampshire – 0.1%
3,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018A, 4.000%, 11/01/27, 144A (AMT)	7/23 at 100.00	B	3,168,240
	New Jersey – 5.3%
3,670	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	3,981,803
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	N/R (6)	518,505
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB+	1,149,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$240	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	$249,389
900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB-	1,046,889
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
125	3.500%, 9/01/22, 144A	No Opt. Call	BB	126,296
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	225,137
830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	883,211
1,000	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 4.375%, 1/01/24	No Opt. Call	N/R	1,022,130
860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB+	944,779
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	BBB+	5,671,500
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
6,680	4.000%, 6/15/29	12/28 at 100.00	BBB+	7,364,366
8,780	5.000%, 6/15/35	12/28 at 100.00	BBB+	10,235,724
1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	1,233,445
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
10,500	4.000%, 7/01/32	7/27 at 100.00	Baa2	11,215,785
7,775	5.000%, 7/01/33	7/27 at 100.00	Baa2	8,954,623
650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	BBB-	729,612
2,460	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 4.000%, 7/01/24	No Opt. Call	BBB-	2,566,026
215	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	223,355
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,258,900
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,419,150
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,990,269
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	11,493,900
1,530	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 4.750%, 6/15/31	12/26 at 100.00	BBB+	1,718,833

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$5,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/29	6/25 at 100.00	BBB+	$5,750,500
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I:
19,735	2.680%, 9/01/27 (UB) (4)	3/23 at 100.00	BBB+	19,799,731
2,200	2.730%, 3/01/28 (UB) (4)	3/23 at 100.00	BBB+	2,208,008
3,000	2.920%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5)	3/23 at 100.00	BBB+	3,010,920
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,514,700
8,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	BBB+	8,936,146
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	2.985%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	BBB+	249,578
1,000	4.173%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	BBB+	1,013,120
100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB-	106,098
4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	Ba3	5,200,728
530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	1/20 at 100.00	Ba3	531,389
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
7,720	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	8,280,935
8,000	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	8,710,400
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
3,340	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	3,821,528
425	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	486,272
1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (AMT)	No Opt. Call	Ba1	2,022,031
5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,835,050
	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A:
10,885	4.000%, 9/01/30	9/24 at 100.00	BBB+	11,543,760
11,330	4.000%, 9/01/31	9/24 at 100.00	BBB+	11,989,859

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
$3,335	5.000%, 7/01/20	No Opt. Call	BB+	$3,377,021
525	5.000%, 7/01/21	No Opt. Call	BB+	544,756
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,116,997
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,055,030
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB-	1,243,158
1,075	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,171,868
2,800	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/33 (AMT)	6/28 at 100.00	AA	3,090,192
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,970,391
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	11,065,125
5,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	6,467,344
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,165,120
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,910	5.000%, 6/15/29	6/26 at 100.00	Baa1	2,235,770
1,630	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,899,146
1,710	5.000%, 6/15/31	6/26 at 100.00	Baa1	1,985,908
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB+	22,165,200
8,375	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	6,004,624
4,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	4,593,605
1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	6/22 at 100.00	BBB+	1,503,088
5,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/33	12/28 at 100.00	BBB+	6,000,354
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA:
5,000	4.000%, 6/15/36	12/28 at 100.00	BBB+	5,339,700
5,000	5.000%, 6/15/37	12/28 at 100.00	BBB+	5,826,750
5,000	5.000%, 6/15/38	12/28 at 100.00	BBB+	5,815,550
1,500	4.125%, 6/15/39	12/28 at 100.00	BBB+	1,601,115
11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 1.859%, 1/01/24 (UB) (4)	No Opt. Call	A2	11,980,426

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$14,880	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	Baa3	$15,975,912
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BBB-	1,139,480
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,000	5.000%, 1/01/29 (AMT)	1/28 at 100.00	Baa1	1,193,700
1,300	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa1	1,544,283
850	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa1	1,002,754
1,220	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa1	1,435,781
1,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	1,469,100
1,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,170,140
1,705	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,968,081
7,195	5.000%, 1/01/48 (AMT)	1/28 at 100.00	Baa1	8,224,461
1,850	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/37	6/28 at 100.00	A-	2,186,478
330,040	Total New Jersey			348,762,225
	New Mexico – 0.2%
1,595	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	1/20 at 100.00	N/R	1,596,467
	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
40	4.000%, 10/01/20	No Opt. Call	N/R	40,182
240	4.875%, 10/01/25	No Opt. Call	N/R	244,956
1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory Put 6/01/20)	No Opt. Call	Baa2	1,375,108
2,765	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	2,847,729
360	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	377,446
2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (AMT)	1/20 at 100.00	AA-	2,342,589
665	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	679,490
1,785	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	5/20 at 103.00	N/R	1,818,094
11,140	Total New Mexico			11,322,061
	New York – 3.8%
180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB+	212,116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB	$1,117,910
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	835,727
845	5.000%, 11/01/22	No Opt. Call	BB	892,574
700	5.250%, 11/01/34	11/24 at 100.00	BB	753,942
3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25, 144A (AMT)	No Opt. Call	N/R	3,319,560
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (6)	5,357
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (6)	17,012
715	5.000%, 5/01/23	No Opt. Call	BBB-	795,652
3,245	5.000%, 5/01/24	5/23 at 100.00	BBB-	3,599,127
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	96,100
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB-	3,119,537
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	73,488
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB-	1,995,810
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	22,612
2,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB-	3,254,637
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26, 144A	6/25 at 100.00	BBB-	347,976
1,200	5.000%, 12/01/28, 144A	6/25 at 100.00	BBB-	1,383,444
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/26, 144A	No Opt. Call	BBB-	2,395,760
1,800	5.000%, 12/01/28, 144A	6/27 at 100.00	BBB-	2,155,896
2,500	5.000%, 12/01/31, 144A	6/27 at 100.00	BBB-	2,957,075
2,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	2,622,854
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
2,290	5.000%, 12/01/21, 144A	No Opt. Call	BB-	2,347,891
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB-	7,024,544
6,410	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B, 4.000%, 7/01/34	7/26 at 100.00	A-	7,084,781
1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	1/20 at 100.00	N/R	1,001,630

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinante Series 2000, 6.000%, 12/15/25 (AMT)	6/20 at 100.00	Ba1	$1,719,645
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	1,097,750
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,159,950
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	997,230
400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	452,320
5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	1/20 at 100.00	B-	5,515,253
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	241,130
375	5.000%, 7/01/28	7/25 at 100.00	BBB	429,368
825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 3.163%, 10/01/27 (7)	1/20 at 100.00	N/R	568,219
2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	1/20 at 100.00	BBB	2,023,360
7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 2.644%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	7,093,100
10,820	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	11,677,269
26,480	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	29,290,058
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
18,715	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	20,992,054
10,750	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	12,110,305
7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory Put 6/01/26), 144A (AMT)	No Opt. Call	B	7,211,470
3,825	New York State Mortgage Agency, Mortgage Revenue Bonds, Fifty First Series 2015, 3.400%, 10/01/30	10/24 at 100.00	Aaa	4,023,900
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
4,850	5.000%, 8/01/20 (AMT)	No Opt. Call	BB-	4,938,755
15,065	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB-	15,774,260
8,535	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	8,906,272

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
$4,410	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	$5,308,714
7,450	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	8,940,596
1,120	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,332,778
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,500	4.000%, 7/01/31 (AMT)	7/24 at 100.00	Baa3	4,807,800
3,500	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	3,922,275
6,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018B, 3.500%, 11/01/24, 144A	7/23 at 100.00	B	6,275,400
45	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (AMT)	1/20 at 100.00	BBB+	47,095
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,470	5.000%, 1/01/31 (AMT)	1/26 at 100.00	Ba2	2,734,907
4,180	5.000%, 1/01/32 (AMT)	1/26 at 100.00	Ba2	4,604,228
9,710	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Ba2	10,639,830
2,100	5.000%, 1/01/36 (AMT)	1/26 at 100.00	Ba2	2,282,007
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	B-	1,489,642
2,850	5.000%, 6/01/24	No Opt. Call	B-	3,053,347
3,850	5.000%, 6/01/25	No Opt. Call	B-	4,173,785
2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	2,981,886
	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB-	798,354
830	5.000%, 11/01/28	11/25 at 100.00	BBB-	961,920
229,665	Total New York			250,009,244
	North Carolina – 0.1%
665	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	670,327
3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	3,476,805
310	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	332,540
4,075	Total North Carolina			4,479,672

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.1%
$490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (6)	$535,114
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	174,285
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,267,524
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,130,209
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,542,154
2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB-	2,356,015
6,390	Total North Dakota			7,005,301
	Ohio – 5.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
34,160	5.875%, 6/01/30	1/20 at 100.00	C	34,341,731
52,605	5.750%, 6/01/34	1/20 at 100.00	C	52,867,499
10,635	5.875%, 6/01/47	1/20 at 100.00	B-	10,684,346
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,505	5.000%, 12/01/24	12/22 at 100.00	N/R	1,542,008
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,212,293
400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	435,640
450	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	1/20 at 100.00	N/R	451,463
4,295	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	4,450,307
	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc, Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	168,170
205	5.000%, 11/15/24	No Opt. Call	BBB+	235,215
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	228,626
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	569,095
	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A-	1,734,117
5,000	5.250%, 6/01/26	6/22 at 100.00	A-	5,445,850
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
185	5.000%, 12/01/22	1/20 at 100.00	N/R	185,226
525	5.000%, 12/01/32	1/20 at 100.00	N/R	525,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,450	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	$1,504,970
1,315	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,381,749
60	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB-	60,583
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B:
905	5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (6)	1,028,379
1,685	5.250%, 5/01/29 (Pre-refunded 11/13/23)	11/23 at 100.00	BBB+ (6)	1,915,356
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,250	5.000%, 2/15/20	No Opt. Call	Ba2	1,254,250
1,000	5.000%, 2/15/21	No Opt. Call	Ba2	1,032,490
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,443,522
7,515	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	6,519,262
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	316,638
13,410	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (7)	No Opt. Call	N/R	14,214,600
20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (7)	No Opt. Call	N/R	22,281,187
25,640	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	22,242,700
2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	1,791,388
3,105	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	2,693,587
	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	1,301,250
215	0.000%, 1/01/34 (7)	No Opt. Call	N/R	186,513
1,730	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	1,500,775
3,900	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	3,383,250

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	$1,195,838
11,485	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	11,810,255
7,935	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, 2.100%, 4/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	7,978,642
25,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005D, 2.100%, 10/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	25,143,000
3,335	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	3,361,547
12,285	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	12,353,427
8,230	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	8,899,675
720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	732,478
1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B3	1,850,012
8,610	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	7,469,175
12,190	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (7)	No Opt. Call	N/R	10,574,825
14,995	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	13,008,162
2,905	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	2,520,087
5,075	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	4,402,562
3,580	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	3,105,650
5,230	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	4,537,025
250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	260,915

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
$430	5.000%, 12/01/23	No Opt. Call	BB-	$468,515
595	5.000%, 12/01/24	No Opt. Call	BB-	660,950
415	5.000%, 12/01/25	12/24 at 100.00	BB-	463,099
2,670	5.500%, 12/01/29	12/24 at 100.00	BB-	3,022,600
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,433,424
1,920	6.000%, 12/01/42	12/22 at 100.00	BB-	2,064,115
	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB-	1,632,802
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB-	2,469,015
7,630	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	8,096,803
349,120	Total Ohio			343,643,833
	Oklahoma – 1.0%
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019:
5,000	3.250%, 9/01/38	9/29 at 100.00	Baa1	5,031,600
2,870	3.250%, 9/01/39	9/29 at 100.00	Baa1	2,866,642
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,030	5.000%, 8/15/33	8/28 at 100.00	BB+	7,233,286
6,585	5.000%, 8/15/38	8/28 at 100.00	BB+	7,785,709
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB-	583,330
600	5.000%, 11/15/28	11/25 at 102.00	BBB-	694,950
400	5.000%, 11/15/29	11/25 at 102.00	BBB-	461,632
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB-	2,046,858
730	5.000%, 11/15/32	11/25 at 102.00	BBB-	832,127
9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	10,829,814
22,375	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	25,125,335
56,745	Total Oklahoma			63,491,283
	Oregon – 0.1%
750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	871,133

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB-	$869,375
740	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019 A, 3.750%, 6/15/29, 144A	6/27 at 102.00	N/R	741,746
430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	439,791
75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (AMT)	7/22 at 100.00	Aaa	75,657
550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	588,357
405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	1/20 at 100.00	N/R	410,864
3,790	Total Oregon			3,996,923
	Pennsylvania – 6.8%
5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B3	5,294,727
5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 2.100%, 2/01/37 (3-Month LIBOR*67% reference rate + 0.820% spread) (5)	2/20 at 100.00	A+	5,939,041
475	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	493,288
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
6,270	4.875%, 11/01/24	No Opt. Call	B3	6,550,332
6,985	5.125%, 5/01/30	No Opt. Call	B3	7,473,112
7,200	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	1/20 at 100.00	N/R	7,155,000
2,000	Allentown Commercial and Industrial Development Authority, Revenue Bonds, Pennsylvania, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,039,060
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,117,880
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
1,625	5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,919,580
3,000	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	3,401,280
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
16,240	5.000%, 5/01/28, 144A	No Opt. Call	N/R	18,350,875
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,889,239

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
$3,750	5.000%, 5/01/27, 144A	No Opt. Call	Ba3	$4,365,862
12,075	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	13,944,572
6,755	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	5,859,962
6,725	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (7)	No Opt. Call	N/R	7,212,562
8,195	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	7,109,162
18,995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	16,478,162
8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	7,347,725
20,000	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	Baa2	22,711,000
3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B3	3,370,115
3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB-	3,470,012
4,990	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 1.979%, 10/01/34 (3-Month LIBOR*67% reference rate + 0.700% spread) (5)	1/20 at 100.00	A2	4,820,140
2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (AMT)	No Opt. Call	B-	2,904,826
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	941,951
295	5.000%, 12/01/30	12/25 at 100.00	N/R	321,394
1,490	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB-	1,588,355
1,245	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB	1,284,031
2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB	3,046,317
595	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB-	618,300

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	$286,776
900	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2020, 4.125%, 11/30/20, 144A (WI/DD, Settling 1/03/20)	7/20 at 100.00	N/R	899,298
1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,058,710
	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	716,367
500	5.000%, 5/01/24	No Opt. Call	Baa3	558,625
2,500	5.000%, 5/01/37	5/24 at 100.00	Baa3	2,691,650
	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C:
32,620	1.928%, 6/01/27 (3-Month LIBOR*67% reference rate + 0.650% spread) (5)	1/20 at 100.00	A+	32,305,217
8,000	2.028%, 6/01/37 (3-Month LIBOR*67% reference rate + 0.750% spread) (5)	1/20 at 100.00	A+	7,455,200
60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 1.990%, 9/01/48 (Mandatory Put 3/02/20) (UB) (4)	9/24 at 100.00	A+	60,576,600
515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	554,475
870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	893,699
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014:
870	5.000%, 7/01/22	No Opt. Call	BBB-	936,912
405	5.000%, 7/01/24	No Opt. Call	BBB-	457,128
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB-	1,109,410
1,625	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba2	1,768,179
2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,245,780
1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,042,830
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
2,190	4.500%, 12/01/29	6/27 at 100.00	N/R	2,318,706
500	5.000%, 12/01/32	6/27 at 100.00	N/R	545,505
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20 (ETM)	No Opt. Call	N/R (6)	1,012,510
1,000	5.000%, 5/01/22 (ETM)	No Opt. Call	N/R (6)	1,087,200
3,148	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,267,624

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc, Refunding Series 2014A:
$1,165	5.000%, 10/01/24	No Opt. Call	Ba1	$1,310,159
1,200	5.000%, 10/01/25	10/24 at 100.00	Ba1	1,348,908
2,030	5.000%, 10/01/26	10/24 at 100.00	Ba1	2,275,325
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,057,850
1,755	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	1,967,653
635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	719,880
8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	7,447,487
140	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	121,450
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	1,780,911
11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory Put 9/01/20)	No Opt. Call	B3	12,081,594
44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B3	45,377,046
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (AMT)	No Opt. Call	BBB	395,346
750	5.000%, 12/31/26 (AMT)	6/26 at 100.00	BBB	884,663
745	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019, 5.250%, 6/01/26, 144A (AMT)	No Opt. Call	N/R	772,856
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	122,797
1,000	Pennsylvania State, General Obligation Bonds, Second Series 2016, 5.000%, 9/15/21	No Opt. Call	A+	1,066,020
	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	225,952
500	5.000%, 7/01/32	7/27 at 100.00	BB	563,455
7,000	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,384,580

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,430	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	$1,482,796
875	Quakertown General Authority Health Facilities, Pennsylvania, Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	886,191
3,105	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 2.110%, 11/15/34 (3-Month LIBOR*67% reference rate + 0.830% spread) (5)	1/20 at 100.00	AA-	3,138,907
	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	1,940,964
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	457,128
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	478,783
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	506,378
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,831,325
3,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	4,197,828
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,100	5.000%, 11/15/26	5/24 at 100.00	BB+	2,318,148
9,265	5.000%, 11/15/32	5/24 at 100.00	BB+	10,055,119
5,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	5,326,700
115	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (6)	117,171
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
4,140	5.000%, 7/01/29	7/27 at 100.00	Ba1	4,875,430
2,950	5.000%, 7/01/30	7/27 at 100.00	Ba1	3,462,297
4,850	5.000%, 7/01/31	7/27 at 100.00	Ba1	5,679,059
2,500	5.000%, 7/01/32	7/27 at 100.00	Ba1	2,919,450
7,370	5.000%, 7/01/33	7/27 at 100.00	Ba1	8,580,301
6,890	5.000%, 7/01/34	7/27 at 100.00	Ba1	8,005,009
700	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	709,100
432,513	Total Pennsylvania			447,678,279
	Puerto Rico – 5.6%
48,500	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	1/20 at 14.55	N/R	6,956,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
$955	6.125%, 7/01/24	No Opt. Call	C	$1,026,625
20,840	6.000%, 7/01/38	1/20 at 100.00	C	21,256,800
13,319	6.000%, 7/01/44	1/20 at 100.00	C	13,585,380
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
11,920	5.000%, 7/01/21	No Opt. Call	C	12,319,320
3,870	5.000%, 7/01/23	1/20 at 100.00	C	3,831,300
6,875	5.500%, 7/01/28	7/22 at 100.00	C	7,237,656
4,440	5.000%, 7/01/33	7/22 at 100.00	C	4,607,610
4,570	5.125%, 7/01/37	7/22 at 100.00	C	4,753,942
6,000	5.750%, 7/01/37	7/22 at 100.00	C	6,346,500
1,380	5.250%, 7/01/42	7/22 at 100.00	C	1,438,995
3,850	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 4.900%, 7/01/20	1/20 at 100.00	C	3,854,812
7,865	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)	7/20 at 100.00	D	5,997,062
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS:
635	3.926%, 7/01/30 (7)	1/20 at 100.00	D	481,013
500	5.000%, 7/01/30 – AGM Insured	1/20 at 100.00	D	512,170
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,000	5.000%, 7/01/20	No Opt. Call	D	760,000
1,000	3.957%, 7/01/21 (7)	7/20 at 100.00	D	760,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
3,000	3.957%, 7/01/29 (7)	7/22 at 100.00	D	2,280,000
3	3.957%, 7/01/42 (7)	7/22 at 100.00	D	2,220
14,155	3.957%, 7/01/42 (7)	7/22 at 100.00	D	10,757,800
470	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/20 (7)	No Opt. Call	D	359,550
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
200	5.000%, 7/01/20 (7)	No Opt. Call	N/R	148,000
1,140	3.957%, 7/01/21 (7)	1/20 at 100.00	D	866,400
6,115	3.957%, 7/01/22 (7)	1/20 at 100.00	D	4,647,400
450	3.957%, 7/01/23 (7)	1/20 at 100.00	D	342,000
115	3.957%, 7/01/27 (7)	1/20 at 100.00	D	87,400
2	3.957%, 7/01/32 (7)	1/20 at 100.00	D	1,480
1,230	3.957%, 7/01/32 (7)	1/20 at 100.00	D	934,800
2,045	3.957%, 7/01/37 (7)	1/20 at 100.00	D	1,554,200

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
$1,100	3.999%, 7/01/20 (7)	No Opt. Call	D	$841,500
2,115	3.957%, 7/01/24 (7)	1/20 at 100.00	D	1,607,400
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
950	3.978%, 7/01/23 (7)	7/20 at 100.00	D	724,375
2,000	3.978%, 7/01/24 (7)	7/20 at 100.00	D	1,525,000
2,140	3.998%, 7/01/27 (7)	7/20 at 100.00	D	1,631,750
9,664	3.978%, 7/01/28 (7)	7/20 at 100.00	D	7,368,800
7,020	3.978%, 7/01/29 (7)	7/20 at 100.00	D	5,352,750
5,184	3.978%, 7/01/31 (7)	7/20 at 100.00	D	3,952,800
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
2,100	3.957%, 7/01/24 (7)	7/20 at 100.00	D	1,596,000
400	3.926%, 7/01/25 (7)	1/20 at 100.00	D	304,000
50	3.957%, 7/01/25 (7)	1/20 at 100.00	D	38,000
1,995	3.978%, 7/01/27 (7)	7/20 at 100.00	D	1,521,188
490	3.957%, 7/01/28 (7)	7/20 at 100.00	D	372,400
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
645	3.926%, 7/01/25 (7)	7/20 at 100.00	D	490,200
7,595	3.978%, 7/01/40 (7)	7/20 at 100.00	D	5,791,187
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
1,145	3.978%, 7/01/21 (7)	7/20 at 100.00	D	873,063
7,620	3.978%, 7/01/22 (7)	7/20 at 100.00	D	5,810,250
10,655	3.978%, 7/01/22 (7)	7/20 at 100.00	D	7,911,337
4,320	3.978%, 7/01/23 (7)	7/20 at 100.00	D	3,294,000
350	3.957%, 7/01/24 (7)	7/20 at 100.00	D	266,000
1,260	3.978%, 7/01/24 (7)	7/20 at 100.00	D	960,750
1,000	3.978%, 7/01/25 (7)	7/20 at 100.00	D	762,500
1,090	3.957%, 7/01/28 (7)	1/20 at 100.00	D	828,400
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
730	4.123%, 7/01/33 (7)	7/23 at 100.00	D	573,050
3,415	4.102%, 7/01/36 (7)	7/23 at 100.00	D	2,667,969
745	4.123%, 7/01/43 (7)	7/23 at 100.00	D	584,825
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/20 (7)	No Opt. Call	N/R	400,625
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
280	3.999%, 7/01/21 (7)	1/20 at 100.00	D	214,200
2,850	3.988%, 7/01/22 (7)	1/20 at 100.00	D	2,176,688
5,597	3.988%, 7/01/23 (7)	1/20 at 100.00	D	4,274,709
1,000	3.978%, 7/01/33 (7)	1/20 at 100.00	D	762,500
3,990	3.999%, 7/01/38 (7)	1/20 at 100.00	D	3,052,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$7,530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (7)	7/20 at 100.00	D	$5,732,212
4,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (7)	1/20 at 100.00	D	3,706,313
2,630	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.831%, 7/01/27	No Opt. Call	C	2,445,900
785	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	1/20 at 100.00	A2	805,740
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,177	0.000%, 7/01/24	No Opt. Call	N/R	3,671,374
15,637	0.000%, 7/01/27	No Opt. Call	N/R	12,505,534
11,725	0.000%, 7/01/29	7/28 at 98.64	N/R	8,715,075
41,063	0.000%, 7/01/31	7/28 at 91.88	N/R	28,243,953
33,623	0.000%, 7/01/33	7/28 at 86.06	N/R	21,432,309
33,900	4.500%, 7/01/34	7/25 at 100.00	N/R	36,258,423
13,770	4.750%, 7/01/53	7/28 at 100.00	N/R	14,410,580
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
30,000	4.329%, 7/01/40	7/28 at 100.00	N/R	30,486,600
1,380	4.329%, 7/01/40	7/28 at 100.00	N/R	1,402,384
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
560	5.000%, 6/01/20	1/20 at 100.00	C	560,700
7,800	5.000%, 6/01/21	1/20 at 100.00	C	7,809,750
505	5.000%, 6/01/22	1/20 at 100.00	C	505,000
250	5.000%, 6/01/24	1/20 at 100.00	C	249,375
275	5.000%, 6/01/30	1/20 at 100.00	C	273,281
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
230	5.000%, 6/01/21	1/20 at 100.00	C	230,288
375	5.000%, 6/01/22	1/20 at 100.00	C	375,000
467,604	Total Puerto Rico			366,057,632
	Rhode Island – 0.0%
1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	N/R (6)	1,268,446
	South Carolina – 0.2%
400	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.000%, 11/01/30	11/29 at 100.00	N/R	403,796
750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	799,822
30	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (6)	30,324

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB+	$420,140
510	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	530,114
1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,739,884
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,927,147
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,230,278
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,071,380
400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (6)	456,564
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A-	649,447
125	5.000%, 12/01/28	6/26 at 100.00	A-	149,748
830	5.000%, 12/01/29	6/26 at 100.00	A-	990,331
	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
320	3.125%, 12/01/22	No Opt. Call	N/R	324,496
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,393,526
11,215	Total South Carolina			12,116,997
	Tennessee – 1.3%
500	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	528,995
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,180	0.000%, 12/01/20, 144A	No Opt. Call	N/R	1,136,045
2,350	0.000%, 12/01/21, 144A	No Opt. Call	N/R	2,165,266
2,535	0.000%, 12/01/22, 144A	No Opt. Call	N/R	2,229,507
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	3,079,020
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,520,762
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,371,220
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,330,137
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,791,604
1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,905,334
1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,557,270
10,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	10,726,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
$700	5.000%, 10/01/24	No Opt. Call	Baa2	$800,107
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,297,838
815	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	B-	809,083
1,190	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/36	4/27 at 100.00	BBB	1,376,925
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
17,710	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	17,384,490
3,685	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	3,641,775
995	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	1,100,540
1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (7)	No Opt. Call	N/R	1,116,000
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A	No Opt. Call	N/R	4,225,120
12,635	7.125%, 6/01/32, 144A	6/27 at 100.00	N/R	14,118,728
850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	901,485
5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,656,811
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
925	5.000%, 2/01/20	No Opt. Call	Baa2	927,544
40	5.000%, 2/01/24	No Opt. Call	Baa2	45,024
190	5.000%, 2/01/25	No Opt. Call	Baa2	218,587
87,366	Total Tennessee			85,961,917
	Texas – 5.2%
935	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A	No Opt. Call	N/R	966,229
535	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.000%, 9/01/29, 144A	No Opt. Call	N/R	553,682
470	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	477,882
1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,026,800
150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (6)	155,250

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
$530	4.000%, 6/15/26	6/21 at 100.00	BB	$537,611
210	5.000%, 6/15/36	6/21 at 100.00	BB	214,322
730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	774,815
700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	710,199
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
600	5.000%, 9/01/23, 144A	No Opt. Call	N/R	609,546
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	554,592
1,150	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,180,394
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
165	5.000%, 1/01/30	1/27 at 100.00	BBB+	193,370
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	2,102,652
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	1,983,577
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,145,466
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	672,864
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB-	664,976
390	5.000%, 1/01/28	1/27 at 100.00	BBB-	451,663
725	5.000%, 1/01/29	1/27 at 100.00	BBB-	836,106
700	5.000%, 1/01/30	1/27 at 100.00	BBB-	804,762
480	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A	No Opt. Call	N/R	492,446
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
545	4.125%, 9/01/23, 144A	No Opt. Call	N/R	551,971
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,126,014
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
690	4.375%, 9/01/23, 144A	No Opt. Call	N/R	698,791
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,442,611
245	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	244,988

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,250	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	$2,328,457
800	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	810,888
300	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	308,172
305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	310,487
205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	214,914
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
245	4.625%, 9/01/23	No Opt. Call	N/R	248,900
375	5.000%, 9/01/28	No Opt. Call	N/R	392,933
550	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	569,046
1,025	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,050,307
1,290	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,350,024
520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	548,018
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
330	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	340,078
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	103,225
10,070	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	Baa1	11,572,645
780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	800,686
700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	A-	839,741
790	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	815,991
300	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	307,818
1,103	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 3.227%, 6/01/22 (7)	No Opt. Call	B3	1,092,446
645	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB-	682,965

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
$255	5.000%, 9/01/21	No Opt. Call	BBB-	$267,470
230	5.000%, 9/01/22	No Opt. Call	BBB-	247,965
325	5.000%, 9/01/23	No Opt. Call	BBB-	359,242
305	5.000%, 9/01/24	No Opt. Call	BBB-	344,132
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB-	2,015,729
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
320	3.125%, 8/15/24, 144A	No Opt. Call	N/R	320,560
510	3.500%, 8/15/29, 144A	8/27 at 100.00	N/R	514,406
110	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	111,222
1,070	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	3/20 at 103.00	N/R	1,104,037
11,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	11,300,049
785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	1/20 at 100.00	B3	789,294
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB-	301,619
295	4.000%, 9/01/24	No Opt. Call	BBB-	322,146
310	4.000%, 9/01/25	No Opt. Call	BBB-	341,388
335	4.000%, 9/01/27	No Opt. Call	BBB-	373,837
560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	589,753
425	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	436,815
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa2	993,287
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,501,416
2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,166,434
5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	5,610,605

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
$230	3.250%, 9/01/24, 144A	No Opt. Call	N/R	$230,547
435	3.625%, 9/01/29, 144A	No Opt. Call	N/R	438,784
150	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	151,484
2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,084,240
4,580	Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019, 5.250%, 2/01/32	2/29 at 100.00	N/R	4,952,766
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	Ba3	1,331,912
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	2,247,200
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	5,091,800
9,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	10,766,610
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	3,588,870
	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (AMT)	No Opt. Call	Ba3	9,378,852
13,775	4.750%, 7/01/24 (AMT)	No Opt. Call	Ba3	14,946,288
3,250	Irving Hospital Authority, Texas, Hospital Revenue Bonds, Baylor Scott & White Medical Center-Irving, Series 2017A, 2.230%, 10/15/44 (Mandatory Put 2/20/20) (SIFMA reference rate + 1.100% spread) (5)	4/23 at 100.00	Baa2	3,293,030
1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	A-	1,177,740
925	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019, 4.125%, 9/01/29, 144A	No Opt. Call	N/R	949,660
425	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%, 9/01/29, 144A	No Opt. Call	N/R	431,213
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
255	3.500%, 9/15/24, 144A	No Opt. Call	N/R	254,334
375	3.750%, 9/15/29, 144A	No Opt. Call	N/R	374,078
305	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 4.375%, 9/15/29, 144A	No Opt. Call	N/R	304,268
1,375	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,396,794
600	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	1/20 at 103.00	N/R	608,034

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$565	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	$579,475
425	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	430,908
1,500	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2010B, 5.000%, 5/15/21	5/20 at 100.00	A	1,521,540
370	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.125%, 9/15/30, 144A (WI/DD, Settling 1/22/20)	No Opt. Call	N/R	370,522
345	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	349,968
355	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A	No Opt. Call	N/R	360,123
5,850	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	7,312,500
50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	53,264
500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	518,480
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
270	3.500%, 9/15/24, 144A	No Opt. Call	N/R	271,893
420	3.750%, 9/15/29, 144A	No Opt. Call	N/R	428,224
315	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Series 2014, 5.000%, 2/15/24	No Opt. Call	BB-	322,387
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
290	4.375%, 9/01/23, 144A	No Opt. Call	N/R	294,420
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	300,849
325	5.125%, 9/01/28, 144A	No Opt. Call	N/R	334,029
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
290	5.000%, 9/15/24, 144A	No Opt. Call	N/R	292,134
600	5.250%, 9/15/29, 144A	No Opt. Call	N/R	610,710
31,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	34,419,370
6,395	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	6,615,819
5,865	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (AMT) (7), (8)	No Opt. Call	N/R	2,932,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
$715	5.000%, 9/15/33	9/25 at 100.00	BBB-	$812,948
1,590	5.000%, 9/15/35	9/25 at 100.00	BBB-	1,800,373
1,110	5.000%, 9/15/36	9/25 at 100.00	BBB-	1,254,433
1,745	5.000%, 9/15/37	9/25 at 100.00	BBB-	1,967,069
635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	690,753
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
505	3.375%, 8/15/29, 144A	8/24 at 100.00	N/R	509,292
80	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	84,757
1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB+	1,313,104
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
380	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	384,431
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	622,023
1,480	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,542,367
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A:
465	4.000%, 4/01/20	No Opt. Call	BBB-	465,056
540	5.000%, 4/01/21	No Opt. Call	BBB-	546,523
655	5.000%, 4/01/23	No Opt. Call	BBB-	672,724
690	5.000%, 4/01/24	No Opt. Call	BBB-	711,597
300	5.000%, 4/01/25	4/24 at 100.00	BBB-	308,529
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB-	3,328,774
355	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	B2	362,412
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	491,895
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB-	2,456,280
725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB-	791,468
430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville III, LLC - Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB-	476,758

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
$305	5.000%, 4/01/24	No Opt. Call	Baa3	$325,792
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,473,178
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	3.000%, 7/01/22	No Opt. Call	CCC	1,154,237
480	5.000%, 7/01/24	No Opt. Call	CCC	442,910
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	12,446,865
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B:
2,800	4.125%, 7/01/20	No Opt. Call	CCC	2,695,980
2,140	4.375%, 7/01/21	No Opt. Call	CCC	1,947,956
1,350	4.625%, 7/01/22	No Opt. Call	CCC	1,224,342
1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	1,039,920
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2018:
250	4.250%, 6/15/28	6/22 at 100.00	N/R	257,148
500	5.000%, 6/15/33	6/22 at 100.00	N/R	519,480
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019:
200	4.875%, 9/01/25, 144A	No Opt. Call	N/R	200,054
265	5.250%, 9/01/30, 144A	No Opt. Call	N/R	265,162
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
380	4.500%, 9/01/25, 144A	No Opt. Call	N/R	380,106
470	4.875%, 9/01/30, 144A	No Opt. Call	N/R	470,296
	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 3 Project, Series 2019:
150	3.125%, 9/01/24, 144A	No Opt. Call	N/R	150,269
210	3.500%, 9/01/29, 144A	No Opt. Call	N/R	210,842
570	4.000%, 9/01/39, 144A	9/29 at 100.00	N/R	573,158
160	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	162,867
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
280	3.750%, 9/01/24, 144A	No Opt. Call	N/R	279,042
540	4.000%, 9/01/29, 144A	No Opt. Call	N/R	537,835

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$585	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	$582,748
1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba1	2,113,357
500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 2.576%, 12/15/22 (7)	12/21 at 100.00	N/R	331,250
	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
175	4.900%, 9/15/24	3/24 at 102.00	N/R	172,107
400	5.375%, 9/15/30	3/24 at 102.00	N/R	400,696
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Publifc improvement District Project, Series 2019:
360	3.250%, 9/15/24, 144A	No Opt. Call	N/R	359,521
530	3.625%, 9/15/29, 144A	No Opt. Call	N/R	530,159
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Phase 1B Project, Series 2019:
250	3.500%, 9/15/24, 144A	No Opt. Call	N/R	250,265
315	3.875%, 9/15/29, 144A	9/27 at 100.00	N/R	315,923
125	4.375%, 9/15/39, 144A	9/27 at 100.00	N/R	125,439
615	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	635,830
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
375	3.750%, 9/15/24, 144A	No Opt. Call	N/R	375,439
555	4.125%, 9/15/29, 144A	9/27 at 100.00	N/R	556,609
205	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	205,580
900	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	947,313
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	844,675
450	5.500%, 8/01/27	No Opt. Call	BBB+	556,218
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
1,005	4.500%, 9/01/24, 144A	No Opt. Call	N/R	1,035,180
1,270	5.000%, 9/01/29, 144A	9/28 at 100.00	N/R	1,348,892
3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,753,371

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,055	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	1/20 at 100.00	N/R	$3,058,147
8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	1/20 at 100.00	N/R	8,765,925
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2015A, 5.000%, 11/15/22	No Opt. Call	BB-	1,209,851
1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 0.000%, 11/15/22 (7)	1/20 at 100.00	D	700,000
1,845	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/25 (7)	No Opt. Call	D	1,291,500
4,665	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015B-1, 0.000%, 11/15/21 (7)	1/20 at 100.00	D	3,265,500
415	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 1.969%, 12/15/26 (3-Month LIBOR*67% reference rate + 0.700% spread) (5)	2/20 at 100.00	A-	414,921
35,280	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 2.719%, 12/15/26 (3-Month LIBOR*67% reference rate + 1.450% spread) (5)	2/20 at 100.00	N/R	35,280,000
12,315	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46, 144A (AMT)	4/24 at 100.00	N/R	13,419,655
725	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	746,402
	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A:
250	6.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	262,083
235	6.000%, 1/01/22	1/21 at 100.00	N/R	239,561
	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
183	4.000%, 12/01/21	No Opt. Call	N/R	188,331
549	4.000%, 12/01/27	12/24 at 100.00	N/R	564,795
2,060	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Utility Improvement Series 2018, 4.000%, 12/01/38 – AGM Insured	12/23 at 100.00	AA	2,146,129
675	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	691,672

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
$2,375	5.500%, 9/01/25	No Opt. Call	N/R	$2,424,542
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,905,062
2,025	6.250%, 9/01/40	9/25 at 100.00	N/R	2,099,824
331,125	Total Texas			340,655,822
	Utah – 0.4%
2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	2,101,722
500	Utah Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 6.500%, 10/15/33	1/20 at 100.00	BB+	501,400
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,175	3.500%, 6/15/24, 144A	No Opt. Call	N/R	1,174,506
1,660	5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	1,832,076
2,115	5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	2,299,428
2,500	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,620,250
815	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36, 144A	2/26 at 100.00	BB	870,175
	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A:
485	3.625%, 6/15/29, 144A	6/27 at 100.00	N/R	497,106
675	5.000%, 6/15/39, 144A	6/27 at 100.00	N/R	726,658
500	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25, 144A	4/20 at 100.00	BB+	501,600
11,610	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/29	10/27 at 100.00	BBB-	13,761,565
24,135	Total Utah			26,886,486
	Vermont – 0.3%
2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,302,873
	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	281,663
315	5.625%, 7/01/30 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	335,390
460	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	490,622
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	822,317
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,025,832
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,163,800
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,157,950

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont (continued)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College Project, Series 2012:
$170	5.000%, 10/01/24	10/22 at 100.00	BBB	$183,986
555	5.000%, 10/01/25	10/22 at 100.00	BBB	599,561
805	5.000%, 10/01/27	10/22 at 100.00	BBB	865,721
8,537	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, LIBOR Floating Rate Notes Series 2012B, 4.900%, 12/03/35 (AMT) (3-Month LIBOR reference rate + 3.00% spread) (5)	No Opt. Call	AAA	8,814,194
16,867	Total Vermont			18,043,909
	Virgin Islands – 0.8%
475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	473,812
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
660	5.000%, 10/01/24	No Opt. Call	N/R	663,300
450	5.000%, 10/01/30	10/24 at 100.00	N/R	450,000
2,160	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	2,170,800
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
5,060	5.000%, 10/01/25	10/20 at 100.00	Caa2	5,092,030
2,710	5.000%, 10/01/29	10/20 at 100.00	Caa2	2,721,870
2,280	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	2,305,171
1,391	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	1/20 at 100.00	Caa2	1,393,615
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
355	5.000%, 10/01/27	10/22 at 100.00	Caa2	356,331
4,680	5.000%, 10/01/32	10/22 at 100.00	Caa2	4,697,550
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	1/20 at 100.00	Caa3	500,000
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
6,680	5.000%, 10/01/25	10/20 at 100.00	Caa3	6,716,339
275	5.250%, 10/01/29	10/20 at 100.00	Caa3	276,496
9,335	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	1/20 at 100.00	Caa3	9,358,337
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
2,000	6.625%, 10/01/29	1/20 at 100.00	Caa3	2,005,080
1,780	6.750%, 10/01/37	1/20 at 100.00	Caa3	1,783,418

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
$5,555	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	$5,563,444
1,760	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	Caa2	1,706,549
3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	1/20 at 100.00	Caa2	3,614,404
1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	1/20 at 100.00	Caa3	927,500
52,716	Total Virgin Islands			52,776,046
	Virginia – 0.4%
	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,026,660
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,064,560
2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	2,461,860
895	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	924,848
960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	A3	976,166
	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	A3	1,150,320
2,000	5.000%, 6/15/27	6/24 at 100.00	A3	2,294,260
1,760	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,788,019
405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	426,064
2,790	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	1/20 at 100.00	N/R	2,790,195
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	Ba2	1,597,912
1,550	5.000%, 7/01/24, 144A	No Opt. Call	Ba2	1,702,691
1,635	5.000%, 7/01/25, 144A	No Opt. Call	Ba2	1,823,172
1,615	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds,Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,874,078
100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	Baa3	114,484

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	$366,080
22,265	Total Virginia			23,381,369
	Washington – 1.2%
1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,191,927
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,960	5.500%, 6/01/27 (AMT)	1/20 at 100.00	N/R	1,962,999
1,500	5.600%, 6/01/37 (AMT)	1/20 at 100.00	N/R	1,501,785
	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (AMT)	No Opt. Call	A-	1,253,989
1,165	5.000%, 12/01/24 (AMT)	6/24 at 100.00	A-	1,332,515
1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BBB-	1,089,450
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,975	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,630,477
2,145	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,474,215
265	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	1/20 at 100.00	N/R	265,588
270	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/21 at 100.00	BBB	278,092
11,910	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	12,666,285
1,130	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	1,178,974
6,085	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	6,447,483
20,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2013B, 2.530%, 1/01/35 (Mandatory Put 2/20/20) (SIFMA reference rate + 1.400% spread) (5)	7/24 at 100.00	BBB+	20,455,600
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.852%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	BBB+	5,455,550
1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,069,510
735	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	769,244
1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,479,911
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	105,964

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	$1,128,810
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A:
70	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	73,826
70	5.000%, 1/01/23, 144A	No Opt. Call	N/R	72,992
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	3,197,071
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,166,880
	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
1,575	6.000%, 1/01/24, 144A	No Opt. Call	N/R	1,672,556
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,711,050
70,965	Total Washington			75,632,743
	West Virginia – 0.2%
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,548,150
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,551,540
1,610	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba3	1,685,686
1,340	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,427,020
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,213,610
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,425,664
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,196,110
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.750%, 10/01/43 (7)	1/20 at 100.00	N/R	2,340,000
14,130	Total West Virginia			13,387,780
	Wisconsin – 4.1%
390	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	394,508
3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,125,522

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
$300	5.000%, 11/15/31	11/26 at 100.00	A	$358,095
190	5.000%, 11/15/33	11/26 at 100.00	A	225,091
205	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	212,893
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
1,000	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,028,050
390	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	409,484
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	1,034,400
800	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	810,832
1,535	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB-	1,646,917
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
7,425	4.100%, 6/15/26, 144A	No Opt. Call	N/R	7,412,377
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,031,371
3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,655,015
2,120	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	2,195,875
425	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	435,625
1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,786,008
300	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	Baa3	316,821
180	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	Baa3	188,595
	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,460	6.000%, 3/01/22, 144A	No Opt. Call	N/R	3,489,583
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,359,868
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
355	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	375,246
440	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	472,023
250	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A	6/27 at 102.00	N/R	250,365

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$495	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	$510,464
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	693,028
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,445,992
6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	7,460,576
1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,257,505
	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A:
200	4.000%, 9/01/20, 144A	No Opt. Call	BB	201,896
1,250	5.000%, 9/01/25, 144A	No Opt. Call	BB	1,397,863
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
40,265	6.250%, 8/01/27, 144A	No Opt. Call	N/R	46,163,822
355	6.750%, 8/01/31, 144A	No Opt. Call	N/R	429,135
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
18,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	21,077,331
14,885	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	17,799,185
1,690	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	990,002
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,874,658
4,230	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	4,751,517
15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	16,449,856
2,345	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,511,260
4,400	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,575,208
5,465	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	5,561,403
2,650	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	2,768,110
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,178,680
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,362,392

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
$21,920	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	$22,794,827
9,515	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	9,896,742
	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB-	149,493
540	5.000%, 7/01/23	No Opt. Call	BBB-	588,956
17,930	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 14.000%, 6/01/29, 144A	7/22 at 100.00	N/R	17,969,087
	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Series 2019A:
2,245	5.000%, 10/01/22, 144A	No Opt. Call	BB	2,389,713
2,300	5.000%, 10/01/23, 144A	No Opt. Call	BB	2,497,984
2,175	5.000%, 10/01/34, 144A	10/29 at 100.00	BB	2,452,378
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,370	3.500%, 8/01/22	No Opt. Call	N/R	1,384,001
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,217,978
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,381,128
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019:
1,000	4.250%, 8/01/34	8/26 at 103.00	N/R	992,460
2,300	4.500%, 8/01/39	8/26 at 103.00	N/R	2,293,997
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,589,745
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,679,461
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	394,492
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	899,112
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	693,781
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,366,813
1,000	5.125%, 5/01/29	5/24 at 100.00	N/R	1,093,490
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
385	5.000%, 7/01/25	7/24 at 100.00	A	445,830
670	5.000%, 7/01/26	7/24 at 100.00	A	773,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
$100	4.000%, 9/15/22	No Opt. Call	BBB-	$104,450
100	4.000%, 9/15/23	9/22 at 100.00	BBB-	104,289
100	4.000%, 9/15/24	9/22 at 100.00	BBB-	103,970
100	4.000%, 9/15/25	9/22 at 100.00	BBB-	103,810
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	213,058
200	5.000%, 8/15/22	No Opt. Call	A	220,764
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Vernon Memorial Healthcare Inc, Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BB	1,015,176
525	5.000%, 3/01/25	3/24 at 100.00	BB	562,706
820	5.000%, 3/01/26	3/24 at 100.00	BB	876,875
1,095	5.000%, 3/01/27	3/24 at 100.00	BB	1,167,445
1,130	5.000%, 3/01/28	3/24 at 100.00	BB	1,201,721
4,020	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,374,001
249,270	Total Wisconsin			268,667,990
	Wyoming – 0.1%
	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BB+	1,340,036
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,134,076
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,478,510
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,403,822
1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, LLC - University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,151,766
6,045	Total Wyoming			6,508,210
$6,120,387	Total Municipal Bonds (cost $6,031,102,811)			6,303,951,963

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.5%
	Commercial Services & Supplies – 0.0%
$1,041	EWM P1 LLC (cash 13.750%, PIK 1.250%) (7), (8)	15.000%	9/01/28	N/R	$ —
667	EWM P1 LLC (7), (8)	15.000%	9/01/28	N/R	—
1,708	Total Commercial Services & Supplies				—
	Electric Utilities – 0.1%
1,865	FirstEnergy Solutions Corp (7)	6.050%	8/15/21	BBB-	1,636,538
1,165	FirstEnergy Solutions Corp (7)	6.800%	8/15/39	N/R	1,025,200
2,875	Talen Energy Supply LLC	6.500%	6/01/25	B3	2,453,611
3,240	Talen Energy Supply LLC	7.250%	5/15/27	B	3,409,128
700	Talen Energy Supply LLC	6.625%	1/15/28	B	714,000
9,845	Total Electric Utilities				9,238,477
	Metals & Mining – 0.9%
7,860	AK Steel Corp	7.625%	10/01/21	B-	7,918,950
6,600	AK Steel Corp	7.500%	7/15/23	B1	6,864,000
11,635	AK Steel Corp	6.375%	10/15/25	B-	11,635,000
23,335	AK Steel Corp	7.000%	3/15/27	B-	23,522,964
2,500	United States Steel Corp	6.875%	8/15/25	B3	2,334,075
11,000	United States Steel Corp	6.250%	3/15/26	B3	9,406,100
62,930	Total Metals & Mining				61,681,089
	Real Estate Management & Development – 0.5%
2,300	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,445,304
25,300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	27,283,958
27,600	Total Real Estate Management & Development				29,729,262
$102,083	Total Corporate Bonds (cost $93,911,629)				100,648,828
	Total Long-Term Investments (cost $6,125,014,440)				6,404,600,791

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.5%
	MUNICIPAL BONDS – 3.5%
	Colorado – 0.3%
$20,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Demand Obligations, Series 2019A, 1.200%, 11/15/49 (Mandatory Put 2/26/20) (10)	2/20 at 100.00	VMIG1	$20,000,000
	Florida – 0.6%
43,165	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (10)	3/20 at 104.00	N/R	41,505,737

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.0%
$975	Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center Project, Variable Rate Demand Obligations, Series 2003 ARCs, 2.300%, 8/15/32 – AMBAC Insured (Mandatory Put 2/21/20) (10)	No Opt. Call	A-	$975,000
	Massachusetts – 0.3%
19,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2008U-6E, 0.850%, 10/01/42 (Mandatory Put 2/24/20) (10)	2/20 at 100.00	VMIG1	19,000,000
	Missouri – 0.2%
15,710	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Variable Rate Demand Obligations, Tender Option Bond Floater 2019-016, 1.360%, 6/01/45 (Mandatory Put 2/20/20), 144A (10)	12/20 at 100.00	F1	15,710,000
	New York – 1.5%
30,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2012G-1, 1.650%, 11/01/32 (Mandatory Put 2/19/20) (10)	2/20 at 100.00	A-1	30,000,000
22,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Variable Rate Demand Obligations, Series 2008BB-1, 1.040%, 6/15/39 (Mandatory Put 2/19/20) (10)	2/20 at 100.00	A-1	22,140,000
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Variable Rate Demand Obligations, Fiscal 2013 Adjustable Rate Series AA-2, 1.200%, 6/15/46 (Mandatory Put 2/20/20) (10)	2/20 at 100.00	A-1	10,000,000
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Variable Rate Demand Obligations, Fiscal Series 2003A, 1.020%, 11/01/29 (Mandatory Put 2/24/20) (10)	2/20 at 100.00	A-1	10,000,000
23,835	New York City, New York, General Obligation Bonds, Fiscal 2014, Variable Rate Demand Obligation, Series I-3, 1.180%, 3/01/44 (Mandatory Put 2/26/20) (10)	2/20 at 100.00	A-1	23,835,000
95,975	Total New York			95,975,000
	Ohio – 0.4%
23,750	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Variable Rate Demand Obligations, Series 2019D-1, 1.200%, 1/01/52 (Mandatory Put 2/26/20) (10)	2/20 at 100.00	A-1+	23,750,000
	Utah – 0.2%
9,350	Weber County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Variable Rate Demand Obligations, Series 2000, 1.000%, 2/15/31 (Mandatory Put 2/19/20) (10)	2/20 at 100.00	A-1+	9,350,000
$227,925	Total Short-Term Investments (cost $228,005,625)			226,265,737
	Total Investments (cost $6,353,020,065) – 100.9%			6,630,866,528
	Floating Rate Obligations – (1.9)%			(126,145,000)
	Other Assets Less Liabilities – 1.0% (11)			69,375,905
	Net Assets – 100%			$6,574,097,433

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(1,156)	3/20	$(149,712,770)	$(148,455,688)	$1,257,083	$126,438
U.S. Treasury 5-Year Note	Short	(1,496)	3/20	(178,090,550)	(177,439,625)	650,925	35,063
Total				$(327,803,320)	$(325,895,313)	$1,908,008	$161,501

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.22%	$10,000,000	1.000%	Quarterly	6/21/21	$(2,975)	$(345,172)	$342,198
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$6,290,172,540	$13,779,423	$6,303,951,963
Corporate Bonds	—	100,648,828	—*	100,648,828
Short-Term Investments:
Municipal Bonds	—	226,265,737	—	226,265,737
Investments in Derivatives:
Futures Contracts**	1,908,008	—	—	1,908,008
Credit Default Swaps**	—	342,198	—	342,198
Total	$1,908,008	$6,617,429,303	$13,779,423	$6,633,116,734

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(13)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.0%
	MUNICIPAL BONDS – 98.9%
	Alabama – 3.0%
$6,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	Aa1	$7,166,040
2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	2,435,660
1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	1,149,549
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	1,097,660
250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	266,920
2,760	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A3	2,995,180
1,995	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A3	2,175,867
15,115	Total Alabama			17,286,876
	Alaska – 0.3%
1,665	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019, 4.000%, 4/01/34	4/29 at 100.00	A	1,864,117
	Arizona – 1.9%
2,805	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	3,187,350
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
970	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,067,960
1,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,096,010
210	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A	7/29 at 100.00	BB	230,454
40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	41,297
1,000	Arizona State, State Lottery Revenue Bonds, Refunding Series 2019, 5.000%, 7/01/28	No Opt. Call	Aa3	1,282,270
510	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	530,548
1,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	2,154,085

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$400	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	$447,772
725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	875,902
100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	101,384
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	99,123
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	25,244
9,765	Total Arizona			11,139,399
	California – 20.9%
	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Election 2014 Series 2019C:
1,000	3.000%, 8/01/35	8/27 at 100.00	AA	1,052,000
1,500	3.000%, 8/01/36	8/27 at 100.00	AA	1,570,650
1,500	3.000%, 8/01/37	8/27 at 100.00	AA	1,565,520
1,000	3.000%, 8/01/38	8/27 at 100.00	AA	1,039,200
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,104,180
2,585	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	A1	2,919,215
1,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	1,167,650
3,145	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29)	No Opt. Call	AA-	4,110,326
3,335	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	4,022,243
1,200	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers? Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/30	8/29 at 100.00	A+	1,557,780
90	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Taxable Series 2019, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	96,495
100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	103,563
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/25	No Opt. Call	BBB-	1,176,210
4,020	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB	4,572,790
840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,009,714

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$400	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	$410,816
300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	323,226
500	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	544,250
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
1,000	5.000%, 5/01/31	No Opt. Call	A+	1,341,200
1,000	5.000%, 5/01/32	No Opt. Call	A+	1,358,850
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2019C, 5.000%, 11/01/27	No Opt. Call	A+	6,364,400
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
2,000	5.000%, 10/01/25	No Opt. Call	AA-	2,430,700
3,000	5.000%, 10/01/32	10/29 at 100.00	AA-	3,888,660
1,925	3.000%, 10/01/35	10/29 at 100.00	AA-	2,037,420
2,000	3.000%, 10/01/36	10/29 at 100.00	AA-	2,106,380
4,000	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 11/01/29	No Opt. Call	AA-	5,270,320
870	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 5.000%, 1/01/24	No Opt. Call	BBB+	985,841
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4)	1/20 at 100.00	N/R	393,147
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
6,415	3.000%, 6/01/36	6/28 at 100.00	AA	6,700,403
4,000	3.000%, 6/01/37	6/28 at 100.00	AA	4,163,920
1,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	1/20 at 100.00	N/R	1,001,670
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
1,500	5.000%, 6/01/35	6/28 at 100.00	BB+	1,767,315
1,000	5.250%, 6/01/47	6/22 at 100.00	N/R	1,040,560
12,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	1/20 at 20.36	CCC-	2,116,750
1,360	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	1,650,074
1,500	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	A2	1,491,480
3,500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/48	8/29 at 100.00	AA-	3,545,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D:
$1,200	5.000%, 7/01/37	7/29 at 100.00	Aa2	$1,537,116
1,950	5.000%, 7/01/39	7/29 at 100.00	Aa2	2,478,294
2,000	5.000%, 7/01/44	7/29 at 100.00	Aa2	2,503,800
1,600	5.000%, 7/01/49	7/29 at 100.00	Aa2	1,991,936
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA	3,568,920
1,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	1,886,010
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
2,000	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	Aa3	2,493,320
2,500	5.000%, 7/01/38	1/28 at 100.00	Aa3	3,070,750
2,500	5.250%, 7/01/42	1/28 at 100.00	Aa3	3,113,575
5,000	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	A1	5,095,300
1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (AMT)	7/28 at 100.00	A2	1,260,719
875	Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%, 9/01/39	9/29 at 100.00	AA	1,114,435
2,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42 (AMT)	5/27 at 100.00	A+	2,951,100
7,435	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	8,985,495
3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,200,142
1,000	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Baa2	796,240
118,455	Total California			122,047,570
	Colorado – 5.0%
2,000	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AA+	2,378,240
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,047,220
1,700	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,780,342
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	412,612
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	557,325

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA-	$2,816,822
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
1,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A	1,216,650
1,000	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A	1,220,630
3,000	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A	3,651,060
970	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	986,112
1,050	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	1,100,589
1,000	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,065,220
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	530,655
100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	100,883
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	519,445
1,000	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	1,034,280
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	510,480
1,305	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	1,351,406
1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	2,199,898
495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	1/20 at 100.00	N/R	480,264
500	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	521,935
1,750	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	1,805,195
1,500	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,599,435
500	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	518,645
26,450	Total Colorado			29,405,343
	Connecticut – 0.2%
200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	1/20 at 100.00	Caa1	198,802

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	$108,839
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,142,580
1,300	Total Connecticut			1,450,221
	Delaware – 0.0%
35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BB+	38,969
	District of Columbia – 0.3%
125	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	142,716
500	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2019A, 5.000%, 10/01/39	10/29 at 100.00	Aa2	628,125
275	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35	10/29 at 100.00	Baa2	311,578
415	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	504,976
1,315	Total District of Columbia			1,587,395
	Florida – 5.9%
3,000	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.148%, 12/01/37 (3-Month LIBOR * 67% reference rate + 0.870% spread) (6)	1/20 at 100.00	A3	2,940,840
345	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	354,822
1,000	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	1,070,030
240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	264,010
1,000	Capital Trust Agency, Educational Facilities Revenue Bonds, Florida, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	1,045,940
100	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	110,151
50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	52,453
2,160	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	2,347,402
100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	104,398
500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	527,585

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	$105,326
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/39, 144A	10/27 at 100.00	Ba2	106,419
2,000	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2019B, 5.000%, 7/01/44	7/29 at 100.00	A+	2,428,800
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	542,730
150	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	N/R	152,838
1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	1,054,290
300	Fiddlers Creek Community Development District 2, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 5.000%, 5/01/35	5/29 at 100.00	N/R	329,520
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	102,194
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	513,385
1,510	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	1,671,947
5,600	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.375%, 1/01/49 (Mandatory Put 1/01/26), 144A (AMT)	3/20 at 105.00	N/R	5,346,320
500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	529,080
2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A3	2,414,720
4,000	JEA, Florida, Electric System Revenue Bonds, Subordinate Lien Series 2013C, 5.000%, 10/01/37	10/22 at 100.00	A3	4,357,320
180	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	191,401
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	994,950
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (AMT)	6/20 at 100.00	Baa2	1,009,830
100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	103,269
145	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/20 at 100.00	N/R	144,681
160	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.500%, 5/01/40	5/29 at 100.00	N/R	162,675
245	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44 (WI/DD, Settling 1/09/20)	10/29 at 100.00	BBB-	296,188

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$100	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/29	No Opt. Call	N/R	$118,969
200	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	204,836
1,560	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.750%, 11/15/54	11/26 at 103.00	N/R	1,563,370
500	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%, 5/01/49	5/29 at 100.00	N/R	529,450
500	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	505,575
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
100	4.625%, 5/01/39	5/29 at 100.00	N/R	102,239
200	4.750%, 5/01/50	5/29 at 100.00	N/R	203,458
100	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39	5/29 at 100.00	N/R	102,586
32,945	Total Florida			34,705,997
	Georgia – 1.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,582,665
500	7.000%, 1/01/40	1/28 at 100.00	N/R	530,100
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	AA-	1,119,610
200	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/36	7/28 at 100.00	BBB+	239,634
1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A-	1,837,110
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,776,780
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,352,770
9,200	Total Georgia			10,438,669
	Guam – 0.4%
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,145,470
1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,151,942
95	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	111,335
2,195	Total Guam			2,408,747

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.2%
$1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A-	$1,193,330
	Illinois – 1.3%
500	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	525,345
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,193,130
2,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31	12/26 at 100.00	AA+	2,383,720
100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	101,503
485	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	515,104
250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	289,108
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB-	1,073,410
1,060	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB-	1,108,029
430	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	436,222
6,825	Total Illinois			7,625,571
	Indiana – 0.9%
100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	109,505
15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	16,258
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,113,960
110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	113,577
560	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	571,514
2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A+	2,283,320
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Series 2019B, 1.450%, 6/01/21	6/20 at 100.00	N/R	1,000,070
4,785	Total Indiana			5,208,204
	Iowa – 0.8%
1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	A1	1,057,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$235	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B-	$238,483
1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	1,352,275
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	A	2,077,900
4,485	Total Iowa			4,725,748
	Kentucky – 1.4%
60	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB-	64,861
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa1	2,085,280
1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	Baa2	1,131,290
2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/27	No Opt. Call	A-	2,430,460
1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A, 4.000%, 11/01/34	11/28 at 100.00	A1	1,113,080
1,100	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%, 5/15/35	11/25 at 100.00	Aa3	1,127,929
315	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A	319,933
7,475	Total Kentucky			8,272,833
	Louisiana – 0.1%
280	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	293,989
500	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	513,720
780	Total Louisiana			807,709
	Maryland – 1.4%
4,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2019, 3.000%, 10/01/34	10/27 at 100.00	Aa1	4,189,560
500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (7)	1/20 at 100.00	N/R	322,500
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (7)	1/20 at 100.00	N/R	645,000
2,555	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41	5/26 at 100.00	AA-	2,989,171
8,055	Total Maryland			8,146,231

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.4%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
$165	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	$181,274
1,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,095,810
185	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31	7/29 at 100.00	A3	232,304
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,270,240
4,000	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	AA	4,655,760
7,350	Total Massachusetts			8,435,388
	Michigan – 1.1%
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured	No Opt. Call	AA	1,250,300
5,000	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	5,018,600
6,000	Total Michigan			6,268,900
	Minnesota – 2.6%
485	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	508,047
1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,499,792
50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	50,814
3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,234,390
2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A2	2,296,840
1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,257,648
5,000	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/36	2/28 at 100.00	Aa2	5,226,650
30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	N/R	20,055
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	1,080,820
14,100	Total Minnesota			15,175,056
	Mississippi – 0.4%
1,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	988,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$1,140	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	$1,188,256
2,140	Total Mississippi			2,176,406
	Missouri – 0.2%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,029,260
	Nebraska – 0.5%
3,045	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2019A, 3.000%, 2/01/34	2/29 at 100.00	AA	3,212,475
	Nevada – 1.7%
2,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2019B, 3.000%, 6/15/36 – AGM Insured	6/29 at 100.00	A1	2,065,980
4,000	Clark County, Nevada, General Obligation Bonds, Las Vegas Convention & Visitors Authority Convention Center Expansion, Limited Tax Series 2019C, 3.000%, 7/01/38	7/29 at 100.00	AA+	4,127,920
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
250	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	277,280
165	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	191,491
1,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	1,021,400
225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	244,872
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019:
175	4.000%, 6/01/39	6/29 at 100.00	N/R	182,389
745	4.000%, 6/01/49	6/29 at 100.00	N/R	763,796
100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	106,759
850	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	900,516
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
45	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	45,567
80	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	81,746
9,635	Total Nevada			10,009,716
	New Hampshire – 0.2%
1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	1,059,720

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	$60,590
1,050	Total New Hampshire			1,120,310
	New Jersey – 1.7%
725	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa2	735,817
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019, 4.000%, 7/01/38	7/29 at 100.00	A	1,136,270
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
1,490	5.000%, 12/15/32	12/28 at 100.00	BBB+	1,757,038
1,000	5.000%, 12/15/33	12/28 at 100.00	BBB+	1,176,540
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	BBB+	1,172,060
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
2,000	4.000%, 6/15/36	12/28 at 100.00	BBB+	2,135,880
1,800	4.000%, 6/15/37	12/28 at 100.00	BBB+	1,915,632
9,015	Total New Jersey			10,029,237
	New York – 15.1%
2,015	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	A+	2,327,285
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35	9/23 at 100.00	AA+	2,610,475
2,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/41	3/28 at 100.00	AA+	2,427,760
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37	11/26 at 100.00	A	5,928,550
400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Greater Rochester Inc, Series 2019, 5.000%, 1/01/50	1/26 at 103.00	N/R	432,612
6,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	7,396,080
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series AA, 4.000%, 6/15/38	12/29 at 100.00	AA+	2,303,520
1,300	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	1,487,408
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-2, 4.000%, 6/15/41	12/29 at 100.00	AA+	2,281,620
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,000	4.000%, 7/15/41	7/29 at 100.00	AA	5,685,600
1,240	3.000%, 7/15/49	7/29 at 100.00	AA	1,245,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/36	7/25 at 100.00	AA	$2,352,120
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	2,350,360
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	Aa1	3,041,010
1,200	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/40	12/28 at 100.00	AA	1,474,740
3,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series E, 5.000%, 8/01/22	No Opt. Call	AA	3,298,020
1,500	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	1,783,485
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,212,240
1,085	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,089,959
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	1,008,360
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
3,250	5.000%, 6/15/33	6/29 at 100.00	AAA	4,174,430
2,000	5.000%, 6/15/36	6/29 at 100.00	AAA	2,541,140
2,000	3.000%, 6/15/38	6/29 at 100.00	AAA	2,092,980
6,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/39	1/30 at 100.00	A-	6,800,160
1,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A-1, 5.000%, 3/15/32	3/23 at 100.00	Aa1	1,667,640
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	1,127,760
1,300	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	1,561,495
1,300	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	1,588,938
55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa1	58,611
755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	841,500

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019:
$2,400	4.000%, 12/01/47	12/29 at 100.00	AA-	$2,753,904
2,300	4.000%, 12/01/49	12/29 at 100.00	AA-	2,637,916
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (AMT)	4/27 at 100.00	AA-	1,190,690
4,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	4,844,560
1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB-	1,263,948
160	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/39	10/29 at 100.00	N/R	180,294
76,460	Total New York			88,062,651
	North Carolina – 1.2%
2,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	AA+	2,992,625
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB	1,241,610
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB	1,237,370
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB	1,611,127
5,805	Total North Carolina			7,082,732
	Ohio – 4.4%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,750	5.125%, 6/01/24	1/20 at 100.00	C	2,753,740
4,615	5.750%, 6/01/34	1/20 at 100.00	C	4,638,029
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,019,490
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,020,220
300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	260,250
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	867,500
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	2,602,500
1,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	1,054,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,085	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (7)	No Opt. Call	N/R	$2,676,237
2,765	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	2,398,638
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	1,072,500
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2019B, 3.000%, 12/01/33	12/29 at 100.00	AAA	5,341,100
26,540	Total Ohio			25,704,232
	Pennsylvania – 3.5%
1,000	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B3	1,044,710
180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	210,245
175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	196,212
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	1,122,950
300	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2020, 4.125%, 11/30/20, 144A (WI/DD, Settling 1/03/20)	7/20 at 100.00	N/R	299,766
240	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/31	7/29 at 100.00	A	308,054
735	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/40	1/29 at 100.00	A2	906,880
200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba2	211,472
4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2005, 5.000%, 7/01/27	No Opt. Call	A2	4,919,800
1,000	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	1,062,300
3,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	3,430,470
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017, 5.000%, 5/01/33	11/27 at 100.00	A3	2,850,475
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A-	1,811,415

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,560	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	$1,821,737
17,265	Total Pennsylvania			20,196,486
	Puerto Rico – 2.4%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,160	6.125%, 7/01/24	No Opt. Call	C	1,247,000
600	6.000%, 7/01/38	1/20 at 100.00	C	612,000
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,000	5.000%, 7/01/21	No Opt. Call	C	2,067,000
2,500	5.000%, 7/01/22	No Opt. Call	C	2,628,750
1,300	5.250%, 7/01/42	7/22 at 100.00	C	1,355,575
30	6.000%, 7/01/47	7/22 at 100.00	C	31,808
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)	7/20 at 100.00	D	2,287,500
175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/27 (7)	1/20 at 100.00	D	133,000
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA, 3.978%, 7/01/24 (7)	7/20 at 100.00	D	381,250
1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.895%, 7/01/20 (7)	No Opt. Call	D	1,041,562
100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.123%, 7/01/43 (7)	7/23 at 100.00	D	78,500
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (7)	7/20 at 100.00	D	1,522,500
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (7)	1/20 at 100.00	D	748,750
15,740	Total Puerto Rico			14,135,195
	South Carolina – 3.2%
4,390	Florence, South Carolina, Combined Waterworks and Sewerage System Revenue Bonds, Refunding & Capital Improvement Series 2019, 3.000%, 9/01/37	9/29 at 100.00	AA-	4,565,205
2,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	2,181,060
1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	1,066,430
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	1,128,160
1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	1,150,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$1,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A-	$1,593,615
1,730	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/34	6/24 at 100.00	A-	1,950,938
1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A-	1,651,890
1,000	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/29 (AMT)	7/28 at 100.00	A+	1,238,020
2,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	A	2,046,160
250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	262,190
17,370	Total South Carolina			18,833,808
	Tennessee – 0.5%
1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	Baa1	1,112,370
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (7)	6/27 at 100.00	N/R	60,000
1,450	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A3	1,552,544
2,550	Total Tennessee			2,724,914
	Texas – 8.5%
1,500	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/44 (AMT)	11/29 at 100.00	A	1,831,620
1,500	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2017B, 5.100%, 8/15/43	8/20 at 100.00	AAA	1,503,045
5,000	Dallas County Hospital District, Texas, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 8/15/29	8/28 at 100.00	AA-	6,305,700
3,000	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/15/34	8/24 at 100.00	AAA	3,458,940
50	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	50,550
100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	105,247
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	2,247,200
7,800	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 11/15/36	11/26 at 100.00	Aa2	9,372,090
	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Refunding Series 2019B:
3,735	4.000%, 2/15/34	2/29 at 100.00	AAA	4,335,812
5,000	4.000%, 2/15/35	2/29 at 100.00	AAA	5,788,350
225	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	229,241

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
$500	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	$511,895
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	511,755
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,081,350
640	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	662,099
275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4), (7)	1/26 at 102.00	N/R	137,500
25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	26,316
145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	133,648
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	2,460,220
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	99,521
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	99,635
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.500%, 11/15/45 (7)	11/25 at 100.00	D	700,000
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	3,060,100
4,500	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 3.000%, 10/15/35	10/29 at 100.00	AAA	4,726,845
43,195	Total Texas			49,438,679
	Utah – 1.0%
250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	250,205
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
1,000	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A2	1,185,160
1,000	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A2	1,200,580
500	Utah Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 6.500%, 10/15/33	1/20 at 100.00	BB+	501,400
2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018B-1, 5.000%, 5/15/56 (Mandatory Put 8/01/22)	5/22 at 100.00	AA+	2,711,875
5,250	Total Utah			5,849,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.1%
$500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	1/20 at 100.00	Caa3	$501,270
	Virginia – 0.9%
250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	263,658
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	3,196,500
100	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	112,134
1,570	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (AMT)	7/25 at 100.00	AA+	1,812,439
100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	118,870
5,020	Total Virginia			5,503,601
	Washington – 1.1%
1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	A+	1,953,811
1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA-	1,245,854
480	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	510,480
245	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	259,595
200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	219,816
1,855	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2017B, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,197,656
5,465	Total Washington			6,387,212
	West Virginia – 0.0%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	110,547
	Wisconsin – 1.4%
105	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	109,159
135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	139,644
250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	261,575

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	$101,923
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
3	0.000%, 1/01/47, 144A	No Opt. Call	N/R	102
3	0.000%, 1/01/48, 144A	No Opt. Call	N/R	89
3	0.000%, 1/01/49, 144A	No Opt. Call	N/R	87
3	0.000%, 1/01/50, 144A	No Opt. Call	N/R	83
2	0.000%, 1/01/51, 144A	No Opt. Call	N/R	81
3	0.000%, 1/01/52, 144A	No Opt. Call	N/R	103
3	0.000%, 1/01/53, 144A	No Opt. Call	N/R	102
3	0.000%, 1/01/54, 144A	No Opt. Call	N/R	98
3	0.000%, 1/01/55, 144A	No Opt. Call	N/R	95
3	0.000%, 1/01/56, 144A	No Opt. Call	N/R	93
146	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	139,109
3	0.000%, 1/01/57, 144A	No Opt. Call	N/R	102
3	0.000%, 1/01/58, 144A	No Opt. Call	N/R	99
3	0.000%, 1/01/59, 144A	No Opt. Call	N/R	96
3	0.000%, 1/01/60, 144A	No Opt. Call	N/R	92
3	0.000%, 1/01/61, 144A	No Opt. Call	N/R	90
3	0.000%, 1/01/62, 144A	No Opt. Call	N/R	87
3	0.000%, 1/01/63, 144A	No Opt. Call	N/R	84
3	0.000%, 1/01/64, 144A	No Opt. Call	N/R	82
3	0.000%, 1/01/65, 144A	No Opt. Call	N/R	80
3	0.000%, 1/01/66, 144A	No Opt. Call	N/R	83
35	0.000%, 1/01/67, 144A	No Opt. Call	N/R	941
750	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A	6/27 at 102.00	N/R	752,175
1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,039,260
2,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,365,300
105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	109,721
500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	515,580
1,100	Public Finance Authority, Educational Revenue Bonds, Wisconsin, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	1,146,409
1,210	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	Baa3	1,319,674

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$30	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A	12/28 at 100.00	N/R	$30,431
7,525	Total Wisconsin			8,032,729
$533,965	Total Municipal Bonds (cost $560,116,914)			578,372,953

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%
	Commercial Services & Supplies – 0.0%
$49	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (7)	15.000%	9/01/28	N/R	$ —
31	EWM P1 LLC (4), (7)	15.000%	9/01/28	N/R	—
80	Total Commercial Services & Supplies				—
	Real Estate Management & Development – 0.1%
300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	323,525
$380	Total Corporate Bonds (cost $380,064)				323,525
	Total Long-Term Investments (cost $560,496,978)				578,696,478

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MUNICIPAL BONDS – 0.9%
	National – 0.6%
$3,655	JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 1.910%, 12/01/21 (AMT) (Mandatory Put 2/24/20), 144A (8)	No Opt. Call	F1+	$3,655,000
	Florida – 0.3%
1,800	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (8)	3/20 at 104.00	N/R	1,730,808
$5,455	Total Short-Term Investments (cost $5,455,000)			5,385,808
	Total Investments (cost $565,951,978) – 99.9%			584,082,286
	Floating Rate Obligations – (0.6)%			(3,800,000)
	Other Assets Less Liabilities – 0.7% (9)			4,428,353
	Net Assets – 100%			$584,710,639
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(93)	3/20	$(12,044,366)	$(11,943,234)	$101,132	$10,172

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.22%	$2,500,000	1.000%	Quarterly	6/21/21	$(744)	$(85,599)	$84,855
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$577,842,306	$530,647	$578,372,953
Corporate Bonds	—	323,525	—*	323,525
Short-Term Investments:
Municipal Bonds	—	5,385,808	—	5,385,808
Investments in Derivatives:
Futures Contracts**	101,132	—	—	101,132
Credit Default Swaps**	—	84,855	—	84,855
Total	$101,132	$583,636,494	$530,647	$584,268,273

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.